UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22153

Dunham Funds
(Exact name of registrant as specified in charter)

6256 Greenwich Dr. Ste. 550, San Diego, CA	92122
(Address of principal executive offices)	(Zip code)

Timothy Burdick
Ultimus Fund Solutions LLC., 4221 N 203rd St., Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	10/31

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)

Dunham Corporate/Government Bond Fund

Class A (DACGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.29%

How did the Fund perform during the reporting period?

Sector allocation negatively contributed to relative Fund performance over the first half of the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit negatively impacted relative performance from an allocation perspective. The largest detractor was the large underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection showed mixed results for relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were agency mortgage-backed securities and asset-backed securities. Security selection within corporate high quality was the largest detractor to Fund performance for the first half of the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund's slight underweight to duration exposure relative to the benchmark index has generally detracted from Fund performance, as yields have broadly declined over the first half of the fiscal year. Despite this underperformance, the Sub-Adviser is confident in the duration exposure considering the high amount of interest rate volatility over the last fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Corporate/Government Bond Fund - Class A	Dunham Corporate/Government Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
04/30/15	$10,000	$9,552	$10,000	$10,000
04/30/16	$10,054	$9,604	$10,272	$10,148
04/30/17	$10,265	$9,806	$10,357	$10,409
04/30/18	$10,165	$9,709	$10,324	$10,436
04/30/19	$10,554	$10,081	$10,870	$10,952
04/30/20	$11,126	$10,628	$12,049	$11,682
04/30/21	$11,644	$11,122	$12,017	$12,225
04/30/22	$10,826	$10,341	$10,994	$11,226
04/30/23	$10,602	$10,127	$10,947	$11,101
04/30/24	$10,637	$10,161	$10,786	$11,087
04/30/25	$11,326	$10,819	$11,651	$11,972

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	1.33%	6.48%	0.36%	1.25%
Class A With Load	-3.22%	1.72%	-0.56%	0.79%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Intermediate Core Plus Bond Category	2.33%	7.98%	0.49%	1.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$214,686,912
Number of Portfolio Holdings	562
Total Advisory Fee	$875,395
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.3%
Corporate Bonds	31.1%
Money Market Funds	4.9%
Non U.S. Government & Agencies	2.4%
Term Loans	4.4%
U.S. Government & Agencies	28.9%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Other Sectors 5.0%
U.S. Treasury Obligations 17.6%
CMO 11.9%
Financials 11.5%
MBS Passthrough 10.9%
ABS 10.9%
Money Market Funds 4.8%
CMBS 4.9%
Energy 4.3%
Industrials 3.9%
Utilities 3.3%
Consumer Discretionary 2.5%
Health Care 2.6%
Sovereign 2.3%
Technology 2.0%
Other Assets in Excess of Liabilities 1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Technology	2.0%
Sovereign	2.3%
Health Care	2.6%
Consumer Discretionary	2.5%
Utilities	3.3%
Industrials	3.9%
Energy	4.3%
CMBS	4.9%
Money Market Funds	4.8%
ABS	10.9%
MBS Passthrough	10.9%
Financials	11.5%
CMO	11.9%
U.S. Treasury Obligations	17.6%
Other Sectors	5.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.7%
United States Treasury Note, 4.250%, 02/15/54	2.1%
United States Treasury Note, 4.000%, 11/15/52	1.7%
United States Treasury Note, 4.000%, 07/31/29	1.5%
United States Treasury Note, 4.500%, 11/15/54	1.5%
United States Treasury Bond, 1.375%, 08/15/50	1.4%
Freddie Mac Pool, 4.500%, 04/01/54	1.2%
United States Treasury Note, 4.625%, 02/15/35	1.0%
United States Treasury Note, 3.625%, 05/15/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Corporate/Government Bond Fund - Class A (DACGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DACGX

Dunham Corporate/Government Bond Fund

Class C (DCCGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%

How did the Fund perform during the reporting period?

Sector allocation negatively contributed to relative Fund performance over the first half of the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit negatively impacted relative performance from an allocation perspective. The largest detractor was the large underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection showed mixed results for relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were agency mortgage-backed securities and asset-backed securities. Security selection within corporate high quality was the largest detractor to Fund performance for the first half of the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund's slight underweight to duration exposure relative to the benchmark index has generally detracted from Fund performance, as yields have broadly declined over the first half of the fiscal year. Despite this underperformance, the Sub-Adviser is confident in the duration exposure considering the high amount of interest rate volatility over the last fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Corporate/Government Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$10,011	$10,272	$10,148
Apr-2017	$10,159	$10,357	$10,409
Apr-2018	$10,016	$10,324	$10,436
Apr-2019	$10,350	$10,870	$10,952
Apr-2020	$10,856	$12,049	$11,682
Apr-2021	$11,298	$12,017	$12,225
Apr-2022	$10,455	$10,994	$11,226
Apr-2023	$10,193	$10,947	$11,101
Apr-2024	$10,177	$10,786	$11,087
Apr-2025	$10,778	$11,651	$11,972

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	1.10%	5.91%	-0.14%	0.75%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Intermediate Core Plus Bond Category	2.33%	7.98%	0.49%	1.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$214,686,912
Number of Portfolio Holdings	562
Total Advisory Fee	$875,395
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.3%
Corporate Bonds	31.1%
Money Market Funds	4.9%
Non U.S. Government & Agencies	2.4%
Term Loans	4.4%
U.S. Government & Agencies	28.9%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Technology	2.0%
Sovereign	2.3%
Health Care	2.6%
Consumer Discretionary	2.5%
Utilities	3.3%
Industrials	3.9%
Energy	4.3%
CMBS	4.9%
Money Market Funds	4.8%
ABS	10.9%
MBS Passthrough	10.9%
Financials	11.5%
CMO	11.9%
U.S. Treasury Obligations	17.6%
Other Sectors	5.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.7%
United States Treasury Note, 4.250%, 02/15/54	2.1%
United States Treasury Note, 4.000%, 11/15/52	1.7%
United States Treasury Note, 4.000%, 07/31/29	1.5%
United States Treasury Note, 4.500%, 11/15/54	1.5%
United States Treasury Bond, 1.375%, 08/15/50	1.4%
Freddie Mac Pool, 4.500%, 04/01/54	1.2%
United States Treasury Note, 4.625%, 02/15/35	1.0%
United States Treasury Note, 3.625%, 05/15/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Corporate/Government Bond Fund - Class C (DCCGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCCGX

Dunham Corporate/Government Bond Fund

Class N (DNCGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$52	1.04%

How did the Fund perform during the reporting period?

Sector allocation negatively contributed to relative Fund performance over the first half of the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit negatively impacted relative performance from an allocation perspective. The largest detractor was the large underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection showed mixed results for relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were agency mortgage-backed securities and asset-backed securities. Security selection within corporate high quality was the largest detractor to Fund performance for the first half of the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund's slight underweight to duration exposure relative to the benchmark index has generally detracted from Fund performance, as yields have broadly declined over the first half of the fiscal year. Despite this underperformance, the Sub-Adviser is confident in the duration exposure considering the high amount of interest rate volatility over the last fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Corporate/Government Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$100,859	$102,720	$101,479
Apr-2017	$103,157	$103,572	$104,094
Apr-2018	$102,472	$103,241	$104,362
Apr-2019	$106,648	$108,703	$109,516
Apr-2020	$112,710	$120,488	$116,818
Apr-2021	$118,150	$120,167	$122,252
Apr-2022	$110,138	$109,938	$112,261
Apr-2023	$108,198	$109,468	$111,007
Apr-2024	$108,828	$107,861	$110,867
Apr-2025	$116,159	$116,511	$119,717

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	1.46%	6.74%	0.60%	1.51%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Intermediate Core Plus Bond Category	2.33%	7.98%	0.49%	1.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$214,686,912
Number of Portfolio Holdings	562
Total Advisory Fee	$875,395
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.3%
Corporate Bonds	31.1%
Money Market Funds	4.9%
Non U.S. Government & Agencies	2.4%
Term Loans	4.4%
U.S. Government & Agencies	28.9%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Technology	2.0%
Sovereign	2.3%
Health Care	2.6%
Consumer Discretionary	2.5%
Utilities	3.3%
Industrials	3.9%
Energy	4.3%
CMBS	4.9%
Money Market Funds	4.8%
ABS	10.9%
MBS Passthrough	10.9%
Financials	11.5%
CMO	11.9%
U.S. Treasury Obligations	17.6%
Other Sectors	5.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.7%
United States Treasury Note, 4.250%, 02/15/54	2.1%
United States Treasury Note, 4.000%, 11/15/52	1.7%
United States Treasury Note, 4.000%, 07/31/29	1.5%
United States Treasury Note, 4.500%, 11/15/54	1.5%
United States Treasury Bond, 1.375%, 08/15/50	1.4%
Freddie Mac Pool, 4.500%, 04/01/54	1.2%
United States Treasury Note, 4.625%, 02/15/35	1.0%
United States Treasury Note, 3.625%, 05/15/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Corporate/Government Bond Fund - Class N (DNCGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNCGX

Dunham Dynamic Macro Fund

Class A (DAAVX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.70%

How did the Fund perform during the reporting period?

The overall lower equity exposure broadly contributed to relative performance, particularly during the steep downturn from mid-February through early April. The Sub-Adviser continued to reduce the equity exposure from the start of the fiscal year, ending December with close to 9 percent exposure. This materially added to relative performance as markets broadly sold off from mid-February through early April. The exposure to equities was increased during the downturn, rising to nearly 30 percent by the end of April.

Increasing the exposure as well as the overall duration of bonds in the Fund benefitted over the six-month period ended April 30, 2025. The Fund had a positive interest rate sensitivity coming into the fiscal year, but the Sub-Adviser’s signals resulted in a shift to a slightly negative duration, until January when it was increased to nearly 1 year. Then, by the end of April it was increased to nearly 4 years. This contributed positively to Fund performance as interest rates in general declined during the period when the Fund duration was elevated.

After near-zero commodity exposure, the Sub-Adviser’s models finally signaled to add an allocation. The Sub-Adviser added to the commodity position in February, increasing it to nearly 13 percent before reducing it back down to low single digits by the end of April. This generally detracted from performance as the Fund’s exposure to commodities depreciated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class A
Dunham Dynamic Macro Fund - Class A- with load
MSCI ACWI Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$24,000
$20,000
$16,000
$12,000
$8,000
$22,879
$19,785
$14,300
$12,999
$12,246
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25

	Dunham Dynamic Macro Fund - Class A	Dunham Dynamic Macro Fund - Class A- with load	MSCI ACWI Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
04/30/15	$10,000	$9,421	$10,000	$10,000	$10,000
04/30/16	$9,210	$8,676	$9,434	$9,688	$9,393
04/30/17	$9,463	$8,915	$10,861	$11,018	$10,170
04/30/18	$9,571	$9,017	$12,400	$12,288	$10,804
04/30/19	$9,802	$9,235	$13,028	$12,981	$11,038
04/30/20	$9,304	$8,765	$12,382	$12,311	$10,490
04/30/21	$10,657	$10,040	$18,046	$17,300	$13,536
04/30/22	$10,197	$9,606	$17,064	$16,116	$12,838
04/30/23	$10,167	$9,578	$17,416	$16,187	$12,480
04/30/24	$12,203	$11,497	$20,457	$18,089	$13,648
04/30/25	$12,999	$12,246	$22,879	$19,785	$14,300

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	3.12%	6.52%	6.92%	2.66%
Class A With Load	-2.78%	0.40%	5.66%	2.05%
Dow Jones Moderately Aggressive Portfolio Index	0.66%	9.38%	9.95%	7.06%
Morningstar Tactical Allocation Category	-1.85%	4.77%	6.39%	3.64%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$85,043,078
Number of Portfolio Holdings	45
Total Advisory Fee	$407,113
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	27.5%
Non U.S. Government & Agencies	4.6%
U.S. Government & Agencies	39.6%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.9%
Commodity	3.3%
Supranational	5.2%
Equity	28.4%
Money Market Funds	30.7%
U.S. Treasury Obligations	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	8.0%
Invesco Nasdaq 100 ETF	7.0%
Franklin FTSE Japan ETF	5.5%
United States Treasury Note, 2.000%, 08/15/25	4.1%
SPDR EURO STOXX 50 ETF	4.1%
Franklin FTSE United Kingdom ETF	3.9%
United States Treasury Note, 0.250%, 05/31/25	3.7%
United States Treasury Note, 2.125%, 05/15/25	3.5%
United States Treasury Note, 2.875%, 06/15/25	3.5%
United States Treasury Note, 2.875%, 07/31/25	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Dynamic Macro Fund - Class A (DAAVX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAAVX

Dunham Dynamic Macro Fund

Class C (DCAVX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	2.45%

How did the Fund perform during the reporting period?

The overall lower equity exposure broadly contributed to relative performance, particularly during the steep downturn from mid-February through early April. The Sub-Adviser continued to reduce the equity exposure from the start of the fiscal year, ending December with close to 9 percent exposure. This materially added to relative performance as markets broadly sold off from mid-February through early April. The exposure to equities was increased during the downturn, rising to nearly 30 percent by the end of April.

Increasing the exposure as well as the overall duration of bonds in the Fund benefitted over the six-month period ended April 30, 2025. The Fund had a positive interest rate sensitivity coming into the fiscal year, but the Sub-Adviser’s signals resulted in a shift to a slightly negative duration, until January when it was increased to nearly 1 year. Then, by the end of April it was increased to nearly 4 years. This contributed positively to Fund performance as interest rates in general declined during the period when the Fund duration was elevated.

After near-zero commodity exposure, the Sub-Adviser’s models finally signaled to add an allocation. The Sub-Adviser added to the commodity position in February, increasing it to nearly 13 percent before reducing it back down to low single digits by the end of April. This generally detracted from performance as the Fund’s exposure to commodities depreciated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class C
MSCI ACWI Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$24,000
$20,000
$16,000
$12,000
$8,000
$22,879
$19,785
$14,300
$12,050
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Dunham Dynamic Macro Fund - Class C	MSCI ACWI Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,144	$9,434	$9,688	$9,393
Apr-2017	$9,323	$10,861	$11,018	$10,170
Apr-2018	$9,353	$12,400	$12,288	$10,804
Apr-2019	$9,511	$13,028	$12,981	$11,038
Apr-2020	$8,955	$12,382	$12,311	$10,490
Apr-2021	$10,187	$18,046	$17,300	$13,536
Apr-2022	$9,672	$17,064	$16,116	$12,838
Apr-2023	$9,571	$17,416	$16,187	$12,480
Apr-2024	$11,398	$20,457	$18,089	$13,648
Apr-2025	$12,050	$22,879	$19,785	$14,300

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	2.72%	5.72%	6.12%	1.88%
Dow Jones Moderately Aggressive Portfolio Index	0.66%	9.38%	9.95%	7.06%
Morningstar Tactical Allocation Category	-1.85%	4.77%	6.39%	3.64%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$85,043,078
Number of Portfolio Holdings	45
Total Advisory Fee	$407,113
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	27.5%
Non U.S. Government & Agencies	4.6%
U.S. Government & Agencies	39.6%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.9%
Commodity	3.3%
Supranational	5.2%
Equity	28.4%
Money Market Funds	30.7%
U.S. Treasury Obligations	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	8.0%
Invesco Nasdaq 100 ETF	7.0%
Franklin FTSE Japan ETF	5.5%
United States Treasury Note, 2.000%, 08/15/25	4.1%
SPDR EURO STOXX 50 ETF	4.1%
Franklin FTSE United Kingdom ETF	3.9%
United States Treasury Note, 0.250%, 05/31/25	3.7%
United States Treasury Note, 2.125%, 05/15/25	3.5%
United States Treasury Note, 2.875%, 06/15/25	3.5%
United States Treasury Note, 2.875%, 07/31/25	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Dynamic Macro Fund - Class C (DCAVX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCAVX

Dunham Dynamic Macro Fund

Class N (DNAVX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	1.45%

How did the Fund perform during the reporting period?

The overall lower equity exposure broadly contributed to relative performance, particularly during the steep downturn from mid-February through early April. The Sub-Adviser continued to reduce the equity exposure from the start of the fiscal year, ending December with close to 9 percent exposure. This materially added to relative performance as markets broadly sold off from mid-February through early April. The exposure to equities was increased during the downturn, rising to nearly 30 percent by the end of April.

Increasing the exposure as well as the overall duration of bonds in the Fund benefitted over the six-month period ended April 30, 2025. The Fund had a positive interest rate sensitivity coming into the fiscal year, but the Sub-Adviser’s signals resulted in a shift to a slightly negative duration, until January when it was increased to nearly 1 year. Then, by the end of April it was increased to nearly 4 years. This contributed positively to Fund performance as interest rates in general declined during the period when the Fund duration was elevated.

After near-zero commodity exposure, the Sub-Adviser’s models finally signaled to add an allocation. The Sub-Adviser added to the commodity position in February, increasing it to nearly 13 percent before reducing it back down to low single digits by the end of April. This generally detracted from performance as the Fund’s exposure to commodities depreciated.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Dynamic Macro Fund - Class N
MSCI ACWI Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$232,000
$204,000
$176,000
$148,000
$120,000
$92,000
$228,791
$197,855
$142,995
$133,429
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Dunham Dynamic Macro Fund - Class N	MSCI ACWI Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$92,375	$94,338	$96,883	$93,933
Apr-2017	$95,210	$108,615	$110,182	$101,702
Apr-2018	$96,481	$124,000	$122,876	$108,035
Apr-2019	$99,130	$130,277	$129,811	$110,379
Apr-2020	$94,224	$123,819	$123,113	$104,898
Apr-2021	$108,252	$180,458	$172,996	$135,358
Apr-2022	$103,914	$170,640	$161,158	$128,382
Apr-2023	$103,813	$174,156	$161,866	$124,797
Apr-2024	$124,979	$204,569	$180,888	$136,477
Apr-2025	$133,429	$228,791	$197,855	$142,995

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	3.31%	6.76%	7.21%	2.93%
Dow Jones Moderately Aggressive Portfolio Index	0.66%	9.38%	9.95%	7.06%
Morningstar Tactical Allocation Category	-1.85%	4.77%	6.39%	3.64%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$85,043,078
Number of Portfolio Holdings	45
Total Advisory Fee	$407,113
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	27.5%
Non U.S. Government & Agencies	4.6%
U.S. Government & Agencies	39.6%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.9%
Commodity	3.3%
Supranational	5.2%
Equity	28.4%
Money Market Funds	30.7%
U.S. Treasury Obligations	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	8.0%
Invesco Nasdaq 100 ETF	7.0%
Franklin FTSE Japan ETF	5.5%
United States Treasury Note, 2.000%, 08/15/25	4.1%
SPDR EURO STOXX 50 ETF	4.1%
Franklin FTSE United Kingdom ETF	3.9%
United States Treasury Note, 0.250%, 05/31/25	3.7%
United States Treasury Note, 2.125%, 05/15/25	3.5%
United States Treasury Note, 2.875%, 06/15/25	3.5%
United States Treasury Note, 2.875%, 07/31/25	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Dynamic Macro Fund - Class N (DNAVX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNAVX

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.33%

How did the Fund perform during the reporting period?

Emerging markets outperformed US markets but underperformed foreign developed markets over the first half of the fiscal year. Over the six-month period ending April 30, 2025, emerging markets stocks, as measured by the MSCI Emerging Markets Index Net, increased 0.4 percent, underperforming developed equities, as measured by the MSCI EAFE Index Net, as they rallied 8.6 percent. Still, both foreign indexes handily outperformed US equities, as measured by the S&P 500 Index, as they tumbled 1.8 percent.

Security selection contributed to Fund performance over the first half of the fiscal year. The Fund experienced positive contributions from stock selection within China, Brazil, and Thailand. These positive results offset poor stock selection in Poland, South Africa, and the Philippines.

Country allocation detracted from Fund performance. The positive impact from allocation in Greece, China, and India was outweighed by the exposure to Indonesia, Gulf Markets, and South Africa.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class A
Dunham Emerging Markets Stock Fund - Class A- with load
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$20,000
$15,000
$10,000
$5,000
$16,032
$13,537
$13,293
$11,241
$10,596
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25

	Dunham Emerging Markets Stock Fund - Class A	Dunham Emerging Markets Stock Fund - Class A- with load	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
04/30/15	$10,000	$9,426	$10,000	$10,000	$10,000
04/30/16	$8,150	$7,682	$8,213	$8,872	$8,451
04/30/17	$9,568	$9,019	$9,785	$9,989	$9,936
04/30/18	$11,254	$10,608	$11,910	$11,578	$11,732
04/30/19	$10,193	$9,608	$11,309	$11,205	$11,025
04/30/20	$9,268	$8,736	$9,952	$9,915	$9,580
04/30/21	$14,191	$13,376	$14,800	$14,176	$14,485
04/30/22	$10,697	$10,083	$12,087	$12,714	$11,737
04/30/23	$9,877	$9,310	$11,300	$13,102	$11,326
04/30/24	$10,677	$10,065	$12,416	$14,324	$12,471
04/30/25	$11,241	$10,596	$13,537	$16,032	$13,293

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	0.29%	5.28%	3.93%	1.18%
Class A With Load	-5.49%	-0.79%	2.70%	0.58%
Morningstar Diversified Emerging Markets Category	-0.08%	6.60%	6.77%	2.89%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%
MSCI Emerging Markets Index	0.40%	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$133,470,172
Number of Portfolio Holdings	95
Total Advisory Fee	$434,904
Portfolio Turnover	44%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Mixed Allocation	0.7%
Real Estate	1.3%
Materials	1.8%
Energy	2.5%
Consumer Staples	2.6%
Utilities	3.1%
Money Market Funds	4.5%
Health Care	4.9%
Industrials	7.2%
Communications	10.9%
Consumer Discretionary	16.3%
Technology	17.9%
Financials	27.9%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.7%
Common Stocks	94.3%
Money Market Funds	4.5%
Preferred Stocks	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	8.8%
Tencent Holdings Ltd.	7.3%
Alibaba Group Holding Ltd.	4.2%
Max Healthcare Institute Ltd.	2.9%
HDFC Bank Ltd.	2.4%
Axis Bank Ltd.	2.4%
Samsung Electronics Company Ltd.	2.3%
Bharti Airtel Ltd.	2.3%
MediaTek, Inc.	1.9%
Bank Central Asia Tbk P.T.	1.8%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Other Countries	20.0%
Philippines	2.7%
South Korea	3.4%
Brazil	3.8%
Taiwan Province Of China	4.5%
United States	4.5%
Korea (Republic Of)	5.3%
Taiwan	9.3%
China	13.4%
Cayman Islands	14.9%
India	19.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Emerging Markets Stock Fund - Class A (DAEMX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAEMX

Dunham Emerging Markets Stock Fund

Class C (DCEMX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.08%

How did the Fund perform during the reporting period?

Emerging markets outperformed US markets but underperformed foreign developed markets over the first half of the fiscal year. Over the six-month period ending April 30, 2025, emerging markets stocks, as measured by the MSCI Emerging Markets Index Net, increased 0.4 percent, underperforming developed equities, as measured by the MSCI EAFE Index Net, as they rallied 8.6 percent. Still, both foreign indexes handily outperformed US equities, as measured by the S&P 500 Index, as they tumbled 1.8 percent.

Security selection contributed to Fund performance over the first half of the fiscal year. The Fund experienced positive contributions from stock selection within China, Brazil, and Thailand. These positive results offset poor stock selection in Poland, South Africa, and the Philippines.

Country allocation detracted from Fund performance. The positive impact from allocation in Greece, China, and India was outweighed by the exposure to Indonesia, Gulf Markets, and South Africa.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class C
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$20,000
$15,000
$10,000
$5,000
$16,032
$13,537
$13,293
$10,417
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Dunham Emerging Markets Stock Fund - Class C	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$8,082	$8,213	$8,872	$8,451
Apr-2017	$9,424	$9,785	$9,989	$9,936
Apr-2018	$11,001	$11,910	$11,578	$11,732
Apr-2019	$9,879	$11,309	$11,205	$11,025
Apr-2020	$8,925	$9,952	$9,915	$9,580
Apr-2021	$13,560	$14,800	$14,176	$14,485
Apr-2022	$10,140	$12,087	$12,714	$11,737
Apr-2023	$9,298	$11,300	$13,102	$11,326
Apr-2024	$9,971	$12,416	$14,324	$12,471
Apr-2025	$10,417	$13,537	$16,032	$13,293

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	-0.08%	4.48%	3.14%	0.41%
Morningstar Diversified Emerging Markets Category	-0.08%	6.60%	6.77%	2.89%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%
MSCI Emerging Markets Index	0.40%	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$133,470,172
Number of Portfolio Holdings	95
Total Advisory Fee	$434,904
Portfolio Turnover	44%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Mixed Allocation	0.7%
Real Estate	1.3%
Materials	1.8%
Energy	2.5%
Consumer Staples	2.6%
Utilities	3.1%
Money Market Funds	4.5%
Health Care	4.9%
Industrials	7.2%
Communications	10.9%
Consumer Discretionary	16.3%
Technology	17.9%
Financials	27.9%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.7%
Common Stocks	94.3%
Money Market Funds	4.5%
Preferred Stocks	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	8.8%
Tencent Holdings Ltd.	7.3%
Alibaba Group Holding Ltd.	4.2%
Max Healthcare Institute Ltd.	2.9%
HDFC Bank Ltd.	2.4%
Axis Bank Ltd.	2.4%
Samsung Electronics Company Ltd.	2.3%
Bharti Airtel Ltd.	2.3%
MediaTek, Inc.	1.9%
Bank Central Asia Tbk P.T.	1.8%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Other Countries	20.0%
Philippines	2.7%
South Korea	3.4%
Brazil	3.8%
Taiwan Province Of China	4.5%
United States	4.5%
Korea (Republic Of)	5.3%
Taiwan	9.3%
China	13.4%
Cayman Islands	14.9%
India	19.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Emerging Markets Stock Fund - Class C (DCEMX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCEMX

Dunham Emerging Markets Stock Fund

Class N (DNEMX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$54	1.08%

How did the Fund perform during the reporting period?

Emerging markets outperformed US markets but underperformed foreign developed markets over the first half of the fiscal year. Over the six-month period ending April 30, 2025, emerging markets stocks, as measured by the MSCI Emerging Markets Index Net, increased 0.4 percent, underperforming developed equities, as measured by the MSCI EAFE Index Net, as they rallied 8.6 percent. Still, both foreign indexes handily outperformed US equities, as measured by the S&P 500 Index, as they tumbled 1.8 percent.

Security selection contributed to Fund performance over the first half of the fiscal year. The Fund experienced positive contributions from stock selection within China, Brazil, and Thailand. These positive results offset poor stock selection in Poland, South Africa, and the Philippines.

Country allocation detracted from Fund performance. The positive impact from allocation in Greece, China, and India was outweighed by the exposure to Indonesia, Gulf Markets, and South Africa.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Emerging Markets Stock Fund - Class N
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$160,316
$135,368
$132,929
$115,119
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Dunham Emerging Markets Stock Fund - Class N	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$81,622	$82,135	$88,722	$84,513
Apr-2017	$96,111	$97,849	$99,894	$99,361
Apr-2018	$113,352	$119,096	$115,784	$117,320
Apr-2019	$102,877	$113,092	$112,046	$110,254
Apr-2020	$93,792	$99,520	$99,146	$95,799
Apr-2021	$144,006	$147,999	$141,757	$144,853
Apr-2022	$108,768	$120,871	$127,139	$117,368
Apr-2023	$100,727	$113,000	$131,017	$113,256
Apr-2024	$109,111	$124,165	$143,236	$124,709
Apr-2025	$115,119	$135,368	$160,316	$132,929

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	0.35%	5.51%	4.18%	1.42%
Morningstar Diversified Emerging Markets Category	-0.08%	6.60%	6.77%	2.89%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%
MSCI Emerging Markets Index	0.40%	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$133,470,172
Number of Portfolio Holdings	95
Total Advisory Fee	$434,904
Portfolio Turnover	44%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Mixed Allocation	0.7%
Real Estate	1.3%
Materials	1.8%
Energy	2.5%
Consumer Staples	2.6%
Utilities	3.1%
Money Market Funds	4.5%
Health Care	4.9%
Industrials	7.2%
Communications	10.9%
Consumer Discretionary	16.3%
Technology	17.9%
Financials	27.9%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.7%
Common Stocks	94.3%
Money Market Funds	4.5%
Preferred Stocks	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	8.8%
Tencent Holdings Ltd.	7.3%
Alibaba Group Holding Ltd.	4.2%
Max Healthcare Institute Ltd.	2.9%
HDFC Bank Ltd.	2.4%
Axis Bank Ltd.	2.4%
Samsung Electronics Company Ltd.	2.3%
Bharti Airtel Ltd.	2.3%
MediaTek, Inc.	1.9%
Bank Central Asia Tbk P.T.	1.8%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Other Countries	20.0%
Philippines	2.7%
South Korea	3.4%
Brazil	3.8%
Taiwan Province Of China	4.5%
United States	4.5%
Korea (Republic Of)	5.3%
Taiwan	9.3%
China	13.4%
Cayman Islands	14.9%
India	19.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Emerging Markets Stock Fund - Class N (DNEMX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNEMX

Dunham Floating Rate Bond Fund

Class A (DAFRX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.32%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), detracted from positive Fund performance. The rally in CLOs within the Fund stalled over the first half of the fiscal year as economic uncertainty and wider secondary market spreads for CLO liabilities weighed on issuance activity.

The overweight to BB rated credits contributed to Fund performance, while the overweight to CCC rated credits detracted from Fund performance. The Fund maintained a higher allocation to BB-rated and CCC-rated securities versus the benchmark index. Over the fiscal quarter, lower-rated credits sold off while higher-rated credits outperformed. Therefore, these overweights provided mixed results for the Fund.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal period, however idiosyncratic overweight positions, such as positions in consumer discretionary distribution and retail, weighed negatively on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Floating Rate Bond Fund - Class A	Dunham Floating Rate Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
04/30/15	$10,000	$9,546	$10,000	$10,000	$10,000
04/30/16	$10,007	$9,552	$10,272	$9,943	$9,910
04/30/17	$10,536	$10,058	$10,357	$10,637	$10,625
04/30/18	$10,814	$10,323	$10,324	$11,056	$11,012
04/30/19	$11,149	$10,643	$10,870	$11,582	$11,387
04/30/20	$10,285	$9,818	$12,049	$11,113	$10,546
04/30/21	$11,527	$11,004	$12,017	$12,461	$11,980
04/30/22	$11,625	$11,097	$10,994	$12,676	$12,153
04/30/23	$11,895	$11,355	$10,947	$13,153	$12,383
04/30/24	$13,235	$12,634	$10,786	$14,662	$13,728
04/30/25	$13,993	$13,358	$11,651	$15,683	$14,483

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	1.48%	5.73%	6.35%	3.42%
Class A With Load	-3.12%	0.95%	5.37%	2.94%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Bank Loan Category	1.45%	5.50%	6.55%	3.77%
Morningstar LSTA US Leveraged Loan 100 Index	2.47%	6.97%	7.13%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$165,669,213
Number of Portfolio Holdings	254
Total Advisory Fee	$654,329
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.7%
Common Stocks	0.3%
Corporate Bonds	10.9%
Money Market Funds	9.0%
Right	0.0%
Term Loans	73.5%
U.S. Government & Agencies	0.6%
Warrant	0.0%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
CLO	1.0%
Utilities	1.4%
Consumer Staples	2.0%
Real Estate	2.1%
Energy	4.7%
Clo	5.1%
Health Care	5.4%
Materials	6.5%
Money Market Funds	9.5%
Financials	10.5%
Communications	10.9%
Industrials	12.8%
Technology	15.3%
Consumer Discretionary	17.7%
Other Sectors	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	6.1%
Mount Vernon Liquid Assets Portfolio	3.4%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.7%
Neptune Bidco US, Inc.	1.5%
BlueMountain CLO XXXII Ltd., ER	1.3%
BlueMountain CLO XXXIII Ltd., E	1.2%
Zayo Group Holdings, Inc.	1.1%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.0%
Milano Acquisition Corporation	1.0%
Bain Capital Credit CLO 2021-1 Ltd., ER	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Floating Rate Bond Fund - Class A (DAFRX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAFRX

Dunham Floating Rate Bond Fund

Class C (DCFRX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), detracted from positive Fund performance. The rally in CLOs within the Fund stalled over the first half of the fiscal year as economic uncertainty and wider secondary market spreads for CLO liabilities weighed on issuance activity.

The overweight to BB rated credits contributed to Fund performance, while the overweight to CCC rated credits detracted from Fund performance. The Fund maintained a higher allocation to BB-rated and CCC-rated securities versus the benchmark index. Over the fiscal quarter, lower-rated credits sold off while higher-rated credits outperformed. Therefore, these overweights provided mixed results for the Fund.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal period, however idiosyncratic overweight positions, such as positions in consumer discretionary distribution and retail, weighed negatively on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Floating Rate Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,947	$10,272	$9,943	$9,910
Apr-2017	$10,439	$10,357	$10,637	$10,625
Apr-2018	$10,661	$10,324	$11,056	$11,012
Apr-2019	$10,927	$10,870	$11,582	$11,387
Apr-2020	$10,029	$12,049	$11,113	$10,546
Apr-2021	$11,184	$12,017	$12,461	$11,980
Apr-2022	$11,222	$10,994	$12,676	$12,153
Apr-2023	$11,438	$10,947	$13,153	$12,383
Apr-2024	$12,649	$10,786	$14,662	$13,728
Apr-2025	$13,306	$11,651	$15,683	$14,483

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.23%	5.19%	5.82%	2.90%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Bank Loan Category	1.45%	5.50%	6.55%	3.77%
Morningstar LSTA US Leveraged Loan 100 Index	2.47%	6.97%	7.13%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$165,669,213
Number of Portfolio Holdings	254
Total Advisory Fee	$654,329
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.7%
Common Stocks	0.3%
Corporate Bonds	10.9%
Money Market Funds	9.0%
Right	0.0%
Term Loans	73.5%
U.S. Government & Agencies	0.6%
Warrant	0.0%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
CLO	1.0%
Utilities	1.4%
Consumer Staples	2.0%
Real Estate	2.1%
Energy	4.7%
Clo	5.1%
Health Care	5.4%
Materials	6.5%
Money Market Funds	9.5%
Financials	10.5%
Communications	10.9%
Industrials	12.8%
Technology	15.3%
Consumer Discretionary	17.7%
Other Sectors	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	6.1%
Mount Vernon Liquid Assets Portfolio	3.4%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.7%
Neptune Bidco US, Inc.	1.5%
BlueMountain CLO XXXII Ltd., ER	1.3%
BlueMountain CLO XXXIII Ltd., E	1.2%
Zayo Group Holdings, Inc.	1.1%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.0%
Milano Acquisition Corporation	1.0%
Bain Capital Credit CLO 2021-1 Ltd., ER	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Floating Rate Bond Fund - Class C (DCFRX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCFRX

Dunham Floating Rate Bond Fund

Class N (DNFRX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$53	1.07%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), detracted from positive Fund performance. The rally in CLOs within the Fund stalled over the first half of the fiscal year as economic uncertainty and wider secondary market spreads for CLO liabilities weighed on issuance activity.

The overweight to BB rated credits contributed to Fund performance, while the overweight to CCC rated credits detracted from Fund performance. The Fund maintained a higher allocation to BB-rated and CCC-rated securities versus the benchmark index. Over the fiscal quarter, lower-rated credits sold off while higher-rated credits outperformed. Therefore, these overweights provided mixed results for the Fund.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal period, however idiosyncratic overweight positions, such as positions in consumer discretionary distribution and retail, weighed negatively on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Floating Rate Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Apr-2015	$100,000	$100,000	$99,999	$100,000
Apr-2016	$100,209	$102,720	$99,426	$99,104
Apr-2017	$105,868	$103,572	$106,363	$106,254
Apr-2018	$108,914	$103,241	$110,556	$110,124
Apr-2019	$112,565	$108,703	$115,818	$113,868
Apr-2020	$103,995	$120,488	$111,129	$105,462
Apr-2021	$116,961	$120,167	$124,612	$119,795
Apr-2022	$118,238	$109,938	$126,755	$121,525
Apr-2023	$121,288	$109,468	$131,527	$123,833
Apr-2024	$135,283	$107,861	$146,613	$137,284
Apr-2025	$143,376	$116,511	$156,831	$144,832

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.60%	5.98%	6.63%	3.67%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Bank Loan Category	1.45%	5.50%	6.55%	3.77%
Morningstar LSTA US Leveraged Loan 100 Index	2.47%	6.97%	7.13%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$165,669,213
Number of Portfolio Holdings	254
Total Advisory Fee	$654,329
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.7%
Common Stocks	0.3%
Corporate Bonds	10.9%
Money Market Funds	9.0%
Right	0.0%
Term Loans	73.5%
U.S. Government & Agencies	0.6%
Warrant	0.0%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
CLO	1.0%
Utilities	1.4%
Consumer Staples	2.0%
Real Estate	2.1%
Energy	4.7%
Clo	5.1%
Health Care	5.4%
Materials	6.5%
Money Market Funds	9.5%
Financials	10.5%
Communications	10.9%
Industrials	12.8%
Technology	15.3%
Consumer Discretionary	17.7%
Other Sectors	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	6.1%
Mount Vernon Liquid Assets Portfolio	3.4%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.7%
Neptune Bidco US, Inc.	1.5%
BlueMountain CLO XXXII Ltd., ER	1.3%
BlueMountain CLO XXXIII Ltd., E	1.2%
Zayo Group Holdings, Inc.	1.1%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.0%
Milano Acquisition Corporation	1.0%
Bain Capital Credit CLO 2021-1 Ltd., ER	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Floating Rate Bond Fund - Class N (DNFRX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNFRX

Dunham Focused Large Cap Growth Fund

Class A (DAFGX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.28%

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a growth style contributed positively to Fund performance over the six month period ended April 30, 2025 (fiscal period). Large cap growth companies decreased by 1.8 percent while small cap growth stocks decreased 9.0 percent as measured by the Russell 1000 growth index and the Russell 2000 growth index.

Stock selection provided negative results, while sector allocation generally provided positive results over the fiscal period. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark. Sector allocation counteracted stock selection and kept the overall returns close to the benchmarks.

The Fund had no direct exposure to stocks in the materials, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which meaningfully underperformed relative to the benchmark index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Focused Large Cap Growth Fund - Class A	Dunham Focused Large Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
04/30/15	$10,000	$9,424	$10,000	$10,000	$10,000
04/30/16	$9,626	$9,071	$10,121	$10,107	$9,744
04/30/17	$11,013	$10,379	$11,934	$12,078	$11,485
04/30/18	$13,433	$12,659	$13,517	$14,367	$13,586
04/30/19	$16,803	$15,835	$15,341	$16,872	$15,591
04/30/20	$18,713	$17,635	$15,474	$18,700	$16,411
04/30/21	$28,221	$26,596	$22,589	$28,314	$24,886
04/30/22	$21,803	$20,548	$22,637	$26,800	$21,735
04/30/23	$22,931	$21,610	$23,240	$27,426	$21,688
04/30/24	$30,782	$29,009	$28,507	$36,148	$27,943
04/30/25	$33,358	$31,436	$31,955	$41,358	$31,263

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	-2.96%	8.37%	12.26%	12.80%
Class A With Load	-8.54%	2.15%	10.93%	12.14%
Morningstar Large Cap Growth Category	-1.65%	11.89%	13.76%	12.07%
Russell 1000® Growth Index	-1.67%	14.41%	17.20%	15.25%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$200,256,555
Number of Portfolio Holdings	35
Total Advisory Fee	$764,490
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Consumer Staples	0.6%
Financials	2.3%
Money Market Funds	3.1%
Health Care	8.9%
Communications	14.4%
Consumer Discretionary	15.1%
Technology	57.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	7.9%
Amazon.com, Inc.	7.3%
NVIDIA Corporation	7.0%
Mastercard, Inc. - Class A	6.6%
Microsoft Corporation	5.6%
Meta Platforms, Inc. - Class A	5.3%
Netflix, Inc.	5.2%
Intuitive Surgical, Inc.	4.4%
Visa, Inc. - Class A	4.2%
Apple, Inc.	3.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Focused Large Cap Growth Fund - Class A (DAFGX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAFGX

Dunham Focused Large Cap Growth Fund

Class C (DCFGX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.03%

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a growth style contributed positively to Fund performance over the six month period ended April 30, 2025 (fiscal period). Large cap growth companies decreased by 1.8 percent while small cap growth stocks decreased 9.0 percent as measured by the Russell 1000 growth index and the Russell 2000 growth index.

Stock selection provided negative results, while sector allocation generally provided positive results over the fiscal period. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark. Sector allocation counteracted stock selection and kept the overall returns close to the benchmarks.

The Fund had no direct exposure to stocks in the materials, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which meaningfully underperformed relative to the benchmark index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Focused Large Cap Growth Fund - Class C	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,551	$10,121	$10,107	$9,744
Apr-2017	$10,857	$11,934	$12,078	$11,485
Apr-2018	$13,137	$13,517	$14,367	$13,586
Apr-2019	$16,315	$15,341	$16,872	$15,591
Apr-2020	$18,030	$15,474	$18,700	$16,411
Apr-2021	$26,988	$22,589	$28,314	$24,886
Apr-2022	$20,701	$22,637	$26,800	$21,735
Apr-2023	$21,601	$23,240	$27,426	$21,688
Apr-2024	$28,777	$28,507	$36,148	$27,943
Apr-2025	$30,955	$31,955	$41,358	$31,263

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-3.33%	7.57%	11.42%	11.96%
Morningstar Large Cap Growth Category	-1.65%	11.89%	13.76%	12.07%
Russell 1000® Growth Index	-1.67%	14.41%	17.20%	15.25%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$200,256,555
Number of Portfolio Holdings	35
Total Advisory Fee	$764,490
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Consumer Staples	0.6%
Financials	2.3%
Money Market Funds	3.1%
Health Care	8.9%
Communications	14.4%
Consumer Discretionary	15.1%
Technology	57.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	7.9%
Amazon.com, Inc.	7.3%
NVIDIA Corporation	7.0%
Mastercard, Inc. - Class A	6.6%
Microsoft Corporation	5.6%
Meta Platforms, Inc. - Class A	5.3%
Netflix, Inc.	5.2%
Intuitive Surgical, Inc.	4.4%
Visa, Inc. - Class A	4.2%
Apple, Inc.	3.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Focused Large Cap Growth Fund - Class C (DCFGX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCFGX

Dunham Focused Large Cap Growth Fund

Class N (DNFGX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$50	1.03%

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a growth style contributed positively to Fund performance over the six month period ended April 30, 2025 (fiscal period). Large cap growth companies decreased by 1.8 percent while small cap growth stocks decreased 9.0 percent as measured by the Russell 1000 growth index and the Russell 2000 growth index.

Stock selection provided negative results, while sector allocation generally provided positive results over the fiscal period. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark. Sector allocation counteracted stock selection and kept the overall returns close to the benchmarks.

The Fund had no direct exposure to stocks in the materials, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which meaningfully underperformed relative to the benchmark index.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Focused Large Cap Growth Fund - Class N	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$96,538	$101,206	$101,074	$97,441
Apr-2017	$110,742	$119,341	$120,779	$114,852
Apr-2018	$135,435	$135,173	$143,674	$135,855
Apr-2019	$169,816	$153,414	$168,719	$155,911
Apr-2020	$189,548	$154,738	$187,001	$164,109
Apr-2021	$286,691	$225,889	$283,142	$248,862
Apr-2022	$222,013	$226,370	$268,001	$217,350
Apr-2023	$234,080	$232,402	$274,261	$216,881
Apr-2024	$315,003	$285,068	$361,477	$279,425
Apr-2025	$342,226	$319,550	$413,577	$312,625

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-2.84%	8.64%	12.54%	13.09%
Morningstar Large Cap Growth Category	-1.65%	11.89%	13.76%	12.07%
Russell 1000® Growth Index	-1.67%	14.41%	17.20%	15.25%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$200,256,555
Number of Portfolio Holdings	35
Total Advisory Fee	$764,490
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Consumer Staples	0.6%
Financials	2.3%
Money Market Funds	3.1%
Health Care	8.9%
Communications	14.4%
Consumer Discretionary	15.1%
Technology	57.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	7.9%
Amazon.com, Inc.	7.3%
NVIDIA Corporation	7.0%
Mastercard, Inc. - Class A	6.6%
Microsoft Corporation	5.6%
Meta Platforms, Inc. - Class A	5.3%
Netflix, Inc.	5.2%
Intuitive Surgical, Inc.	4.4%
Visa, Inc. - Class A	4.2%
Apple, Inc.	3.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Focused Large Cap Growth Fund - Class N (DNFGX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNFGX

Dunham High Yield Bond Fund

Class A (DAHYX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.35%

How did the Fund perform during the reporting period?

The Fund’s performance showed mixed results from a sector selection standpoint over the six-month period ended April 30. An overweight allocation to transportation and an underweight allocation to capital goods were the largest detractors. Meanwhile, overweight allocations to communications and financial sectors positively contributed to Fund performance.

Overall security selection acted as a detractor to relative Fund performance over the first half of the fiscal year. Consumer non-cyclical and transportation credits were the most notable contributors to performance, while consumer cyclical, capital goods, and technology credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally detracted from relative performance over the fiscal year. The Fund’s approximate 10 percent relative overweight to CCC-rated credits negatively impacted Fund performance, as that specific credit quality underperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham High Yield Bond Fund - Class A	Dunham High Yield Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
04/30/15	$10,000	$9,553	$10,000	$10,000	$10,000
04/30/16	$9,735	$9,300	$10,272	$9,873	$9,745
04/30/17	$10,770	$10,288	$10,357	$11,212	$10,846
04/30/18	$10,964	$10,474	$10,324	$11,569	$11,112
04/30/19	$11,631	$11,111	$10,870	$12,348	$11,692
04/30/20	$11,177	$10,677	$12,049	$11,705	$11,026
04/30/21	$13,234	$12,642	$12,017	$14,040	$13,063
04/30/22	$12,526	$11,966	$10,994	$13,344	$12,438
04/30/23	$12,752	$12,181	$10,947	$13,505	$12,490
04/30/24	$14,039	$13,411	$10,786	$14,707	$13,534
04/30/25	$14,858	$14,194	$11,651	$15,984	$14,544

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	0.65%	5.83%	5.86%	4.04%
Class A With Load	-3.85%	1.12%	4.90%	3.56%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	1.71%	8.69%	6.43%	4.80%
Morningstar High-Yield Bond Category	1.43%	7.47%	5.69%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$171,801,206
Number of Portfolio Holdings	268
Total Advisory Fee	$883,852
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.2%
Corporate Bonds	81.3%
Money Market Funds	18.5%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Money Market Funds
21.5%
Financials
13.8%
Consumer Discretionary
13.3%
Energy
13.2%
Communications
12.6%
Materials
10.2%
Technology
8.2%
Industrials
7.3%
Health Care
5.0%
Utilities
3.9%
Consumer Staples
3.7%
Real Estate
2.8%
Common Stocks
0.2%
Liabilities in Excess of Other Assets
-15.7%

Value	Value
Liabilities in Excess of Other Assets	-15.7%
Common Stocks	0.2%
Real Estate	2.8%
Consumer Staples	3.7%
Utilities	3.9%
Health Care	5.0%
Industrials	7.3%
Technology	8.2%
Materials	10.2%
Communications	12.6%
Energy	13.2%
Consumer Discretionary	13.3%
Financials	13.8%
Money Market Funds	21.5%

Credit Quality Allocation (% of total investments)

Collateral for Securities Loaned	14.9%
B2	14.6%
Ba3	13.9%
B1	12.1%
B3	11.8%
Ba2	8.8%
Other/Not Rated	6.2%
Ba1	6.0%
Caa1	4.0%
Caa2	2.9%
Baa3	2.1%
B-	0.6%
BB+	0.5%
B3u	0.4%
Ca	0.4%
Caa3	0.4%
CCC-	0.3%
BB-	0.1%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham High Yield Bond Fund - Class A (DAHYX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAHYX

Dunham High Yield Bond Fund

Class C (DCHYX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.84%

How did the Fund perform during the reporting period?

The Fund’s performance showed mixed results from a sector selection standpoint over the six-month period ended April 30. An overweight allocation to transportation and an underweight allocation to capital goods were the largest detractors. Meanwhile, overweight allocations to communications and financial sectors positively contributed to Fund performance.

Overall security selection acted as a detractor to relative Fund performance over the first half of the fiscal year. Consumer non-cyclical and transportation credits were the most notable contributors to performance, while consumer cyclical, capital goods, and technology credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally detracted from relative performance over the fiscal year. The Fund’s approximate 10 percent relative overweight to CCC-rated credits negatively impacted Fund performance, as that specific credit quality underperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham High Yield Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,705	$10,272	$9,873	$9,745
Apr-2017	$10,680	$10,357	$11,212	$10,846
Apr-2018	$10,834	$10,324	$11,569	$11,112
Apr-2019	$11,435	$10,870	$12,348	$11,692
Apr-2020	$10,924	$12,049	$11,705	$11,026
Apr-2021	$12,876	$12,017	$14,040	$13,063
Apr-2022	$12,130	$10,994	$13,344	$12,438
Apr-2023	$12,276	$10,947	$13,505	$12,490
Apr-2024	$13,457	$10,786	$14,707	$13,534
Apr-2025	$14,170	$11,651	$15,984	$14,544

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	0.42%	5.30%	5.34%	3.55%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	1.71%	8.69%	6.43%	4.80%
Morningstar High-Yield Bond Category	1.43%	7.47%	5.69%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$171,801,206
Number of Portfolio Holdings	268
Total Advisory Fee	$883,852
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.2%
Corporate Bonds	81.3%
Money Market Funds	18.5%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.7%
Common Stocks	0.2%
Real Estate	2.8%
Consumer Staples	3.7%
Utilities	3.9%
Health Care	5.0%
Industrials	7.3%
Technology	8.2%
Materials	10.2%
Communications	12.6%
Energy	13.2%
Consumer Discretionary	13.3%
Financials	13.8%
Money Market Funds	21.5%

Credit Quality Allocation (% of total investments)

Collateral for Securities Loaned	14.9%
B2	14.6%
Ba3	13.9%
B1	12.1%
B3	11.8%
Ba2	8.8%
Other/Not Rated	6.2%
Ba1	6.0%
Caa1	4.0%
Caa2	2.9%
Baa3	2.1%
B-	0.6%
BB+	0.5%
B3u	0.4%
Ca	0.4%
Caa3	0.4%
CCC-	0.3%
BB-	0.1%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham High Yield Bond Fund - Class C (DCHYX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCHYX

Dunham High Yield Bond Fund

Class N (DNHYX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$54	1.09%

How did the Fund perform during the reporting period?

The Fund’s performance showed mixed results from a sector selection standpoint over the six-month period ended April 30. An overweight allocation to transportation and an underweight allocation to capital goods were the largest detractors. Meanwhile, overweight allocations to communications and financial sectors positively contributed to Fund performance.

Overall security selection acted as a detractor to relative Fund performance over the first half of the fiscal year. Consumer non-cyclical and transportation credits were the most notable contributors to performance, while consumer cyclical, capital goods, and technology credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally detracted from relative performance over the fiscal year. The Fund’s approximate 10 percent relative overweight to CCC-rated credits negatively impacted Fund performance, as that specific credit quality underperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham High Yield Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$97,677	$102,720	$98,727	$97,449
Apr-2017	$108,330	$103,572	$112,117	$108,464
Apr-2018	$110,562	$103,241	$115,686	$111,122
Apr-2019	$117,517	$108,703	$123,482	$116,923
Apr-2020	$113,174	$120,488	$117,054	$110,261
Apr-2021	$134,282	$120,167	$140,398	$130,629
Apr-2022	$127,477	$109,938	$133,439	$124,378
Apr-2023	$130,123	$109,468	$135,055	$124,895
Apr-2024	$143,618	$107,861	$147,066	$135,340
Apr-2025	$152,498	$116,511	$159,842	$145,444

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	0.79%	6.18%	6.15%	4.31%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	1.71%	8.69%	6.43%	4.80%
Morningstar High-Yield Bond Category	1.43%	7.47%	5.69%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$171,801,206
Number of Portfolio Holdings	268
Total Advisory Fee	$883,852
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.2%
Corporate Bonds	81.3%
Money Market Funds	18.5%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.7%
Common Stocks	0.2%
Real Estate	2.8%
Consumer Staples	3.7%
Utilities	3.9%
Health Care	5.0%
Industrials	7.3%
Technology	8.2%
Materials	10.2%
Communications	12.6%
Energy	13.2%
Consumer Discretionary	13.3%
Financials	13.8%
Money Market Funds	21.5%

Credit Quality Allocation (% of total investments)

Collateral for Securities Loaned	14.9%
B2	14.6%
Ba3	13.9%
B1	12.1%
B3	11.8%
Ba2	8.8%
Other/Not Rated	6.2%
Ba1	6.0%
Caa1	4.0%
Caa2	2.9%
Baa3	2.1%
B-	0.6%
BB+	0.5%
B3u	0.4%
Ca	0.4%
Caa3	0.4%
CCC-	0.3%
BB-	0.1%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham High Yield Bond Fund - Class N (DNHYX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNHYX

Dunham International Opportunity Bond Fund

Class A (DAIOX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.92%

How did the Fund perform during the reporting period?

The high exposure to emerging market debt slightly detracted from relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. While emerging market debt broadly experienced a slight lag versus developed market bonds, the Sub-Adviser’s security selection within emerging market debt was not enough to make it a material contributor over the six-month period ended April 30, 2025.

Maintaining a shorter duration continued to generally hurt relative performance. The Fund continued to have an average duration approximately 1 to 2 years less than the benchmark index, which drifted wider during the six-month period. This resulted in a detraction in relative performance as rates broadly declined during the fiscal year.

The exposure to Pan-European High-Yield Bonds detracted from relative performance. The Fund’s exposure to Pan-European High-Yield broadly detracted from relative performance as uncertainty around tariffs and trade relationships generally saw high-yield bonds struggle relative to investment-grade debt, in general.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Opportunity Bond Fund - Class A	Dunham International Opportunity Bond Fund - Class A- with load	Bloomberg Global Aggregate ex USD Unhedged	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
04/30/15	$10,000	$9,552	$10,000	$10,000	$10,000
04/30/16	$10,431	$9,963	$10,655	$10,112	$10,362
04/30/17	$9,906	$9,462	$10,175	$10,255	$10,572
04/30/18	$10,492	$10,022	$10,956	$10,633	$10,854
04/30/19	$9,982	$9,534	$10,681	$10,771	$11,438
04/30/20	$9,105	$8,697	$11,048	$10,896	$12,176
04/30/21	$10,540	$10,068	$11,789	$11,786	$12,168
04/30/22	$9,463	$9,039	$9,956	$10,456	$11,526
04/30/23	$9,291	$8,875	$9,567	$10,272	$11,411
04/30/24	$10,134	$9,680	$9,227	$10,208	$11,924
04/30/25	$10,779	$10,296	$10,102	$11,079	$12,727

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	1.18%	6.36%	3.43%	0.75%
Class A With Load	-3.41%	1.55%	2.49%	0.29%
Bloomberg Global Aggregate ex USD Hedged Index	2.58%	6.73%	0.89%	2.44%
Bloomberg Global Aggregate ex USD Unhedged	4.71%	9.48%	-1.77%	0.10%
Morningstar Global Bond Category	3.72%	8.54%	0.33%	1.03%

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$66,564,213
Number of Portfolio Holdings	527
Total Advisory Fee	$433,818
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	66.5%
Money Market Funds	5.4%
Non U.S. Government & Agencies	28.1%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Sovereign
17.6%
Energy
15.2%
Financials
9.9%
Non U.S. Treasury
8.0%
Materials
7.0%
Utilities
6.7%
Consumer Discretionary
6.4%
Industrials
5.7%
Money Market Funds
5.1%
Communications
4.9%
Health Care
3.4%
Real Estate
1.9%
Consumer Staples
1.7%
Supranational
0.8%
Technology
0.6%
Local Authority
0.4%
Other Assets in Excess of Liabilities
4.7%

Value	Value
Other Assets in Excess of Liabilities	4.7%
Local Authority	0.4%
Technology	0.6%
Supranational	0.8%
Consumer Staples	1.7%
Real Estate	1.9%
Health Care	3.4%
Communications	4.9%
Money Market Funds	5.1%
Industrials	5.7%
Consumer Discretionary	6.4%
Utilities	6.7%
Materials	7.0%
Non U.S. Treasury	8.0%
Financials	9.9%
Energy	15.2%
Sovereign	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.5%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.3%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.8%
Egypt Government International Bond, 7.625%, 05/29/32	0.8%
Metinvest BV, 7.750%, 10/17/29	0.7%
Cheplapharm Arzneimittel GmbH, 7.500%, 05/15/30	0.6%
Altice Financing S.A., 4.250%, 08/15/29	0.6%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.6%
AI Candelaria Spain S.A., 5.750%, 06/15/33	0.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham International Opportunity Bond Fund - Class A (DAIOX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAIOX

Dunham International Opportunity Bond Fund

Class C (DCIOX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.42%

How did the Fund perform during the reporting period?

The high exposure to emerging market debt slightly detracted from relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. While emerging market debt broadly experienced a slight lag versus developed market bonds, the Sub-Adviser’s security selection within emerging market debt was not enough to make it a material contributor over the six-month period ended April 30, 2025.

Maintaining a shorter duration continued to generally hurt relative performance. The Fund continued to have an average duration approximately 1 to 2 years less than the benchmark index, which drifted wider during the six-month period. This resulted in a detraction in relative performance as rates broadly declined during the fiscal year.

The exposure to Pan-European High-Yield Bonds detracted from relative performance. The Fund’s exposure to Pan-European High-Yield broadly detracted from relative performance as uncertainty around tariffs and trade relationships generally saw high-yield bonds struggle relative to investment-grade debt, in general.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Opportunity Bond Fund - Class C	Bloomberg Global Aggregate ex USD Unhedged	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,384	$10,655	$10,112	$10,362
Apr-2017	$9,792	$10,175	$10,255	$10,572
Apr-2018	$10,325	$10,956	$10,633	$10,854
Apr-2019	$9,786	$10,681	$10,771	$11,438
Apr-2020	$8,871	$11,048	$10,896	$12,176
Apr-2021	$10,222	$11,789	$11,786	$12,168
Apr-2022	$9,127	$9,956	$10,456	$11,526
Apr-2023	$8,923	$9,567	$10,272	$11,411
Apr-2024	$9,685	$9,227	$10,208	$11,924
Apr-2025	$10,241	$10,102	$11,079	$12,727

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	0.82%	5.74%	2.91%	0.24%
Bloomberg Global Aggregate ex USD Hedged Index	2.58%	6.73%	0.89%	2.44%
Bloomberg Global Aggregate ex USD Unhedged	4.71%	9.48%	-1.77%	0.10%
Morningstar Global Bond Category	3.72%	8.54%	0.33%	1.03%

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$66,564,213
Number of Portfolio Holdings	527
Total Advisory Fee	$433,818
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	66.5%
Money Market Funds	5.4%
Non U.S. Government & Agencies	28.1%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Local Authority	0.4%
Technology	0.6%
Supranational	0.8%
Consumer Staples	1.7%
Real Estate	1.9%
Health Care	3.4%
Communications	4.9%
Money Market Funds	5.1%
Industrials	5.7%
Consumer Discretionary	6.4%
Utilities	6.7%
Materials	7.0%
Non U.S. Treasury	8.0%
Financials	9.9%
Energy	15.2%
Sovereign	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.5%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.3%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.8%
Egypt Government International Bond, 7.625%, 05/29/32	0.8%
Metinvest BV, 7.750%, 10/17/29	0.7%
Cheplapharm Arzneimittel GmbH, 7.500%, 05/15/30	0.6%
Altice Financing S.A., 4.250%, 08/15/29	0.6%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.6%
AI Candelaria Spain S.A., 5.750%, 06/15/33	0.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham International Opportunity Bond Fund - Class C (DCIOX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCIOX

Dunham International Opportunity Bond Fund

Class N (DNIOX )

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$83	1.67%

How did the Fund perform during the reporting period?

The high exposure to emerging market debt slightly detracted from relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. While emerging market debt broadly experienced a slight lag versus developed market bonds, the Sub-Adviser’s security selection within emerging market debt was not enough to make it a material contributor over the six-month period ended April 30, 2025.

Maintaining a shorter duration continued to generally hurt relative performance. The Fund continued to have an average duration approximately 1 to 2 years less than the benchmark index, which drifted wider during the six-month period. This resulted in a detraction in relative performance as rates broadly declined during the fiscal year.

The exposure to Pan-European High-Yield Bonds detracted from relative performance. The Fund’s exposure to Pan-European High-Yield broadly detracted from relative performance as uncertainty around tariffs and trade relationships generally saw high-yield bonds struggle relative to investment-grade debt, in general.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham International Opportunity Bond Fund - Class N	Bloomberg Global Aggregate ex USD Unhedged	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$104,564	$106,548	$101,123	$103,618
Apr-2017	$99,429	$101,747	$102,547	$105,724
Apr-2018	$105,618	$109,561	$106,325	$108,540
Apr-2019	$100,865	$106,812	$107,714	$114,383
Apr-2020	$92,157	$110,476	$108,961	$121,759
Apr-2021	$106,910	$117,885	$117,860	$121,677
Apr-2022	$96,218	$99,556	$104,558	$115,258
Apr-2023	$94,712	$95,675	$102,724	$114,107
Apr-2024	$103,466	$92,269	$102,076	$119,245
Apr-2025	$110,401	$101,016	$110,787	$127,269

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	1.29%	6.70%	3.68%	0.99%
Bloomberg Global Aggregate ex USD Hedged Index	2.58%	6.73%	0.89%	2.44%
Bloomberg Global Aggregate ex USD Unhedged	4.71%	9.48%	-1.77%	0.10%
Morningstar Global Bond Category	3.72%	8.54%	0.33%	1.03%

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$66,564,213
Number of Portfolio Holdings	527
Total Advisory Fee	$433,818
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	66.5%
Money Market Funds	5.4%
Non U.S. Government & Agencies	28.1%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Local Authority	0.4%
Technology	0.6%
Supranational	0.8%
Consumer Staples	1.7%
Real Estate	1.9%
Health Care	3.4%
Communications	4.9%
Money Market Funds	5.1%
Industrials	5.7%
Consumer Discretionary	6.4%
Utilities	6.7%
Materials	7.0%
Non U.S. Treasury	8.0%
Financials	9.9%
Energy	15.2%
Sovereign	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.5%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.3%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.8%
Egypt Government International Bond, 7.625%, 05/29/32	0.8%
Metinvest BV, 7.750%, 10/17/29	0.7%
Cheplapharm Arzneimittel GmbH, 7.500%, 05/15/30	0.6%
Altice Financing S.A., 4.250%, 08/15/29	0.6%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.6%
AI Candelaria Spain S.A., 5.750%, 06/15/33	0.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham International Opportunity Bond Fund - Class N (DNIOX )

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNIOX

Dunham International Stock Fund

Class A (DAINX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	2.21%

How did the Fund perform during the reporting period?

Developed markets outperformed emerging markets over the first half of the fiscal year. Developed markets, as measured by the MSCI EAFE Total Return Index, rose 8.6 percent, while emerging markets, as measured by the MSCI Emerging Markets Total Return Index, merely gained 0.5 percent.

Countries contributing the most to returns relative to the MSCI All Country World ex US Total Return Index during the semi-annual period were: Italy, mostly due to overweight positioning coupled with positive selection within the Italian financials basket; and Denmark, mostly driven by underweight positioning to the Danish health care basket. Countries contributing the most to underperformance relative to the MSCI All Country World ex US Total Return Index included: Switzerland, predominantly driven by overweight positioning and negative selection within the Swiss information technology and industrials baskets, and China, primarily as a result of negative selection within the Chinese consumer discretionary, communication services, materials and health care baskets.

Sectors contributing the most to returns relative to the MSCI All Country World ex US Total Return Index during the semi-annual period included: Financials, predominantly due to overweight positioning coupled with positive selection within the Italian and Chinese financials baskets; and materials, largely driven by positive selection and overweight positioning to the Canadian materials basket. Sectors contributing the most to underperformance relative to the MSCI All Country World ex US Total Return Index included: consumer discretionary, mostly driven by negative selection within the Chinese consumer discretionary basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Stock Fund - Class A	Dunham International Stock Fund - Class A- with load	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
04/30/15	$10,000	$9,423	$10,000	$10,000
04/30/16	$8,731	$8,227	$8,872	$8,943
04/30/17	$9,836	$9,268	$9,989	$9,988
04/30/18	$11,450	$10,789	$11,578	$11,229
04/30/19	$10,707	$10,089	$11,205	$10,556
04/30/20	$9,576	$9,023	$9,915	$8,716
04/30/21	$14,775	$13,922	$14,176	$12,387
04/30/22	$12,910	$12,165	$12,714	$11,750
04/30/23	$13,958	$13,153	$13,102	$12,625
04/30/24	$16,449	$15,500	$14,324	$13,797
04/30/25	$18,573	$17,501	$16,032	$15,901

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	9.67%	12.91%	14.17%	6.39%
Class A With Load	3.35%	6.44%	12.82%	5.76%
Morningstar Foreign Large Value Category	10.10%	15.25%	12.78%	4.75%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$161,126,095
Number of Portfolio Holdings	355
Total Advisory Fee	$1,199,821
Portfolio Turnover	77%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Equity	0.5%
Utilities	1.3%
Real Estate	1.3%
Energy	3.2%
Materials	5.1%
Health Care	6.3%
Consumer Discretionary	6.5%
Consumer Staples	7.1%
Money Market Funds	8.1%
Industrials	9.3%
Communications	10.9%
Technology	12.6%
Financials	34.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Exchange-Traded Funds	0.5%
Money Market Funds	7.7%
Preferred Stocks	1.5%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	2.9%
BNP Paribas S.A.	2.2%
Deutsche Telekom A.G.	2.2%
ABB Ltd.	2.1%
Agnico Eagle Mines Ltd.	2.0%
British American Tobacco plc - ADR	1.8%
Bank of Ireland Group PLC	1.7%
AstraZeneca PLC - ADR	1.6%
Bank of China Ltd. - H Shares	1.5%
Banco BPM SpA	1.5%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Other Countries	13.7%
Hong Kong	2.0%
Cayman Islands	2.3%
France	3.2%
Taiwan	3.5%
Netherlands	3.7%
Brazil	3.8%
Switzerland	4.5%
Italy	4.6%
Korea (Republic Of)	5.1%
Germany	6.2%
Canada	7.7%
United Kingdom	8.3%
United States	8.7%
Japan	12.7%
China	16.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham International Stock Fund - Class A (DAINX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAINX

Dunham International Stock Fund

Class C (DCINX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	2.96%

How did the Fund perform during the reporting period?

Developed markets outperformed emerging markets over the first half of the fiscal year. Developed markets, as measured by the MSCI EAFE Total Return Index, rose 8.6 percent, while emerging markets, as measured by the MSCI Emerging Markets Total Return Index, merely gained 0.5 percent.

Countries contributing the most to returns relative to the MSCI All Country World ex US Total Return Index during the semi-annual period were: Italy, mostly due to overweight positioning coupled with positive selection within the Italian financials basket; and Denmark, mostly driven by underweight positioning to the Danish health care basket. Countries contributing the most to underperformance relative to the MSCI All Country World ex US Total Return Index included: Switzerland, predominantly driven by overweight positioning and negative selection within the Swiss information technology and industrials baskets, and China, primarily as a result of negative selection within the Chinese consumer discretionary, communication services, materials and health care baskets.

Sectors contributing the most to returns relative to the MSCI All Country World ex US Total Return Index during the semi-annual period included: Financials, predominantly due to overweight positioning coupled with positive selection within the Italian and Chinese financials baskets; and materials, largely driven by positive selection and overweight positioning to the Canadian materials basket. Sectors contributing the most to underperformance relative to the MSCI All Country World ex US Total Return Index included: consumer discretionary, mostly driven by negative selection within the Chinese consumer discretionary basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Stock Fund - Class C	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$8,666	$8,872	$8,943
Apr-2017	$9,681	$9,989	$9,988
Apr-2018	$11,191	$11,578	$11,229
Apr-2019	$10,388	$11,205	$10,556
Apr-2020	$9,219	$9,915	$8,716
Apr-2021	$14,125	$14,176	$12,387
Apr-2022	$12,251	$12,714	$11,750
Apr-2023	$13,143	$13,102	$12,625
Apr-2024	$15,369	$14,324	$13,797
Apr-2025	$17,226	$16,032	$15,901

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	9.30%	12.08%	13.32%	5.59%
Morningstar Foreign Large Value Category	10.10%	15.25%	12.78%	4.75%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$161,126,095
Number of Portfolio Holdings	355
Total Advisory Fee	$1,199,821
Portfolio Turnover	77%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Equity	0.5%
Utilities	1.3%
Real Estate	1.3%
Energy	3.2%
Materials	5.1%
Health Care	6.3%
Consumer Discretionary	6.5%
Consumer Staples	7.1%
Money Market Funds	8.1%
Industrials	9.3%
Communications	10.9%
Technology	12.6%
Financials	34.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Exchange-Traded Funds	0.5%
Money Market Funds	7.7%
Preferred Stocks	1.5%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	2.9%
BNP Paribas S.A.	2.2%
Deutsche Telekom A.G.	2.2%
ABB Ltd.	2.1%
Agnico Eagle Mines Ltd.	2.0%
British American Tobacco plc - ADR	1.8%
Bank of Ireland Group PLC	1.7%
AstraZeneca PLC - ADR	1.6%
Bank of China Ltd. - H Shares	1.5%
Banco BPM SpA	1.5%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Other Countries	13.7%
Hong Kong	2.0%
Cayman Islands	2.3%
France	3.2%
Taiwan	3.5%
Netherlands	3.7%
Brazil	3.8%
Switzerland	4.5%
Italy	4.6%
Korea (Republic Of)	5.1%
Germany	6.2%
Canada	7.7%
United Kingdom	8.3%
United States	8.7%
Japan	12.7%
China	16.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham International Stock Fund - Class C (DCINX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCINX

Dunham International Stock Fund

Class N (DNINX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$102	1.96%

How did the Fund perform during the reporting period?

Developed markets outperformed emerging markets over the first half of the fiscal year. Developed markets, as measured by the MSCI EAFE Total Return Index, rose 8.6 percent, while emerging markets, as measured by the MSCI Emerging Markets Total Return Index, merely gained 0.5 percent.

Countries contributing the most to returns relative to the MSCI All Country World ex US Total Return Index during the semi-annual period were: Italy, mostly due to overweight positioning coupled with positive selection within the Italian financials basket; and Denmark, mostly driven by underweight positioning to the Danish health care basket. Countries contributing the most to underperformance relative to the MSCI All Country World ex US Total Return Index included: Switzerland, predominantly driven by overweight positioning and negative selection within the Swiss information technology and industrials baskets, and China, primarily as a result of negative selection within the Chinese consumer discretionary, communication services, materials and health care baskets.

Sectors contributing the most to returns relative to the MSCI All Country World ex US Total Return Index during the semi-annual period included: Financials, predominantly due to overweight positioning coupled with positive selection within the Italian and Chinese financials baskets; and materials, largely driven by positive selection and overweight positioning to the Canadian materials basket. Sectors contributing the most to underperformance relative to the MSCI All Country World ex US Total Return Index included: consumer discretionary, mostly driven by negative selection within the Chinese consumer discretionary basket.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham International Stock Fund - Class N	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$87,566	$88,722	$89,433
Apr-2017	$98,796	$99,894	$99,877
Apr-2018	$115,338	$115,784	$112,293
Apr-2019	$108,119	$112,046	$105,556
Apr-2020	$96,977	$99,146	$87,156
Apr-2021	$150,000	$141,757	$123,869
Apr-2022	$131,404	$127,139	$117,503
Apr-2023	$142,424	$131,017	$126,250
Apr-2024	$168,219	$143,236	$137,965
Apr-2025	$190,438	$160,316	$159,006

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	9.81%	13.21%	14.45%	6.65%
Morningstar Foreign Large Value Category	10.10%	15.25%	12.78%	4.75%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$161,126,095
Number of Portfolio Holdings	355
Total Advisory Fee	$1,199,821
Portfolio Turnover	77%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Equity	0.5%
Utilities	1.3%
Real Estate	1.3%
Energy	3.2%
Materials	5.1%
Health Care	6.3%
Consumer Discretionary	6.5%
Consumer Staples	7.1%
Money Market Funds	8.1%
Industrials	9.3%
Communications	10.9%
Technology	12.6%
Financials	34.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Exchange-Traded Funds	0.5%
Money Market Funds	7.7%
Preferred Stocks	1.5%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	2.9%
BNP Paribas S.A.	2.2%
Deutsche Telekom A.G.	2.2%
ABB Ltd.	2.1%
Agnico Eagle Mines Ltd.	2.0%
British American Tobacco plc - ADR	1.8%
Bank of Ireland Group PLC	1.7%
AstraZeneca PLC - ADR	1.6%
Bank of China Ltd. - H Shares	1.5%
Banco BPM SpA	1.5%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Other Countries	13.7%
Hong Kong	2.0%
Cayman Islands	2.3%
France	3.2%
Taiwan	3.5%
Netherlands	3.7%
Brazil	3.8%
Switzerland	4.5%
Italy	4.6%
Korea (Republic Of)	5.1%
Germany	6.2%
Canada	7.7%
United Kingdom	8.3%
United States	8.7%
Japan	12.7%
China	16.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham International Stock Fund - Class N (DNINX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNINX

Dunham Large Cap Value Fund

Class A (DALVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.35%

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a value style slightly detracted from Fund performance relative to the overall market over the first half of the fiscal year. Large cap value companies, as measured by the Russell 1000 Value Index, decreased 1.8 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which lost 1.7 percent over the same period. However, when looking at all value stocks across both large and small capitalization companies, large value stocks outperformed small value stocks for the first half of the fiscal year.

Stock selection yielded mixed results over the first half of the fiscal year. The Fund maintains a concentrated portfolio, resulting in performance within each sector that significantly differed from the benchmark – some positive and some negative, yet overall reflecting similar outcomes directionally.

Individual positions that positively/negatively impacted relative Fund performance. Cencora, Inc. (COR) (holding weight*: 1.40 percent), positively contributed to Fund performance, as the position gained 28.9 percent over the fiscal period. Delta Air Lines, Inc. (DAL) (holding weight*: 1.05 percent), negatively contributed to Fund performance, as the position lost 27.1 percent over the first half of the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 4/30/2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Large Cap Value Fund - Class A	Dunham Large Cap Value Fund - Class A- with load	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
04/30/15	$10,000	$9,426	$10,000	$10,000	$10,000
04/30/16	$9,702	$9,145	$10,121	$9,960	$9,736
04/30/17	$10,998	$10,367	$11,934	$11,608	$11,271
04/30/18	$11,997	$11,308	$13,517	$12,479	$12,342
04/30/19	$12,867	$12,128	$15,341	$13,610	$13,256
04/30/20	$11,552	$10,889	$15,474	$12,111	$11,718
04/30/21	$16,633	$15,678	$22,589	$17,673	$17,082
04/30/22	$17,062	$16,082	$22,637	$17,906	$17,608
04/30/23	$17,167	$16,182	$23,240	$18,123	$17,874
04/30/24	$19,558	$18,435	$28,507	$20,556	$20,449
04/30/25	$20,701	$19,512	$31,955	$22,313	$21,971

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	-3.77%	5.84%	12.37%	7.55%
Class A With Load	-9.33%	-0.23%	11.05%	6.91%
Morningstar Large Cap Value Category	-2.25%	7.44%	13.40%	8.19%
Russell 1000® Value Index	-1.86%	8.55%	13.00%	8.36%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$177,620,136
Number of Portfolio Holdings	78
Total Advisory Fee	$755,851
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	3.0%
Consumer Staples	4.0%
Money Market Funds	4.0%
Real Estate	4.1%
Materials	5.6%
Consumer Discretionary	5.6%
Communications	6.4%
Energy	6.6%
Technology	9.9%
Industrials	14.8%
Health Care	16.0%
Financials	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Abbott Laboratories	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Exxon Mobil Corporation	2.1%
RTX Corporation	2.0%
Bank of America Corporation	2.0%
Wells Fargo & Company	2.0%
UnitedHealth Group, Inc.	2.0%
Blackrock, Inc.	1.9%
Parker-Hannifin Corporation	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Large Cap Value Fund - Class A (DALVX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DALVX

Dunham Large Cap Value Fund

Class C (DCLVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.10%

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a value style slightly detracted from Fund performance relative to the overall market over the first half of the fiscal year. Large cap value companies, as measured by the Russell 1000 Value Index, decreased 1.8 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which lost 1.7 percent over the same period. However, when looking at all value stocks across both large and small capitalization companies, large value stocks outperformed small value stocks for the first half of the fiscal year.

Stock selection yielded mixed results over the first half of the fiscal year. The Fund maintains a concentrated portfolio, resulting in performance within each sector that significantly differed from the benchmark – some positive and some negative, yet overall reflecting similar outcomes directionally.

Individual positions that positively/negatively impacted relative Fund performance. Cencora, Inc. (COR) (holding weight*: 1.40 percent), positively contributed to Fund performance, as the position gained 28.9 percent over the fiscal period. Delta Air Lines, Inc. (DAL) (holding weight*: 1.05 percent), negatively contributed to Fund performance, as the position lost 27.1 percent over the first half of the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 4/30/2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Large Cap Value Fund - Class C	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,632	$10,121	$9,960	$9,736
Apr-2017	$10,831	$11,934	$11,608	$11,271
Apr-2018	$11,731	$13,517	$12,479	$12,342
Apr-2019	$12,483	$15,341	$13,610	$13,256
Apr-2020	$11,125	$15,474	$12,111	$11,718
Apr-2021	$15,897	$22,589	$17,673	$17,082
Apr-2022	$16,187	$22,637	$17,906	$17,608
Apr-2023	$16,168	$23,240	$18,123	$17,874
Apr-2024	$18,285	$28,507	$20,556	$20,449
Apr-2025	$19,205	$31,955	$22,313	$21,971

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	-4.13%	5.03%	11.54%	6.74%
Morningstar Large Cap Value Category	-2.25%	7.44%	13.40%	8.19%
Russell 1000® Value Index	-1.86%	8.55%	13.00%	8.36%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$177,620,136
Number of Portfolio Holdings	78
Total Advisory Fee	$755,851
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	3.0%
Consumer Staples	4.0%
Money Market Funds	4.0%
Real Estate	4.1%
Materials	5.6%
Consumer Discretionary	5.6%
Communications	6.4%
Energy	6.6%
Technology	9.9%
Industrials	14.8%
Health Care	16.0%
Financials	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Abbott Laboratories	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Exxon Mobil Corporation	2.1%
RTX Corporation	2.0%
Bank of America Corporation	2.0%
Wells Fargo & Company	2.0%
UnitedHealth Group, Inc.	2.0%
Blackrock, Inc.	1.9%
Parker-Hannifin Corporation	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Large Cap Value Fund - Class C (DCLVX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCLVX

Dunham Large Cap Value Fund

Class N (DNLVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$54	1.10%

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a value style slightly detracted from Fund performance relative to the overall market over the first half of the fiscal year. Large cap value companies, as measured by the Russell 1000 Value Index, decreased 1.8 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which lost 1.7 percent over the same period. However, when looking at all value stocks across both large and small capitalization companies, large value stocks outperformed small value stocks for the first half of the fiscal year.

Stock selection yielded mixed results over the first half of the fiscal year. The Fund maintains a concentrated portfolio, resulting in performance within each sector that significantly differed from the benchmark – some positive and some negative, yet overall reflecting similar outcomes directionally.

Individual positions that positively/negatively impacted relative Fund performance. Cencora, Inc. (COR) (holding weight*: 1.40 percent), positively contributed to Fund performance, as the position gained 28.9 percent over the fiscal period. Delta Air Lines, Inc. (DAL) (holding weight*: 1.05 percent), negatively contributed to Fund performance, as the position lost 27.1 percent over the first half of the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 4/30/2025.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Large Cap Value Fund - Class N	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$97,283	$101,206	$99,596	$97,359
Apr-2017	$110,485	$119,341	$116,080	$112,709
Apr-2018	$120,891	$135,173	$124,789	$123,420
Apr-2019	$129,943	$153,414	$136,099	$132,563
Apr-2020	$116,967	$154,738	$121,110	$117,184
Apr-2021	$168,890	$225,889	$176,730	$170,815
Apr-2022	$173,616	$226,370	$179,059	$176,081
Apr-2023	$175,133	$232,402	$181,231	$178,744
Apr-2024	$200,026	$285,068	$205,556	$204,494
Apr-2025	$212,290	$319,550	$223,132	$219,710

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	-3.65%	6.13%	12.66%	7.82%
Morningstar Large Cap Value Category	-2.25%	7.44%	13.40%	8.19%
Russell 1000® Value Index	-1.86%	8.55%	13.00%	8.36%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$177,620,136
Number of Portfolio Holdings	78
Total Advisory Fee	$755,851
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	3.0%
Consumer Staples	4.0%
Money Market Funds	4.0%
Real Estate	4.1%
Materials	5.6%
Consumer Discretionary	5.6%
Communications	6.4%
Energy	6.6%
Technology	9.9%
Industrials	14.8%
Health Care	16.0%
Financials	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Abbott Laboratories	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Exxon Mobil Corporation	2.1%
RTX Corporation	2.0%
Bank of America Corporation	2.0%
Wells Fargo & Company	2.0%
UnitedHealth Group, Inc.	2.0%
Blackrock, Inc.	1.9%
Parker-Hannifin Corporation	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Large Cap Value Fund - Class N (DNLVX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNLVX

Dunham Long/Short Credit Fund

Class A (DAAIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.11%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the first six months of the fiscal year. The core long positions were the largest source of positive performance, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.84 years. This exposure was a tailwind to positive Fund Performance over the first fiscal quarter, but meaningfully detracted in the most recent fiscal quarter as the yield on the 10-year US Treasury fell to 4.16 percent.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 1.7 percent, as measured by the ICE BofA US Cash Pay High Yield Index, over the fiscal six-month period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Long/Short Credit Fund - Class A	Dunham Long/Short Credit Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
04/30/15	$10,000	$9,424	$10,000	$10,000	$10,000
04/30/16	$8,739	$8,236	$10,272	$9,852	$10,315
04/30/17	$9,552	$9,001	$10,357	$10,376	$10,665
04/30/18	$10,345	$9,749	$10,324	$10,634	$11,110
04/30/19	$11,269	$10,619	$10,870	$10,865	$11,686
04/30/20	$11,572	$10,905	$12,049	$10,540	$12,279
04/30/21	$12,357	$11,645	$12,017	$11,685	$12,661
04/30/22	$12,287	$11,579	$10,994	$11,277	$13,050
04/30/23	$11,998	$11,307	$10,947	$11,203	$13,812
04/30/24	$12,616	$11,889	$10,786	$11,888	$14,971
04/30/25	$13,112	$12,356	$11,651	$12,541	$16,156

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	1.65%	3.93%	2.53%	2.75%
Class A With Load	-4.24%	-2.09%	1.33%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	2.12%	7.92%	5.64%	4.91%
Morningstar Nontraditional Bond Category	1.51%	5.50%	3.54%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$220,393,196
Number of Portfolio Holdings	70
Total Advisory Fee	$859,095
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	45.6%
Money Market Funds	6.1%
Municipal Bonds	1.1%
Non U.S. Government & Agencies	1.0%
U.S. Government & Agencies	46.2%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.6%
Consumer Staples	0.8%
Sovereign	1.0%
Technology	1.1%
Education	1.1%
Health Care	1.7%
Industrials	2.1%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	5.0%
Communications	5.2%
Utilities	5.7%
Money Market Funds	6.3%
Financials	20.1%
U.S. Treasury Obligations	47.4%

If the total percentage exceeds 100%, the calculation includes the notional values of open futures, credit default swaps and total return swaps, which can result in aggregate exposures greater than the portfolio's net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 09/18/25	12.2%
United States Treasury Bill, 0.000%, 07/10/25	12.2%
United States Treasury Bill, 0.000%, 06/17/25	12.2%
United States Treasury Bill, 0.000%, 05/06/25	3.3%
First American Government Obligations Fund, Class X	3.3%
Mount Vernon Liquid Assets Portfolio	3.0%
United States Treasury Note, 4.500%, 11/15/54	2.8%
United States Treasury Note, 4.625%, 02/15/35	2.7%
Wells Fargo & Company, 5.018%, 01/15/27	2.3%
Frontier Communications Holdings, LLC, 6.000%, 01/15/30	2.2%

Short Sector Weighting (% of net assets)

Value	Value
Credit Default Swap	-5.4%
Bond	-15.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Long/Short Credit Fund - Class A (DAAIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAAIX

Dunham Long/Short Credit Fund

Class C (DCAIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.91%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the first six months of the fiscal year. The core long positions were the largest source of positive performance, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.84 years. This exposure was a tailwind to positive Fund Performance over the first fiscal quarter, but meaningfully detracted in the most recent fiscal quarter as the yield on the 10-year US Treasury fell to 4.16 percent.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 1.7 percent, as measured by the ICE BofA US Cash Pay High Yield Index, over the fiscal six-month period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Long/Short Credit Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$8,679	$10,272	$9,852	$10,315
Apr-2017	$9,407	$10,357	$10,376	$10,665
Apr-2018	$10,118	$10,324	$10,634	$11,110
Apr-2019	$10,937	$10,870	$10,865	$11,686
Apr-2020	$11,148	$12,049	$10,540	$12,279
Apr-2021	$11,818	$12,017	$11,685	$12,661
Apr-2022	$11,655	$10,994	$11,277	$13,050
Apr-2023	$11,299	$10,947	$11,203	$13,812
Apr-2024	$11,792	$10,786	$11,888	$14,971
Apr-2025	$12,175	$11,651	$12,541	$16,156

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	1.37%	3.25%	1.78%	1.99%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	2.12%	7.92%	5.64%	4.91%
Morningstar Nontraditional Bond Category	1.51%	5.50%	3.54%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$220,393,196
Number of Portfolio Holdings	70
Total Advisory Fee	$859,095
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	45.6%
Money Market Funds	6.1%
Municipal Bonds	1.1%
Non U.S. Government & Agencies	1.0%
U.S. Government & Agencies	46.2%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.6%
Consumer Staples	0.8%
Sovereign	1.0%
Technology	1.1%
Education	1.1%
Health Care	1.7%
Industrials	2.1%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	5.0%
Communications	5.2%
Utilities	5.7%
Money Market Funds	6.3%
Financials	20.1%
U.S. Treasury Obligations	47.4%

If the total percentage exceeds 100%, the calculation includes the notional values of open futures, credit default swaps and total return swaps, which can result in aggregate exposures greater than the portfolio's net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 09/18/25	12.2%
United States Treasury Bill, 0.000%, 07/10/25	12.2%
United States Treasury Bill, 0.000%, 06/17/25	12.2%
United States Treasury Bill, 0.000%, 05/06/25	3.3%
First American Government Obligations Fund, Class X	3.3%
Mount Vernon Liquid Assets Portfolio	3.0%
United States Treasury Note, 4.500%, 11/15/54	2.8%
United States Treasury Note, 4.625%, 02/15/35	2.7%
Wells Fargo & Company, 5.018%, 01/15/27	2.3%
Frontier Communications Holdings, LLC, 6.000%, 01/15/30	2.2%

Short Sector Weighting (% of net assets)

Value	Value
Credit Default Swap	-5.4%
Bond	-15.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Long/Short Credit Fund - Class C (DCAIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCAIX

Dunham Long/Short Credit Fund

Class N (DNAIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.91%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the first six months of the fiscal year. The core long positions were the largest source of positive performance, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.84 years. This exposure was a tailwind to positive Fund Performance over the first fiscal quarter, but meaningfully detracted in the most recent fiscal quarter as the yield on the 10-year US Treasury fell to 4.16 percent.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 1.7 percent, as measured by the ICE BofA US Cash Pay High Yield Index, over the fiscal six-month period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Long/Short Credit Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$87,759	$102,720	$98,520	$103,148
Apr-2017	$96,048	$103,572	$103,762	$106,652
Apr-2018	$104,262	$103,241	$106,337	$111,104
Apr-2019	$113,906	$108,703	$108,647	$116,861
Apr-2020	$117,264	$120,488	$105,398	$122,787
Apr-2021	$125,495	$120,167	$116,852	$126,608
Apr-2022	$125,101	$109,938	$112,765	$130,501
Apr-2023	$122,469	$109,468	$112,027	$138,118
Apr-2024	$129,079	$107,861	$118,876	$149,710
Apr-2025	$134,630	$116,511	$125,413	$161,558

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	1.77%	4.30%	2.80%	3.02%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	2.12%	7.92%	5.64%	4.91%
Morningstar Nontraditional Bond Category	1.51%	5.50%	3.54%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$220,393,196
Number of Portfolio Holdings	70
Total Advisory Fee	$859,095
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	45.6%
Money Market Funds	6.1%
Municipal Bonds	1.1%
Non U.S. Government & Agencies	1.0%
U.S. Government & Agencies	46.2%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.6%
Consumer Staples	0.8%
Sovereign	1.0%
Technology	1.1%
Education	1.1%
Health Care	1.7%
Industrials	2.1%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	5.0%
Communications	5.2%
Utilities	5.7%
Money Market Funds	6.3%
Financials	20.1%
U.S. Treasury Obligations	47.4%

If the total percentage exceeds 100%, the calculation includes the notional values of open futures, credit default swaps and total return swaps, which can result in aggregate exposures greater than the portfolio's net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 09/18/25	12.2%
United States Treasury Bill, 0.000%, 07/10/25	12.2%
United States Treasury Bill, 0.000%, 06/17/25	12.2%
United States Treasury Bill, 0.000%, 05/06/25	3.3%
First American Government Obligations Fund, Class X	3.3%
Mount Vernon Liquid Assets Portfolio	3.0%
United States Treasury Note, 4.500%, 11/15/54	2.8%
United States Treasury Note, 4.625%, 02/15/35	2.7%
Wells Fargo & Company, 5.018%, 01/15/27	2.3%
Frontier Communications Holdings, LLC, 6.000%, 01/15/30	2.2%

Short Sector Weighting (% of net assets)

Value	Value
Credit Default Swap	-5.4%
Bond	-15.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Long/Short Credit Fund - Class N (DNAIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNAIX

Dunham Monthly Distribution Fund

Class A (DAMDX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	2.51%

How did the Fund perform during the reporting period?

Despite initial optimism that the new Presidential administration may be less restrictive on merger deals, uncertainty has tempered excitement. The new Presidential administration was anticipated to be less scrutinizing of mergers in general. However, any expected jump in overall merger activity due to this stance was likely mitigated by the introduction of large tariffs and other political uncertainty.

One of the largest merger deals in the Fund was directly blocked by then-President Biden in early January. One of the most politically-scrutinized deals in the Fund was directly targeted by President Biden in early January, resulting in the foreign acquirer as well as the US target seeking litigation to revitalize the deal.

Although derivatives are generally used sparingly in the Fund, the Sub-Adviser used multiple options strategies during the six-month period. The Sub-Adviser used both collar strategies, which involves writing a call and buying a put on the same underlying stock to potentially limit downside, while also limiting upside, on stocks that are a target in an announced merger.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Monthly Distribution Fund - Class A	Dunham Monthly Distribution Fund - Class A- with load	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
04/30/15	$10,000	$9,425	$10,000	$10,000	$10,000
04/30/16	$9,535	$8,986	$10,121	$9,831	$10,095
04/30/17	$10,073	$9,493	$11,934	$10,386	$10,174
04/30/18	$10,130	$9,547	$13,517	$10,515	$10,561
04/30/19	$10,552	$9,945	$15,341	$11,255	$11,170
04/30/20	$10,370	$9,774	$15,474	$11,145	$11,249
04/30/21	$11,063	$10,427	$22,589	$12,873	$12,433
04/30/22	$10,659	$10,045	$22,637	$12,710	$12,535
04/30/23	$10,887	$10,261	$23,240	$12,828	$12,933
04/30/24	$11,208	$10,563	$28,507	$13,341	$13,273
04/30/25	$12,121	$11,423	$31,955	$14,135	$14,603

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending April 30, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	3.74%	8.14%	3.17%	1.94%
Class A With Load	-2.21%	1.91%	1.95%	1.34%
Credit Suisse Merger Arb Liquidity Beta Index	5.22%	10.03%	5.36%	3.86%
Morningstar Event Driven Category	2.17%	5.96%	4.87%	3.52%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$224,650,828
Number of Portfolio Holdings	66
Total Advisory Fee	$1,494,324
Portfolio Turnover	73%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	104.4%
Money Market Funds	26.3%
Purchased Options	0.2%
Right	0.5%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.2%
Purchased Options	0.1%
Energy	12.4%
Equity	1.6%
Technology	2.9%
Health Care	3.3%
Real Estate	3.9%
Industrials	4.5%
Communications	13.2%
Financials	5.5%
Consumer Staples	7.8%
Materials	10.6%
Consumer Discretionary	12.4%
Money Market Funds	19.2%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hess Corporation	6.8%
AZEK Company, Inc. (The)	5.8%
Covestro A.G. 144A	5.7%
Liberty Broadband Corporation - Series C	5.3%
Frontier Communications Parent, Inc.	4.7%
United States Steel Corporation	4.5%
Walgreens Boots Alliance, Inc.	4.3%
ESR Cayman Ltd. 144A	3.9%
Veren, Inc.	3.7%
Amedisys, Inc.	3.3%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	10.7%
Industrials	-0.1%
Financials	-0.4%
Materials	-1.2%
Call Options Written	-1.4%
Communications	-8.5%
Energy	-13.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Monthly Distribution Fund - Class A (DAMDX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAMDX

Dunham Monthly Distribution Fund

Class C (DCMDX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	3.26%

How did the Fund perform during the reporting period?

Despite initial optimism that the new Presidential administration may be less restrictive on merger deals, uncertainty has tempered excitement. The new Presidential administration was anticipated to be less scrutinizing of mergers in general. However, any expected jump in overall merger activity due to this stance was likely mitigated by the introduction of large tariffs and other political uncertainty.

One of the largest merger deals in the Fund was directly blocked by then-President Biden in early January. One of the most politically-scrutinized deals in the Fund was directly targeted by President Biden in early January, resulting in the foreign acquirer as well as the US target seeking litigation to revitalize the deal.

Although derivatives are generally used sparingly in the Fund, the Sub-Adviser used multiple options strategies during the six-month period. The Sub-Adviser used both collar strategies, which involves writing a call and buying a put on the same underlying stock to potentially limit downside, while also limiting upside, on stocks that are a target in an announced merger.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Monthly Distribution Fund - Class C	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,460	$10,121	$9,831	$10,095
Apr-2017	$9,918	$11,934	$10,386	$10,174
Apr-2018	$9,900	$13,517	$10,515	$10,561
Apr-2019	$10,235	$15,341	$11,255	$11,170
Apr-2020	$9,984	$15,474	$11,145	$11,249
Apr-2021	$10,568	$22,589	$12,873	$12,433
Apr-2022	$10,111	$22,637	$12,710	$12,535
Apr-2023	$10,250	$23,240	$12,828	$12,933
Apr-2024	$10,472	$28,507	$13,341	$13,273
Apr-2025	$11,236	$31,955	$14,135	$14,603

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending April 30, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	3.35%	7.30%	2.39%	1.17%
Credit Suisse Merger Arb Liquidity Beta Index	5.22%	10.03%	5.36%	3.86%
Morningstar Event Driven Category	2.17%	5.96%	4.87%	3.52%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$224,650,828
Number of Portfolio Holdings	66
Total Advisory Fee	$1,494,324
Portfolio Turnover	73%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	104.4%
Money Market Funds	26.3%
Purchased Options	0.2%
Right	0.5%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.2%
Purchased Options	0.1%
Energy	12.4%
Equity	1.6%
Technology	2.9%
Health Care	3.3%
Real Estate	3.9%
Industrials	4.5%
Communications	13.2%
Financials	5.5%
Consumer Staples	7.8%
Materials	10.6%
Consumer Discretionary	12.4%
Money Market Funds	19.2%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hess Corporation	6.8%
AZEK Company, Inc. (The)	5.8%
Covestro A.G. 144A	5.7%
Liberty Broadband Corporation - Series C	5.3%
Frontier Communications Parent, Inc.	4.7%
United States Steel Corporation	4.5%
Walgreens Boots Alliance, Inc.	4.3%
ESR Cayman Ltd. 144A	3.9%
Veren, Inc.	3.7%
Amedisys, Inc.	3.3%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	10.7%
Industrials	-0.1%
Financials	-0.4%
Materials	-1.2%
Call Options Written	-1.4%
Communications	-8.5%
Energy	-13.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Monthly Distribution Fund - Class C (DCMDX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCMDX

Dunham Monthly Distribution Fund

Class N (DNMDX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$114	2.25%

How did the Fund perform during the reporting period?

Despite initial optimism that the new Presidential administration may be less restrictive on merger deals, uncertainty has tempered excitement. The new Presidential administration was anticipated to be less scrutinizing of mergers in general. However, any expected jump in overall merger activity due to this stance was likely mitigated by the introduction of large tariffs and other political uncertainty.

One of the largest merger deals in the Fund was directly blocked by then-President Biden in early January. One of the most politically-scrutinized deals in the Fund was directly targeted by President Biden in early January, resulting in the foreign acquirer as well as the US target seeking litigation to revitalize the deal.

Although derivatives are generally used sparingly in the Fund, the Sub-Adviser used multiple options strategies during the six-month period. The Sub-Adviser used both collar strategies, which involves writing a call and buying a put on the same underlying stock to potentially limit downside, while also limiting upside, on stocks that are a target in an announced merger.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Monthly Distribution Fund - Class N	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$95,598	$101,206	$98,314	$100,953
Apr-2017	$101,227	$119,341	$103,859	$101,739
Apr-2018	$102,068	$135,173	$105,145	$105,607
Apr-2019	$106,583	$153,414	$112,553	$111,697
Apr-2020	$104,998	$154,738	$111,452	$112,484
Apr-2021	$112,272	$225,889	$128,733	$124,328
Apr-2022	$108,470	$226,370	$127,095	$125,350
Apr-2023	$111,076	$232,402	$128,277	$129,327
Apr-2024	$114,638	$285,068	$133,406	$132,730
Apr-2025	$124,254	$319,550	$141,351	$146,028

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending April 30, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	3.83%	8.39%	3.43%	2.20%
Credit Suisse Merger Arb Liquidity Beta Index	5.22%	10.03%	5.36%	3.86%
Morningstar Event Driven Category	2.17%	5.96%	4.87%	3.52%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$224,650,828
Number of Portfolio Holdings	66
Total Advisory Fee	$1,494,324
Portfolio Turnover	73%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	104.4%
Money Market Funds	26.3%
Purchased Options	0.2%
Right	0.5%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.2%
Purchased Options	0.1%
Energy	12.4%
Equity	1.6%
Technology	2.9%
Health Care	3.3%
Real Estate	3.9%
Industrials	4.5%
Communications	13.2%
Financials	5.5%
Consumer Staples	7.8%
Materials	10.6%
Consumer Discretionary	12.4%
Money Market Funds	19.2%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hess Corporation	6.8%
AZEK Company, Inc. (The)	5.8%
Covestro A.G. 144A	5.7%
Liberty Broadband Corporation - Series C	5.3%
Frontier Communications Parent, Inc.	4.7%
United States Steel Corporation	4.5%
Walgreens Boots Alliance, Inc.	4.3%
ESR Cayman Ltd. 144A	3.9%
Veren, Inc.	3.7%
Amedisys, Inc.	3.3%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	10.7%
Industrials	-0.1%
Financials	-0.4%
Materials	-1.2%
Call Options Written	-1.4%
Communications	-8.5%
Energy	-13.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Monthly Distribution Fund - Class N (DNMDX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNMDX

Dunham Real Estate Stock Fund

Class A (DAREX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.69%

How did the Fund perform during the reporting period?

The exposure to telecom tower REITs meaningfully contributed to Fund performance over the first half of the fiscal year. The Fund benefited from a slight overweight, as well as security selection within the space, as demand for wireless connectivity, particularly as the transition to 5G and the expansion of existing 4G networks, has increased.

Off-benchmark exposures largely detracted from relative Fund performance over the fiscal period. The exposure to casinos and rail transportation negatively impacted Fund performance over the six-month period, overshadowing positive contributions from positions related to power and energy.

The Fund’s underweight exposure to office and lodging/resorts REITs positively contributed to Fund performance. The Sub-Adviser focuses on companies with competitive advantages that it believes could increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Real Estate Stock Fund - Class A	Dunham Real Estate Stock Fund - Class A- with load	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category
04/30/15	$10,000	$9,426	$10,000	$10,000	$10,000
04/30/16	$10,538	$9,933	$10,121	$10,641	$10,567
04/30/17	$11,032	$10,399	$11,934	$11,493	$11,141
04/30/18	$10,663	$10,051	$13,517	$11,474	$10,954
04/30/19	$12,437	$11,723	$15,341	$13,661	$12,736
04/30/20	$12,556	$11,836	$15,474	$12,411	$11,131
04/30/21	$17,484	$16,480	$22,589	$16,586	$15,405
04/30/22	$14,967	$14,108	$22,637	$17,786	$16,647
04/30/23	$11,219	$10,575	$23,240	$15,192	$14,012
04/30/24	$11,455	$10,797	$28,507	$15,096	$14,027
04/30/25	$12,000	$11,312	$31,955	$17,719	$15,932

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	-11.06%	4.76%	-0.90%	1.84%
Class A With Load	-16.19%	-1.25%	-2.07%	1.24%
Dow Jones US Real Estate Index	-2.96%	17.38%	7.38%	5.89%
Morningstar Real Estate Category	-5.03%	13.58%	7.44%	4.77%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$50,921,647
Number of Portfolio Holdings	42
Total Advisory Fee	$241,209
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.8%
Communications	0.9%
Energy	1.2%
Industrials	1.8%
Technology	2.2%
Consumer Discretionary	5.2%
Money Market Funds	5.6%
Financials	13.8%
Real Estate	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	8.2%
Prologis, Inc.	7.1%
Equinix, Inc.	6.8%
FTAI Infrastructure, LLC	5.3%
FTAI Aviation Ltd.	5.2%
Crown Castle, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	3.4%
Wynn Resorts Ltd.	3.4%
Ventas, Inc.	3.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Real Estate Stock Fund - Class A (DAREX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DAREX

Dunham Real Estate Stock Fund

Class C (DCREX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.44%

How did the Fund perform during the reporting period?

The exposure to telecom tower REITs meaningfully contributed to Fund performance over the first half of the fiscal year. The Fund benefited from a slight overweight, as well as security selection within the space, as demand for wireless connectivity, particularly as the transition to 5G and the expansion of existing 4G networks, has increased.

Off-benchmark exposures largely detracted from relative Fund performance over the fiscal period. The exposure to casinos and rail transportation negatively impacted Fund performance over the six-month period, overshadowing positive contributions from positions related to power and energy.

The Fund’s underweight exposure to office and lodging/resorts REITs positively contributed to Fund performance. The Sub-Adviser focuses on companies with competitive advantages that it believes could increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Real Estate Stock Fund - Class C	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,457	$10,121	$10,641	$10,567
Apr-2017	$10,866	$11,934	$11,493	$11,141
Apr-2018	$10,421	$13,517	$11,474	$10,954
Apr-2019	$12,066	$15,341	$13,661	$12,736
Apr-2020	$12,087	$15,474	$12,411	$11,131
Apr-2021	$16,707	$22,589	$16,586	$15,405
Apr-2022	$14,190	$22,637	$17,786	$16,647
Apr-2023	$10,554	$23,240	$15,192	$14,012
Apr-2024	$10,695	$28,507	$15,096	$14,027
Apr-2025	$11,123	$31,955	$17,719	$15,932

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-11.40%	4.00%	-1.65%	1.07%
Dow Jones US Real Estate Index	-2.96%	17.38%	7.38%	5.89%
Morningstar Real Estate Category	-5.03%	13.58%	7.44%	4.77%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$50,921,647
Number of Portfolio Holdings	42
Total Advisory Fee	$241,209
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.8%
Communications	0.9%
Energy	1.2%
Industrials	1.8%
Technology	2.2%
Consumer Discretionary	5.2%
Money Market Funds	5.6%
Financials	13.8%
Real Estate	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	8.2%
Prologis, Inc.	7.1%
Equinix, Inc.	6.8%
FTAI Infrastructure, LLC	5.3%
FTAI Aviation Ltd.	5.2%
Crown Castle, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	3.4%
Wynn Resorts Ltd.	3.4%
Ventas, Inc.	3.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Real Estate Stock Fund - Class C (DCREX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCREX

Dunham Real Estate Stock Fund

Class N (DNREX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$67	1.42%

How did the Fund perform during the reporting period?

The exposure to telecom tower REITs meaningfully contributed to Fund performance over the first half of the fiscal year. The Fund benefited from a slight overweight, as well as security selection within the space, as demand for wireless connectivity, particularly as the transition to 5G and the expansion of existing 4G networks, has increased.

Off-benchmark exposures largely detracted from relative Fund performance over the fiscal period. The exposure to casinos and rail transportation negatively impacted Fund performance over the six-month period, overshadowing positive contributions from positions related to power and energy.

The Fund’s underweight exposure to office and lodging/resorts REITs positively contributed to Fund performance. The Sub-Adviser focuses on companies with competitive advantages that it believes could increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Real Estate Stock Fund - Class N	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$105,659	$101,206	$106,402	$105,670
Apr-2017	$110,864	$119,341	$114,930	$111,406
Apr-2018	$107,410	$135,173	$114,738	$109,539
Apr-2019	$125,582	$153,414	$136,606	$127,359
Apr-2020	$127,128	$154,738	$124,109	$111,308
Apr-2021	$177,470	$225,889	$165,852	$154,048
Apr-2022	$152,278	$226,370	$177,852	$166,467
Apr-2023	$114,388	$232,402	$151,912	$140,119
Apr-2024	$117,065	$285,068	$150,950	$140,269
Apr-2025	$122,936	$319,550	$177,181	$159,319

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-10.99%	5.01%	-0.67%	2.09%
Dow Jones US Real Estate Index	-2.96%	17.38%	7.38%	5.89%
Morningstar Real Estate Category	-5.03%	13.58%	7.44%	4.77%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$50,921,647
Number of Portfolio Holdings	42
Total Advisory Fee	$241,209
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.8%
Communications	0.9%
Energy	1.2%
Industrials	1.8%
Technology	2.2%
Consumer Discretionary	5.2%
Money Market Funds	5.6%
Financials	13.8%
Real Estate	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	8.2%
Prologis, Inc.	7.1%
Equinix, Inc.	6.8%
FTAI Infrastructure, LLC	5.3%
FTAI Aviation Ltd.	5.2%
Crown Castle, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	3.4%
Wynn Resorts Ltd.	3.4%
Ventas, Inc.	3.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Real Estate Stock Fund - Class N (DNREX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNREX

Dunham Small Cap Growth Fund

Class A (DADGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.42%

How did the Fund perform during the reporting period?

Small growth stocks underperformed their large capitalization counterparts over the first half of the fiscal year. Over the six-month period ending April 30, growth oriented small cap stocks, as measured by the Russell 2000 growth index, fell by 9.0 percent. Large cap growth stocks fell by 1.8 percent as measured by the Russell 1000 growth index.

Stock selection provided mixed results over the first half of the fiscal year. The attributions within information technology services greatly detracted from performance, while avoiding all but two energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials, utilities, and real estate detracted from Fund Performance. The Sub-Adviser carried no holdings in these sectors throughout the first half of the fiscal year. The trio outperformed all other sectors besides consumer staples during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Growth Fund - Class A	Dunham Small Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
04/30/15	$10,000	$9,425	$10,000	$10,000	$10,000
04/30/16	$8,923	$8,409	$10,121	$9,173	$9,161
04/30/17	$10,891	$10,264	$11,934	$11,381	$11,259
04/30/18	$13,555	$12,775	$13,517	$13,270	$13,114
04/30/19	$15,720	$14,816	$15,341	$14,187	$14,572
04/30/20	$14,713	$13,866	$15,474	$12,879	$13,354
04/30/21	$28,381	$26,748	$22,589	$21,786	$23,269
04/30/22	$19,362	$18,248	$22,637	$16,025	$18,075
04/30/23	$19,706	$18,572	$23,240	$16,141	$17,440
04/30/24	$21,797	$20,543	$28,507	$18,140	$19,575
04/30/25	$21,935	$20,673	$31,955	$18,579	$19,831

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	-9.48%	0.63%	8.32%	8.17%
Class A With Load	-14.67%	-5.18%	7.04%	7.53%
Morningstar Small Cap Growth Category	-8.28%	1.29%	8.23%	7.09%
Russell 2000® Growth Index	-8.97%	2.42%	7.60%	6.39%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$79,142,915
Number of Portfolio Holdings	104
Total Advisory Fee	$323,309
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Money Market Funds	22.8%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Technology
29.4%
Money Market Funds
28.5%
Industrials
19.7%
Health Care
16.4%
Consumer Discretionary
11.5%
Financials
8.9%
Communications
4.1%
Consumer Staples
3.9%
Energy
1.7%
Materials
1.1%
Liabilities in Excess of Other Assets
-25.2%

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Materials	1.1%
Energy	1.7%
Consumer Staples	3.9%
Communications	4.1%
Financials	8.9%
Consumer Discretionary	11.5%
Health Care	16.4%
Industrials	19.7%
Money Market Funds	28.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.0%
JFrog Ltd.	1.6%
Tradeweb Markets, Inc. - Class A	1.6%
Universal Technical Institute, Inc.	1.5%
Adtalem Global Education, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
Vertex, Inc. - Class A	1.4%
Fiverr International Ltd.	1.4%
BWX Technologies, Inc.	1.3%
Pinnacle Financial Partners, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Small Cap Growth Fund - Class A (DADGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DADGX

Dunham Small Cap Growth Fund

Class C (DCDGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.19%

How did the Fund perform during the reporting period?

Small growth stocks underperformed their large capitalization counterparts over the first half of the fiscal year. Over the six-month period ending April 30, growth oriented small cap stocks, as measured by the Russell 2000 growth index, fell by 9.0 percent. Large cap growth stocks fell by 1.8 percent as measured by the Russell 1000 growth index.

Stock selection provided mixed results over the first half of the fiscal year. The attributions within information technology services greatly detracted from performance, while avoiding all but two energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials, utilities, and real estate detracted from Fund Performance. The Sub-Adviser carried no holdings in these sectors throughout the first half of the fiscal year. The trio outperformed all other sectors besides consumer staples during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Growth Fund - Class C	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$8,856	$10,121	$9,173	$9,161
Apr-2017	$10,728	$11,934	$11,381	$11,259
Apr-2018	$13,247	$13,517	$13,270	$13,114
Apr-2019	$15,261	$15,341	$14,187	$14,572
Apr-2020	$14,174	$15,474	$12,879	$13,354
Apr-2021	$27,132	$22,589	$21,786	$23,269
Apr-2022	$18,370	$22,637	$16,025	$18,075
Apr-2023	$18,568	$23,240	$16,141	$17,440
Apr-2024	$20,385	$28,507	$18,140	$19,575
Apr-2025	$20,346	$31,955	$18,579	$19,831

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	-9.81%	-0.19%	7.50%	7.36%
Morningstar Small Cap Growth Category	-8.28%	1.29%	8.23%	7.09%
Russell 2000® Growth Index	-8.97%	2.42%	7.60%	6.39%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$79,142,915
Number of Portfolio Holdings	104
Total Advisory Fee	$323,309
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Money Market Funds	22.8%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Materials	1.1%
Energy	1.7%
Consumer Staples	3.9%
Communications	4.1%
Financials	8.9%
Consumer Discretionary	11.5%
Health Care	16.4%
Industrials	19.7%
Money Market Funds	28.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.0%
JFrog Ltd.	1.6%
Tradeweb Markets, Inc. - Class A	1.6%
Universal Technical Institute, Inc.	1.5%
Adtalem Global Education, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
Vertex, Inc. - Class A	1.4%
Fiverr International Ltd.	1.4%
BWX Technologies, Inc.	1.3%
Pinnacle Financial Partners, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Small Cap Growth Fund - Class C (DCDGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCDGX

Dunham Small Cap Growth Fund

Class N (DNDGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$55	1.17%

How did the Fund perform during the reporting period?

Small growth stocks underperformed their large capitalization counterparts over the first half of the fiscal year. Over the six-month period ending April 30, growth oriented small cap stocks, as measured by the Russell 2000 growth index, fell by 9.0 percent. Large cap growth stocks fell by 1.8 percent as measured by the Russell 1000 growth index.

Stock selection provided mixed results over the first half of the fiscal year. The attributions within information technology services greatly detracted from performance, while avoiding all but two energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials, utilities, and real estate detracted from Fund Performance. The Sub-Adviser carried no holdings in these sectors throughout the first half of the fiscal year. The trio outperformed all other sectors besides consumer staples during the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Small Cap Growth Fund - Class N	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$89,396	$101,206	$91,733	$91,612
Apr-2017	$109,440	$119,341	$113,807	$112,585
Apr-2018	$136,511	$135,173	$132,698	$131,142
Apr-2019	$158,758	$153,414	$141,868	$145,720
Apr-2020	$148,915	$154,738	$128,792	$133,537
Apr-2021	$287,982	$225,889	$217,857	$232,686
Apr-2022	$197,040	$226,370	$160,250	$180,747
Apr-2023	$201,038	$232,402	$161,409	$174,403
Apr-2024	$222,960	$285,068	$181,401	$195,753
Apr-2025	$224,894	$319,550	$185,787	$198,305

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	-9.36%	0.87%	8.59%	8.44%
Morningstar Small Cap Growth Category	-8.28%	1.29%	8.23%	7.09%
Russell 2000® Growth Index	-8.97%	2.42%	7.60%	6.39%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$79,142,915
Number of Portfolio Holdings	104
Total Advisory Fee	$323,309
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Money Market Funds	22.8%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Materials	1.1%
Energy	1.7%
Consumer Staples	3.9%
Communications	4.1%
Financials	8.9%
Consumer Discretionary	11.5%
Health Care	16.4%
Industrials	19.7%
Money Market Funds	28.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.0%
JFrog Ltd.	1.6%
Tradeweb Markets, Inc. - Class A	1.6%
Universal Technical Institute, Inc.	1.5%
Adtalem Global Education, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
Vertex, Inc. - Class A	1.4%
Fiverr International Ltd.	1.4%
BWX Technologies, Inc.	1.3%
Pinnacle Financial Partners, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Small Cap Growth Fund - Class N (DNDGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNDGX

Dunham Small Cap Value Fund

Class A (DASVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.34%

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a value style generally detracted from performance relative to the overall market during the first half of the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, decreased 11.0 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which lost 1.7 percent over the same period. Similarly, when looking at all value stocks across both small and large capitalization companies, small value stocks underperformed large value stocks for the first half of the fiscal year.

Security selection contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the financials, energy, and information technology sectors positively impacted the Fund's relative performance. This largely outweighed the slight detraction from stock selection within the industrials and materials sectors.

Sector allocation negatively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the financials and utilities sectors hurt Fund performance. Additionally, an overweight to the materials and energy sectors detracted from relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Value Fund - Class A	Dunham Small Cap Value Fund - Class A- with load	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
04/30/15	$10,000	$9,425	$10,000	$10,000	$10,000
04/30/16	$9,565	$9,016	$10,121	$9,629	$9,566
04/30/17	$11,995	$11,306	$11,934	$12,246	$11,654
04/30/18	$12,636	$11,910	$13,517	$13,046	$12,393
04/30/19	$13,324	$12,558	$15,341	$13,332	$12,421
04/30/20	$10,179	$9,594	$15,474	$10,153	$9,350
04/30/21	$16,606	$15,652	$22,589	$18,170	$16,818
04/30/22	$16,155	$15,227	$22,637	$16,973	$16,210
04/30/23	$15,173	$14,301	$23,240	$15,618	$15,754
04/30/24	$17,439	$16,438	$28,507	$17,809	$18,230
04/30/25	$16,820	$15,854	$31,955	$17,687	$17,804

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	-11.02%	-3.55%	10.57%	5.34%
Class A With Load	-16.12%	-9.11%	9.26%	4.72%
Morningstar Small Cap Value Category	-9.71%	-2.33%	13.75%	5.94%
Russell 2000® Value Index	-11.00%	-0.68%	11.74%	5.87%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$98,790,742
Number of Portfolio Holdings	194
Total Advisory Fee	$425,845
Portfolio Turnover	56%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.2%
Money Market Funds	14.8%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.2%
Consumer Staples	1.3%
Communications	4.1%
Health Care	4.4%
Utilities	4.8%
Energy	5.3%
Real Estate	6.9%
Consumer Discretionary	7.8%
Technology	8.4%
Materials	9.6%
Money Market Funds	16.6%
Financials	21.3%
Industrials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kemper Corporation	1.2%
Enovis Corporation	1.1%
BGC Group, Inc. - Class A	1.1%
Teleflex, Inc.	1.1%
Proficient Auto Logistics, Inc.	1.1%
Northeast Bank	1.1%
Brixmor Property Group, Inc.	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Hanover Insurance Group, Inc. (The)	1.0%
Webster Financial Corporation	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Small Cap Value Fund - Class A (DASVX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DASVX

Dunham Small Cap Value Fund

Class C (DCSVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.09%

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a value style generally detracted from performance relative to the overall market during the first half of the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, decreased 11.0 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which lost 1.7 percent over the same period. Similarly, when looking at all value stocks across both small and large capitalization companies, small value stocks underperformed large value stocks for the first half of the fiscal year.

Security selection contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the financials, energy, and information technology sectors positively impacted the Fund's relative performance. This largely outweighed the slight detraction from stock selection within the industrials and materials sectors.

Sector allocation negatively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the financials and utilities sectors hurt Fund performance. Additionally, an overweight to the materials and energy sectors detracted from relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Value Fund - Class C	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,492	$10,121	$9,629	$9,566
Apr-2017	$11,812	$11,934	$12,246	$11,654
Apr-2018	$12,352	$13,517	$13,046	$12,393
Apr-2019	$12,923	$15,341	$13,332	$12,421
Apr-2020	$9,796	$15,474	$10,153	$9,350
Apr-2021	$15,865	$22,589	$18,170	$16,818
Apr-2022	$15,315	$22,637	$16,973	$16,210
Apr-2023	$14,273	$23,240	$15,618	$15,754
Apr-2024	$16,287	$28,507	$17,809	$18,230
Apr-2025	$15,587	$31,955	$17,687	$17,804

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	-11.41%	-4.30%	9.73%	4.54%
Morningstar Small Cap Value Category	-9.71%	-2.33%	13.75%	5.94%
Russell 2000® Value Index	-11.00%	-0.68%	11.74%	5.87%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$98,790,742
Number of Portfolio Holdings	194
Total Advisory Fee	$425,845
Portfolio Turnover	56%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.2%
Money Market Funds	14.8%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.2%
Consumer Staples	1.3%
Communications	4.1%
Health Care	4.4%
Utilities	4.8%
Energy	5.3%
Real Estate	6.9%
Consumer Discretionary	7.8%
Technology	8.4%
Materials	9.6%
Money Market Funds	16.6%
Financials	21.3%
Industrials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kemper Corporation	1.2%
Enovis Corporation	1.1%
BGC Group, Inc. - Class A	1.1%
Teleflex, Inc.	1.1%
Proficient Auto Logistics, Inc.	1.1%
Northeast Bank	1.1%
Brixmor Property Group, Inc.	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Hanover Insurance Group, Inc. (The)	1.0%
Webster Financial Corporation	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Small Cap Value Fund - Class C (DCSVX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCSVX

Dunham Small Cap Value Fund

Class N (DNSVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$51	1.09%

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a value style generally detracted from performance relative to the overall market during the first half of the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, decreased 11.0 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which lost 1.7 percent over the same period. Similarly, when looking at all value stocks across both small and large capitalization companies, small value stocks underperformed large value stocks for the first half of the fiscal year.

Security selection contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the financials, energy, and information technology sectors positively impacted the Fund's relative performance. This largely outweighed the slight detraction from stock selection within the industrials and materials sectors.

Sector allocation negatively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the financials and utilities sectors hurt Fund performance. Additionally, an overweight to the materials and energy sectors detracted from relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Small Cap Value Fund - Class N	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$95,943	$101,206	$96,291	$95,658
Apr-2017	$120,543	$119,341	$122,465	$116,538
Apr-2018	$127,285	$135,173	$130,462	$123,929
Apr-2019	$134,582	$153,414	$133,319	$124,213
Apr-2020	$103,068	$154,738	$101,530	$93,501
Apr-2021	$168,600	$225,889	$181,701	$168,183
Apr-2022	$164,382	$226,370	$169,734	$162,104
Apr-2023	$154,802	$232,402	$156,178	$157,537
Apr-2024	$178,359	$285,068	$178,088	$182,296
Apr-2025	$172,476	$319,550	$176,870	$178,042

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	-10.90%	-3.30%	10.85%	5.60%
Morningstar Small Cap Value Category	-9.71%	-2.33%	13.75%	5.94%
Russell 2000® Value Index	-11.00%	-0.68%	11.74%	5.87%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$98,790,742
Number of Portfolio Holdings	194
Total Advisory Fee	$425,845
Portfolio Turnover	56%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.2%
Money Market Funds	14.8%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.2%
Consumer Staples	1.3%
Communications	4.1%
Health Care	4.4%
Utilities	4.8%
Energy	5.3%
Real Estate	6.9%
Consumer Discretionary	7.8%
Technology	8.4%
Materials	9.6%
Money Market Funds	16.6%
Financials	21.3%
Industrials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kemper Corporation	1.2%
Enovis Corporation	1.1%
BGC Group, Inc. - Class A	1.1%
Teleflex, Inc.	1.1%
Proficient Auto Logistics, Inc.	1.1%
Northeast Bank	1.1%
Brixmor Property Group, Inc.	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Hanover Insurance Group, Inc. (The)	1.0%
Webster Financial Corporation	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham Small Cap Value Fund - Class N (DNSVX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNSVX

Dunham U.S. Enhanced Market Fund

Class A (DASPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.63%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, detracted from positive Fund performance. To begin the most recent fiscal year, the Fund’s overall sensitivity of its equity exposure was 1.18. Over the first six months of the fiscal year, the Sub-Adviser allowed the equity sensitivity to rise to 1.20. Early in the most recent fiscal quarter, the Sub-Adviser lowered the equity sensitivity from 1.20 to 1.04 after a strong equity rally in January. In the final two months of the fiscal quarter, the equity sensitivity hit a low of 0.72 on April 8 when markets bottomed out and finished the quarter at 0.87.

The option exposure within the Fund was the most meaningful detractor to positive Fund performance. The option exposure within the Fund was the most meaningful detractor from positive Fund performance over the fiscal quarter as option prices were negatively impacted by the decrease in interest rates and rising implied dividend yield in the fiscal quarter. A drop in implied volatility also had a negative impact on call option prices, while as usual, time decay was a drag.

The fixed income exposure contributed to positive Fund performance. As volatility spiked and yields fell, the fixed income exposure acted as a safe haven providing downside protection during the first six months of the fiscal year

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Dunham U.S. Enhanced Market Fund - Class A	Dunham U.S. Enhanced Market Fund - Class A- with load	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
05/01/23	$10,000	$9,550	$10,000	$10,000
04/30/24	$11,983	$11,443	$12,271	$10,639
04/30/25	$13,322	$12,722	$13,755	$11,505

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	-3.42%	11.18%	15.42%
Class A With Load	-7.76%	6.19%	12.79%
Morningstar Global Moderately Conservative Allocation Category	1.04%	8.14%	7.26%
S&P 500® Index	-1.74%	12.10%	17.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$121,477,144
Number of Portfolio Holdings	11
Total Advisory Fee	$633,715
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	23.2%
Purchased Options	23.5%
U.S. Government & Agencies	53.3%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	23.7%
Money Market Funds	23.1%
U.S. Treasury Obligations	53.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.1211%, 07/10/25	22.9%
United States Treasury Bill, 3.6727%, 05/08/25	18.1%
S&P 500 INDEX SPXW US C6100, 01/31/30	13.0%
United States Treasury Note, 1.2500%, 09/30/28	12.2%
S&P 500 INDEX SPXW US C5450, 06/11/29	10.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham U.S. Enhanced Market Fund - Class A (DASPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DASPX

Dunham U.S. Enhanced Market Fund

Class C (DCSPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.38%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, detracted from positive Fund performance. To begin the most recent fiscal year, the Fund’s overall sensitivity of its equity exposure was 1.18. Over the first six months of the fiscal year, the Sub-Adviser allowed the equity sensitivity to rise to 1.20. Early in the most recent fiscal quarter, the Sub-Adviser lowered the equity sensitivity from 1.20 to 1.04 after a strong equity rally in January. In the final two months of the fiscal quarter, the equity sensitivity hit a low of 0.72 on April 8 when markets bottomed out and finished the quarter at 0.87.

The option exposure within the Fund was the most meaningful detractor to positive Fund performance. The option exposure within the Fund was the most meaningful detractor from positive Fund performance over the fiscal quarter as option prices were negatively impacted by the decrease in interest rates and rising implied dividend yield in the fiscal quarter. A drop in implied volatility also had a negative impact on call option prices, while as usual, time decay was a drag.

The fixed income exposure contributed to positive Fund performance. As volatility spiked and yields fell, the fixed income exposure acted as a safe haven providing downside protection during the first six months of the fiscal year

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Dunham U.S. Enhanced Market Fund - Class C	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$10,000	$10,000	$10,000
Apr-2024	$11,893	$12,271	$10,639
Apr-2025	$13,127	$13,755	$11,505

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	-3.80%	10.38%	14.58%
Morningstar Global Moderately Conservative Allocation Category	1.04%	8.14%	7.26%
S&P 500® Index	-1.74%	12.10%	17.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$121,477,144
Number of Portfolio Holdings	11
Total Advisory Fee	$633,715
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	23.2%
Purchased Options	23.5%
U.S. Government & Agencies	53.3%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	23.7%
Money Market Funds	23.1%
U.S. Treasury Obligations	53.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.1211%, 07/10/25	22.9%
United States Treasury Bill, 3.6727%, 05/08/25	18.1%
S&P 500 INDEX SPXW US C6100, 01/31/30	13.0%
United States Treasury Note, 1.2500%, 09/30/28	12.2%
S&P 500 INDEX SPXW US C5450, 06/11/29	10.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham U.S. Enhanced Market Fund - Class C (DCSPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DCSPX

Dunham U.S. Enhanced Market Fund

Class N (DNSPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$67	1.38%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, detracted from positive Fund performance. To begin the most recent fiscal year, the Fund’s overall sensitivity of its equity exposure was 1.18. Over the first six months of the fiscal year, the Sub-Adviser allowed the equity sensitivity to rise to 1.20. Early in the most recent fiscal quarter, the Sub-Adviser lowered the equity sensitivity from 1.20 to 1.04 after a strong equity rally in January. In the final two months of the fiscal quarter, the equity sensitivity hit a low of 0.72 on April 8 when markets bottomed out and finished the quarter at 0.87.

The option exposure within the Fund was the most meaningful detractor to positive Fund performance. The option exposure within the Fund was the most meaningful detractor from positive Fund performance over the fiscal quarter as option prices were negatively impacted by the decrease in interest rates and rising implied dividend yield in the fiscal quarter. A drop in implied volatility also had a negative impact on call option prices, while as usual, time decay was a drag.

The fixed income exposure contributed to positive Fund performance. As volatility spiked and yields fell, the fixed income exposure acted as a safe haven providing downside protection during the first six months of the fiscal year

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Dunham U.S. Enhanced Market Fund - Class N	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$100,000	$100,000	$100,000
Apr-2024	$120,076	$122,709	$106,389
Apr-2025	$133,913	$137,552	$115,050

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	-3.31%	11.52%	15.72%
Morningstar Global Moderately Conservative Allocation Category	1.04%	8.14%	7.26%
S&P 500® Index	-1.74%	12.10%	17.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$121,477,144
Number of Portfolio Holdings	11
Total Advisory Fee	$633,715
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	23.2%
Purchased Options	23.5%
U.S. Government & Agencies	53.3%

What did the Fund invest in? (As of April 30, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	23.7%
Money Market Funds	23.1%
U.S. Treasury Obligations	53.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.1211%, 07/10/25	22.9%
United States Treasury Bill, 3.6727%, 05/08/25	18.1%
S&P 500 INDEX SPXW US C6100, 01/31/30	13.0%
United States Treasury Note, 1.2500%, 09/30/28	12.2%
S&P 500 INDEX SPXW US C5450, 06/11/29	10.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dunham U.S. Enhanced Market Fund - Class N (DNSPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043025-DNSPX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

This report is for the information of shareholders of the Dunham Funds. It may also be used as sales literature when preceded by or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing. For this and other information about the Dunham Funds, contact your financial advisor or call Client Services at (800) 442-4358.

BOND FUNDS

Dunham Corporate/Government Bond Fund

Dunham Floating Rate Bond Fund

Dunham High-Yield Bond Fund

Dunham International Opportunity Bond Fund

U.S. VALUE FUNDS

Dunham Large Cap Value Fund

Dunham Small Cap Value Fund

U.S. GROWTH FUNDS

Dunham Focused Large Cap Growth Fund

Dunham Small Cap Growth Fund

INTERNATIONAL EQUITY FUNDS

Dunham Emerging Markets Stock Fund

Dunham International Stock Fund

ALTERNATIVE FUNDS

Dunham Dynamic Macro Fund

Dunham Long/Short Credit Fund

Dunham Monthly Distribution Fund

Dunham Real Estate Stock Fund

Dunham U.S. Enhanced Market Fund

Investment Adviser:

Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, California 92191

THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN AND THE APPLICABLE FUND’S PROSPECTUS.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 27.9%
	AUTO LOAN — 4.0%
63,928	American Credit Acceptance Receivables Trust Series 2022-1 D(a)		2.4600	03/13/28	$63,762
215,000	American Credit Acceptance Receivables Trust Series 1 C(a)		5.0900	08/12/31	216,098
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(a)		6.8700	06/17/30	458,513
556,000	Avis Budget Rental Car Funding AESOP, LLC Series 2A D(a)		7.4300	10/20/28	557,125
465,000	Bridgecrest Lending Auto Securitization Trust Series 1 C		5.1500	12/17/29	468,233
225,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	215,147
31,691	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	30,879
40,684	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	39,385
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(a)		6.5900	02/11/30	341,296
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(a)		5.6300	05/10/30	501,574
430,000	CPS Auto Receivables Trust Series 2024-A C(a)		5.7400	04/15/30	434,384
302,000	Credit Acceptance Auto Loan Trust Series 1A A(a)		5.6800	03/15/34	306,256
195,000	DT Auto Owner Trust Series 2023-3A C(a)		6.4000	05/15/29	199,140
109,435	FHF Trust Series 2023-1A A2(a)		6.5700	06/15/28	110,600
330,000	Flagship Credit Auto Trust Series 2024-1 C(a)		5.7900	02/15/30	336,578
40,773	Foursight Capital Automobile Receivables Trust Series 2022-1 B(a)		2.1500	05/17/27	40,707
134,004	Foursight Capital Automobile Receivables Trust Series 2023-1 A3(a)		5.3900	12/15/27	134,185
565,000	GLS Auto Receivables Issuer Trust Series 2021-3A E(a)		3.2000	10/16/28	551,688
62,712	LAD Auto Receivables Trust Series 2022-1A A(a)		5.2100	06/15/27	62,770
339,000	LAD Auto Receivables Trust Series 2023-4A C(a)		6.7600	03/15/29	350,229
37,825	Lendbuzz Securitization Trust Series 2022-1A A(a)		4.2200	05/17/27	37,713
321,082	Lendbuzz Securitization Trust Series 2024-2A A2(a)		5.9900	05/15/29	324,126
180,031	Merchants Fleet Funding, LLC Series 1A A(a)		7.2100	05/20/36	181,345
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(a)		1.2600	07/14/28	136,923
506,000	Prestige Auto Receivables Trust Series 2025-1A C(a)		5.5200	02/15/30	508,372
180,371	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	180,300
276,000	SBNA Auto Receivables Trust Series 2024-A C(a)		5.5900	01/15/30	281,394
616,571	United Auto Credit Securitization Trust Series 2022-2 D(a)		6.8400	01/10/28	613,634
446,000	Westlake Automobile Receivables Trust Series 1A B(a)		5.5500	11/15/27	448,746
515,000	Westlake Automobile Receivables Trust Series 2024-2A B(a)		5.6200	03/15/30	520,742
					8,651,844
	CLO — 0.2%
515,000	GoldenTree Loan Management US CLO 1 Ltd. Series 9A AR(a),(b)	TSFR3M + 1.500%	5.7690	04/20/37	515,732

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 27.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2%
529,740	A&D Mortgage Trust Series 2023-NQM3 A1(a),(c)		6.7330	07/25/68	$535,845
155,000	Affirm Asset Securitization Trust Series 2024-B A(a)		4.6200	09/15/29	154,726
50,052	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(d)		1.2470	04/25/53	47,663
451,694	Angel Oak Mortgage Trust Series 2021-8 A1(a),(d)		1.8200	11/25/66	401,701
101,004	Angel Oak Mortgage Trust Series 2022-5 A1(a),(c)		4.5000	05/25/67	99,769
817,976	Angel Oak Mortgage Trust Series 2023-1 A1(a),(c)		4.7500	09/26/67	809,729
59,876	Arroyo Mortgage Trust Series 2019-1 A1(a),(d)		3.8050	01/25/49	58,425
64,487	Arroyo Mortgage Trust Series 2019-2 A1(a),(d)		3.3470	04/25/49	62,404
500,000	Arroyo Mortgage Trust Series 2020-1 A3(a)		3.3280	03/25/55	447,132
142,667	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(c)		2.8790	07/25/49	139,239
627,166	Chase Home Lending Mortgage Trust Series 2023-RPL1 A1(a),(d)		3.5000	06/25/62	578,151
27,810	Chase Mortgage Finance Corporation Series 2016-SH2 M2(a),(d)		3.7490	02/25/44	25,768
35,533	Chase Mortgage Finance Corporation Series 2016-SH1 M2(a),(d)		3.7500	04/25/45	32,670
313,059	CIM TRUST Series 2022-R2 A1(a),(d)		3.7500	12/25/61	296,757
377,531	Citigroup Mortgage Loan Trust Series 2025-INV1 A2(a),(d)		6.0000	01/25/55	379,555
405,706	CSMC Trust Series 2020-RPL4 A1(a),(d)		2.0000	01/25/60	364,636
122,220	CSMC Trust Series 2020-NQM1 A1(a),(c)		2.2080	05/25/65	116,056
599,098	Deephaven Residential Mortgage Trust Series 2022-1 A1(a),(d)		2.2050	01/25/67	545,311
205,703	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(d)		3.0460	11/25/59	195,401
19,313	Flagstar Mortgage Trust Series 2017-1 1A3(a),(d)		3.5000	03/25/47	17,775
380,293	Foundation Finance Trust Series 2024-2A A(a)		4.6000	03/15/50	379,234
6,069	Galton Funding Mortgage Trust Series 2018-1 A23(a),(d)		3.5000	11/25/57	5,535
211,327	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(a),(c)		4.3800	05/25/67	210,051
7,862	JP Morgan Mortgage Trust Series 2017-5 A1(a),(d)		5.0110	12/15/47	7,913
692,180	JP Morgan Mortgage Trust Series 2017-4 A3(a),(d)		3.5000	11/25/48	631,055
331,514	JP Morgan Mortgage Trust Series Series 2025-CES1 A1(a),(d)		5.6660	05/25/55	333,049
357,277	JP Morgan Seasoned Mortgage Trust Series Series 2024-1 A4(a),(d)		4.4510	10/25/54	350,995
100,000	Metlife Securitization Trust Series 2017-1A M1(a),(d)		3.4350	04/25/55	89,107
19,902	Metlife Securitization Trust Series 2019-1A A1A(a),(d)		3.7500	04/25/58	19,577
679,930	MFA Trust Series 2022-INV2 A1(a),(c)		4.9500	07/25/57	677,274
855,390	MFA Trust Series 2023-INV2 A1(a),(c)		6.7750	10/25/58	866,757
941,132	MFA Trust Series 2022-INV1 A1(a),(c)		3.9070	04/25/66	932,853
635,726	MFA Trust Series 2022-NQM2 A1(a),(c)		4.0000	05/25/67	619,661
509,168	MFA Trust Series 2024-NQM2 A1(a),(c)		5.2720	08/25/69	508,671

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 27.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2% (Continued)
244,921	Mill City Mortgage Loan Trust Series 2019-GS2 A1(a),(d)		2.7500	08/25/59	$236,702
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(d)		3.5000	10/25/69	181,647
393,939	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(d)		3.7500	11/25/56	377,367
539,989	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(d)		4.0000	03/25/57	526,188
383,928	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(d)		4.0000	12/25/57	374,270
23,906	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(d)		0.9410	09/25/58	22,780
618,568	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(a),(d)		3.0790	03/27/62	581,344
256,367	New Residential Mortgage Loan Trust Series 2024-NQM3 A1(a),(c)		5.4660	11/25/64	256,924
552,335	NYMT Loan Trust Series 2022-CP1 A1(a)		2.0420	07/25/61	514,575
381,775	NYMT Loan Trust Series 2024-CP1 A1(a)		3.7500	02/25/68	354,309
303,383	OBX Trust Series 2024-HYB2 A1(a),(d)		3.6650	04/25/53	302,084
634,773	OBX Trust Series 2023-NQM9 A1(a),(c)		7.1590	10/25/63	644,818
290,265	OBX Trust Series 2024-NQM9 A1(a),(c)		6.0300	01/25/64	292,481
45,713	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(a),(c)		3.4870	06/25/26	45,456
378,383	PMT Loan Trust Series 2024-INV1 A2(a),(d)		6.0000	10/25/59	381,458
207,170	PMT Loan Trust Series 2024-INV2 A1(a),(d)		6.0000	12/25/59	208,022
428,669	PRET Trust Series 2025-NPL1 A1(a),(c)		6.0630	02/25/55	429,192
899,754	PRPM, LLC Series 2024-RPL1 A1(a),(c)		4.2000	12/25/64	878,696
500,923	RCKT Mortgage Trust Series 2023-CES1 A1A(a),(d)		6.5150	06/25/43	504,038
722,484	RCKT Mortgage Trust Series 2023-CES2 A1A(a),(d)		6.8080	09/25/43	730,817
47,121	RCKT Mortgage Trust Series 2020-1 A1(a),(d)		3.0000	02/25/50	40,839
11,990	Residential Mortgage Loan Trust Series 2020-1 A1(a),(d)		2.3760	01/26/60	11,851
51,940	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(d)		2.2750	02/25/50	49,617
745,638	Starwood Mortgage Residential Trust Series 2021-5 A2(a),(d)		2.1780	09/25/66	643,708
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(a),(b)	TSFR1M + 1.714%	6.0410	05/25/58	267,132
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(d)		2.7500	11/25/61	304,538
516,959	Towd Point Mortgage Trust Series 2024-1 A1(a),(d)		4.7700	03/25/64	522,628
1,014,135	Verus Securitization Trust Series 2020-1 A1(a),(c)		3.4170	01/25/60	994,982
417,471	Verus Securitization Trust Series 2022-4 A1(a),(c)		4.4740	04/25/67	418,871
611,608	Verus Securitization Trust Series 2022-6 A1(a),(c)		4.9100	06/25/67	618,123
438,940	Verus Securitization Trust Series 2022-6 A3(a),(c)		4.9100	06/25/67	443,107
799,682	Verus Securitization Trust Series 2022-7 A1(a),(c)		5.1520	07/25/67	802,325
1,254,508	Verus Securitization Trust Series 2023-1 A1(a),(c)		5.8500	12/25/67	1,253,618
702,406	Verus Securitization Trust Series 2023-8 A1(a),(c)		6.2590	12/25/68	707,644

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 27.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2% (Continued)
143,085	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(d)		3.0000	07/25/50	$121,539
					25,984,135
	CREDIT CARD — 0.2%
430,000	Mercury Financial Credit Card Master Trust Series 2A A(a)		6.5600	07/20/29	435,355

	NON AGENCY CMBS — 4.8%
520,000	BBCMS Mortgage Trust Series 2018-TALL(a),(b)	TSFR1M + 0.919%	5.2410	03/15/37	490,447
613,000	BBCMS Trust Series 2018-CBM A(a),(b)	TSFR1M + 1.297%	5.6190	07/15/37	593,154
610,000	BPR Trust Series 2022-OANA A(a),(b)	TSFR1M + 1.898%	6.2200	04/15/37	611,409
510,000	BX Trust Series 2022-CLS A(a)		5.7600	10/13/27	517,055
425,000	BX Trust Series 2025-ROIC C(a),(b)	TSFR1M + 1.543%	5.8650	03/15/30	412,183
445,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	414,789
410,000	BX Trust Series 2019-OC11 D(a),(d)		4.0750	12/09/41	380,521
410,000	CENT Trust Series 2023-CITY A(a),(b)	TSFR1M + 2.620%	6.9420	09/15/38	410,532
470,000	COMM Mortgage Trust Series 2013-300P A1(a)		4.3530	08/10/30	463,589
565,000	COMM Mortgage Trust Series 2024-WCL1 B(a),(b)	TSFR1M + 2.590%	6.9120	06/15/41	559,036
367,000	ELM Trust Series 2024-ELM A10(a),(d)		5.9940	06/10/27	372,212
510,000	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	508,655
510,000	Fashion Show Mall, LLC Series SHOW A(a),(d)		5.2740	10/10/29	514,826
320,000	Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU A(a),(b)	TSFR1M + 1.450%	5.7720	12/15/39	317,937
420,000	Houston Galleria Mall Trust Series 2025-HGLR A(a),(d)		5.6440	02/05/45	427,582
630,000	Hudson Yards Mortgage Trust Series 2025-SPRL A(a),(d)		5.6490	01/13/40	647,311
570,000	JP Morgan Chase Commercial Mortgage Securities Series OMNI A(a),(d)		5.9900	10/05/39	578,888
325,000	MIRA Trust Series 2023-Mile A(a)		6.7550	06/06/28	339,905
595,000	MSSG Trust Series 2017-237P A(a)		3.3970	09/13/39	545,422
560,000	RFR Trust Series 2025-SGRM A(a),(d)		5.5620	03/11/29	570,316
170,000	ROCK Trust Series 2024-CNTR A(a)		5.3880	11/13/41	173,142
450,000	ROCK Trust Series 2024-CNTR C(a)		6.4710	11/13/41	467,249
					10,316,160
	OTHER ABS — 5.5%
131,314	ACHV A.B.S TRUST Series 2024-1PL A(a)		5.9000	04/25/31	132,045
336,000	Affirm Asset Securitization Trust Series 2023-B A(a)		6.8200	09/15/28	338,143
157,585	Affirm Asset Securitization Trust Series 2024-X2 A(a)		5.2200	12/17/29	157,493
36,197	Aqua Finance Trust Series 2019-A A(a)		3.1400	07/16/40	34,946

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 27.9% (Continued)
	OTHER ABS — 5.5% (Continued)
140,114	Aqua Finance Trust Series 2019-A C(a)		4.0100	07/16/40	$135,582
225,476	Aqua Finance Trust Series 2020-AA B(a)		2.7900	07/17/46	212,278
510,000	Aqua Finance Trust Series 2024-A B(a)		5.0600	04/18/50	500,021
444,044	Castlelake Aircraft Structured Trust Series 2025-1A A(a)		5.7830	02/15/50	447,415
465,000	CCG Receivables Trust Series 2024-1 B(a)		5.0800	03/15/32	469,855
103,437	CF Hippolyta, LLC Series 2020-1 A1(a)		1.6900	07/15/60	102,178
241,156	CLI Funding VI, LLC Series 2020-1A A(a)		2.0800	09/18/45	222,881
100,000	Corevest American Finance Trust Series 2019-3 C(a)		3.2650	10/15/52	93,781
178,080	Dext A.B.S, LLC Series 2023-1 A2(a)		5.9900	03/15/32	178,796
191,521	Elara HGV Timeshare Issuer, LLC Series 2023-A A(a)		6.1600	02/25/38	197,777
130,000	FirstKey Homes Trust Series 2021-SFR1 D(a)		2.1890	08/17/28	124,974
235,515	Foundation Finance Trust Series 2023-2A A(a)		6.5300	06/15/49	245,404
241,751	Hilton Grand Vacations Trust Series 2024-2A A(a)		5.5000	03/25/38	246,968
46,471	HIN Timeshare Trust Series 2020-A C(a)		3.4200	10/09/39	45,200
533,483	HINNT, LLC Series 2025-A B(a)		5.4500	03/15/44	537,468
128,700	Jersey Mike’s Funding Series 2019-1A A2(a)		4.4330	02/15/50	127,572
425,000	Jersey Mike’s Funding, LLC Series 1A A2(a)		5.6360	02/15/55	423,323
28,102	MVW, LLC Series 2020-1A A(a)		1.7400	10/20/37	27,198
178,857	MVW, LLC Series 2023-1A B(a)		5.4200	10/20/40	180,339
570,000	NMEF Funding, LLC Series 2025-A B(a)		5.1800	04/25/32	572,877
265,000	Octane Receivables Trust Series 2023-1A C(a)		6.3700	09/20/29	269,592
300,000	Oportun Funding, LLC Series A A(a)		5.0100	02/08/33	300,127
415,788	Oportun Issuance Trust Series 2021-C A(a)		2.1800	10/08/31	405,299
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(a)		5.7900	11/20/30	448,100
233,786	PowerPay Issuance Trust Series 2024-1A A(a)		6.5300	02/18/39	239,415
265,000	Progress Residential Series 2021-SFR3 D(a)		2.2880	05/17/26	259,804
480,000	Purchasing Power Funding Series A B(a)		6.4300	08/15/28	485,648
29,745	Regional Management Issuance Trust Series 2021-1 A(a)		1.6800	03/17/31	29,637
515,000	Regional Management Issuance Trust Series 2 A(a)		5.1100	12/15/33	518,784
655,000	Retained Vantage Data Centers Issuer, LLC Series 1A A2(a)		4.9920	09/15/49	649,084
19,012	Sierra Timeshare Receivables Funding, LLC Series 2020-2A B(a)		2.3200	07/20/37	18,932
127,789	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(a)		6.2800	04/20/40	130,141
510,708	SoFi Consumer Loan Program Trust Series 2025-1 A(a)		4.8000	02/27/34	511,376
315,000	STAR Trust Series 2025-SFR5 A(a),(b)	TSFR1M + 1.450%	5.7720	02/17/42	316,832

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 27.9% (Continued)
	OTHER ABS — 5.5% (Continued)
481,875	Taco Bell Funding, LLC Series 2016-1A A23(a)		4.9700	05/25/46	$481,998
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	188,393
165,000	Tricon American Homes Trust Series 2019-SFR1 C(a)		3.1490	03/17/38	162,730
160,000	Tricon Residential Trust Series 2021-SFR1 B(a)		2.2440	07/17/38	155,304
448,875	TSC SPV Funding, LLC Series 1A A2(a)		6.2910	08/20/54	439,894
					11,765,604
	RESIDENTIAL MORTGAGE — 1.0%
58,475	AJAX Mortgage Loan Trust Series 2019-D A1(a),(c)		2.9560	09/25/65	55,990
343,162	PRET, LLC Series 2024-NPL4 A1(a),(c)		6.9960	07/25/54	343,684
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(d)		4.0040	07/25/56	130,259
115,000	Towd Point Mortgage Trust Series 2017-1 M1(a),(d)		3.7500	10/25/56	112,660
590,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(d)		3.0000	06/25/57	555,521
160,000	Towd Point Mortgage Trust Series 2017-6 A2(a),(d)		3.0000	10/25/57	152,387
140,000	Towd Point Mortgage Trust Series 2018-6 A1B(a),(d)		3.7500	03/25/58	134,743
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(d)		3.7500	03/25/58	270,329
255,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(d)		3.7500	12/25/58	229,328
235,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(d)		3.2500	10/25/59	212,050
					2,196,951
	TOTAL ASSET BACKED SECURITIES (Cost $59,833,571)				59,865,781

	CORPORATE BONDS — 30.6%
	AEROSPACE & DEFENSE — 0.7%
413,000	Boeing Company (The)		5.9300	05/01/60	382,350
515,000	Huntington Ingalls Industries, Inc.		5.7490	01/15/35	524,441
440,000	L3Harris Technologies, Inc. B		5.4000	07/31/33	446,328
185,000	TransDigm, Inc.(a)		6.6250	03/01/32	189,739
					1,542,858
	ASSET MANAGEMENT — 1.8%
395,000	Apollo Debt Solutions BDC		6.9000	04/13/29	405,830
395,000	Apollo Global Management, Inc.(b)	H15T5Y + 2.168%	6.0000	12/15/54	370,911
340,000	BlackRock Funding, Inc.		5.2500	03/14/54	322,493
170,000	Blackstone Private Credit Fund		5.9500	07/16/29	170,739

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	ASSET MANAGEMENT — 1.8% (Continued)
325,000	Blackstone Private Credit Fund(a)		6.0000	11/22/34	$310,032
120,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	121,218
380,000	Blue Owl Finance, LLC		3.1250	06/10/31	331,508
215,000	Charles Schwab Corporation (The)(b)	SOFRRATE + 2.010%	6.1360	08/24/34	228,278
305,000	Charles Schwab Corporation (The)(b)	H15T10Y + 3.079%	4.0000	03/01/69	266,494
250,000	Drawbridge Special Opportunities Fund, L.P. (a)		3.8750	02/15/26	245,415
534,000	Hannon Armstrong Sustainable Infrastructure(a)		6.3750	07/01/34	513,089
220,000	Icahn Enterprises, L.P. / Icahn Enterprises		5.2500	05/15/27	208,928
355,000	UBS Group A.G.(a),(b)	H15T1Y + 2.400%	4.9880	08/05/33	349,688
35,000	UBS Group A.G.(a),(b)	H15T5Y + 4.758%	9.2500	05/13/72	39,200
					3,883,823
	AUTOMOTIVE — 0.6%
405,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	380,364
10,000	Clarios Global, L.P. / Clarios US Finance Company(a)		6.7500	02/15/30	10,183
70,000	Ford Motor Company		4.7500	01/15/43	52,435
200,000	Ford Motor Credit Company, LLC		6.8000	05/12/28	202,947
85,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	82,371
110,000	Ford Motor Credit Company, LLC		6.5000	02/07/35	106,252
160,000	Nissan Motor Acceptance Company, LLC(a)		7.0500	09/15/28	163,981
330,000	Stellantis Finance US, Inc.(a)		6.4500	03/18/35	323,311
					1,321,844
	BANKING — 4.8%
205,000	Banco de Credito del Peru S.A.(a),(b)	H15T5Y + 3.000%	3.1250	07/01/30	204,667
64,000	Banco de Credito del Peru S.A.(a),(b)	H15T5Y + 2.486%	6.4500	07/30/35	63,879
115,000	Banco de Credito e Inversiones S.A.(a),(b)	H15T5Y + 4.944%	8.7500	02/08/74	119,270
120,000	Banco Mercantil del Norte S.A.(a),(b)	H15T10Y + 5.034%	6.6250	01/24/70	106,852
670,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	591,883
450,000	Bank of America Corporation(b)	SOFRRATE + 1.913%	5.4250	08/15/35	439,618
400,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	446,065
73,000	BBVA Bancomer S.A.(a),(b)	H15T5Y + 2.650%	5.1250	01/18/33	69,186
420,000	BPCE S.A.(a),(b)	SOFRRATE + 2.590%	7.0030	10/19/34	456,401
65,000	BPCE S.A.(a),(b)	SOFRRATE + 2.610%	6.9150	01/14/46	65,966

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	BANKING — 4.8% (Continued)
320,000	Citigroup, Inc.(b)	SOFRRATE + 2.338%	6.2700	11/17/33	$338,882
229,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	234,215
250,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	05/18/69	243,764
195,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 1.910%	5.7180	07/23/32	197,998
385,000	Deutsche Bank A.G.(b),(e)	SOFRRATE + 2.050%	5.4030	09/11/35	375,347
390,000	Fifth Third Bancorp(b)	SOFRRATE + 1.660%	4.3370	04/25/33	365,352
455,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	455,419
130,000	Huntington Bancshares, Inc.(b)	H15T5Y + 1.700%	6.1410	11/18/39	128,408
710,000	JPMorgan Chase & Company(d)		1.9530	02/04/32	609,005
420,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	432,758
175,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.810%	6.2540	10/23/34	187,930
390,000	KeyCorporation(b)	SOFRRATE + 2.420%	6.4010	03/06/35	408,164
395,000	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	408,965
540,000	PNC Financial Services Group, Inc. (The)(b)	SOFRRATE + 1.394%	5.5750	01/29/36	545,897
375,000	Societe Generale S.A.(a),(b)	H15T1Y + 2.100%	6.0660	01/19/35	379,775
200,000	Texas Capital Bancshares, Inc.(b)	H15T5Y + 3.150%	4.0000	05/06/31	190,265
430,000	Toronto-Dominion Bank (The)(b)	H15T5Y + 4.075%	8.1250	10/31/82	445,583
65,000	Truist Financial Corporation(b)	SOFRRATE + 1.852%	5.1220	01/26/34	63,590
30,000	Truist Financial Corporation(b)	SOFRRATE + 2.361%	5.8670	06/08/34	30,714
440,000	US Bancorp(b),(e)	SOFRRATE + 1.411%	5.4240	02/12/36	440,711
280,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	275,065
285,000	Wells Fargo & Company(b)	SOFRRATE + 2.060%	6.4910	10/23/34	306,177
330,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	03/15/69	324,233
185,000	Wells Fargo & Company(b)	H15T5Y + 2.767%	6.8500	07/15/74	187,458
					10,139,462
	BIOTECH & PHARMA — 0.4%
193,000	Amgen, Inc.		5.2500	03/02/33	194,886

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	BIOTECH & PHARMA — 0.4% (Continued)
258,000	Amgen, Inc.		5.6500	03/02/53	$248,039
45,000	Par Pharmaceutical, Inc.(a(,(f)		0.0000	04/01/27	-
310,000	Royalty Pharma plc(e)		5.4000	09/02/34	307,419
195,000	Royalty Pharma plc		3.3500	09/02/51	121,756
681	Viatris, Inc.(a)		2.3000	06/22/27	642
					872,742
	CABLE & SATELLITE — 0.5%
14,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	14,138
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	169,905
45,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	41,821
290,000	Charter Communications Operating, LLC / Charter		4.8000	03/01/50	216,325
200,000	CSC Holdings, LLC(a)		11.7500	01/31/29	189,374
370,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(a)		5.8750	08/15/27	358,030
					989,593
	CHEMICALS — 0.3%
340,000	Bayport Polymers, LLC(a),(e)		5.1400	04/14/32	325,429
200,000	INEOS Quattro Finance 2 plc(a)		9.6250	03/15/29	192,750
130,000	Windsor Holdings III, LLC(a)		8.5000	06/15/30	136,972
					655,151
	CONSTRUCTION MATERIALS — 0.2%
350,000	CRH America Finance, Inc.		5.4000	05/21/34	354,360
55,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	55,408
					409,768
	CONTAINERS & PACKAGING — 0.6%
565,000	Berry Global, Inc.		5.6500	01/15/34	569,191
435,000	Smurfit Kappa Treasury ULC(a)		5.7770	04/03/54	418,804
370,000	Sonoco Products Company		5.0000	09/01/34	353,474
					1,341,469
	ELEC & GAS MARKETING & TRADING — 0.2%
380,000	New York State Electric & Gas Corporation(a)		5.8500	08/15/33	395,068

	ELECTRIC UTILITIES — 2.7%
195,000	AES Corporation (The)(b)	H15T5Y + 3.201%	7.6000	01/15/55	193,228
485,000	Black Hills Corporation		6.1500	05/15/34	502,788

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	ELECTRIC UTILITIES — 2.7% (Continued)
555,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	$520,799
205,000	Dominion Energy, Inc.(b)	H15T5Y + 2.511%	7.0000	06/01/54	213,311
275,000	Dominion Energy, Inc.(b)	H15T5Y + 2.207%	6.6250	05/15/55	271,076
450,000	Electricite de France S.A.(a)		6.9000	05/23/53	476,076
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	265,676
175,000	Enel Finance International N.V.(a)		5.5000	06/26/34	175,571
425,000	Entergy Corporation(b)	H15T5Y + 2.670%	7.1250	12/01/54	428,372
260,000	Entergy Texas, Inc.		5.8000	09/01/53	256,587
15,000	Lightning Power, LLC(a)		7.2500	08/15/32	15,571
188,000	National Rural Utilities Cooperative Finance(b)	TSFR3M + 3.172%	7.4510	04/30/43	187,474
410,000	NextEra Energy Capital Holdings, Inc.(b)	H15T5Y + 1.979%	6.5000	08/15/55	413,190
384,000	NRG Energy, Inc.(a)		7.0000	03/15/33	413,494
265,000	PacifiCorporation		5.8000	01/15/55	252,714
403,000	Puget Energy, Inc.		2.3790	06/15/28	378,459
325,000	Southern California Edison Company		6.0000	01/15/34	325,773
245,000	Vistra Corporation(a),(b)	H15T5Y + 6.930%	8.0000	04/15/70	250,901
280,000	Vistra Operations Company, LLC(a)		5.7000	12/30/34	278,616
					5,819,676
	ENGINEERING & CONSTRUCTION — 0.2%
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	137,538
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	333,014
					470,552
	ENTERTAINMENT CONTENT — 0.1%
315,000	Univision Communications, Inc.(a)		6.6250	06/01/27	304,807

	FOOD — 0.6%
585,000	Mars, Inc.(a)		5.7000	05/01/55	577,787
410,000	Pilgrim’s Pride Corporation		6.2500	07/01/33	427,808
190,000	Post Holdings, Inc.(a)		6.3750	03/01/33	188,320
					1,193,915
	GAS & WATER UTILITIES — 0.2%
260,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	250,624
255,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	261,616
					512,240

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.4%
500,000	CHS/Community Health Systems, Inc.(a)		5.2500	05/15/30	$426,830
505,000	CVS Health Corporation		5.0500	03/25/48	429,614
45,000	CVS Health Corporation(b)	H15T5Y + 2.516%	6.7500	12/10/54	44,723
185,000	HCA, Inc.		5.5000	06/01/33	185,993
165,000	HCA, Inc.		5.2500	06/15/49	143,487
116,000	HCA, Inc.		6.0000	04/01/54	110,600
445,000	Icon Investments Six DAC		6.0000	05/08/34	444,150
505,000	IQVIA, Inc.		6.2500	02/01/29	525,240
115,000	Molina Healthcare, Inc.(a)		6.2500	01/15/33	114,191
359,000	Universal Health Services, Inc.		2.6500	01/15/32	296,500
280,000	Universal Health Services, Inc.		5.0500	10/15/34	260,770
					2,982,098
	HOME & OFFICE PRODUCTS — 0.1%
225,000	Newell Brands, Inc.		6.3750	09/15/27	220,008

	HOME CONSTRUCTION — 0.6%
265,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	04/01/30	243,250
440,000	DR Horton, Inc.		5.5000	10/15/35	440,658
434,000	Meritage Homes Corporation(a)		3.8750	04/15/29	413,947
225,000	Meritage Homes Corporation		5.6500	03/15/35	219,701
					1,317,556
	HOUSEHOLD PRODUCTS — 0.1%
370,000	Kronos Acquisition Holdings, Inc.(a)		8.2500	06/30/31	306,358

	INDUSTRIAL SUPPORT SERVICES — 0.2%
405,000	Ashtead Capital, Inc.(a)		5.5000	08/11/32	401,466
105,000	Ashtead Capital, Inc.(a)		5.8000	04/15/34	105,122
					506,588
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
165,000	Bank of New York Mellon Corporation (The)(b)	SOFRINDX + 2.074%	5.8340	10/25/33	173,911
345,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 4.358%	4.7000	09/20/68	343,438
195,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.550%	5.3300	07/23/35	193,623
310,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	326,513

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.3% (Continued)
435,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	$434,387
185,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	186,693
275,000	Morgan Stanley(b)	H15T5Y + 2.430%	5.9480	01/19/38	276,858
215,000	Northern Trust Corporation(d)		3.3750	05/08/32	208,025
450,000	State Street Corporation(b),(e)	SOFRRATE + 1.958%	6.1230	11/21/34	470,546
175,000	State Street Corporation(b)	H15T5Y + 2.613%	6.7000	03/15/74	175,969
					2,789,963
	INSURANCE — 2.0%
200,000	Allianz S.E.(a),(b)	H15T5Y + 3.232%	6.3500	09/06/53	205,039
260,000	Allianz S.E.(a),(b)	H15T5Y + 2.771%	5.6000	09/03/54	252,736
320,000	Allstate Corporation (The)(b)	TSFR3M + 3.200%	7.5230	08/15/53	317,009
530,000	Arthur J Gallagher & Company		5.5500	02/15/55	498,632
410,000	Ascot Group Ltd.(a)		4.2500	12/15/30	355,362
391,000	Corebridge Financial, Inc.(b)	H15T5Y + 2.646%	6.3750	09/15/54	377,758
330,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	336,142
198,000	Global Atlantic Fin Company(a)		7.9500	06/15/33	219,502
105,000	Global Atlantic Fin Company(a),(b)	H15T5Y + 3.608%	7.9500	10/15/54	106,892
175,000	Liberty Mutual Group, Inc.(a),(b)	H15T5Y + 3.315%	4.1250	12/15/51	165,272
325,000	MetLife, Inc.(b)	H15T5Y + 3.576%	3.8500	03/15/69	321,673
335,000	Nippon Life Insurance Company(a),(b)	H15T5Y + 2.954%	6.2500	09/13/53	339,798
60,000	Nippon Life Insurance Company(a),(b)	H15T5Y + 3.189%	6.5000	04/30/55	60,945
104,000	Prudential Financial, Inc.(b)	H15T5Y + 3.162%	5.1250	03/01/52	97,829
210,000	Prudential Financial, Inc.(b)	H15T5Y + 2.848%	6.7500	03/01/53	215,712
45,000	Prudential Financial, Inc.(b)	H15T5Y + 2.404%	6.5000	03/15/54	45,353
370,000	Reinsurance Group of America, Inc.(b)	H15T5Y + 2.392%	6.6500	09/15/55	359,661
					4,275,315
	MACHINERY — 0.5%
580,000	Regal Rexnord Corporation		6.4000	04/15/33	590,958
415,000	Veralto Corporation		5.4500	09/18/33	423,012
100,000	Weir Group plc (The)(a)		5.3500	05/06/30	100,306
					1,114,276

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.5%
570,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	$508,200
530,000	Smith & Nephew plc		5.4000	03/20/34	528,589
					1,036,789
	METALS & MINING — 0.4%
336,000	Corp Nacional del Cobre de Chile(a)		5.9500	01/08/34	341,410
295,000	Glencore Funding, LLC(a)		2.8500	04/27/31	261,997
240,000	Glencore Funding, LLC(a)		5.6340	04/04/34	239,505
					842,912
	OIL & GAS PRODUCERS — 3.9%
95,000	6297782, LLC(a)		5.5840	10/01/34	91,792
70,000	6297782, LLC(a)		6.1760	10/01/54	64,850
530,000	BP Capital Markets plc(b)	H15T5Y + 4.398%	4.8750	12/22/00	505,169
140,000	Buckeye Partners, L.P.(a)		6.7500	02/01/30	142,620
150,000	Columbia Pipelines Operating Company, LLC(a)		6.0360	11/15/33	154,918
95,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.0000	05/01/29	96,927
425,000	Diamondback Energy, Inc.		5.9000	04/18/64	378,500
120,000	Energy Transfer, L.P.(b)	H15T5Y + 5.306%	7.1250	05/15/69	118,383
175,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	11/15/69	174,311
355,000	EOG Resources, Inc.(e)		5.6500	12/01/54	337,657
630,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	555,794
305,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	310,989
435,000	Harbour Energy plc(a)		6.3270	04/01/35	413,732
530,000	HF Sinclair Corporation(e)		6.2500	01/15/35	509,310
87,000	KazMunayGas National Company JSC(a)		5.7500	04/19/47	73,094
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	91,988
425,000	Kinder Morgan, Inc.		5.8500	06/01/35	429,786
50,000	NGL Energy Partners, L.P.(a),(e)		8.1250	02/15/29	47,029
80,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	72,919
360,000	Occidental Petroleum Corporation		5.5500	10/01/34	336,925
260,000	Occidental Petroleum Corporation		6.2000	03/15/40	240,021
275,000	Pertamina Persero PT(a)		6.4500	05/30/44	278,940
292,000	Petroleos Mexicanos		6.5000	03/13/27	285,472
116,000	Petroleos Mexicanos		5.3500	02/12/28	107,290
160,000	Petroleos Mexicanos		8.7500	06/02/29	157,358

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	OIL & GAS PRODUCERS — 3.9% (Continued)
130,000	Petronas Capital Ltd.(a)		5.8480	04/03/55	$129,423
160,000	Qatar Petroleum(a)		2.2500	07/12/31	140,099
235,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	204,773
368,000	Saudi Arabian Oil Company(a)		5.2500	07/17/34	371,230
110,000	South Bow Canadian Infrastructure Holdings Ltd.(a),(b)	H15T5Y + 3.667%	7.5000	03/01/55	108,249
370,000	Transcanada Trust(b)	H15T5Y + 3.986%	5.6000	03/07/82	341,863
425,000	Western Midstream Operating, L.P.		5.2500	02/01/50	340,908
500,000	Williams Companies, Inc. (The)		5.1500	03/15/34	491,553
					8,103,872
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
240,000	Nabors Industries, Inc.(a)		7.3750	05/15/27	226,540

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
420,000	NNN REIT, Inc.		5.5000	06/15/34	420,538
410,000	Safehold GL Holdings, LLC		5.6500	01/15/35	399,945
75,000	Service Properties Trust		4.9500	02/15/27	71,353
					891,836
	RETAIL - DISCRETIONARY — 0.6%
175,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	166,638
240,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	238,527
465,000	Dick’s Sporting Goods, Inc.		4.1000	01/15/52	319,484
290,000	Ferguson Enterprises, Inc.		5.0000	10/03/34	280,317
275,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		7.7500	02/15/29	256,478
10,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	10,052
					1,271,496
	SEMICONDUCTORS — 0.2%
200,000	Broadcom, Inc.		5.1500	11/15/31	203,526
240,000	Broadcom, Inc.(a)		3.1370	11/15/35	198,638
					402,164
	SOFTWARE — 0.2%
105,000	Helios Software Holdings, Inc. / ION Corporate(a)		8.7500	05/01/29	102,065
115,000	Oracle Corporation		6.2500	11/09/32	122,530
160,000	Oracle Corporation		6.9000	11/09/52	172,985
75,000	Oracle Corporation		3.8500	04/01/60	50,330

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	SOFTWARE — 0.2% (Continued)
					$447,910
	SPECIALTY FINANCE — 1.4%
235,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	207,373
150,000	AerCap Ireland Capital DAC / AerCap Global(b)	H15T5Y + 2.720%	6.9500	03/10/55	150,603
215,000	AerCap Ireland Capital DAC / AerCap Global(b)	H15T5Y + 2.441%	6.5000	01/31/56	208,903
405,000	Ally Financial, Inc.(b)	SOFRRATE + 1.730%	5.5430	01/17/31	400,985
615,000	American Express Company(b)	SOFRRATE + 1.930%	5.6250	07/28/34	619,863
235,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	226,812
200,000	Aviation Capital Group, LLC(a)		6.3750	07/15/30	210,253
425,000	Avolon Holdings Funding Ltd.(a)		5.7500	11/15/29	429,842
217,000	Capital One Financial Corporation(d)		2.3590	07/29/32	178,711
285,000	Capital One Financial Corporation(b)	SOFRRATE + 2.860%	6.3770	06/08/34	297,257
67,000	Synchrony Financial		3.7000	08/04/26	65,589
					2,996,191
	TECHNOLOGY SERVICES — 1.2%
165,000	Block, Inc.(a)		6.5000	05/15/32	168,541
400,000	Booz Allen Hamilton, Inc.(a)		4.0000	07/01/29	381,210
200,000	Booz Allen Hamilton, Inc.		5.9500	08/04/33	202,804
570,000	CoStar Group, Inc.(a)		2.8000	07/15/30	504,687
630,000	Gartner, Inc.(a)		3.7500	10/01/30	579,786
320,000	Leidos, Inc.		2.3000	02/15/31	276,367
556,000	MSCI, Inc.(a)		3.6250	09/01/30	513,812
					2,627,207
	TELECOMMUNICATIONS — 0.1%
205,000	Sprint Capital Corporation		8.7500	03/15/32	245,866

	TOBACCO & CANNABIS — 0.6%
295,000	BAT Capital Corporation		7.7500	10/19/32	337,129
465,000	Imperial Brands Finance plc(a)		5.8750	07/01/34	471,236
510,000	Philip Morris International, Inc.		4.9000	11/01/34	502,002
					1,310,367

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	TRANSPORTATION & LOGISTICS — 0.9%
330,746	Alaska Airlines Class A Pass Through Trust Series 2021-1(a)		4.8000	08/15/27	$330,933
335,000	BNSF Funding Trust I(d)		6.6130	12/15/55	336,243
305,006	British Airways Class A Pass Through Trust Series 2021-1(a)		2.9000	03/15/35	272,519
313,942	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	306,413
128,000	DP World plc(a)		6.8500	07/02/37	140,346
280,862	United Airlines Class A Pass Through Trust Series 2023-1		5.8000	07/15/36	279,536
153,651	United Airlines Class AA Pass Through Trust Series 2024-1		5.4500	02/15/37	153,055
					1,819,045
	TOTAL CORPORATE BONDS (Cost $65,825,483)				65,587,325

	NON U.S. GOVERNMENT & AGENCIES — 2.3%
	SOVEREIGN — 2.3%
324,000	Brazilian Government International Bond		6.0000	10/20/33	319,743
55,000	Brazilian Government International Bond		7.1250	05/13/54	52,309
170,000	Colombia Government International Bond		8.0000	11/14/35	167,120
112,000	Colombia Government International Bond		7.7500	11/07/36	106,854
139,000	Colombia Government International Bond		3.8750	02/15/61	71,375
34,000	Costa Rica Government International Bond(a)		6.5500	04/03/34	34,854
30,000	Costa Rica Government International Bond(a)		7.3000	11/13/54	30,617
311,000	Dominican Republic International Bond(a)		4.8750	09/23/32	279,869
59,000	El Salvador Government International Bond(a)		8.6250	02/28/29	60,091
71,000	Guatemala Government Bond(a)		6.6000	06/13/36	71,125
220,000	Hungary Government International Bond(a)		6.2500	09/22/32	227,008
156,000	Indonesia Government International Bond		4.7500	09/10/34	151,715
165,000	Indonesia Government International Bond		5.1000	02/10/54	151,300
213,000	Ivory Coast Government International Bond(a)		8.2500	01/30/37	197,132
175,000	Mexico Government International Bond		6.0000	05/07/36	167,050
107,000	Panama Government International Bond		8.0000	03/01/38	110,754
192,000	Peruvian Government International Bond		5.3750	02/08/35	189,564
212,000	Philippine Government International Bond		4.7500	03/05/35	206,750
150,000	Qatar Government International Bond(a)		3.7500	04/16/30	146,981
146,000	Republic of Kenya Government International Bond(a)		9.7500	02/16/31	140,222

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.3% (Continued)
	SOVEREIGN — 2.3% (Continued)
210,000	Republic of Poland Government International Bond		4.8750	10/04/33	$208,568
200,000	Republic of South Africa Government International		5.8750	06/22/30	194,242
30,000	Republic of South Africa Government International		5.6500	09/27/47	21,576
40,000	Republic of Uzbekistan International Bond(a)		6.9000	02/28/32	40,055
453,000	Romanian Government International Bond(a)		5.8750	01/30/29	449,071
154,000	Saudi Government International Bond(a)		4.8750	07/18/33	152,649
200,000	Saudi Government International Bond(a)		5.6250	01/13/35	206,952
95,000	Saudi Government International Bond(a)		4.5000	10/26/46	76,976
149,000	Serbia International Bond(a)		6.5000	09/26/33	153,942
257,000	Turkiye Government International Bond		7.6250	05/15/34	256,485
70,000	Turkiye Government International Bond		6.6250	02/17/45	57,279
173,000	UAE International Government Bond(a)		4.0500	07/07/32	169,946
115,000	Uruguay Government International Bond		5.1000	06/18/50	105,800
69,000	Uruguay Government International Bond		4.9750	04/20/55	60,893
					5,036,867
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,108,852)				5,036,867

	TERM LOANS — 4.3%
	ADVERTISING & MARKETING — 0.0%(g)
95,000	Endeavor Operating Company, LLC(b)	TSFR1M + 3.000%	7.5550	01/28/32	94,089

	AEROSPACE & DEFENSE — 0.2%
313,041	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 2.250%	7.0090	10/27/31	311,730
192,689	TransDigm, Inc.(b)	TSFR3M + 2.500%	7.1040	02/28/31	191,011
					502,741
	AUTOMOTIVE — 0.1%
205,000	Clarios Global, L.P.(b)	TSFR1M + 2.750%	7.0750	01/14/32	201,327

	CABLE & SATELLITE — 0.5%
309,225	Charter Communications Operating, LLC(b)	TSFR1M + 2.250%	6.8590	11/22/31	308,511
216,884	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	7.9350	09/18/30	213,360

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	CABLE & SATELLITE — 0.5% (Continued)
104,203	Directv Financing, LLC(b)	TSFR1M + 5.365%	10.0970	08/02/29	$101,117
315,000	Virgin Media Bristol, LLC(b)	TSFR1M + 2.500%	7.4180	01/04/28	311,177
					934,165
	CHEMICALS — 0.0%(g)
107,416	INEOS US Finance, LLC(b)	TSFR1M + 3.250%	7.9350	02/19/30	100,810

	COMMERCIAL SUPPORT SERVICES — 0.1%
101,726	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.000%	7.3130	09/29/28	101,570
169,151	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.000%	6.3260	10/15/30	168,661
					270,231
	CONSTRUCTION MATERIALS — 0.1%
128,373	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5750	04/14/31	126,159

	CONTAINERS & PACKAGING — 0.1%
147,456	TricorBraun Holdings, Inc.(b)	TSFR1M + 3.365%	8.0500	01/29/28	145,641

	ELECTRIC UTILITIES — 0.2%
310,000	Calpine Corporation(b)	TSFR1M + 1.750%	6.2320	01/31/31	309,110
54,725	Kestrel Acquisition, LLC(b)	TSFR1M + 3.500%	8.2590	10/29/31	54,822
					363,932
	ELECTRICAL EQUIPMENT — 0.2%
203,724	Gates Corporation(b)	TSFR1M + 1.750%	6.0600	06/04/31	202,340
175,000	MX Holdings US, Inc.(b)	TSFR1M + 2.250%	6.5600	02/19/32	174,563
200,376	Wec US Holdings, Inc.(b)	TSFR1M + 2.250%	6.8600	01/27/31	198,811
					575,714
	ENGINEERING & CONSTRUCTION — 0.3%
239,400	Construction Partners, Inc.(b)	TSFR1M + 2.500%	7.2590	10/29/31	238,104
119,700	Frontdoor, Inc.(b)	TSFR1M + 2.250%	6.7750	12/16/31	119,251
215,000	Red SPV, LLC(b)	TSFR1M + 2.250%	6.5730	03/08/32	214,194
					571,549
	ENTERTAINMENT CONTENT — 0.1%
228,275	Univision Communications, Inc.(b)	TSFR1M + 3.500%	8.3000	01/31/29	220,000

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	FOOD — 0.2%
119,866	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 3.400%	8.3470	08/02/28	$25,022
52,259	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 4.400%	9.2660	08/02/28	31,944
60,911	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 8.150%	13.1660	08/02/28	58,627
185,000	Froneri US, Inc.(b)	TSFR1M + 2.000%	6.3570	09/18/31	183,928
					299,521
	HEALTH CARE FACILITIES & SERVICES — 0.1%
148,132	Phoenix Guarantor, Inc.(b)	TSFR1M + 2.500%	6.8250	02/21/31	147,339
184,538	Select Medical Corporation(b)	TSFR1M + 2.000%	6.6220	11/19/31	184,480
					331,819
	HOUSEHOLD PRODUCTS — 0.0%(g)
100,000	Energizer Holdings, Inc.(b)	TSFR1M + 2.000%	6.3230	03/13/32	100,042

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
188,126	Citadel Securities, L.P.(b)	TSFR1M + 2.000%	6.7180	10/24/31	188,093

	INSURANCE — 0.1%
213,925	HUB International Ltd.(b)	TSFR3M + 2.500%	6.7870	06/20/30	212,799

	LEISURE FACILITIES & SERVICES — 0.3%
49,200	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	6.7710	02/06/30	48,634
136,667	Delta 2 Lux Sarl(b)	TSFR1M + 2.000%	6.6040	09/10/31	136,326
68,333	Delta 2 Lux Sarl(b)	TSFR1M + 2.000%	7.2010	09/10/31	68,163
192,563	Flutter Entertainment plc(b)	TSFR1M + 1.750%	6.2750	11/29/30	190,096
104,188	Life Time, Inc.(b)	TSFR1M + 2.500%	7.3040	10/22/31	103,706
119,425	UFC Holdings, LLC(b)	TSFR1M + 2.250%	6.8910	11/14/31	119,444
					666,369
	MACHINERY — 0.2%
150,000	John Bean Technologies Corporation(b)	TSFR1M + 2.250%	7.1070	10/09/31	149,888
185,000	Terex Corporation(b)	TSFR1M + 2.000%	6.6850	10/01/31	185,000
					334,888
	MEDICAL EQUIPMENT & DEVICES — 0.1%
205,769	Medline Borrower, L.P.(b)	TSFR1M + 2.250%	6.9350	10/23/28	204,622

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	OIL & GAS PRODUCERS — 0.4%
190,000	EPIC Crude Services, L.P.(b)	TSFR3M + 3.000%	7.3020	10/09/31	$190,034
104,281	Freeport LNG Investments LLLP(b)	TSFR3M + 3.250%	7.5460	12/21/28	103,029
263,746	GIP Pilot Acquisition Partners, L.P.(b)	TSFR3M + 2.000%	6.2960	10/04/30	262,757
75,000	Hilcorp Energy I, L.P.(b)	TSFR1M + 2.000%	6.3110	02/05/30	74,063
205,628	Oryx Midstream Services Permian Basin, LLC(b)	TSFR1M + 2.250%	6.5520	10/05/28	204,054
74,438	WhiteWater DBR HoldCo, LLC(b)	TSFR1M + 2.250%	6.6160	03/03/31	74,438
					908,375
	REAL ESTATE INVESTMENT TRUSTS — 0.1%
172,490	Iron Mountain, Inc.(b)	TSFR1M + 2.100%	6.6850	01/31/31	171,972

	RETAIL - DISCRETIONARY — 0.2%
278,600	Belron Finance 2019, LLC(b)	TSFR1M + 2.750%	7.2730	10/02/31	278,290
93,925	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.500%	6.8240	06/05/31	87,681
81,468	PetSmart, Inc.(b)	TSFR1M + 3.750%	8.1740	01/29/28	80,535
					446,506
	SOFTWARE — 0.1%
40,000	QXO, Inc.(b)	TSFR1M + 3.000%	7.3200	04/23/32	40,007
83,554	Thunder Generation Funding, LLC(b)	TSFR3M + 3.000%	8.4000	09/29/31	83,606
129,145	UKG, Inc.(b)	TSFR3M + 3.000%	7.6170	02/10/31	128,852
					252,465
	SPECIALTY FINANCE — 0.1%
199,375	Trans Union, LLC(b)	TSFR1M + 1.750%	6.3610	06/24/31	198,541

	TECHNOLOGY SERVICES — 0.3%
184,350	Amazon Holdco, Inc.(b)	TSFR1M + 2.250%	6.9350	07/30/31	182,421
235,000	Boost Newco Borrower, LLC(b)	TSFR3M + 2.000%	6.3090	01/31/31	234,804
254	Neptune Bidco US, Inc.(b)	TSFR3M + 5.100%	9.7580	04/11/29	225
206,368	North American Bancard, LLC(b)	TSFR3M + 2.500%	6.8020	11/24/28	204,672
					622,122
	TRANSPORTATION & LOGISTICS — 0.1%
160,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	6.5430	04/20/28	156,964

	TOTAL TERM LOANS (Cost $9,359,285)				9,201,456

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.5%
	AGENCY FIXED RATE — 11.0%
5,687	Fannie Mae Pool 735061	6.0000	11/01/34	$5,928
7,582	Fannie Mae Pool 866009	6.0000	03/01/36	7,932
48,896	Fannie Mae Pool 938574	5.5000	09/01/36	50,175
21,748	Fannie Mae Pool 310041	6.5000	05/01/37	22,984
8,805	Fannie Mae Pool 962752	5.0000	04/01/38	8,901
12,953	Fannie Mae Pool 909175	5.5000	04/01/38	13,176
33,724	Fannie Mae Pool 909220	6.0000	08/01/38	35,160
40,066	Fannie Mae Pool AS7026	4.0000	04/01/46	37,940
66,337	Fannie Mae Pool BJ9260	4.0000	04/01/48	62,416
710,781	Fannie Mae Pool FS4991	3.0000	03/01/52	615,711
1,232,610	Fannie Mae Pool FS8360	3.5000	09/01/52	1,111,863
619,860	Fannie Mae Pool MA4805	4.5000	11/01/52	593,163
793,362	Fannie Mae Pool FS4438	5.0000	11/01/52	778,219
1,153,277	Fannie Mae Pool MA4839	4.0000	12/01/52	1,073,527
2,199,336	Fannie Mae Pool FS7751	4.0000	03/01/53	2,046,565
551,908	Fannie Mae Pool MA4980	6.0000	04/01/53	561,593
520,330	Fannie Mae Pool MA5072	5.5000	06/01/53	520,164
938,781	Fannie Mae Pool CB6857	4.5000	08/01/53	898,021
512,989	Fannie Mae Pool FS6679	6.0000	12/01/53	520,783
1,755,073	Fannie Mae Pool MA5385	4.0000	06/01/54	1,633,142
1,373,285	Fannie Mae Pool FS8791	6.0000	08/01/54	1,396,347
53,387	Freddie Mac Gold Pool G01980	5.0000	12/01/35	53,987
8,216	Freddie Mac Gold Pool G05888	5.5000	10/01/39	8,368
246,575	Freddie Mac Pool SB8269	6.0000	10/01/38	253,504
2,034,589	Freddie Mac Pool SD2026	5.0000	11/01/52	1,994,939
550,047	Freddie Mac Pool SD3238	5.5000	12/01/52	549,918
1,958,056	Freddie Mac Pool SD8309	6.0000	03/01/53	1,987,551
1,162,231	Freddie Mac Pool SD5594	5.5000	07/01/53	1,160,701
904,755	Freddie Mac Pool SD8343	6.0000	07/01/53	918,975
545,855	Freddie Mac Pool SD8350	6.0000	08/01/53	554,434
1,876,442	Freddie Mac Pool SD5856	3.5000	01/01/54	1,690,856
2,626,047	Freddie Mac Pool SD8418	4.5000	04/01/54	2,508,734
				23,675,677

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.5% (Continued)
	U.S. TREASURY BONDS — 1.9%
2,405,000	United States Treasury Bond	1.2500	05/15/50	$1,173,941
5,850,000	United States Treasury Bond	1.3750	08/15/50	2,925,571
				4,099,512
	U.S. TREASURY NOTES — 15.6%
775,000	United States Treasury Note	4.3750	08/15/26	780,616
370,000	United States Treasury Note	4.0000	01/31/29	374,148
3,280,000	United States Treasury Note	4.0000	07/31/29	3,317,669
1,055,000	United States Treasury Note	4.0000	03/31/30	1,066,786
890,000	United States Treasury Note	4.0000	02/15/34	882,004
1,875,000	United States Treasury Note	3.8750	08/15/34	1,834,131
2,125,000	United States Treasury Note	4.6250	02/15/35	2,201,201
1,135,000	United States Treasury Note	1.8750	11/15/51	640,765
4,100,000	United States Treasury Note	4.0000	11/15/52	3,644,195
1,950,000	United States Treasury Note	3.6250	02/15/53	1,617,357
2,610,000	United States Treasury Note	3.6250	05/15/53	2,163,955
4,875,000	United States Treasury Note	4.2500	02/15/54	4,522,896
5,770,000	United States Treasury Note	4.6250	05/15/54	5,701,256
365,000	United States Treasury Note	4.2500	08/15/54	339,165
3,310,000	United States Treasury Note	4.5000	11/15/54	3,210,700
1,075,000	United States Treasury Note	4.6250	02/15/55	1,065,510
				33,362,354
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,389,702)			61,137,543

Shares
	SHORT-TERM INVESTMENTS — 4.8%
	COLLATERAL FOR SECURITIES LOANED — 1.3%
2,733,018	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(h),(i)	2,733,018

	MONEY MARKET FUNDS — 3.5%
7,624,307	Fidelity Government Portfolio, Institutional, 4.20%(i)	7,624,307

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,357,325)	10,357,325

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Fair Value
TOTAL INVESTMENTS - 98.4% (Cost $214,874,218)	$211,186,297
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	3,500,615
NET ASSETS - 100.0%	$214,686,912

ABS	- Asset Backed Securities
CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage-Backed Securities
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SA	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRINDX	Secured Overnight Financing Rate Compounded
SOFRRATE	United States Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 month
TSFR3M	Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $83,734,490 or 39.0% of net assets.
(b)	Variable rate security; the rate shown represents the rate on April 30, 2025.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2025.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,662,207 at April 30, 2025.
(f)	Represents issuer in default on interest payments; non-income producing security.
(g)	Percentage rounds to less than 0.1%.
(h)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $2,733,018 at April 30, 2025.
(i)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 0.3%
	LEISURE FACILITIES & SERVICES — 0.3%
7,877	Aimbridge Hospitality 3/25(a)	$496,251

	TOTAL COMMON STOCKS (Cost $531,698)	496,251

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.1%
	CLO — 6.1%
1,500,000	Bain Capital Credit CLO 2021-1 Ltd. Series 1A ER(b),(c)	TSFR3M + 6.300%	10.5690	04/18/34	1,436,618
3,000,000	Bain Capital Credit CLO 2021-7 Ltd. Series 7A ER(b),(c)	TSFR3M + 6.500%	10.7720	01/22/35	2,799,197
2,250,000	BlueMountain CLO XXXII Ltd. Series 32A ER(b),(c)	TSFR3M + 6.600%	10.8560	10/15/34	2,139,775
2,000,000	BlueMountain CLO XXXIII Ltd. Series 33A E(b),(c)	TSFR3M + 7.092%	11.4140	11/20/34	1,981,868
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(b),(c)	US0003M + 6.750%	11.2680	04/15/31	1,679,255
					10,036,713
	TOTAL ASSET BACKED SECURITIES (Cost $10,425,538)				10,036,713

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.5%
	CABLE & SATELLITE — 0.9%
330,000	Altice Financing S.A.(b)		5.7500	08/15/29	243,813
626,000	Cable One, Inc.(b),(d)		4.0000	11/15/30	510,486
500,000	CSC Holdings, LLC(b)		5.7500	01/15/30	251,170
575,000	Sirius XM Radio, Inc.(b)		4.1250	07/01/30	515,191
					1,520,660
	COMMERCIAL SUPPORT SERVICES — 0.2%
450,000	Deluxe Corporation(b),(d)		8.0000	06/01/29	413,932

	CONTAINERS & PACKAGING — 0.2%
400,000	Iris Holding, Inc.(b),(d)		10.0000	12/15/28	354,061

	ELECTRIC UTILITIES — 0.6%
525,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	515,726
525,000	NextEra Energy Operating Partners, L.P.(b),(d)		7.2500	01/15/29	520,311
					1,036,037

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.5% (Continued)
	ENTERTAINMENT CONTENT — 0.3%
525,000	ViacomCBS, Inc.(e)	US0003M + 3.899%	6.2500	02/28/57	$486,229

	FOOD — 0.2%
509,000	HLF Financing Sarl, LLC / Herbalife International,(b),(d)		4.8750	06/01/29	391,240

	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
575,000	Glatfelter Corporation(b)		4.7500	11/15/29	500,962

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	513,737

	LEISURE FACILITIES & SERVICES — 0.9%
575,000	Fertitta Entertainment, LLC / Fertitta(b),(d)		6.7500	01/15/30	503,293
582,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(d)		4.8750	07/01/31	508,276
400,000	Melco Resorts Finance Ltd.(b)		5.7500	07/21/28	378,257
					1,389,826
	METALS & MINING — 0.3%
168,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	159,043
336,000	Mineral Resources Ltd.(b),(d)		8.5000	05/01/30	305,515
					464,558
	OIL & GAS PRODUCERS — 1.8%
395,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	381,783
305,000	Crescent Energy Finance, LLC(b),(d)		7.3750	01/15/33	270,192
350,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	360,519
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	487,764
400,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	360,489
494,000	ITT Holdings, LLC(b)		6.5000	08/01/29	451,707
389,000	Venture Global LNG, Inc.(b)		8.3750	06/01/31	376,461
325,000	Vital Energy, Inc.(b),(d)		7.8750	04/15/32	252,763
					2,941,678
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
500,000	Service Properties Trust		8.8750	06/15/32	482,508

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.5% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
558,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	$503,199

	RETAIL - DISCRETIONARY — 0.7%
525,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(d)		8.2500	01/15/30	524,183
47,000	Hertz Corporation (The)(b)		4.6250	12/01/26	39,111
394,000	Kohl’s Corporation(d)		4.6250	05/01/31	248,000
77,000	Park River Holdings, Inc.(b),(d)		6.7500	08/01/29	60,969
585,000	Saks Global Enterprises, LLC(b)		11.0000	12/15/29	353,624
					1,225,887
	SOFTWARE — 0.3%
210,000	Cloud Software Group, Inc.(b)		8.2500	06/30/32	219,174
380,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	342,856
					562,030
	SPECIALTY FINANCE — 1.1%
525,000	Ally Financial, Inc.(d),(e)	H15T5Y + 2.450%	6.6460	01/17/40	499,768
223,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	234,645
236,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	235,719
109,000	Burford Capital Global Finance, LLC(b)		9.2500	07/01/31	114,962
500,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	401,054
300,000	LFS Topco, LLC(b)		5.8750	10/15/26	288,057
					1,774,205
	STEEL — 0.3%
485,000	Cleveland-Cliffs, Inc.(b),(d)		7.3750	05/01/33	456,569

	TECHNOLOGY HARDWARE — 0.5%
500,000	EquipmentShare.com, Inc.(b)		8.0000	03/15/33	494,039
520,000	Viasat, Inc.(b),(d)		7.5000	05/30/31	396,461
					890,500
	TECHNOLOGY SERVICES — 0.6%
475,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	428,022
545,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	480,022
					908,044
	TELECOMMUNICATIONS — 0.8%
300,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	316,649

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.5% (Continued)
	TELECOMMUNICATIONS — 0.8% (Continued)
200,000	Iliad Holding S.A.SU(b)		7.0000	04/15/32	$202,035
152,000	Rogers Communications, Inc.(e)	H15T5Y + 2.653%	7.0000	04/15/55	153,056
353,000	Rogers Communications, Inc.(e)	H15T5Y + 2.620%	7.1250	04/15/55	351,646
350,000	Sable International Finance Ltd.(b)		7.1250	10/15/32	344,416
					1,367,802
	TRANSPORTATION & LOGISTICS — 0.3%
514,000	Star Leasing Company, LLC(b)		7.6250	02/15/30	461,217

	WHOLESALE - CONSUMER STAPLES — 0.3%
571,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	479,508

	TOTAL CORPORATE BONDS (Cost $20,432,781)				19,124,389

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5%
	ADVERTISING & MARKETING — 0.6%
627,008	Endeavor Operating Company, LLC(c)	TSFR1M + 3.232%	7.5550	01/28/32	620,998
286,423	Planet US Buyer, LLC(c)	TSFR1M + 3.699%	8.0220	01/31/31	285,313
72,898	Planet US Buyer, LLC(c)	TSFR3M + 3.053%	7.3190	02/10/31	72,616
					978,927
	AEROSPACE & DEFENSE — 0.9%
738,136	Kaman Corporation(c)	TSFR1M + 2.726%	7.0490	01/30/32	728,319
720,834	Spirit AeroSystems, Inc.(c)	TSFR1M + 4.468%	8.7910	11/23/27	722,113
					1,450,432
	APPAREL & TEXTILE PRODUCTS — 0.6%
1,034,149	Varsity Brands, Inc.(c)	TSFR1M + 3.500%	7.8230	08/26/31	1,018,962

	ASSET MANAGEMENT — 2.6%
855,045	Clue Opco, LLC(c)	TSFR3M + 4.758%	9.0240	12/19/30	775,076
456,503	Dragon Buyer, Inc.(c)	TSFR1M + 3.531%	7.8540	09/24/31	454,449
311,526	Focus Financial Partners, LLC(c)	TSFR1M + 2.752%	7.0750	09/15/31	308,181
739,583	Hightower Holding, LLC(c)	TSFR1M + 2.968%	7.2910	01/15/32	728,490

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	ASSET MANAGEMENT — 2.6% (Continued)
326,985	Jump Financial, LLC(c)	TSFR1M + 4.244%	8.5670	02/20/32	$326,576
1,378,231	Nexus Buyer, LLC(c)	TSFR1M + 3.497%	7.8200	07/31/31	1,376,032
275,901	NGP XI Midstream Holdings, LLC(c)	TSFR1M + 4.281%	8.6040	07/21/31	273,142
					4,241,946
	AUTOMOTIVE — 1.8%
695,673	Clarios Global, L.P.(c)	TSFR1M + 2.752%	7.0750	01/14/32	683,210
938,091	First Brands Group, LLC(c)	US0001M + 5.000%	9.5520	03/24/27	874,605
708,792	First Brands Group, LLC(c)	TSFR1M + 5.229%	9.5520	03/30/27	660,506
889,834	PAI Holdco, Inc.(c)	US0001M + 5.347%	8.5970	10/28/27	694,961
					2,913,282
	BEVERAGES — 0.5%
825,581	Pegasus Bidco BV(c)	TSFR1M + 3.525%	7.8480	07/12/29	825,065

	BIOTECH & PHARMA — 0.5%
888,934	Endo Finance Holdings, Inc.(c)	TSFR1M + 4.384%	8.7070	04/23/31	863,377

	CABLE & SATELLITE — 3.5%
1,462,214	Altice Financing S.A.(c)	TSFR1M + 5.333%	9.6560	10/31/27	1,196,822
1,000,000	Coral-US Co-Borrower, LLC(c)	TSFR1M + 3.226%	7.5490	01/30/32	981,785
1,167,955	CSC Holdings, LLC(c)	TSFR1M + 4.981%	9.3040	07/17/25	1,139,404
500,000	CSC Holdings, LLC(c)	US0001M + 0.639%	2.6110	04/15/27	482,468
870,458	Sunrise Financing Partnership(c)	TSFR1M + 2.501%	6.8240	02/17/32	867,194
1,255,000	Virgin Media Bristol, LLC(c)	US0001M + 3.250%	8.1680	01/10/29	1,239,382
					5,907,055
	CHEMICALS — 2.2%
960,702	Groupe Solmax, Inc.(c)	US0001M + 4.750%	9.5500	07/23/28	800,385
741,199	Iris Holding, Inc.(c)	TSFR1M + 5.572%	9.8950	06/15/28	698,580
675,000	Nouryon Finance BV(c)	TSFR3M + 3.287%	7.5530	04/03/28	671,625
712,372	Solenis Holdings Ltd.(c)	TSFR3M + 3.033%	7.2990	06/23/31	704,963
912,434	Windsor Holdings III, LLC(c)	TSFR1M + 2.749%	7.0720	08/01/30	903,309
					3,778,862
	COMMERCIAL SUPPORT SERVICES — 4.2%
208,856	Action Environmental Group, Inc. (The)(c)	TSFR3M + 3.784%	8.0500	10/24/30	208,595

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 4.2% (Continued)
890,014	Allied Universal Holdco, LLC(c)	US0001M + 3.750%	8.1750	05/05/28	$890,183
629,114	Creative Artists Agency, LLC(c)	TSFR1M + 2.784%	7.1070	09/12/31	627,035
443,823	Fleet US Bidco, Inc.(c)	TSFR1M + 3.255%	7.5780	02/10/31	442,713
610,190	Garda World Security Corporation(c)	TSFR1M + 2.969%	7.2920	02/01/29	605,919
556,335	GFL Environmental Services, Inc./ON(c)	TSFR1M + 2.488%	6.8110	02/04/32	550,076
94,685	Groundworks, LLC(c)	TSFR1M + 3.823%	0.5000	03/06/31	93,896
511,210	Groundworks, LLC(c)	TSFR1M + 3.731%	8.0540	03/06/31	506,952
673,065	PG Investment Company 59 Sarl(c)	TSFR1M + 3.281%	7.6040	02/24/31	672,055
368,333	Ryan, LLC(c)	TSFR1M + 3.502%	7.8250	11/09/30	367,918
518,515	Ryan, LLC(c)	TSFR1M + 3.859%	8.1820	11/14/30	517,931
564,887	Tidal Waste & Recycling Holdings, LLC(c)	TSFR1M + 3.920%	8.2430	10/06/31	566,534
1,096,698	WestJet Loyalty, L.P.(c)	TSFR1M + 3.226%	7.5490	02/01/31	1,047,863
					7,097,670
	CONSTRUCTION MATERIALS — 1.0%
785,952	Foley Products Company, LLC(c)	SOFRRATE + 4.750%	9.5040	02/10/29	789,225
468,899	Quikrete Holdings, Inc.(c)	TSFR1M + 2.284%	6.6070	03/26/29	462,428
343,740	Quikrete Holdings, Inc.(c)	TSFR1M + 2.232%	6.5550	01/31/32	337,431
					1,589,084
	CONSUMER SERVICES — 1.3%
450,284	KUEHG Corporation(c)	TSFR1M + 3.226%	7.5490	06/12/30	449,321
653,233	Opal, LLC(c)	TSFR1M + 3.249%	7.5720	03/31/32	648,745
588,395	Prometric Holdings, Inc.(c)	TSFR1M + 4.866%	9.1890	01/31/28	590,601
479,784	Spring Education Group, Inc.(c)	TSFR1M + 4.281%	8.6040	09/29/30	479,285
					2,167,952
	CONTAINERS & PACKAGING — 2.2%
822,413	Berlin Packaging, LLC(c)	TSFR1M + 3.623%	7.9460	06/09/31	817,730
968,056	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 4.250%	7.8600	03/30/29	962,553
280,312	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 3.248%	7.5710	03/29/32	278,386
755,451	SupplyOne, Inc.(c)	TSFR1M + 4.112%	8.4350	03/27/31	752,146
247,927	Trident TPI Holdings, Inc.(c)	TSFR1M + 3.746%	8.0690	09/18/28	240,292
579,082	Trident TPI Holdings, Inc.(c)	TSFR1M + 3.865%	8.1880	09/18/28	561,249
					3,612,356

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	E-COMMERCE DISCRETIONARY — 0.3%
530,023	CNT Holdings I Corporation(c)	TSFR3M + 2.531%	6.7970	11/08/32	$527,890

	ELECTRIC UTILITIES — 0.6%
1,097,250	Showtime Acquisition, LLC(c)	TSFR1M + 5.705%	10.0280	08/13/31	1,099,993
635,000	Texas Competitive Electric Holdings Company, LLC /(f)(k)		-	11/22/49	-
					1,099,993
	ELECTRICAL EQUIPMENT — 2.3%
654,908	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	8.6150	12/22/28	653,912
179,825	Icebox Holdco III, Inc.(c)	US0001M + 6.750%	11.6150	12/15/29	178,757
887,588	Lsf12 Crown US Commercial Bidco, LLC(c)	TSFR1M + 4.246%	8.5690	10/11/31	856,523
1,345,983	TK Elevator US Newco, Inc.(c)	TSFR1M + 4.265%	8.5880	04/11/30	1,342,370
807,342	Vantage Elevator Solutions(c)	US0001M + 4.971%	8.2210	11/10/28	783,376
					3,814,938
	ENGINEERING & CONSTRUCTION — 0.9%
644,987	Osmose Utilities Services, Inc.(c)	US0001M + 3.250%	8.0500	06/17/28	638,537
822,938	Service Logic Acquisition, Inc.(c)	TSFR1M + 2.989%	7.3120	10/29/27	821,913
					1,460,450
	ENTERTAINMENT CONTENT — 0.6%
1,095,019	Univision Communications, Inc.(c)	TSFR1M + 4.531%	8.8540	06/10/29	1,064,567

	FOOD — 1.0%
802,644	Flora Food Management US Corporation(c)	TSFR1M + 3.748%	8.0710	01/03/28	798,731
877,561	HLF Financing Sarl, LLC(c)	TSFR1M + 7.112%	11.4350	04/05/29	875,761
					1,674,492
	GAS & WATER UTILITIES — 0.1%
115,048	NGL Energy Operating, LLC(c)	TSFR1M + 4.112%	8.4350	01/27/31	109,512

	HEALTH CARE FACILITIES & SERVICES — 4.4%
861,909	Bella Holding Company, LLC(c)	TSFR1M + 3.252%	7.5750	05/10/28	860,353
833,053	Charlotte Buyer, Inc.(c)	TSFR1M + 4.242%	8.5650	02/11/28	830,300
860,810	Corgi BidCo, Inc.(c)	TSFR1M + 5.281%	9.6040	09/20/29	811,446
61,167	Hanger, Inc.(c)	TSFR1M + 1.339%	5.6620	10/16/31	61,156
413,098	Hanger, Inc.(c)	TSFR1M + 3.502%	7.8250	10/16/31	413,025
498,750	LifePoint Health, Inc.(c)	TSFR1M + 4.083%	8.4060	11/16/28	490,334

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.4% (Continued)
423,938	LifePoint Health, Inc.(c)	TSFR1M + 3.729%	8.0520	05/14/31	$416,784
1,756,891	Milano Acquisition Corporation(c)	US0001M + 4.000%	8.7040	08/17/27	1,639,127
939,904	Phoenix Newco, Inc.(c)	TSFR1M + 2.503%	6.8260	11/15/28	935,736
811,900	Star Parent, Inc.(c)	TSFR1M + 3.976%	8.2990	09/19/30	787,039
					7,245,300
	HOME & OFFICE PRODUCTS — 0.5%
795,597	AI Aqua Merger Sub, Inc.(c)	TSFR1M + 2.996%	7.3190	07/31/28	787,450

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
389,915	Crosby US Acquisition Corporation(c)	TSFR1M + 3.862%	8.1850	08/16/29	390,131

	INDUSTRIAL SUPPORT SERVICES — 0.5%
877,390	Gloves Buyer, Inc.(c)	TSFR1M + 4.003%	8.3260	01/20/32	842,733

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
787,252	Ascensus Holdings, Inc.(c)	TSFR1M + 3.002%	7.3250	08/02/28	784,300
688,857	Summit Acquisition, Inc.(c)	TSFR1M + 3.756%	8.0790	10/10/31	689,287
					1,473,587
	INSURANCE — 3.5%
888,939	Alliant Holdings Intermediate, LLC(c)	TSFR1M + 2.746%	7.0690	09/12/31	883,801
648,638	Asurion, LLC(c)	US0001M + 3.250%	8.0500	07/28/27	635,577
855,000	Asurion, LLC(c)	US0001M + 5.250%	9.6890	01/29/28	801,409
365,000	Asurion, LLC(c)	US0001M + 5.250%	9.6890	01/14/29	336,256
1,044,839	Asurion, LLC(c)	TSFR1M + 4.612%	8.9350	09/19/30	1,001,579
863,199	BroadStreet Partners, Inc.(c)	TSFR1M + 3.002%	7.3250	05/12/31	860,216
333,429	Howden Group Holdings Ltd.(c)	TSFR1M + 3.502%	7.8250	04/18/30	334,137
245,830	Hyperion Refinance Sarl(c)	TSFR1M + 3.002%	7.3250	02/18/31	244,755
912,133	Sedgwick Claims Management Services, Inc.(c)	TSFR1M + 2.990%	7.3130	02/17/28	908,927
					6,006,657
	INTERNET MEDIA & SERVICES — 0.7%
1,127,193	Pug, LLC(c)	TSFR1M + 4.752%	9.0750	03/12/30	1,112,754

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	LEISURE FACILITIES & SERVICES — 4.0%
160,222	AIMBRIDGE ACQUISITION CO INC	TSFR1M + 4.323%	-	03/11/30	$160,222
84,368	Aimbridge Acquisition Company, Inc.(c)	TSFR1M + 7.478%	11.8010	03/11/30	83,102
950,912	BCPE Grill Parent, Inc.(c)	TSFR1M + 4.784%	9.1070	09/21/30	881,971
698,237	Caesars Entertainment, Inc.(c)	TSFR3M + 2.207%	6.4730	02/06/31	688,636
640,406	Dave & Buster’s, Inc.(c)	TSFR1M + 3.612%	7.9370	06/29/29	596,487
445,052	Dave & Buster’s, Inc.(c)	TSFR1M + 3.612%	7.9370	09/29/31	413,273
593,878	Fertitta Entertainment, LLC/NV(c)	TSFR1M + 4.524%	8.8470	01/29/29	579,960
556,605	GBT US III, LLC(c)	TSFR1M + 2.490%	6.8130	07/28/31	552,122
983,790	Ontario Gaming GTA, L.P.(c)	TSFR1M + 4.226%	8.5490	07/20/30	954,523
1,037,050	Scientific Games Holdings, L.P.(c)	TSFR1M + 3.267%	7.5900	04/04/29	1,029,271
646,750	Whatabrands, LLC(c)	TSFR1M + 2.502%	6.8250	08/03/28	643,946
56,301	Wok Holdings, Inc.(c)	TSFR1M + 6.434%	10.7570	09/28/29	54,577
					6,638,090
	MACHINERY — 1.2%
448,608	Alliance Laundry Systems, LLC(c)	TSFR1M + 3.862%	8.1850	08/11/31	446,002
656,452	Madison IAQ, LLC(c)	TSFR1M + 3.246%	7.5690	03/29/32	651,325
853,973	STS Operating, Inc.(c)	TSFR1M + 4.462%	8.7850	03/17/31	825,510
					1,922,837
	MEDICAL EQUIPMENT & DEVICES — 0.4%
732,591	Sotera Health Holdings, LLC(c)	TSFR1M + 3.512%	7.8350	05/23/31	732,137

	OIL & GAS PRODUCERS — 2.4%
960,764	EG America, LLC(c)	TSFR1M + 4.240%	8.5630	02/07/28	962,479
596,985	ITT Holdings, LLC(c)	TSFR1M + 3.286%	7.6090	10/11/30	593,534
1,094,746	M6 ETX Holdings II Midco, LLC(c)	TSFR1M + 2.996%	7.3190	03/24/32	1,089,956
700,000	NGL Energy Operating, LLC(c)	TSFR1M + 4.112%	8.4350	02/03/31	666,316
643,516	RelaDyne, Inc.(c)	SOFRRATE + 4.250%	8.3240	12/23/28	643,355
					3,955,640
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
612,625	Goodnight Water Solutions Holdings, LLC(c)	TSFR1M + 5.612%	9.9350	06/04/29	603,436
1,140	Paragon Offshore Finance Company(c)(k)	US0003M + 4.000%	-	07/15/22	-
					603,436

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	PUBLISHING & BROADCASTING — 0.5%
987,023	Sinclair Television Group, Inc.(c)	TSFR1M + 4.199%	8.5220	12/31/30	$780,059

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
1,160,278	Claros Mortgage Trust, Inc.(c)	TSFR1M + 4.962%	9.2850	08/09/26	1,097,913

	REAL ESTATE OWNERS & DEVELOPERS — 0.5%
823,963	Greystar Real Estate Partners, LLC(c)	TSFR1M + 3.172%	7.4950	08/21/30	820,873

	REAL ESTATE SERVICES — 0.3%
576,338	Cushman & Wakefield US Borrower, LLC(c)	TSFR1M + 3.612%	7.9350	01/31/30	577,300

	RETAIL - DISCRETIONARY — 6.8%
494,419	Belron Finance 2019, LLC(c)	TSFR1M + 2.950%	7.2730	10/02/31	493,871
1,146,226	Champions Financing, Inc.(c)	TSFR3M + 5.586%	9.8520	02/23/29	1,029,695
491,218	Gulfside Supply, Inc.(c)	TSFR1M + 3.461%	7.7840	05/29/31	488,148
920,375	Harbor Freight Tools USA, Inc.(c)	TSFR1M + 2.501%	6.8240	06/05/31	859,188
1,255,912	Hertz Corporation (The)(c)	US0001M + 3.250%	7.9390	06/14/28	978,041
632,203	Highline Aftermarket Acquisition, LLC(c)	TSFR1M + 3.490%	7.8130	02/12/30	632,993
1,253,382	LBM Acquisition, LLC(c)	TSFR1M + 4.345%	8.6680	06/06/31	1,190,192
700,000	LS Group OpCompany Acquistion, LLC(c)	TSFR1M + 2.496%	6.8190	04/23/31	695,846
700,000	Mavis Tire Express Services Topco Corporation(c)	TSFR1M + 2.989%	7.3120	05/04/28	692,433
999,557	Park River Holdings, Inc.(c)	US0001M + 4.855%	8.1050	01/22/28	944,427
383,456	Peer Holding III BV(c)	TSFR1M + 2.496%	6.8190	07/01/31	382,378
1,033,943	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	8.1150	02/25/28	905,248
1,243,470	Specialty Building Products Holdings, LLC(c)	US0001M + 3.750%	7.8670	10/05/28	1,166,549
826,057	White Cap Supply Holdings, LLC(c)	TSFR1M + 3.612%	7.9350	10/31/29	807,251
					11,266,260
	SOFTWARE — 7.9%
1,116,381	athenahealth, Inc.(c)	SOFRRATE + 3.500%	7.3240	01/27/29	1,108,885
537,901	BMC Software, Inc.(c)	TSFR1M + 3.968%	7.2910	07/30/31	528,090
233,642	Boxer Parent Company, Inc.(c)	TSFR1M + 5.718%	10.0410	07/06/32	221,570
654,190	Camelot US Acquisition, LLC(c)	TSFR1M + 3.771%	8.0940	01/31/31	646,830

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	SOFTWARE — 7.9% (Continued)
291,964	Cloud Software Group, Inc.(c)	TSFR1M + 3.476%	7.7990	03/29/29	$288,878
752,895	Cloud Software Group, Inc.(c)	TSFR1M + 3.726%	8.0490	03/24/31	745,366
555,882	Corel, Inc.(c)	TSFR3M + 5.891%	10.1570	07/02/26	526,282
584,374	Cotiviti, Inc.(c)	TSFR1M + 2.751%	7.0740	02/24/31	573,782
426,888	Cotiviti, Inc.(c)	TSFR1M + 2.754%	7.0770	02/17/32	418,527
578,680	Dcert Buyer, Inc.(c)	US0003M + 4.000%	8.6850	08/08/26	561,722
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	11.6850	02/16/29	497,250
86,761	Ellucian Holdings, Inc.(c)	TSFR1M + 3.962%	8.2850	10/26/29	86,529
376,243	Ellucian Holdings, Inc.(c)	TSFR1M + 3.272%	7.5950	10/29/29	375,234
632,129	Epicor Software Corporation(c)	TSFR1M + 2.784%	7.1070	05/23/31	629,904
503,974	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 3.549%	7.8720	10/28/30	502,540
199,304	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 3.502%	9.5250	11/22/32	191,705
592,066	Project Boost Purchaser, LLC(c)	TSFR1M + 2.984%	7.3070	07/02/31	587,871
898,667	Proofpoint, Inc.(c)	TSFR1M + 3.001%	7.3240	08/31/28	894,344
908,722	QXO, Inc.(c)	TSFR1M + 2.997%	7.3200	04/23/32	908,887
914,375	Rackspace Finance, LLC(c)	TSFR1M + 3.174%	7.4970	05/15/28	377,408
753,305	RealPage, Inc.(c)	US0001M + 3.250%	7.5610	02/18/28	747,101
836,189	Storable, Inc.(c)	TSFR1M + 3.251%	7.5740	04/17/31	834,969
762,792	UKG, Inc.(c)	TSFR1M + 2.977%	7.3000	01/31/31	761,060
					13,014,734
	SPECIALTY FINANCE — 2.2%
1,180,437	Apex Group Treasury, LLC(c)	TSFR1M + 3.492%	7.8150	02/20/32	1,178,719
1,167,053	Apollo Commercial Real Estate Finance, Inc.(c)	US0001M + 3.500%	8.3000	03/11/28	1,155,382
221,139	Blackstone Mortgage Trust, Inc.(c)	TSFR1M + 4.037%	8.3600	11/25/28	221,416
354,179	Blackstone Mortgage Trust, Inc.(c)	SOFRRATE + 3.500%	3.8100	05/02/29	352,851
685,453	KREF Holdings X, LLC(c)	TSFR1M + 3.239%	7.5620	02/25/32	681,173
					3,589,541
	TECHNOLOGY HARDWARE — 1.3%
1,074,762	VeriFone Systems, Inc.(c)	US0003M + 4.000%	9.3330	08/20/25	958,102
1,186,511	Viasat, Inc.(c)	SOFRRATE + 4.500%	9.1850	02/24/29	1,116,471
					2,074,573

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 77.5% (Continued)
	TECHNOLOGY SERVICES — 4.6%
362,813	Ahead DB Holdings, LLC(c)	TSFR1M + 2.978%	7.3010	02/03/31	$360,943
253,213	Ahead DB Holdings, LLC(c)	TSFR1M + 3.004%	7.3270	02/03/31	251,908
455,532	Amazon Holdco, Inc.(c)	TSFR1M + 2.612%	6.9350	07/30/31	450,765
646,803	Fortress Intermediate 3, Inc.(c)	TSFR1M + 3.751%	8.0740	05/09/31	634,676
687,750	Indy US Holdco, LLC(c)	TSFR1M + 3.491%	7.8140	03/06/28	686,890
853,381	MoneyGram International, Inc.(c)	TSFR1M + 5.353%	9.6760	06/03/30	780,933
2,723,015	Neptune Bidco US, Inc.(c)	TSFR1M + 5.435%	9.7580	04/11/29	2,410,644
1,154,271	Peraton Corporation(c)	US0001M + 3.750%	8.1750	02/24/28	1,044,407
500,000	Peraton Corporation(c)	US0001M + 7.750%	12.1790	02/01/29	380,875
1,142,443	Sitel Worldwide Corporation(c)	US0001M + 3.750%	8.1780	07/29/28	647,560
					7,649,601
	TELECOMMUNICATIONS — 3.1%
824,230	Altice France S.A.(c)	US0003M + 3.688%	10.1560	01/09/26	745,310
543,272	Altice France S.A.(c)	TSFR1M + 5.833%	10.1560	08/31/28	491,253
871,724	CCI Buyer, Inc.(c)	US0001M + 4.000%	8.2990	12/12/27	873,162
746,222	Iridium Satellite, LLC(c)	TSFR1M + 2.612%	6.9350	09/20/30	741,151
701,429	Telesat, LLC(c)	US0001M + 2.750%	7.8070	12/06/26	389,075
2,000,000	Zayo Group Holdings, Inc.(c)	US0001M + 3.000%	3.1210	02/21/27	1,866,251
					5,106,202
	TRANSPORTATION & LOGISTICS — 2.3%
534,555	American Airlines, Inc.(c)	TSFR1M + 2.886%	7.2090	05/29/29	520,635
525,000	American Airlines, Inc.(c)	TSFR1M + 2.246%	6.5690	06/04/29	511,329
941,787	PODS, LLC(c)	US0001M + 3.000%	7.8470	03/19/28	873,677
693,671	Stonepeak Nile Parent, LLC(c)	TSFR1M + 3.732%	7.0550	02/03/32	682,978
1,184,137	Third Coast Infrastructure, LLC(c)	TSFR1M + 4.612%	8.9350	09/20/30	1,160,455
					3,749,074
	WHOLESALE - DISCRETIONARY — 0.5%
770,972	Veritiv Operating Company(c)	TSFR3M + 4.042%	8.3080	12/02/30	765,976

	TOTAL TERM LOANS (Cost $132,097,634)				128,399,670

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.6%
	U.S. TREASURY BILLS — 0.6%
1,000,000	United States Treasury Bill(g)	-	05/13/25	$998,596

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $998,454)			998,596

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(h)
	NON-LISTED RIGHT — 0.0% (h)
10,588	TRA Rights	11/22/2049	-	13,500

	TOTAL RIGHT (Cost $17,470)			13,500

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(h)
	PUBLISHING & BROADCASTING — 0.0% (h)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	19,749

	TOTAL WARRANT (Cost $287,609)			19,749

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.5%
	MONEY MARKET FUNDS — 6.1%
10,140,862	Fidelity Investments Money Market Government Portfolio, Class I, 4.22%(i)	10,140,862

	COLLATERAL FOR SECURITIES LOANED — 3.4%
5,564,337	Mount Vernon Liquid Assets Portfolio, 4.42%(i),(j)	5,564,337

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,705,199)	15,705,199

	TOTAL INVESTMENTS - 105.5% (Cost $180,496,383)	$174,794,067
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%	(9,124,854)
	NET ASSETS - 100.0%	$165,669,213

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is 25,948,932 or 15.7% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,420,195 at April 30, 2025.
(e)	Variable rate security; the rate shown represents the rate on April 30, 2025.
(f)	Represents issuer in default on interest payments; non-income producing security.
(g)	Zero coupon bond.
(h)	Percentage rounds to less than 0.1%.
(i)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $5,564,337 at April 30, 2025.
(j)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(k)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 0.2%
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
50	Hi-Crush(a)(g)	$284,700

	TOTAL COMMON STOCKS (Cost $122,249)	284,700

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0%
	ASSET MANAGEMENT — 0.6%
985,000	Focus Financial Partners, LLC(b)		6.7500	08/15/31	990,041

	BIOTECH & PHARMA — 1.5%
989,000	Organon Finance 1, LLC(b),(c)		5.1250	04/30/31	830,784
985,000	Perrigo Finance Unlimited Company(c)		6.1250	09/30/32	977,902
775,000	Teva Pharmaceutical Finance Netherlands III BV		7.8750	09/15/29	831,825
					2,640,511
	CABLE & SATELLITE — 5.0%
2,411,000	Altice Financing S.A.(b)		5.0000	01/15/28	1,854,238
1,229,000	Cable One, Inc.(b),(c)		4.0000	11/15/30	1,002,215
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.0000	02/01/28	368,890
825,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	807,785
210,000	CCO Holdings, LLC / CCO Holdings Capital(b)		6.3750	09/01/29	212,076
450,000	CSC Holdings, LLC(b)		11.7500	01/31/29	426,091
1,068,000	CSC Holdings, LLC(b)		5.7500	01/15/30	536,499
470,000	CSC Holdings, LLC(b)		4.6250	12/01/30	217,869
1,215,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	1,140,111
580,000	Sirius XM Radio, Inc.(b),(c)		3.8750	09/01/31	498,051
1,025,000	UPC Broadband Finco BV(b),(c)		4.8750	07/15/31	937,619
680,000	Virgin Media Finance plc(b),(c)		5.0000	07/15/30	596,991
					8,598,435
	CHEMICALS — 2.0%
1,275,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	995,864
435,000	Methanex Corporation		5.1250	10/15/27	427,280
63,000	Methanex Corporation		5.2500	12/15/29	60,016
655,000	Methanex US Operations, Inc.(b)		6.2500	03/15/32	620,581
786,000	Minerals Technologies, Inc.(b)		5.0000	07/01/28	761,320

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	CHEMICALS — 2.0% (Continued)
932,450	Trinseo Luxco Finance SPV Sarl / Trinseo NA(b)		7.6250	05/03/29	$564,457
					3,429,518
	COMMERCIAL SUPPORT SERVICES — 3.0%
935,000	Allied Universal Holdco, LLC / Allied Universal(b),(c)		4.6250	06/01/28	896,718
350,000	Allied Universal Holdco, LLC/Allied Universal(b)		4.6250	06/01/28	336,963
255,000	Covanta Holding Corporation(b)		4.8750	12/01/29	238,467
597,000	Covanta Holding Corporation		5.0000	09/01/30	549,640
1,400,000	Deluxe Corporation(b)		8.0000	06/01/29	1,287,787
35,000	Deluxe Corporation(b)		8.1250	09/15/29	35,086
730,000	Garda World Security Corporation(b)		6.0000	06/01/29	684,093
148,000	Garda World Security Corporation(b)		8.3750	11/15/32	146,149
350,000	Prime Security Services Borrower, LLC / Prime(b)		3.3750	08/31/27	334,210
647,000	Prime Security Services Borrower, LLC / Prime(b)		6.2500	01/15/28	647,123
					5,156,236
	CONSTRUCTION MATERIALS — 1.0%
230,000	Quikrete Holdings, Inc.(b)		6.3750	03/01/32	231,706
573,000	Quikrete Holdings, Inc.(b)		6.7500	03/01/33	575,726
1,024,000	Standard Industries, Inc.(b)		3.3750	01/15/31	900,962
					1,708,394
	CONTAINERS & PACKAGING — 2.7%
1,014,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b),(c)		3.2500	09/01/28	927,994
1,025,000	Clydesdale Acquisition Holdings, Inc.(b)		8.7500	04/15/30	1,057,563
70,000	Clydesdale Acquisition Holdings, Inc.(b)		6.7500	04/15/32	71,520
529,000	Crown Americas, LLC		5.2500	04/01/30	528,518
934,000	Iris Holding, Inc.(b),(c)		10.0000	12/15/28	826,732
602,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	593,721
615,000	Silgan Holdings, Inc.		4.1250	02/01/28	594,848
					4,600,896
	ELECTRIC UTILITIES — 3.4%
235,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	230,849
703,000	Calpine Corporation(b)		5.0000	02/01/31	676,533
1,170,000	Clearway Energy Operating, LLC(b)		3.7500	01/15/32	1,016,330
1,375,000	NextEra Energy Operating Partners, L.P.(b),(c)		7.2500	01/15/29	1,362,720
1,790,000	NRG Energy Inc(b)		3.6250	02/15/31	1,610,052

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	ELECTRIC UTILITIES — 3.4% (Continued)
885,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	$936,392
					5,832,876
	ELECTRICAL EQUIPMENT — 0.4%
762,000	WESCO Distribution, Inc.(b)		6.3750	03/15/33	771,679

	ENGINEERING & CONSTRUCTION — 0.5%
830,000	VM Consolidated, Inc.(b)		5.5000	04/15/29	801,285

	ENTERTAINMENT CONTENT — 1.8%
900,000	Banijay Entertainment S.A.SU(b)		8.1250	05/01/29	923,282
874,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	841,384
421,000	Univision Communications, Inc.(b),(c)		7.3750	06/30/30	384,733
665,000	Univision Communications, Inc.(b)		8.5000	07/31/31	629,046
263,000	ViacomCBS, Inc.(d)	ICE LIBOR USD 3 Month + 3.899%	6.2500	02/28/57	243,578
					3,022,023
	FOOD — 1.4%
870,000	HLF Financing Sarl, LLC / Herbalife International,(b)		12.2500	04/15/29	927,930
1,595,000	HLF Financing Sarl, LLC / Herbalife International,(b),(c)		4.8750	06/01/29	1,225,988
209,000	Land O’Lakes Capital Trust I(b)		7.4500	03/15/28	208,592
					2,362,510
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
850,000	Glatfelter Corporation(b)		4.7500	11/15/29	740,553

	GAS & WATER UTILITIES — 0.5%
119,000	Venture Global Plaquemines Lng, LLC(b)		7.5000	05/01/33	122,140
681,000	Venture Global Plaquemines Lng, LLC(b)		7.7500	05/01/35	699,811
					821,951
	HEALTH CARE FACILITIES & SERVICES — 2.3%
973,000	Concentra Escrow Issuer Corporation(b)		6.8750	07/15/32	998,041
1,130,000	LifePoint Health, Inc.(b),(c)		5.3750	01/15/29	1,018,595
550,000	Molina Healthcare Inc 3.875% 11/15/2030(b)		3.8750	11/15/30	496,161
460,000	Molina Healthcare, Inc.(b)		6.2500	01/15/33	456,765

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 2.3% (Continued)
815,000	Select Medical Corporation(b),(c)		6.2500	12/01/32	$808,961
					3,778,523
	HOME CONSTRUCTION — 0.5%
361,000	Mattamy Group Corporation(b)		5.2500	12/15/27	351,013
501,000	Mattamy Group Corporation(b)		4.6250	03/01/30	458,842
					809,855
	HOUSEHOLD PRODUCTS — 0.4%
775,000	Edgewell Personal Care Company(b)		4.1250	04/01/29	725,028

	INDUSTRIAL SUPPORT SERVICES — 0.6%
1,009,000	EquipmentShare.com, Inc.(b)		8.6250	05/15/32	1,031,088

	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
716,000	Jane Street Group / JSG Finance, Inc.(b)		7.1250	04/30/31	738,902
371,000	Jane Street Group / JSG Finance, Inc.(b)		6.1250	11/01/32	364,863
190,000	Jane Street Group / JSG Finance, Inc.(b)		6.7500	05/01/33	191,099
925,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	950,414
					2,245,278
	INSURANCE — 2.1%
690,000	Alliant Holdings Intermediate, LLC / Alliant(b)		6.5000	10/01/31	690,312
750,000	Baldwin Insurance Group Holdings, LLC / Baldwin(b)		7.1250	05/15/31	763,807
775,000	Howden UK Refinance plc / Howden UK Refinance 2(b)		7.2500	02/15/31	796,634
644,000	Jones Deslauriers Insurance Management, Inc.(b)		8.5000	03/15/30	679,576
635,000	Panther Escrow Issuer, LLC(b)		7.1250	06/01/31	651,152
					3,581,481
	INTERNET MEDIA & SERVICES — 0.5%
977,000	GrubHub Holdings, Inc.(b),(c)		5.5000	07/01/27	884,116

	LEISURE FACILITIES & SERVICES — 7.8%
675,000	Brinker International, Inc.(b)		8.2500	07/15/30	708,591
960,000	Caesars Entertainment, Inc.(b),(c)		4.6250	10/15/29	887,177
1,517,000	Carnival Corporation(b)		6.0000	05/01/29	1,509,900
1,365,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	1,341,102
952,000	Fertitta Entertainment, LLC / Fertitta(b),(c)		6.7500	01/15/30	833,278
288,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(c)		5.0000	06/01/29	266,658

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	LEISURE FACILITIES & SERVICES — 7.8% (Continued)
815,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(c)		4.8750	07/01/31	$711,760
1,154,000	Melco Resorts Finance Ltd.(b)		5.3750	12/04/29	1,046,654
936,000	NCL Corporation Ltd.(b),(c)		7.7500	02/15/29	966,368
340,000	NCL Corporation Ltd.(b)		6.7500	02/01/32	332,621
1,140,000	Ontario Gaming GTA, L.P.(b)		8.0000	08/01/30	1,096,978
510,000	Raising Cane’s Restaurants, LLC(b)		9.3750	05/01/29	541,087
840,000	Royal Caribbean Cruises Ltd.(b)		6.0000	02/01/33	842,930
885,000	SeaWorld Parks & Entertainment, Inc.(b),(c)		5.2500	08/15/29	841,026
919,000	Station Casinos, LLC(b)		6.6250	03/15/32	914,149
695,000	Travel + Leisure Company(b)		4.5000	12/01/29	651,793
					13,492,072
	MEDICAL EQUIPMENT & DEVICES — 1.2%
670,000	Insulet Corporation(b)		6.5000	04/01/33	684,004
1,007,000	Medline Borrower, L.P.(b)		3.8750	04/01/29	941,499
499,000	Sotera Health Holdings, LLC(b)		7.3750	06/01/31	512,661
					2,138,164
	METALS & MINING — 2.6%
226,000	Capstone Copper Corporation(b)		6.7500	03/31/33	221,468
1,520,000	FMG Resources August 2006 Pty Ltd.(b)		4.3750	04/01/31	1,376,948
410,000	Hudbay Minerals, Inc.(b)		6.1250	04/01/29	408,651
305,000	Mineral Resources Ltd.(b),(c)		8.1250	05/01/27	296,903
500,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	473,341
924,000	Mineral Resources Ltd.(b),(c)		8.5000	05/01/30	840,167
460,000	Novelis Corporation(b)		4.7500	01/30/30	428,146
180,000	Novelis, Inc.(b),(c)		6.8750	01/30/30	182,572
255,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	257,530
					4,485,726
	OIL & GAS PRODUCERS — 10.3%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)		5.7500	01/15/28	572,991
704,000	Baytex Energy Corporation(b)		7.3750	03/15/32	607,961
485,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	468,772
815,000	Comstock Resources, Inc.(b),(c)		6.7500	03/01/29	778,211
300,000	Crescent Energy Finance, LLC(b)		7.6250	04/01/32	272,609
502,000	Crescent Energy Finance, LLC(b),(c)		7.3750	01/15/33	444,709

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	OIL & GAS PRODUCERS — 10.3% (Continued)
885,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	$911,598
330,000	Excelerate Energy, L.P.(b)		8.0000	05/15/30	336,018
899,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	916,652
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	117,063
330,000	Genesis Energy, L.P. / Genesis Energy Finance		8.0000	05/15/33	320,919
1,322,000	Harvest Midstream I, L.P.(b)		7.5000	09/01/28	1,338,623
400,000	Harvest Midstream I, L.P.(b)		7.5000	05/15/32	407,538
615,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b),(c)		5.7500	02/01/29	576,270
476,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	428,982
460,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		7.2500	02/15/35	401,504
282,000	Howard Midstream Energy Partners, LLC(b)		8.8750	07/15/28	293,285
760,000	Howard Midstream Energy Partners, LLC(b)		7.3750	07/15/32	774,661
1,610,000	ITT Holdings, LLC(b)		6.5000	08/01/29	1,472,161
610,000	Murphy Oil USA, Inc.		4.7500	09/15/29	589,698
358,000	NGL Energy Partners, L.P.(b),(c)		8.1250	02/15/29	336,727
686,000	NGL Energy Partners, L.P.(b)		8.3750	02/15/32	625,278
379,000	NuStar Logistics, L.P.		6.3750	10/01/30	385,132
954,000	Strathcona Resources Ltd.(b)		6.8750	08/01/26	936,451
114,000	Talos Production, Inc.(b)		9.0000	02/01/29	109,333
555,000	Talos Production, Inc.(b)		9.3750	02/01/31	523,083
1,277,000	Venture Global LNG, Inc.(b)		8.3750	06/01/31	1,235,837
819,000	Vital Energy, Inc.(b),(c)		7.8750	04/15/32	636,963
1,126,000	Wildfire Intermediate Holdings, LLC(b)		7.5000	10/15/29	1,033,105
					17,852,134
	OIL & GAS SERVICES & EQUIPMENT — 2.2%
795,000	Archrock Partners, L.P. / Archrock Partners(b)		6.6250	09/01/32	791,055
69,688	Atlas Energy Solutions, Inc. (g)		5.0000	01/31/26	67,179
915,000	Kodiak Gas Services, LLC(b)		7.2500	02/15/29	930,251
370,000	Nabors Industries, Inc.(b)		7.3750	05/15/27	349,250
835,000	Valaris Ltd.(b)		8.3750	04/30/30	782,950
828,000	Weatherford International Ltd.(b)		8.6250	04/30/30	820,871
					3,741,556

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	PUBLISHING & BROADCASTING — 0.4%
740,000	Belo Corporation		7.7500	06/01/27	$765,472

	REAL ESTATE INVESTMENT TRUSTS — 1.3%
430,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	417,471
500,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b),(c)		3.7500	09/15/30	439,661
200,000	Service Properties Trust		4.7500	10/01/26	193,941
379,000	Service Properties Trust		5.5000	12/15/27	361,469
530,000	Service Properties Trust		8.3750	06/15/29	518,755
230,000	Service Properties Trust		8.8750	06/15/32	221,953
					2,153,250
	REAL ESTATE OWNERS & DEVELOPERS — 1.1%
613,000	Greystar Real Estate Partners, LLC(b)		7.7500	09/01/30	644,255
1,388,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	1,251,685
					1,895,940
	REAL ESTATE SERVICES — 0.4%
744,000	Cushman & Wakefield US Borrower, LLC(b)		6.7500	05/15/28	748,155

	RENEWABLE ENERGY — 0.7%
533,000	Atlantica Sustainable Infrastructure plc(b)		4.1250	06/15/28	506,642
554,000	EnerSys(b)		4.3750	12/15/27	537,794
95,000	EnerSys(b)		6.6250	01/15/32	97,047
					1,141,483
	RETAIL - CONSUMER STAPLES — 0.7%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)		4.6250	01/15/27	435,425
506,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	506,075
325,000	Albertsons Companies, Inc. / Safeway, Inc. / New(b)		6.5000	02/15/28	330,508
					1,272,008
	RETAIL - DISCRETIONARY — 4.5%
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(c)		8.2500	01/15/30	499,223
1,133,000	Champions Financing, Inc.(b),(c)		8.7500	02/15/29	998,677
1,029,000	Hertz Corporation (The)(b)		4.6250	12/01/26	856,276
445,000	Hertz Corporation (The)(b),(c)		12.6250	07/15/29	433,403
1,995,000	Kohl’s Corporation(c)		4.6250	05/01/31	1,255,736
1,064,000	LBM Acquisition, LLC(b),(c)		6.2500	01/15/29	933,652
1,065,000	Park River Holdings, Inc.(b),(c)		6.7500	08/01/29	843,279

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	RETAIL - DISCRETIONARY — 4.5% (Continued)
382,000	Queen MergerCo, Inc.(b)		6.7500	04/30/32	$383,993
1,030,000	Saks Global Enterprises, LLC(b)		11.0000	12/15/29	622,619
745,000	Specialty Building Products Holdings, LLC / SBP(b)		7.7500	10/15/29	700,535
275,000	Victra Holdings, LLC / Victra Finance Corporation(b),(c)		8.7500	09/15/29	279,550
					7,806,943
	SEMICONDUCTORS — 0.3%
570,000	Entegris Escrow Corporation(b)		5.9500	06/15/30	567,706

	SOFTWARE — 2.8%
902,000	Capstone Borrower, Inc.(b)		8.0000	06/15/30	921,743
321,000	Condor Merger Sub, Inc.(b),(c)		7.3750	02/15/30	277,786
864,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	779,548
606,000	NortonLifeLock, Inc.(b),(c)		7.1250	09/30/30	624,593
636,000	Open Text Corporation(b)		3.8750	12/01/29	587,083
1,132,000	Picard Midco, Inc.(b)		6.5000	03/31/29	1,133,124
1,503,240	Rackspace Finance, LLC(b)		3.5000	05/15/28	550,145
					4,874,022
	SPECIALTY FINANCE — 9.8%
455,000	AerCap Global Aviation Trust(b),(d)	US0003M + 4.300%	6.5000	06/15/45	455,792
1,220,000	Aircastle Ltd.(b),(d)	H15T5Y + 4.410%	5.2500	09/15/71	1,188,418
1,375,000	Ally Financial, Inc.(c)		6.7000	02/14/33	1,366,410
226,000	Ally Financial, Inc.(d)	H15T5Y + 2.450%	6.6460	01/17/40	215,139
1,005,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	929,085
746,000	Blackstone Mortgage Trust, Inc.(b)		7.7500	12/01/29	775,333
471,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	495,596
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	654,903
79,000	Burford Capital Global Finance, LLC(b)		9.2500	07/01/31	83,321
1,405,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	1,126,961
600,000	Credit Acceptance Corporation(b)		9.2500	12/15/28	634,843
563,000	EZCORP, Inc.(b)		7.3750	04/01/32	590,693
436,000	FirstCash, Inc.(b)		4.6250	09/01/28	423,238
330,000	FirstCash, Inc.(b)		6.8750	03/01/32	337,025
328,000	goeasy Ltd.(b)		7.6250	07/01/29	331,407
515,000	goeasy Ltd.(b),(c)		6.8750	05/15/30	502,799

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	SPECIALTY FINANCE — 9.8% (Continued)
584,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	$569,394
480,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.7500	06/15/29	459,879
741,000	LFS Topco, LLC(b)		5.8750	10/15/26	711,500
507,000	OneMain Finance Corporation		6.6250	05/15/29	509,132
112,000	OneMain Finance Corporation		7.5000	05/15/31	113,693
1,325,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	1,260,121
1,009,000	Planet Financial Group, LLC(b)		10.5000	12/15/29	995,298
554,000	Rfna, L.P.(b),(c)		7.8750	02/15/30	544,709
825,000	Starwood Property Trust, Inc.(b)		6.5000	07/01/30	830,192
720,000	Walker & Dunlop, Inc.(b)		6.6250	04/01/33	733,054
					16,837,935
	STEEL — 1.5%
731,000	Allegheny Technologies, Inc.		4.8750	10/01/29	699,172
950,000	Cleveland-Cliffs, Inc.(b),(c)		7.0000	03/15/32	891,519
265,000	Cleveland-Cliffs, Inc.(b)		7.3750	05/01/33	249,465
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	75,058
802,000	Commercial Metals Company		3.8750	02/15/31	719,778
					2,634,992
	TECHNOLOGY HARDWARE — 1.8%
625,000	Imola Merger Corporation(b)		4.7500	05/15/29	597,580
248,000	NCR Corporation(b)		5.1250	04/15/29	237,093
1,030,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	958,658
1,234,000	Viasat, Inc.(b)		7.5000	05/30/31	940,832
290,000	ViaSat, Inc.(b),(c)		5.6250	04/15/27	284,405
					3,018,568
	TECHNOLOGY SERVICES — 3.3%
660,000	Block, Inc.(b)		6.5000	05/15/32	674,163
480,000	Fortress Intermediate 3, Inc.(b)		7.5000	06/01/31	491,162
310,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	327,380
417,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	375,758
415,000	ION Trading Technologies Sarl(b)		9.5000	05/30/29	401,424
1,070,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	942,428
1,195,000	Neptune Bidco US, Inc.(b)		9.2900	04/15/29	1,065,014
500,000	Shift4 Payments, LLC / Shift4 Payments Finance(b)		6.7500	08/15/32	507,396

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	TECHNOLOGY SERVICES — 3.3% (Continued)
824,000	WEX, Inc.(b)		6.5000	03/15/33	$802,060
					5,586,785
	TELECOMMUNICATIONS — 4.9%
1,010,000	Altice France S.A.(b)		5.5000	10/15/29	827,872
1,185,000	C&W Senior Finance Ltd.(b)		9.0000	01/15/33	1,192,343
442,000	Cogent Communications Group, Inc.(b)		7.0000	06/15/27	444,483
490,000	Cogent Communications Group, Inc. / Cogent(b)		7.0000	06/15/27	492,819
600,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)		9.0000	09/15/29	561,930
223,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	235,375
1,226,000	Iliad Holding S.A.SU(b)		7.0000	04/15/32	1,238,478
245,000	Rogers Communications, Inc.(d)	H15T5Y + 2.653%	7.0000	04/15/55	246,701
592,000	Rogers Communications, Inc.(d)	H15T5Y + 2.620%	7.1250	04/15/55	589,730
254,000	Sable International Finance Ltd.(b)		7.1250	10/15/32	249,947
1,132,000	Telesat Canada / Telesat, LLC(b),(c)		4.8750	06/01/27	612,329
739,000	Vmed O2 UK Financing I plc(b)		7.7500	04/15/32	746,289
1,195,000	Zayo Group Holdings, Inc.(b),(c)		6.1250	03/01/28	975,355
					8,413,651
	TRANSPORTATION & LOGISTICS — 2.8%
715,000	Air Canada(b)		3.8750	08/15/26	701,886
350,000	American Airlines, Inc.(b),(c)		7.2500	02/15/28	345,957
810,000	American Airlines, Inc.(b),(c)		8.5000	05/15/29	824,025
1,014,000	Star Leasing Company, LLC(b)		7.6250	02/15/30	909,873
1,015,000	Stonepeak Nile Parent, LLC(b)		7.2500	03/15/32	1,033,387
271,000	United Airlines, Inc.(b)		4.3750	04/15/26	267,210
725,000	United Airlines, Inc.(b)		4.6250	04/15/29	682,735
					4,765,073
	WHOLESALE - CONSUMER STAPLES — 1.2%
1,455,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	1,221,864
835,000	Performance Food Group, Inc.(b)		4.2500	08/01/29	791,121
					2,012,985

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.0% (Continued)
	WHOLESALE - DISCRETIONARY — 0.5%
785,000	Verde Purchaser, LLC(b)		10.5000	11/30/30	$820,773
	TOTAL CORPORATE BONDS (Cost $164,728,337)				161,557,670

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.5%
	MONEY MARKET FUNDS — 4.27%
7,313,524	First American Government Obligations Fund Class Z, Class Z, 4.25%(e)	$7,313,524

	COLLATERAL FOR SECURITIES LOANED — 17.23%
29,544,825	Mount Vernon Liquid Assets Portfolio, 4.42%(e)	29,544,825

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,858,349)	36,858,349

	TOTAL INVESTMENTS - 115.7% (Cost $201,708,935)	$198,700,719
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7)%	(26,899,513)
	NET ASSETS - 100.0%	$171,801,206

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is 145,002,212 or 84.4% of net assets.
(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $28,784,922 at April 30, 2025.
(d)	Variable rate security; the rate shown represents the rate on April 30, 2025.
(e)	Security was purchased with cash received as collateral for securities on loan at April 31, 2025. Total collateral had a value of $29,544,825 at April 30, 2025.
(f)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.5% of net assets. The total value of these securities is $351,879

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.0%(a)
	RESIDENTIAL MORTGAGE — 0.0%(a)
6,239 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b)	EUR003M + 0.150%	2.3860	01/18/49	$7,010

	TOTAL ASSET BACKED SECURITIES (Cost $6,623)				7,010

	CORPORATE BONDS — 63.4%
	AEROSPACE & DEFENSE — 0.3%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	218,953

	ASSET MANAGEMENT — 0.5%
200,000 EUR	JAB Holdings BV		1.0000	12/20/27	217,142
147,000 USD	MDGH GMTN RSC Ltd.(c)		5.8750	05/01/34	155,434
					372,576
	AUTOMOTIVE — 3.5%
250,000 USD	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	234,793
300,000 GBP	Aston Martin Capital Holdings Ltd.(c)		10.3750	03/31/29	350,448
310,000 EUR	Forvia S.E.		5.5000	06/15/31	333,979
515,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	362,296
100,000 USD	Hyundai Capital America(c)		6.5000	01/16/29	104,380
200,000 EUR	Mercedes-Benz Group A.G.		0.7500	02/08/30	205,665
45,000 USD	Nissan Motor Company Ltd.(c)		4.8100	09/17/30	41,649
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	287,666
123,000 USD	Uzauto Motors AJ(c)		4.8500	05/04/26	119,430
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	223,147
					2,263,453
	BANKING — 7.9%
250,000 USD	ASB Bank Ltd.(c)		5.2840	06/17/32	251,097
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	344,615
189,000 USD	Banco de Credito del Peru S.A.(b),(c)	H15T5Y + 3.000%	3.1250	07/01/30	188,693
48,000 USD	Banco de Credito del Peru S.A.(b),(c)	H15T5Y + 2.486%	6.4500	07/30/35	47,910
276,000 USD	Banco de Credito e Inversiones S.A.(b),(c)	H15T5Y + 3.767%	7.5000	12/15/73	268,868
225,000 USD	Banco GNB Sudameris S.A.(b),(c)	H15T5Y + 6.660%	7.5000	04/16/31	218,495
216,000 USD	Banco Internacional del Peru S.A.A Interbank(b),(c)	H15T1Y + 3.711%	4.0000	07/08/30	215,132

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	BANKING — 7.9% (Continued)
354,000 USD	Banco Mercantil del Norte S.A.(c)		6.6250	01/24/70	$315,214
335,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.643%	5.8750	11/24/71	324,248
407,000 USD	BBVA Bancomer S.A.(b),(c)	H15T5Y + 2.650%	5.1250	01/18/33	385,735
250,000 USD	BPCE S.A.(b),(c)	H15T1Y + 2.791%	6.5080	01/18/35	254,861
200,000 EUR	CaixaBank S.A.		4.2500	09/06/30	240,489
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	251,753
200,000 USD	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.2860	11/19/30	202,806
200,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	249,766
175,000 USD	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.900%	5.7480	07/06/34	180,141
250,000 USD	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	258,839
220,000 USD	NBK Tier 1 Financing 2 Ltd.(b),(c)	CMTUSD6Y + 2.832%	4.5000	11/27/73	218,351
240,000 USD	Societe Generale S.A.(b),(c)	H15T1Y + 2.950%	6.6910	01/10/34	252,886
325,000 USD	Standard Chartered PLC(b),(c)	H15T5Y + 2.300%	3.2650	02/18/36	287,403
117,000 USD	Yapi ve Kredi Bankasi A/S(c)		7.1250	10/10/29	115,560
					5,072,862
	BEVERAGES — 0.2%
150,000 EUR	Diageo Capital BV		1.5000	06/08/29	162,392

	BIOTECH & PHARMA — 3.1%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	291,725
390,000 EUR	Cheplapharm Arzneimittel GmbH		7.5000	05/15/30	417,858
270,000 EUR	Grifols S.A.		3.8750	10/15/28	287,755
240,000 EUR	Perrigo Finance Unlimited Company		5.3750	09/30/32	275,101
200,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	211,732
245,000 EUR	Teva Pharmaceutical Finance Netherlands II BV		7.8750	09/15/31	329,701
200,000 EUR	Utah Acquisition Sub, Inc.		3.1250	11/22/28	225,671
					2,039,543
	CABLE & SATELLITE — 0.6%
480,000 EUR	Altice Financing S.A.		4.2500	08/15/29	412,231

	CHEMICALS — 2.3%
205,000 USD	Braskem Netherlands Finance BV(c)		4.5000	01/31/30	170,314
130,000 EUR	INEOS Quattro Finance 2 plc		8.5000	03/15/29	141,409

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	CHEMICALS — 2.3% (Continued)
10,000 USD	OCP S.A.(c)		3.7500	06/23/31	$8,837
83,000 USD	OCP S.A.(c)		6.8750	04/25/44	78,107
315,000 USD	OCP S.A.(c)		7.5000	05/02/54	310,310
426,000 USD	Sasol Financing USA, LLC(e)		4.3750	09/18/26	408,283
405,000 USD	UPL Corporation Ltd.(b)	H15T5Y + 3.865%	5.2500	02/27/70	388,137
					1,505,397
	CONSTRUCTION MATERIALS — 0.4%
68,000 USD	Cemex S.A.B. de C.V.(b),(c)	H15T5Y + 4.534%	5.1250	09/08/69	67,020
200,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	198,373
					265,393
	CONSUMER SERVICES — 0.0%(a)
32,000 USD	Amazon Conservation DAC(c)		6.0340	01/16/42	31,891

	CONTAINERS & PACKAGING — 1.0%
400,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	384,662
320,000 EUR	Kleopatra Finco Sarl		4.2500	03/01/26	328,180
					712,842
	ELEC & GAS MARKETING & TRADING — 0.3%
200,000 EUR	Orsted A/S		1.5000	11/26/29	212,873

	ELECTRIC UTILITIES — 6.4%
260,000 USD	Adani Electricity Mumbai Ltd.(c)		3.9490	02/12/30	225,256
240,171 USD	Adani Green Energy UP Ltd. / Prayatna Developers(c)		6.7000	03/12/42	206,876
215,430 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(c)		4.6250	10/15/39	171,333
208,000 USD	Adani Transmission Step-One Ltd.(c)		4.0000	08/03/26	200,521
23,000 USD	Comision Federal de Electricidad		3.3480	02/09/31	19,732
12,000 USD	Comision Federal de Electricidad(c)		6.4500	01/24/35	11,514
120,000 USD	Enel Finance International N.V.(c)		6.0000	10/07/39	121,536
125,000 USD	Enel Finance International N.V.(c)		5.5000	06/15/52	113,707
250,000 USD	Engie S.A.(c)		5.6250	04/10/34	253,067
223,000 USD	Eskom Holdings SOC Ltd.(c)		8.4500	08/10/28	227,963
216,000 USD	Generacion Mediterranea S.A. / Central Termica(c)		11.0000	11/01/31	192,154
146,080 USD	Greenko Dutch BV(c)		3.8500	03/29/26	141,659
248,661 USD	Minejesa Capital BV(c)		4.6250	08/10/30	241,707

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	ELECTRIC UTILITIES — 6.4% (Continued)
220,000 USD	Minejesa Capital BV(c)		5.6250	08/10/37	$204,989
381,226 USD	Mong Duong Finance Holdings BV(c)		5.1250	05/07/29	366,518
417,800 USD	MSU Energy S.A.(c)		9.7500	12/05/30	394,783
200,000 EUR	National Grid PLC		0.1630	01/20/28	212,207
200,000 EUR	Naturgy Finance BV		1.5000	01/29/28	221,045
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,456
31,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		4.0000	06/30/50	21,498
105,000 USD	Saavi Energia Sarl(c)		8.8750	02/10/35	105,656
270,000 USD	YPF Energia Electrica S.A.(c)		7.8750	10/16/32	264,479
350,000 USD	Zorlu Enerji Elektrik Uretim A/S(c)		11.0000	04/23/30	321,374
					4,247,030
	ELECTRICAL EQUIPMENT — 0.7%
198,900 EUR	TK Elevator Holdco GmbH		6.6250	07/15/28	225,969
200,000 EUR	TK Elevator Midco GmbH		4.3750	07/15/27	226,551
					452,520
	ENGINEERING & CONSTRUCTION — 2.2%
311,000 USD	ATP Tower Holdings / Andean Telecom Partners Chile(c)		7.8750	02/03/30	310,873
200,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	201,105
350,000 USD	HTA Group Ltd./Mauritius(c)		7.5000	06/04/29	351,750
193,000 USD	IHS Holding Ltd.(c)		6.2500	11/29/28	183,713
320,000 USD	IHS Holding Ltd.(c)		8.2500	11/29/31	308,867
123,746 USD	IHS Netherlands Holdco BV(c)		8.0000	09/18/27	124,037
					1,480,345
	ENTERTAINMENT CONTENT — 0.5%
260,000 GBP	Pinewood Finco plc(c)		6.0000	03/27/30	344,395

	FOOD — 0.4%
200,000 EUR	Danone S.A.		3.0710	09/07/32	225,880
96,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	84,541
					310,421
	HOUSEHOLD PRODUCTS — 0.3%
200,000 EUR	Unilever Finance Netherlands BV		1.7500	03/25/30	218,236

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.5%
200,000 GBP	Motability Operations Group plc		5.6250	01/24/54	$243,451
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	99,690
					343,141
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	144,770
150,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	138,810
					283,580
	INSURANCE — 0.6%
200,000 EUR	Allianz S.E.(d)		3.0990	07/06/47	226,892
200,000 USD	Nippon Life Insurance Company(c)		6.2500	09/13/53	202,864
					429,756
	INTERNET MEDIA & SERVICES — 1.0%
150,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	182,288
200,000 USD	Prosus N.V.(c)		3.0610	07/13/31	172,408
127,000 USD	Prosus N.V.		3.0610	07/13/31	109,479
269,000 USD	Prosus N.V.(c)		3.8320	02/08/51	168,853
					633,028
	LEISURE FACILITIES & SERVICES — 2.7%
250,000 GBP	888 Acquisitions Ltd.(c)		10.7500	05/15/30	334,970
200,000 EUR	Accor S.A.		7.2500	10/11/73	249,311
200,000 USD	Melco Resorts Finance Ltd.		5.6250	07/17/27	193,236
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	100,238
148,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	139,955
300,000 EUR	Motion Bondco DAC		4.5000	11/15/27	320,842
384,000 USD	Studio City Finance Ltd.(c)		5.0000	01/15/29	337,609
					1,676,161
	MACHINERY — 0.5%
250,000 EUR	Smiths Group plc		2.0000	02/23/27	282,304
50,000 USD	Weir Group plc (The)(c)		5.3500	05/06/30	50,153
					332,457
	MEDICAL EQUIPMENT & DEVICES — 0.3%
200,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	189,628

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	METALS & MINING — 2.1%
6,000 USD	Corp Nacional del Cobre de Chile(c)		3.7000	01/30/50	$4,087
151,000 USD	Freeport Indonesia PT		5.3150	04/14/32	149,178
200,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	215,738
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	23,859
384,260 USD	Samarco Mineracao S.A.(c)		9.0000	06/30/31	361,900
107,000 USD	Vedanta Resources Finance II plc(c)		10.2500	06/03/28	105,523
109,000 USD	Vedanta Resources Finance II plc(c)		10.8750	09/17/29	106,051
103,000 USD	Vedanta Resources Finance II plc(c)		9.4750	07/24/30	94,580
334,000 USD	WE Soda Investments Holding plc(c)		9.5000	10/06/28	342,173
					1,403,089
	OIL & GAS PRODUCERS — 10.6%
351,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	344,747
59,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(c)		3.6500	11/02/29	56,807
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	64,043
486,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	399,035
32,583 USD	AI Candelaria Spain SLU(c)		7.5000	12/15/28	32,155
207,000 USD	Ambipar Lux Sarl(c)		10.8750	02/05/33	202,477
200,000 USD	Azule Energy Finance plc(c)		8.1250	01/23/30	192,988
280,000 USD	Energean Israel Finance Ltd.(c)		5.8750	03/30/31	253,907
203,000 USD	Energean plc(c),(e)		6.5000	04/30/27	199,828
200,000 USD	Energean plc		6.5000	04/30/27	196,875
250,000 EUR	Eni SpA		2.0000	05/18/31	266,115
354,000 USD	Geopark Ltd.(c)		8.7500	01/31/30	306,413
337,000 USD	Gran Tierra Energy, Inc.(c)		9.5000	10/15/29	262,398
250,000 USD	Harbour Energy plc(c)		6.3270	04/01/35	237,777
62,000 USD	KazMunayGas National Company JSC(c)		3.5000	04/14/33	51,571
54,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	45,369
99,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	88,166
298,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	269,546
111,000 USD	Kosmos Energy Ltd.(c)		8.7500	10/01/31	89,742
89,000 USD	Leviathan Bond Ltd.		6.1250	06/30/25	89,035
56,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	55,219
110,000 USD	Leviathan Bond Ltd.(c)		6.7500	06/30/30	106,770
465,847 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	360,426

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	OIL & GAS PRODUCERS — 10.6% (Continued)
100,000 USD	Medco Bell Pte Ltd.		6.3750	01/30/27	$99,322
216,000 USD	Medco Laurel Tree Pte Ltd.(c)		6.9500	11/12/28	211,525
656,000 USD	PDVSA(f)		9.0000	11/17/21	85,280
85,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	62,686
165,000 USD	Petroleos Mexicanos		6.5000	03/13/27	161,311
408,000 USD	Petroleos Mexicanos		5.3500	02/12/28	377,367
68,000 USD	Petroleos Mexicanos		8.7500	06/02/29	66,877
369,000 USD	Petroleos Mexicanos		5.9500	01/28/31	306,834
138,000 USD	Petroleos Mexicanos		6.7000	02/16/32	118,456
124,000 USD	Petroleos Mexicanos		6.6250	06/15/35	94,909
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	11,982
52,000 USD	Qatar Petroleum(c)		2.2500	07/12/31	45,532
12,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	11,072
399,000 USD	SierraCol Energy Andina, LLC(c)		6.0000	06/15/28	367,275
200,000 EUR	TotalEnergies Capital Canada Ltd.		2.1250	09/18/29	221,461
277,000 USD	Trident Energy Finance plc(c)		12.5000	11/30/29	262,353
334,000 USD	YPF S.A.(c)		9.5000	01/17/31	345,764
					7,021,415
	OIL & GAS SERVICES & EQUIPMENT — 3.5%
398,000 USD	FORESEA Holding S.A.(c),(e)		7.5000	06/15/30	378,828
403,878 USD	MV24 Capital BV(c)		6.7480	06/01/34	385,283
320,000 USD	NewCompany Holding USD 20 Sarl(c)		9.3750	11/07/29	316,320
373,000 USD	OHI Group S.A.(c)		13.0000	07/22/29	377,103
631,654 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	561,114
313,213 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	321,826
					2,340,474
	PUBLISHING & BROADCASTING — 0.3%
200,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	232,114

	REAL ESTATE OWNERS & DEVELOPERS — 1.3%
700,000 USD	China SCE Group Holdings Ltd.(f)		7.0000	05/02/25	29,838
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	18,010
200,000 EUR	CPI Property Group S.A.(g)		1.6250	04/23/27	222,492
200,000 EUR	CPI Property Group S.A.(b)	EUSA5 + 4.944%	4.8750	10/16/73	219,231

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 1.3% (Continued)
330,000 USD	MAF Global Securities Ltd.(b)	H15T5Y + 3.539%	6.3750	09/20/70	$330,546
					820,117
	REIT — 0.7%
120,000 GBP	Iron Mountain UK plc		3.8750	11/15/25	158,741
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	306,394
					465,135
	RENEWABLE ENERGY — 1.0%
391,500 USD	Aydem Yenilenebilir Enerji A/S(c)		7.7500	02/02/27	390,291
190,000 USD	FS Luxembourg Sarl(c)		8.8750	02/12/31	191,189
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	97,391
57,000 USD	Limak Yenilenebilir Enerji A/S(c)		9.6250	08/12/30	55,504
					734,375
	RETAIL - CONSUMER STAPLES — 0.4%
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	239,825

	RETAIL - DISCRETIONARY — 0.5%
340,000 USD	Movida Europe S.A.(c),(e)		7.8500	04/11/29	299,773

	SOFTWARE — 0.5%
320,000 EUR	Helios Software Holdings, Inc. / ION Corporate(c)		7.8750	05/01/29	363,002

	SPECIALTY FINANCE — 0.6%
250,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	220,610
220,000 USD	Avolon Holdings Funding Ltd.(c)		5.1500	01/15/30	217,270
					437,880
	STEEL — 1.2%
406,000 USD	CSN Resources S.A.(c)		4.6250	06/10/31	307,844
590,000 USD	Metinvest BV(c)		7.7500	10/17/29	471,855
					779,699
	TELECOMMUNICATIONS — 2.4%
100,000 EUR	Altice France Holding S.A.(c)		8.0000	05/15/27	34,621
16,000 USD	Millicom International Cellular S.A.(c)		4.5000	04/27/31	14,259
200,000 EUR	Orange S.A.		2.0000	01/15/29	222,476
210,000 EUR	SoftBank Group Corporation		3.8750	07/06/32	215,002

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	TELECOMMUNICATIONS — 2.4% (Continued)
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	$219,730
300,000 EUR	Telefonica Europe BV(b)	EUAMDB08 + 3.121%	5.7520	04/15/73	352,222
340,000 GBP	Vmed O2 UK Financing I plc		4.5000	07/15/31	392,668
200,000 USD	Vodafone Group plc		5.8750	06/28/64	189,252
					1,640,230
	TOBACCO & CANNABIS — 0.3%
200,000 USD	Imperial Brands Finance plc(c)		5.5000	02/01/30	205,316

	TRANSPORTATION & LOGISTICS — 1.4%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	225,601
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	194,704
150,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	181,858
6,000 USD	DP World PLC(c)		4.7000	09/30/49	4,944
109,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	96,868
298,000 USD	Grupo Aeromexico S.A.B. de C.V.(c),(e)		8.6250	11/15/31	276,606
					980,581
	TOTAL CORPORATE BONDS (Cost $43,371,777)				42,174,129

	NON U.S. GOVERNMENT & AGENCIES — 26.8%
	LOCAL AUTHORITY — 0.4%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	92,243
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	139,902
85,622 USD	Provincia de Buenos Aires/Government Bonds(g)		5.2500	09/01/37	57,688
					289,833
	NON U.S. TREASURY — 7.7%
1,800,000 AUD	Australia Government Bond		1.2500	05/21/32	968,571
1,030,000 BRL	Brazil Notas do Tesouro Nacional Series F		10.0000	01/01/31	161,267
800,000 BRL	Brazil Notas do Tesouro Nacional Series F		10.0000	01/01/33	121,206
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	393,838
700,000,000 COP	Colombian TES		7.0000	03/26/31	134,374
840,000 CZK	Czech Republic Government Bond		0.2500	02/10/27	36,153

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.8% (Continued)
	NON U.S. TREASURY — 7.7% (Continued)
3,060,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	$121,462
14,000,000 HUF	Hungary Government Bond	4.7500	11/24/32	34,956
1,600,000,000 IDR	Indonesia Treasury Bond	8.7500	05/15/31	105,635
1,162,000,000 IDR	Indonesia Treasury Bond	8.2500	05/15/36	76,684
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	55,077
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	133,637
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	867,529
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)	2.4500	09/01/33	684,714
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	229,026
235,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	298,069
1,520,000 MXN	Mexican Bonos	8.5000	11/18/38	70,699
3,130,000 MXN	Mexican Bonos	7.7500	11/13/42	131,381
312,000 PEN	Peru Government Bond(c)	7.3000	08/12/33	91,152
170,000 EUR	Spain Government Bond	4.2000	01/31/37	209,466
250,000 EUR	Spain Government Bond	2.7000	10/31/48	235,576
				5,160,472
	SOVEREIGN — 17.9%
3,000 USD	Abu Dhabi Government International Bond(c)	3.1250	09/30/49	2,035
61,000 USD	Angolan Government International Bond(c)	8.0000	11/26/29	48,830
295,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	228,398
64,800 USD	Argentine Republic Government International Bond	1.0000	07/09/29	52,261
268,400 USD	Argentine Republic Government International Bond(g)	0.7500	07/09/30	205,997
98,000 USD	Bahrain Government International Bond(c)	5.6250	09/30/31	92,514
37,000 USD	Bahrain Government International Bond(c)	5.2500	01/25/33	33,457
165,000 USD	Bahrain Government International Bond(c)	5.6250	05/18/34	150,463
46,000 USD	Benin Government International Bond(c)	7.9600	02/13/38	41,460
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	25,920
23,000 USD	Bermuda Government International Bond	3.3750	08/20/50	15,305
109,000 USD	Bolivian Government International Bond	4.5000	03/20/28	72,485
49,000 USD	Brazilian Government International Bond	6.2500	03/18/31	50,470
117,000 USD	Brazilian Government International Bond	6.0000	10/20/33	115,463
95,000 USD	Brazilian Government International Bond	4.7500	01/14/50	67,138
277,000 USD	Brazilian Government International Bond	7.1250	05/13/54	263,445

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.8% (Continued)
	SOVEREIGN — 17.9% (Continued)
5,000 USD	Chile Government International Bond	2.7500	01/31/27	$4,859
14,000 USD	Chile Government International Bond	2.4500	01/31/31	12,446
39,000 USD	Chile Government International Bond	2.5500	01/27/32	34,000
3,000 USD	Chile Government International Bond	4.3400	03/07/42	2,574
65,000 USD	Chile Government International Bond	3.8600	06/21/47	49,536
4,000 USD	Chile Government International Bond	3.1000	01/22/61	2,371
28,000 USD	Colombia Government International Bond	4.5000	03/15/29	26,379
335,000 USD	Colombia Government International Bond	7.3750	04/25/30	340,577
97,000 USD	Colombia Government International Bond	3.2500	04/22/32	75,049
79,000 USD	Colombia Government International Bond	8.0000	11/14/35	77,662
173,000 USD	Colombia Government International Bond	4.1250	02/22/42	105,664
31,000 USD	Colombia Government International Bond	5.6250	02/26/44	22,213
277,000 USD	Colombia Government International Bond	5.0000	06/15/45	180,820
62,000 USD	Colombia Government International Bond	5.2000	05/15/49	40,254
86,000 USD	Colombia Government International Bond	3.8750	02/15/61	44,160
226,000 USD	Dominican Republic International Bond(c)	4.8750	09/23/32	203,377
28,000 USD	Dominican Republic International Bond(c)	6.9500	03/15/37	27,840
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	37,804
18,000 USD	Dominican Republic International Bond(c)	7.1500	02/24/55	17,635
345,000 USD	Dominican Republic International Bond	5.8750	01/30/60	284,453
413,168 USD	Ecuador Government International Bond(g)	6.9000	07/31/30	310,330
193,587 USD	Ecuador Government International Bond(g)	5.5000	07/31/35	116,823
52,000 USD	Egypt Government International Bond(c)	7.6000	03/01/29	48,940
75,000 USD	Egypt Government International Bond(c)	8.6250	02/04/30	71,724
618,000 USD	Egypt Government International Bond(c)	7.6250	05/29/32	526,121
133,000 USD	Egypt Government International Bond(c)	7.9030	02/21/48	91,994
59,000 USD	Egypt Government International Bond(c)	8.8750	05/29/50	44,523
9,000 USD	El Salvador Government International Bond(c)	8.6250	02/28/29	9,166
44,000 USD	El Salvador Government International Bond	9.2500	04/17/30	45,442
24,000 USD	El Salvador Government International Bond(c)	8.2500	04/10/32	23,762
17,000 USD	El Salvador Government International Bond	7.6500	06/15/35	16,076
21,000 USD	El Salvador Government International Bond	7.6250	02/01/41	18,810
118,000 USD	El Salvador Government International Bond	7.1250	01/20/50	95,517
220,000 USD	Ethiopia International Bond(c)	6.6250	12/11/25	185,900

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.8% (Continued)
	SOVEREIGN — 17.9% (Continued)
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	$19,037
38,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	27,101
12,936 USD	Ghana Government International Bond(h)	0.0000	07/03/26	12,259
6,400 USD	Ghana Government International Bond(c),(h)	0.0000	07/03/26	6,065
48,400 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/29	41,338
130,438 USD	Ghana Government International Bond(g)	5.0000	07/03/29	111,408
12,287 USD	Ghana Government International Bond(c),(h)	0.0000	01/03/30	9,342
69,600 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/35	47,361
18,572 USD	Ghana Government International Bond(g)	5.0000	07/03/35	12,638
104,000 USD	Guatemala Government Bond	6.1250	06/01/50	92,495
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	45,612
70,000 USD	Honduras Government International Bond(c)	8.6250	11/27/34	69,493
28,700,000 HUF	Hungary Government Bond	9.5000	10/21/26	83,898
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	45,272
30,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	30,956
31,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	29,324
16,000 USD	Indonesia Government International Bond	4.5500	01/11/28	16,073
101,000 USD	Indonesia Government International Bond	4.8500	01/11/33	100,025
19,000 USD	Indonesia Government International Bond	4.2000	10/15/50	15,216
21,000 USD	Indonesia Government International Bond	3.2000	09/23/61	13,037
101,000 USD	Ivory Coast Government International Bond(c)	7.6250	01/30/33	95,369
200,000 USD	Ivory Coast Government International Bond(c)	6.1250	06/15/33	172,619
28,000 USD	Ivory Coast Government International Bond(c)	8.0750	04/01/36	26,015
57,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	52,754
58,000 USD	Jordan Government International Bond(c)	7.7500	01/15/28	58,858
18,000 USD	Jordan Government International Bond(c)	7.5000	01/13/29	17,978
80,000 USD	Jordan Government International Bond(c)	5.8500	07/07/30	73,941
117,000 USD	Jordan Government International Bond(c)	7.3750	10/10/47	98,389
20,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	20,983
102,000 USD	Kenya Government International Bond(c)	8.0000	05/22/32	89,848
330,000 USD	Lebanon Government International Bond(f)	6.1000	10/04/22	56,726
72,000 USD	Lebanon Government International Bond(f)	6.4000	05/26/23	12,461
156,000 USD	Lebanon Government International Bond(f)	6.1500	06/19/23	26,813
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	11,202

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.8% (Continued)
	SOVEREIGN — 17.9% (Continued)
920,000 MYR	Malaysia Government Bond	2.6320	04/15/31	$203,418
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	11,138
11,000 USD	Mexico Government International Bond	4.7500	04/27/32	10,303
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	29,481
44,000 USD	Mexico Government International Bond	6.3500	02/09/35	43,834
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	74,357
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	880
6,000 USD	Mexico Government International Bond	6.4000	05/07/54	5,328
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	19,460
27,000 USD	Montenegro Government International Bond(c)	7.2500	03/12/31	27,266
167,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	150,301
112,000 USD	Nigeria Government International Bond(c)	7.1430	02/23/30	98,263
86,000 USD	Nigeria Government International Bond(c)	9.6250	06/09/31	81,217
76,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	65,856
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	143,499
246,000 USD	Oman Government International Bond(c)	7.3750	10/28/32	275,852
39,000 USD	Oriental Republic of Uruguay	5.2500	09/10/60	35,349
204,000 USD	Pakistan Government International Bond(c)	6.0000	04/08/26	192,963
18,000 USD	Pakistan Government International Bond(c)	6.8750	12/05/27	15,851
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,458
64,000 USD	Panama Government International Bond	2.2520	09/29/32	46,866
30,000 USD	Panama Government International Bond	3.8700	07/23/60	16,184
6,000 USD	Panama Government International Bond	4.5000	01/19/63	3,653
70,000 USD	Peruvian Government International Bond	2.7830	01/23/31	62,131
43,000 USD	Peruvian Government International Bond	3.0000	01/15/34	35,909
7,000 USD	Peruvian Government International Bond	5.8750	08/08/54	6,654
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	25,562
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,688
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,168
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	82,030
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,733
8,000 USD	Philippine Government International Bond	4.2000	03/29/47	6,525
2,000 USD	Philippine Government International Bond	5.9500	10/13/47	2,058
29,000 USD	Qatar Government International Bond(c)	4.8170	03/14/49	26,364

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.8% (Continued)
	SOVEREIGN — 17.9% (Continued)
9,000 USD	Qatar Government International Bond(c)	4.4000	04/16/50	$7,646
82,857 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	78,054
41,000 USD	Republic of Armenia International Bond(c)	3.6000	02/02/31	34,749
256,000 EUR	Republic of Cameroon International Bond	5.9500	07/07/32	212,730
40,000 USD	Republic of Kenya Government International Bond(c)	9.7500	02/16/31	38,417
184,000 USD	Republic of Kenya Government International Bond(c)	9.5000	03/05/36	163,270
300,000 PLN	Republic of Poland Government Bond	7.5000	07/25/28	86,602
160,000 PLN	Republic of Poland Government Bond	6.0000	10/25/33	44,865
2,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	2,110
113,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	113,027
21,000 USD	Republic of Poland Government International Bond	5.3750	02/12/35	21,286
3,970,000 ZAR	Republic of South Africa Government Bond	8.7500	02/28/48	162,829
238,000 USD	Republic of South Africa Government International	5.8750	04/20/32	224,674
84,000 USD	Republic of South Africa Government International(c)	7.1000	11/19/36	80,191
151,000 USD	Republic of South Africa Government International	5.7500	09/30/49	108,235
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	75,491
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,024
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	20,202
8,000 USD	Romanian Government International Bond(c)	7.1250	01/17/33	8,081
72,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	68,279
12,000 USD	Romanian Government International Bond(c)	5.7500	03/24/35	10,659
12,000 USD	Romanian Government International Bond	5.1250	06/15/48	8,780
51,000 USD	Saudi Government International Bond(c)	4.5000	04/17/30	50,702
22,000 USD	Saudi Government International Bond(c)	5.3750	01/13/31	22,656
140,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	138,771
13,000 USD	Saudi Government International Bond(c)	5.6250	01/13/35	13,452
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,640
1,000 USD	Saudi Government International Bond(c)	5.0000	04/17/49	860
28,000 USD	Saudi Government International Bond(c)	5.7500	01/16/54	26,495
120,000 USD	Senegal Government International Bond(c)	6.2500	05/23/33	83,782
46,654 USD	Sri Lanka Government International Bond(c)	4.0000	04/15/28	43,099
43,926 USD	Sri Lanka Government International Bond(c),(g)	3.1000	01/15/30	36,117
92,045 USD	Sri Lanka Government International Bond(c),(g)	3.3500	03/15/33	64,432
62,151 USD	Sri Lanka Government International Bond(c),(g)	3.6000	06/15/35	40,516

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.8% (Continued)
	SOVEREIGN — 17.9% (Continued)
86,305 USD	Sri Lanka Government International Bond(c),(g)	3.6000	02/15/38	$61,061
32,000 USD	Trinidad & Tobago Government International Bond	6.4000	06/26/34	30,311
75,000 USD	Turkey Government International Bond	9.8750	01/15/28	81,219
38,000 USD	Turkey Government International Bond	9.3750	03/14/29	41,064
41,000 USD	Turkey Government International Bond	9.1250	07/13/30	44,499
75,000 USD	Turkey Government International Bond	5.9500	01/15/31	70,211
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	150,007
33,000 USD	Turkiye Government International Bond	5.2500	03/13/30	30,586
70,000 USD	Turkiye Government International Bond	7.1250	02/12/32	68,412
95,000 USD	Turkiye Government International Bond	7.6250	05/15/34	94,810
76,000 USD	Turkiye Government International Bond	6.5000	01/03/35	69,703
377,000 USD	Turkiye Government International Bond	6.6250	02/17/45	308,485
13,076 USD	Ukraine Government International Bond(g)	1.7500	02/01/29	7,993
3,571 USD	Ukraine Government International Bond(g)	0.0000	02/01/30	1,755
13,970 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/30	6,866
13,345 USD	Ukraine Government International Bond(g)	0.0000	02/01/34	5,071
379,088 USD	Ukraine Government International Bond(c),(g)	1.7500	02/01/34	188,976
100,278 USD	Ukraine Government International Bond(g)	0.0000	02/01/35	50,640
57,152 USD	Ukraine Government International Bond(g)	1.7500	02/01/35	28,119
36,764 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/36	18,474
31,269 USD	Ukraine Government International Bond(g)	1.7500	02/01/36	15,197
44,150 USD	Ukraine Government International Bond(c),(g)	1.7500	02/01/36	21,457
40,000 USD	Ukraine Government International Bond(c),(d)	7.7500	08/01/41	28,530
5,000 USD	Uruguay Government International Bond	5.4420	02/14/37	5,098
9,000 USD	Uruguay Government International Bond	4.9750	04/20/55	7,943
117,000 USD	Venezuela Government International Bond(f)	6.0000	12/09/20	15,210
425,000 USD	Venezuela Government International Bond(f)	11.9500	08/05/31	71,188
149,490 USD	Zambia Government International Bond(c),(g)	5.7500	06/30/33	129,729
53,000 USD	Zambia Government International Bond(c)	0.5000	12/31/53	30,285
				11,896,569
	SUPRANATIONAL — 0.8%
200,000 EUR	European Investment Bank	1.1250	09/15/36	187,082
25,000,000 INR	Inter-American Development Bank	7.3500	10/06/30	304,996
1,500,000 INR	International Bank for Reconstruction & Development	6.7100	01/21/35	17,885

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.8% (Continued)
	SUPRANATIONAL — 0.8% (Continued)
				$509,963
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $18,940,113)			17,856,837

Shares
	SHORT-TERM INVESTMENTS — 5.1%
	COLLATERAL FOR SECURITIES LOANED — 1.5%
1,024,611	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(i),(j)	1,024,611

	MONEY MARKET FUNDS — 3.6%
2,386,826	Fidelity Government Portfolio, Class I, 4.20%(j)	2,386,826

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,411,437)	3,411,437

	TOTAL INVESTMENTS - 95.3% (Cost $65,729,950)	$63,449,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%	3,114,800
	NET ASSETS - 100.0%	$66,564,213

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(k)	Unrealized Appreciation (Depreciation)
29	Eurex 10 Year Euro BUND Future	06/06/2025	$4,332,903	$54,196
6	Eurex 30 Year Euro BUXL Future	06/06/2025	844,218	(25,435)
19	French Government Bond Futures	06/06/2025	2,706,531	8,847
33	Long Gilt Future	06/26/2025	4,113,290	59,961
10	TSE Japanese 10 Year Bond Futures	06/13/2025	9,841,169	140,407
	TOTAL FUTURES CONTRACTS			$237,976

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(k)	Unrealized Depreciation
107	CBOT 10 Year US Treasury Note Future	06/18/2025	$12,007,407	$(187,751)
91	CBOT 5 Year US Treasury Note Future	06/30/2025	9,936,774	(110,353)
4	CBOT US Treasury Bond Futures	06/18/2025	466,500	(3,906)
10	Euro-BTP Italian Bond Futures	06/06/2025	1,363,832	(4,656)
	TOTAL FUTURES CONTRACTS			$(306,666)

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(l)	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread	Maturity Date	Notional Value(k)	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 43	Quarterly(1)	Citibank	1.00%	199	6/20/2030	$5,920,000	$255,517	$247,441	$8,076
ITRAXX EUROPE CROSSOVER SERIES 43	Quarterly(1)	Citibank	5.00%	350	6/20/2030	540,000	(43,046)	(47,922)	4,876
CDS ARGENTINE REPUBLIC	Quarterly(2)	JP Morgan Chase	5.00%	904	12/20/2029	(625,000)	(80,660)	(99,669)	19,009
TOTAL							$131,811	$99,850	$31,961

(1)	Buy Protection
(2)	Sell Protection

FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	05/05/2025	JP Morgan Chase	1,025,000	$180,488	$1,386
Indian Rupee	05/05/2025	JP Morgan Chase	6,700,000	79,186	788
Czech Koruna	05/06/2025	JP Morgan Chase	700,000	31,783	466
Euro	05/06/2025	JP Morgan Chase	94,760	107,465	3,465
Hungarian Forints	05/06/2025	Citibank	12,600,000	35,293	(285)
Indonesia Rupiah	05/06/2025	JP Morgan Chase	750,000,001	45,192	(298)
Kazak Tenge	05/06/2025	Citibank	23,300,000	45,317	(875)
Polish Zloty	05/06/2025	JP Morgan Chase	130,000	34,396	974
Mexican Peso	05/08/2025	JP Morgan Chase	3,540,000	180,366	9,355
Mexican Peso	05/13/2025	JP Morgan Chase	310,000	15,784	(30)
Australian Dollar	05/28/2025	Citi Capital Markets	1,080,000	692,009	(58)
Mexican Peso	05/30/2025	JP Morgan Chase	10,510,000	533,829	2,479
Turkish Lira	05/30/2025	JP Morgan Chase	1,330,000	33,404	(25)
Peruvian Sole	06/04/2025	JP Morgan Chase	210,000	57,217	257
Chinese Yuan	06/27/2025	JP Morgan Chase	1,050,000	145,086	500
Polish Zloty	07/01/2025	JP Morgan Chase	130,000	34,344	(277)
British Pound	07/11/2025	Barclay	381,635	508,788	15,752
British Pound	07/11/2025	Citi Capital Markets	587,000	782,578	14,984
Euro	07/11/2025	Barclay	2,551,186	2,905,601	39,177
Euro	07/11/2025	Citi Capital Markets	40,000	45,557	1,369
Euro	07/11/2025	JP Morgan Chase	366,454	417,363	1,483
Japanese Yen	07/11/2025	Barclay	22,111,000	155,961	973
				$7,067,007	$91,560

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

FOREIGN CURRENCY CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell:
Euro	05/02/2025	JP Morgan Chase	201,795	$228,792	$864
Brazilian Real	05/05/2025	JP Morgan Chase	1,025,000	180,489	(2,913)
Indian Rupee	05/05/2025	JP Morgan Chase	6,700,000	79,186	(2,746)
Czech Koruna	05/06/2025	JP Morgan Chase	700,000	31,783	(1,419)
Euro	05/06/2025	Barclay	6,354,067	7,205,955	(336,955)
Euro	05/06/2025	JP Morgan Chase	36,976	41,933	67
Hungarian Forints	05/06/2025	Citibank	12,600,000	35,293	(1,336)
Indonesia Rupiah	05/06/2025	JP Morgan Chase	749,999,999	45,192	362
Kazak Tenge	05/06/2025	Citibank	23,300,000	45,317	93
Polish Zloty	05/06/2025	JP Morgan Chase	130,000	34,396	275
Mexican Peso	05/08/2025	Citi Capital Markets	3,540,000	180,366	786
Australian Dollar	05/28/2025	Citi Capital Markets	1,080,000	692,009	844
Euro	05/30/2025	Citi Capital Markets	190,000	215,796	280
Mexican Peso	05/30/2025	Citi Capital Markets	10,510,000	533,829	2,492
Peruvian Sole	06/04/2025	JP Morgan Chase	30,000	8,174	(173)
Euro	06/06/2025	Citi Capital Markets	190,000	215,896	339
Colombian Peso	06/16/2025	Citibank	209,999,999	49,079	(1,016)
Indian Rupee	06/27/2025	JP Morgan Chase	6,700,000	78,880	(773)
Czech Koruna	07/01/2025	JP Morgan Chase	400,000	18,188	145
Hungarian Forints	07/01/2025	Citibank	12,600,000	35,188	290
Brazilian Real	07/02/2025	JP Morgan Chase	645,000	112,047	(187)
Australian Dollar	07/11/2025	JP Morgan Chase	1,488,700	954,398	(20,345)
British Pound	07/11/2025	Barclay	848,100	1,130,671	(33,071)
Canadian Dollar	07/11/2025	Barclay	879,200	640,140	(23,609)
Euro	07/11/2025	Barclay	129,000	146,921	438
Euro	07/11/2025	Citi Capital Markets	158,000	179,950	(4,136)
Euro	07/11/2025	JP Morgan Chase	13,904,500	15,836,132	(728,652)
Japanese Yen	07/11/2025	JP Morgan Chase	126,440,100	891,850	(25,822)
				$29,847,850	$(1,175,878)

Total					$(1,084,318)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Japanese Yen	Swiss Franc	5/28/2025	JP Morgan Chase	29,319,305	170,000	205,767	(206,654)	$(887)
British Pound	Euro	7/11/2025	Barclay	175,000	203,137	233,307	(231,357)	1,950
British Pound	Euro	7/11/2025	Citi Capital Markets	20,900	24,310	27,863	(27,687)	176
British Pound	Euro	7/11/2025	JP Morgan Chase	116,100	135,334	154,782	(154,134)	648
Euro	British Pound	7/11/2025	Barclay	79,813	69,100	90,901	(92,124)	(1,223)
Euro	British Pound	7/11/2025	JP Morgan Chase	2,430,567	2,042,400	2,768,225	(2,722,891)	45,334
				32,141,685	2,644,281	$3,480,845	$3,434,847	$45,998
Total								$45,998

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SA	- Société Anonyme

CMTUSD6Y	USD Constant Maturity 6 Year
EUAMDB08	Euribor ICE SWAP Rate
EUR003M	Euribor 3 Month
EUSA5	Euro 5 Year Interest SWAP Rate
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forints
IDR	Indonesia Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sole
PLN	Polish Zloty
USD	US Dollars
ZAR	South African Rand

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security; the rate shown represents the rate on April 30, 2025.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $27,514,179 or 41.3% of net assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $998,201 at April 30, 2025.
(f)	Represents issuer in default on interest payments; non-income producing security.
(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2025.
(h)	Zero coupon bond.
(i)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $1,024,611 at April 30, 2025
(j)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(k)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(l)

If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	AEROSPACE & DEFENSE — 3.3%
9,898	L3Harris Technologies, Inc.	$2,177,758
28,800	RTX Corporation	3,632,544
		5,810,302
	ASSET MANAGEMENT — 1.9%
3,663	Blackrock, Inc.	3,348,934

	AUTOMOTIVE — 0.9%
34,217	General Motors Company	1,547,977

	BANKING — 8.2%
87,524	Bank of America Corporation	3,490,457
28,271	JPMorgan Chase & Company	6,915,652
18,082	Truist Financial Corporation	693,264
49,111	Wells Fargo & Company	3,487,372
		14,586,745
	BIOTECH & PHARMA — 6.2%
16,571	AbbVie, Inc.	3,233,002
5,826	Amgen, Inc.	1,694,900
26,159	Gilead Sciences, Inc.	2,786,980
11,149	Johnson & Johnson	1,742,700
18,692	Merck & Company, Inc.	1,592,558
		11,050,140
	CHEMICALS — 2.6%
6,888	Air Products and Chemicals, Inc.	1,867,268
20,423	Corteva, Inc.	1,266,022
23,593	DuPont de Nemours, Inc.	1,556,902
		4,690,192
	CONSTRUCTION MATERIALS — 2.1%
4,572	Martin Marietta Materials, Inc.	2,395,637
9,257	Owens Corning	1,346,060
		3,741,697
	CONSUMER SERVICES — 0.7%
15,650	Service Corp International	1,250,435

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	DIVERSIFIED INDUSTRIALS — 1.6%
13,405	Honeywell International, Inc.	$2,821,752

	ELECTRIC UTILITIES — 3.0%
21,713	Duke Energy Corporation	2,649,420
41,362	NextEra Energy, Inc.	2,766,291
		5,415,711
	ELECTRICAL EQUIPMENT — 3.9%
7,040	GE Vernova, LLC	2,610,572
28,184	Johnson Controls International PLC	2,364,638
7,864	Rockwell Automation, Inc.	1,947,756
		6,922,966
	ENGINEERING & CONSTRUCTION — 1.6%
9,757	Quanta Services, Inc.	2,855,776

	ENTERTAINMENT CONTENT — 2.9%
41,868	Fox Corporation, Class A(a)	2,084,608
32,438	Walt Disney Company (The)	2,950,235
		5,034,843
	FOOD — 2.3%
40,758	Mondelez International, Inc., Class A	2,776,842
20,219	Tyson Foods, Inc., Class A	1,238,212
		4,015,054
	HEALTH CARE FACILITIES & SERVICES — 3.4%
8,477	Cencora, Inc.	2,480,964
8,453	UnitedHealth Group, Inc.	3,477,902
		5,958,866
	HOUSEHOLD PRODUCTS — 1.7%
18,958	Procter & Gamble Company (The)	3,082,002

	INDUSTRIAL REIT — 0.7%
12,137	Prologis, Inc.	1,240,401

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	INFRASTRUCTURE REIT — 1.4%
10,858	American Tower Corporation, Class A	$2,447,503

	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
17,926	Bank of New York Mellon Corporation (The)	1,441,430
3,951	Goldman Sachs Group, Inc. (The)	2,163,370
16,891	Intercontinental Exchange, Inc.	2,837,181
		6,441,981
	INSURANCE — 6.6%
8,223	Berkshire Hathaway, Inc., Class B(b)	4,384,915
25,181	Hartford Financial Services Group, Inc. (The)	3,088,953
12,145	Prudential Financial, Inc.	1,247,413
11,214	Travelers Companies, Inc. (The)	2,961,954
		11,683,235
	INTERNET MEDIA & SERVICES — 2.3%
12,577	Alphabet, Inc., Class A	1,997,228
3,948	Meta Platforms, Inc., Class A	2,167,452
		4,164,680
	LEISURE FACILITIES & SERVICES — 1.2%
10,758	Darden Restaurants, Inc.	2,158,485

	MACHINERY — 1.9%
5,513	Parker-Hannifin Corporation	3,335,696

	MEDICAL EQUIPMENT & DEVICES — 6.4%
34,063	Abbott Laboratories	4,453,738
58,237	Avantor, Inc.(a),(b)	756,499
10,293	Becton Dickinson and Company	2,131,577
4,708	Stryker Corporation	1,760,415
5,436	Thermo Fisher Scientific, Inc.	2,332,044
		11,434,273
	METALS & MINING — 0.9%
42,034	Freeport-McMoRan, Inc.	1,514,485

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	OIL & GAS PRODUCERS — 5.6%
26,387	ConocoPhillips	$2,351,609
16,842	EOG Resources, Inc.	1,858,178
9,238	Expand Energy Corporation	959,828
34,702	Exxon Mobil Corporation	3,665,573
10,916	Phillips 66	1,135,919
		9,971,107
	OIL & GAS SERVICES & EQUIPMENT — 1.0%
54,305	Schlumberger N.V.	1,805,641

	RESIDENTIAL REIT — 0.9%
23,939	Equity LifeStyle Properties, Inc.	1,550,768

	RETAIL - DISCRETIONARY — 2.8%
11,838	Lowe’s Companies, Inc.	2,646,503
18,385	TJX Companies, Inc. (The)	2,365,782
		5,012,285
	SELF-STORAGE REIT — 1.1%
6,661	Public Storage	2,001,164

	SEMICONDUCTORS — 2.3%
10,380	Broadcom, Inc.	1,997,839
20,452	Micron Technology, Inc.	1,573,781
13,830	ON Semiconductor Corporation(b)	549,051
		4,120,671
	SOFTWARE — 2.2%
5,065	Microsoft Corporation	2,001,991
14,048	Oracle Corporation	1,976,835
		3,978,826
	SPECIALTY FINANCE — 1.1%
7,207	American Express Company	1,920,017

	TECHNOLOGY HARDWARE — 3.2%
51,497	Cisco Systems, Inc.	2,972,922

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	TECHNOLOGY HARDWARE — 3.2% (Continued)
6,021	Motorola Solutions, Inc.	$2,651,588
		5,624,510
	TECHNOLOGY SERVICES — 2.2%
25,703	PayPal Holdings, Inc.(b)	1,692,286
4,364	S&P Global, Inc.	2,182,218
		3,874,504
	TELECOMMUNICATIONS — 1.2%
47,650	Verizon Communications, Inc.	2,099,459

	TRANSPORTATION & LOGISTICS — 2.5%
70,273	CSX Corporation	1,972,563
44,865	Delta Air Lines, Inc.	1,867,730
16,352	Knight-Swift Transportation Holdings, Inc.	640,508
		4,480,801

	TOTAL COMMON STOCKS (Cost $120,142,705)	172,993,884

	SHORT-TERM INVESTMENTS — 4.0%
	COLLATERAL FOR SECURITIES LOANED — 1.6%
2,761,892	Mount Vernon Liquid Assets Portfolio, LLC, , 4.42% (Cost $2,761,892)(c)(d)	2,761,892

	MONEY MARKET FUNDS — 2.4%
4,402,202	Invesco Treasury Portfolio, Institutional Class, 4.21% (Cost $4,402,202)(c)	4,402,202

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,164,094)	7,164,094

	TOTAL INVESTMENTS - 101.4% (Cost $127,306,799)	$180,157,978
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(2,537,842)
	NET ASSETS - 100.0%	$177,620,136

LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,723,248 at April 30, 2025.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $2,761,892 at April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE — 1.4%
52,182	AerSale Corporation(a)	$363,709
12,748	Ituran Location and Control Ltd.	458,163
15,814	Leonardo DRS, Inc.	584,485
		1,406,357
	APPAREL & TEXTILE PRODUCTS — 1.3%
170,382	Brilliant Earth Group, Inc.(a)	264,092
16,971	Gildan Activewear, Inc.	782,703
42,302	Under Armour, Inc., Class C(a)	230,123
		1,276,918
	AUTOMOTIVE — 0.7%
10,620	Gentherm, Inc.(a)	276,226
167,868	Holley, Inc.(a)	360,916
9,091	Motorcar Parts of America, Inc.(a)	81,001
		718,143
	BANKING — 12.9%
27,911	Capital Bancorp, Inc.	881,708
24,337	Capital City Bank Group, Inc.	889,274
14,340	Central Pacific Financial Corporation	368,395
18,401	Dime Community Bancshares, Inc.	472,722
18,305	Enterprise Financial Services Corporation	952,226
5,979	Esquire Financial Holdings, Inc.(b)	495,779
24,671	First BanCorporation	484,538
41,896	First Commonwealth Financial Corporation	641,847
40,311	Horizon Bancorp, Inc.	591,765
16,692	Independent Bank Corporation	508,438
18,118	National Bank Holdings Corporation, Class A	655,147
12,528	Northeast Bank	1,037,570
34,444	Northpointe Bancshares, Inc.	473,605
28,940	OceanFirst Financial Corporation	479,246
13,275	OFG Bancorp	522,371
5,715	Popular, Inc.	545,325
11,877	Prosperity Bancshares, Inc.	806,448
20,735	Webster Financial Corporation	980,767

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	BANKING — 12.9% (Continued)
32,768	WesBanco, Inc.	$975,831
		12,763,002
	BIOTECH & PHARMA — 0.5%
29,005	Innoviva, Inc.(a)	542,103

	CHEMICALS — 2.3%
9,517	Ashland, Inc.	517,631
33,129	Huntsman Corporation	440,947
18,166	Koppers Holdings, Inc.	455,240
58,040	Kronos Worldwide, Inc.	447,488
4,381	Mosaic Company (The)	133,182
67,217	Rayonier Advanced Materials, Inc.(a)	286,344
		2,280,832
	COMMERCIAL SUPPORT SERVICES — 2.8%
14,982	ABM Industries, Inc.	730,222
59,544	ADT, Inc.	477,543
11,050	AMN Healthcare Services, Inc.(a),(b)	225,752
52,995	BrightView Holdings, Inc.(a)	727,091
10,033	First Advantage Corporation(a),(b)	141,465
44,890	TrueBlue, Inc.(a)	194,823
5,660	V2X, Inc.(a)	281,642
		2,778,538
	CONSUMER SERVICES — 0.9%
53,726	Legacy Education, Inc.(a)	357,278
23,627	Matthews International Corporation, Class A(b)	483,172
		840,450
	E-COMMERCE DISCRETIONARY — 0.1%
4,010	Wayfair, Inc., Class A(a),(b)	120,942

	ELECTRIC UTILITIES — 3.1%
9,617	Black Hills Corporation	585,675
11,788	Northwestern Energy Group, Inc.	686,415
21,656	Portland General Electric Company	912,150
983	Talen Energy Corporation(a),(b)	211,424

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	ELECTRIC UTILITIES — 3.1% (Continued)
10,933	Unitil Corporation	$641,330
		3,036,994
	ELECTRICAL EQUIPMENT — 1.2%
11,981	Allient, Inc.	255,794
5,107	Mesa Laboratories, Inc.(b)	588,582
97,789	Stoneridge, Inc.(a)	377,466
		1,221,842
	ENGINEERING & CONSTRUCTION — 4.6%
5,130	Arcosa, Inc.	410,759
25,114	Bowman Consulting Group Ltd.(a)	555,522
10,539	Fluor Corporation(a)	367,706
10,767	KBR, Inc.	568,605
2,984	MasTec, Inc.(a)	379,923
3,913	MYR Group, Inc.(a)	478,638
9,805	NV5 Global, Inc.(a),(b)	181,883
122,692	Orion Group Holdings, Inc.(a)	784,002
36,784	Tutor Perini Corporation(a)	789,384
		4,516,422
	ENTERTAINMENT CONTENT — 0.8%
105,000	Reservoir Media, Inc.(a)	787,500

	FOOD — 0.6%
27,557	Nomad Foods Ltd.	550,864

	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
2,818	UFP Industries, Inc.	278,559

	GAS & WATER UTILITIES — 1.7%
30,261	BKV Corporation(a)	548,632
18,217	RGC Resources, Inc.	382,010
10,365	Spire, Inc.	793,338
		1,723,980
	HEALTH CARE FACILITIES & SERVICES — 1.5%
24,817	Joint Corporation (The)(a)	248,418

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.5% (Continued)
241,509	Quipt Home Medical Corporation(a),(b)	$519,244
2,323	Tenet Healthcare Corporation(a)	332,073
48,286	Viemed Healthcare, Inc.(a)	341,382
		1,441,117
	HOME & OFFICE PRODUCTS — 0.3%
4,190	Whirlpool Corporation(b)	319,613

	HOME CONSTRUCTION — 0.8%
4,508	Century Communities, Inc.	245,866
87,177	Landsea Homes Corporation(a)	531,780
		777,646
	INDUSTRIAL INTERMEDIATE PROD — 0.6%
49,894	Hillman Solutions Corporation(a)	348,759
3,937	Timken Company (The)(b)	252,952
		601,711
	INDUSTRIAL REIT — 0.5%
31,670	Plymouth Industrial REIT, Inc.	470,933

	INDUSTRIAL SUPPORT SERVICES — 0.9%
145,456	Custom Truck One Source, Inc.(a)	586,187
20,147	Titan Machinery, Inc.(a)	334,239
		920,426
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
123,723	BGC Group, Inc., Class A	1,120,930
24,294	Perella Weinberg Partners	417,128
		1,538,058
	INSURANCE — 4.2%
5,641	Axis Capital Holdings LTD.	543,341
9,846	Bowhead Specialty Holdings, Inc.(a)	395,711
14,613	CNO Financial Group, Inc.	554,417
5,916	Hanover Insurance Group, Inc. (The)	982,648
19,530	Kemper Corporation	1,154,613
463	Primerica, Inc.	121,338

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	INSURANCE — 4.2% (Continued)
15,860	Tiptree, Inc.	$353,837
		4,105,905
	INTERNET MEDIA & SERVICES — 2.5%
191,388	Blade Air Mobility, Inc., Class A(a)	507,178
22,876	Cargurus, Inc.(a)	639,613
42,231	Cars.com, Inc.(a)	491,569
173,659	TrueCar, Inc.(a)	258,752
172,154	Vivid Seats, Inc., Class A(a)	483,753
		2,380,865
	LEISURE FACILITIES & SERVICES — 1.0%
19,063	Dave & Buster’s Entertainment, Inc.(a)	365,819
110,337	Denny’s Corporation(a)	407,144
2,741	Wyndham Hotels & Resorts, Inc.(b)	233,807
		1,006,770
	LEISURE PRODUCTS — 0.4%
134,975	Clarus Corporation	444,068

	MACHINERY — 2.4%
28,821	CECO Environmental Corporation(a),(b)	685,652
32,733	Enovis Corporation(a),(b)	1,132,234
31,594	Manitowoc Company, Inc. (The)(a)	248,961
76,376	Ranpak Holdings Corporation(a)	313,905
		2,380,752
	MEDICAL EQUIPMENT & DEVICES — 2.4%
23,507	CareDx, Inc.(a)	396,798
43,587	Orthofix Medical, Inc.(a)	606,295
7,853	Teleflex, Inc.(b)	1,076,255
33,829	Zimvie, Inc.(a)	306,491
		2,385,839
	METALS & MINING — 4.7%
14,865	Alcoa Corporation	364,638
127,984	Capstone Copper Corporation(a)	616,508
25,651	Century Aluminum Company(a)	420,933
55,479	Constellium S.E.(a)	560,893

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	METALS & MINING — 4.7% (Continued)
44,440	ERO Copper Corporation(a),(b)	$554,167
130,017	Ferroglobe PLC	453,759
27,507	Hallador Energy Company(a)	386,886
106,372	Lithium Argentina A.G.(a)	218,063
264,192	Taseko Mines Ltd.(a)	602,357
10,992	Warrior Met Coal, Inc.	525,638
		4,703,842
	MULTI ASSET CLASS REIT — 0.4%
22,559	Broadstone Net Lease, Inc.	365,005

	OIL & GAS PRODUCERS — 1.0%
35,228	Infinity Natural Resources, Inc., Class A(a)	540,750
15,575	SM Energy Company(b)	354,954
2,881	Viper Energy, Inc.	116,191
		1,011,895
	OIL & GAS SERVICES & EQUIPMENT — 4.4%
26,403	Expro Group Holdings N.V.(a)	218,353
26,393	Liberty Energy, Inc., Class A	303,520
58,983	Matrix Service Company(a)	684,202
40,207	National Energy Services Reunited Corporation(a)	250,490
20,253	Natural Gas Services Group, Inc.(a)	363,946
77,101	NPK International, Inc.(a)	445,644
40,321	Patterson-UTI Energy, Inc.	227,410
16,192	Ranger Energy Services, Inc.	179,569
31,365	Select Water Solutions, Inc., Class A	267,230
15,552	Solaris Oilfield Infrastructure, Inc.	328,769
219,045	TETRA Technologies, Inc.(a)	624,278
9,612	Thermon Group Holdings, Inc.(a)	252,123
3,599	Tidewater, Inc.(a),(b)	130,248
		4,275,782
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
15,350	Legacy Housing Corporation(a)	373,389

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	REAL ESTATE SERVICES — 0.6%
14,121	Cushman & Wakefield PLC(a)	$132,314
40,979	Newmark Group, Inc., Class A	450,359
		582,673
	RESIDENTIAL REIT — 1.2%
5,789	Centerspace	349,424
44,236	UMH Properties, Inc.(b)	781,650
		1,131,074
	RETAIL - DISCRETIONARY — 2.1%
7,106	Advance Auto Parts, Inc.(b)	232,508
16,531	Bath & Body Works, Inc.(b)	504,361
37,602	Driven Brands Holdings, Inc.(a)	621,185
55,081	National Vision Holdings, Inc.(a)	680,250
		2,038,304
	RETAIL REIT — 3.8%
35,452	Alpine Income Property Trust, Inc.	547,733
41,400	Brixmor Property Group, Inc.	1,031,274
35,501	CTO Realty Growth, Inc.	648,594
33,448	Getty Realty Corporation(b)	936,210
42,103	NETSTREIT Corporation(b)	685,016
		3,848,827
	SEMICONDUCTORS — 2.9%
26,720	Alpha & Omega Semiconductor Ltd.(a)	503,138
6,449	Coherent Corporation(a)	414,800
6,742	Diodes, Inc.(a)	258,893
20,238	Silicon Motion Technology Corporation - ADR	1,001,781
20,406	Tower Semiconductor Ltd.(a)	730,126
		2,908,738
	SOFTWARE — 3.6%
45,647	BlackBerry Ltd.(a)	155,200
12,897	Consensus Cloud Solutions, Inc.(a)	256,134
238,567	Kaltura, Inc.(a)	512,919
20,058	Phreesia, Inc.(a)	500,648
19,974	Teradata Corporation(a)	429,441
30,819	Verint Systems, Inc.(a)	543,647

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	SOFTWARE — 3.6% (Continued)
169,773	Vimeo, Inc.(a),(b)	$855,655
47,829	VTEX(a)	257,798
		3,511,442
	SPECIALTY FINANCE — 2.6%
17,163	Air Lease Corporation	802,542
35,944	EZCORP, Inc., Class A(a),(b)	588,403
2,328	Federal Agricultural Mortgage Corporation, Class C	408,168
1,948	FirstCash Holdings, Inc.	260,954
9,092	SLM Corporation(b)	262,850
4,110	Stewart Information Services Corporation	269,123
		2,592,040
	STEEL — 2.3%
74,368	Algoma Steel Group, Inc.	380,392
8,291	Commercial Metals Company(b)	369,281
44,185	Metallus, Inc.(a)	558,940
15,090	Northwest Pipe Company(a)	639,213
27,022	thyssenkrupp A.G.	306,985
		2,254,811
	TECHNOLOGY HARDWARE — 1.4%
12,587	Crane NXT Company(b)	590,583
53,427	NCR Voyix Corporation(a)	457,869
23,822	RADCOM Ltd.(a)	287,055
		1,335,507
	TECHNOLOGY SERVICES — 0.5%
3,841	MAXIMUS, Inc.	257,193
35,701	Priority Technology Holdings, Inc.(a)	259,190
		516,383
	TELECOMMUNICATIONS — 0.8%
209,341	8x8, Inc.(a)	370,534
38,182	Ooma, Inc.(a)	466,965
		837,499
	TRANSPORTATION & LOGISTICS — 7.5%
77,699	Ardmore Shipping Corporation	741,248
32,793	Covenant Logistics Group, Inc.(b)	652,581

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	TRANSPORTATION & LOGISTICS — 7.5% (Continued)
52,790	DHT Holdings, Inc.	$564,325
19,693	GXO Logistics, Inc.(a),(b)	713,674
16,628	Knight-Swift Transportation Holdings, Inc.	651,319
128,656	Proficient Auto Logistics, Inc.(a),(b)	1,069,132
82,941	Radiant Logistics, Inc.(a)	485,205
19,207	Scorpio Tankers, Inc.	723,912
36,417	Star Bulk Carriers Corporation(b)	536,787
56,331	Sun Country Airlines Holdings, Inc.(a)	552,044
16,232	Teekay Tankers Ltd., Class A	690,996
		7,381,223
	TRANSPORTATION EQUIPMENT — 0.2%
32,012	Wabash National Corporation	221,203

	WHOLESALE - CONSUMER STAPLES — 0.7%
44,272	Grocery Outlet Holding Corporation(a)	743,327

	WHOLESALE - DISCRETIONARY — 0.2%
30,028	Hudson Technologies, Inc.(a)	200,887

	TOTAL COMMON STOCKS (Cost $99,538,575)	94,451,000

	SHORT-TERM INVESTMENTS — 16.6%
	COLLATERAL FOR SECURITIES LOANED — 12.4%
12,257,583	Mount Vernon Liquid Assets Portfolio, LLC, , 4.42% (Cost $12,257,583)(c)(d)	12,257,583

	MONEY MARKET FUNDS — 4.2%
4,150,102	Fidelity Government Portfolio, Class I, 4.20% (Cost $4,150,102)(c)	4,150,102

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,407,685)	16,407,685

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Fair Value
TOTAL INVESTMENTS - 112.2% (Cost $115,946,260)	$110,858,685
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%	(12,067,943)
NET ASSETS - 100.0%	$98,790,742

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $11,789,907 at April 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $12,257,583 at April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ADVERTISING & MARKETING — 1.1%
40,401	Trade Desk, Inc. (The), Class A(a)	$2,166,706

	ASSET MANAGEMENT — 2.3%
34,474	Blackstone, Inc.	4,540,571

	BIOTECH & PHARMA — 1.5%
3,366	Eli Lilly & Company	3,025,866

	E-COMMERCE DISCRETIONARY — 10.6%
78,898	Amazon.com, Inc.(a)	14,550,369
2,954	MercadoLibre, Inc.(a)	6,885,331
		21,435,700
	HOUSEHOLD PRODUCTS — 0.6%
18,859	elf Beauty, Inc.(a),(b)	1,166,806

	INTERNET MEDIA & SERVICES — 13.2%
19,183	Meta Platforms, Inc., Class A	10,531,467
9,284	Netflix, Inc.(a)	10,506,888
68,250	Uber Technologies, Inc.(a)	5,528,933
		26,567,288
	LEISURE FACILITIES & SERVICES — 3.0%
117,389	Chipotle Mexican Grill, Inc.(a)	5,930,492

	LEISURE PRODUCTS — 1.5%
4,832	Axon Enterprise, Inc.(a)	2,963,466

	MEDICAL EQUIPMENT & DEVICES — 7.4%
43,722	DexCom, Inc.(a)	3,120,876
11,934	Insulet Corporation(a),(b)	3,010,829
16,964	Intuitive Surgical, Inc.(a)	8,750,031
		14,881,736
	SEMICONDUCTORS — 11.4%
30,028	Advanced Micro Devices, Inc.(a)	2,923,226
5,009	ASML Holding N.V. - ADR	3,346,413

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SEMICONDUCTORS — 11.4% (Continued)
42,072	Marvell Technology, Inc.	$2,455,743
129,593	NVIDIA Corporation	14,115,269
		22,840,651
	SOFTWARE — 29.9%
11,557	Cadence Design Systems, Inc.(a)	3,440,981
11,950	Crowdstrike Holdings, Inc., Class A(a)	5,124,997
5,216	Intuit, Inc.	3,272,884
28,615	Microsoft Corporation	11,310,364
21,700	Palantir Technologies, Inc.(a)	2,570,148
22,878	Palo Alto Networks, Inc.(a)	4,276,585
22,375	Salesforce, Inc.	6,012,386
16,470	ServiceNow, Inc.(a)	15,729,014
39,596	Shopify, Inc., Class A(a)	3,761,620
18,038	Veeva Systems, Inc., Class A(a)	4,215,300
		59,714,279
	TECHNOLOGY HARDWARE — 5.1%
36,587	Apple, Inc.	7,774,738
29,138	Arista Networks, Inc.(a)	2,397,183
		10,171,921
	TECHNOLOGY SERVICES — 10.9%
24,255	Mastercard, Inc., Class A	13,293,194
24,465	Visa, Inc., Class A	8,452,658
		21,745,853

	TOTAL COMMON STOCKS (Cost $99,928,867)	197,151,335

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS — 1.54%
3,106,836	STIT - Treasury Obligations Portfolio, , 4.14%(c)	3,106,836

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.1% (Continued)
	COLLATERAL FOR SECURITIES LOANED — 1.56%
3,137,940	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)(d)	3,137,940

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,244,776)	6,244,776

	TOTAL INVESTMENTS - 101.6% (Cost $106,173,643)	$203,396,111
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(3,139,556)
	NET ASSETS - 100.0%	$200,256,555

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,073,502 at April 30, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $3,137,940 at April 30, 2025.
(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE — 0.9%
14,189	Hexcel Corporation	$687,741

	APPAREL & TEXTILE PRODUCTS — 1.4%
87,973	Canada Goose Holdings, Inc.(a),(b)	735,454
24,470	Levi Strauss & Company, Class A(b)	391,765
		1,127,219
	BANKING — 3.6%
24,301	Glacier Bancorp, Inc.(b)	990,509
10,046	Pinnacle Financial Partners, Inc.	1,007,011
36,086	Seacoast Banking Corporation of Florida	855,599
		2,853,119
	BIOTECH & PHARMA — 6.5%
48,931	Anavex Life Sciences Corporation(a),(b)	464,845
7,161	Arcellx, Inc.(a)	465,107
39,465	Capricor Therapeutics, Inc.(a),(b)	501,206
10,656	Crinetics Pharmaceuticals, Inc.(a)	355,804
36,103	Denali Therapeutics, Inc.(a)	601,114
9,497	GRAIL, Inc.(a)	327,599
17,877	Guardant Health, Inc.(a)	844,330
86,147	Olema Pharmaceuticals, Inc.(a)	444,519
45,952	Roivant Sciences Ltd.(a),(b)	533,962
22,961	Structure Therapeutics, Inc. - ADR(a),(b)	619,947
		5,158,433
	CHEMICALS — 0.6%
199,939	Codexis, Inc.(a)	459,859

	COMMERCIAL SUPPORT SERVICES — 1.0%
17,678	AMN Healthcare Services, Inc.(a)	361,162
2,647	FTI Consulting, Inc.(a)	440,143
		801,305
	CONSUMER SERVICES — 3.0%
10,953	Adtalem Global Education, Inc.(a)	1,163,209
43,222	Universal Technical Institute, Inc.(a)	1,212,809
		2,376,018

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	ELECTRICAL EQUIPMENT — 6.6%
42,591	Bloom Energy Corporation, Class A(a),(b)	$780,267
9,625	BWX Technologies, Inc.	1,050,280
101,073	Mirion Technologies, Inc.(a)	1,594,932
20,552	NEXTracker, Inc., Class A(a),(b)	834,617
5,065	Powell Industries, Inc.(b)	927,452
		5,187,548
	ENGINEERING & CONSTRUCTION — 4.2%
2,283	Comfort Systems USA, Inc.	907,607
8,405	Exponent, Inc.	661,305
5,170	Installed Building Products, Inc.(b)	857,341
6,163	Sterling Infrastructure, Inc.(a)	920,937
		3,347,190
	ENTERTAINMENT CONTENT — 0.8%
25,163	IMAX Corporation(a),(b)	612,216

	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
6,547	Trex Company, Inc.(a)	378,548

	HEALTH CARE FACILITIES & SERVICES — 4.0%
7,006	Addus HomeCare Corporation(a),(b)	732,477
51,242	Ardent Health Partners, Inc.(a)	652,311
18,390	RadNet, Inc.(a)	963,269
60,973	SI-BONE, Inc.(a)	832,281
		3,180,338
	HOME CONSTRUCTION — 1.1%
10,130	Champion Homes, Inc.(a)	876,245

	HOUSEHOLD PRODUCTS — 2.3%
13,939	elf Beauty, Inc.(a)	862,406
8,286	Interparfums, Inc.(b)	904,832
		1,767,238
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.9%
5,288	Chart Industries, Inc.(a)	713,774

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 3.1%
3,800	Applied Industrial Technologies, Inc.	$924,464
5,488	Herc Holdings, Inc.(b)	600,607
37,973	WillScot Holdings Corporation(b)	953,881
		2,478,952
	INSTITUTIONAL FINANCIAL SERVICES — 5.3%
3,952	Evercore, Inc., Class A	811,306
6,900	Houlihan Lokey, Inc.	1,118,352
17,936	Moelis & Company, Class A	961,011
9,183	Tradeweb Markets, Inc., Class A	1,270,009
		4,160,678
	INTERNET MEDIA & SERVICES — 3.3%
42,712	Fiverr International Ltd.(a),(b)	1,087,020
17,175	Maplebear, Inc.(a)	685,111
33,938	Pinterest, Inc., Class A(a)	859,310
		2,631,441
	LEISURE FACILITIES & SERVICES — 4.4%
11,322	Dutch Bros, Inc.(a)	676,376
52,483	OneSpaWorld Holdings Ltd.	876,466
59,573	Portillo’s, Inc.(a),(b)	615,985
17,908	Sweetgreen, Inc.(a)	348,848
5,564	Texas Roadhouse, Inc.	923,402
		3,441,077
	LEISURE PRODUCTS — 0.6%
734	Axon Enterprise, Inc.(a)	450,162

	MACHINERY — 3.0%
17,856	Flowserve Corporation	807,627
6,201	Lindsay Corporation	800,301
4,907	MSA Safety, Inc.	772,460
		2,380,388
	MEDICAL EQUIPMENT & DEVICES — 6.0%
124,202	Adaptive Biotechnologies Corporation(a),(b)	914,126
68,699	AngioDynamics, Inc.(a)	638,214
7,841	Lantheus Holdings, Inc.(a),(b)	818,130

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 6.0% (Continued)
1,668	Penumbra, Inc.(a)	$488,457
6,549	Repligen Corporation(a)	903,697
43,446	Stevanato Group SpA(b)	906,283
		4,668,907
	OIL & GAS PRODUCERS — 1.3%
4,261	Cheniere Energy, Inc.	984,760

	OIL & GAS SERVICES & EQUIPMENT — 0.4%
10,301	Kodiak Gas Services, Inc.	350,337

	RETAIL - CONSUMER STAPLES — 1.6%
10,374	Hims & Hers Health, Inc.(a)	343,379
8,955	Ollie’s Bargain Outlet Holdings, Inc.(a)	950,215
		1,293,594
	RETAIL - DISCRETIONARY — 1.0%
7,871	Boot Barn Holdings, Inc.(a)	821,260

	SEMICONDUCTORS — 4.8%
47,078	Aehr Test Systems(a),(b)	401,575
30,798	Allegro MicroSystems, Inc.(a)	587,318
17,611	Lattice Semiconductor Corporation(a)	861,706
612	Monolithic Power Systems, Inc.	362,977
7,729	Onto Innovation, Inc.(a)	942,707
5,051	SiTime Corporation(a)	741,790
		3,898,073
	SOFTWARE — 19.3%
54,076	ACV Auctions, Inc.(a)	794,376
17,736	BILL Holdings, Inc.(a),(b)	808,230
18,796	Blackline, Inc.(a),(b)	887,735
34,687	Clearwater Analytics Holdings, Inc., Class A(a),(b)	788,782
33,530	Confluent, Inc., Class A(a)	798,349
14,256	Coreweave, Inc.(a),(b)	588,773
1,645	CyberArk Software Ltd.(a)	579,303
17,358	Dynatrace, Inc.(a)	815,305

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	SOFTWARE — 19.3% (Continued)
10,070	Five9, Inc.(a)	$253,160
57,469	Freshworks, Inc., Class A(a),(b)	848,817
14,201	Gitlab, Inc., Class A(a)	662,761
37,706	JFrog Ltd.(a)	1,273,332
4,796	MongoDB, Inc.(a)	825,727
10,405	Omnicell, Inc.(a)	325,260
39,511	Privia Health Group, Inc.(a)	927,718
11,978	Procore Technologies, Inc.(a),(b)	767,670
11,532	Q2 Holdings, Inc.(a)	913,911
6,274	Rubrik, Inc., Class A(a)	442,505
22,100	Varonis Systems, Inc.(a)	946,764
27,189	Vertex, Inc., Class A(a)	1,088,376
		15,336,854
	TECHNOLOGY HARDWARE — 1.2%
4,542	Fabrinet(a)	931,383

	TECHNOLOGY SERVICES — 4.0%
10,710	ExlService Holdings, Inc.(a)	519,221
4,534	Globant SA(a),(b)	533,062
915	MSCI, Inc.	498,776
8,598	Shift4 Payments, Inc., Class A(a),(b)	703,316
14,510	WNS Holdings LTD.(a)	878,146
		3,132,521

	TOTAL COMMON STOCKS (Cost $71,009,856)	76,487,178

	SHORT-TERM INVESTMENTS — 28.5%
	MONEY MARKET FUNDS — 3.8%
2,993,621	Fidelity Investments Money Market Government Portfolio, Class I, 4.22%(c)	2,993,621

	COLLATERAL FOR SECURITIRES LOANED — 24.7%
19,566,902	Mount Vernon Liquid Assets Portfolio, 4.42%(c),(d)	19,566,902

	TOTAL MONEY MARKET FUNDS (Cost $22,560,523)	22,560,523
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,560,523)	22,560,523

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	TOTAL INVESTMENTS - 125.2% (Cost $93,570,379)	$99,047,701
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%	(19,904,786)
	NET ASSETS - 100.0%	$79,142,915

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $18,848,682 at April 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	CLOSED END FUNDS — 0.7%
	MIXED ALLOCATION — 0.7%
136,545	Vietnam Enterprise Investments Ltd.(a)	$948,722

	TOTAL CLOSED END FUNDS (Cost $861,698)	948,722

	COMMON STOCKS — 95.9%
	AEROSPACE & DEFENSE — 1.9%
342,795	Bharat Electronics Ltd.	1,273,398
2,156	Hanwha Aerospace Company Ltd.	1,210,182
		2,483,580
	ASSET MANAGEMENT — 0.9%
108,773	360 ONE WAM Ltd.	1,265,369

	AUTOMOTIVE — 3.3%
28,700	BYD Company Ltd.	1,395,117
21,000	BYD Company Ltd., H Shares	997,412
4,246	Hyundai Motor Company	568,259
17,446	Kia Corp	1,107,380
70,088	Sona Blw Precision Forgings Ltd. 144A(b)	398,470
		4,466,638
	BANKING — 21.5%
180,331	Abu Dhabi Islamic Bank PJSC	897,814
224,414	Axis Bank Ltd.	3,143,837
206,600	Banco do Brasil S.A.	1,049,947
4,433,300	Bank Central Asia Tbk P.T.	2,357,144
187,930	Bank of the Philippine Islands	471,751
27,522	Bank Polska Kasa Opieki S.A.	1,379,721
201,910	BDO Unibank, Inc.	580,169
161,000	China Merchants Bank Company Ltd., H Shares	878,190
5,900	Credicorp Ltd.	1,192,921
242,765	FirstRand Ltd.	950,449
214,300	Grupo Financiero Banorte SAB de CV	1,837,550
21,800	HDFC Bank Ltd. - ADR(c)	1,584,641
139,098	HDFC Bank Ltd.	3,155,409

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	BANKING — 21.5% (Continued)
21,400	ICICI Bank Ltd. - ADR	$718,184
2,994,000	Industrial & Commercial Bank of China Ltd., H Shares	2,050,907
25,179	KB Financial Group, Inc.	1,589,314
9,460	OTP Bank Nyrt	698,905
1,766,000	Public Bank Bhd	1,830,731
73,916	Saudi Awwal Bank	691,635
201,100	SCB X PCL	716,555
78,761	Woori Financial Group, Inc.	979,563
		28,755,337
	BEVERAGES — 2.0%
9,700	Fomento Economico Mexicano S.A.B. de C.V. - ADR	1,021,507
19,800	Heineken Malaysia Bhd	120,957
233,811	Varun Beverages Ltd.	1,441,667
		2,584,131
	BIOTECH & PHARMA — 0.7%
3,811	Hugel, Inc.(a)	975,336

	CHEMICALS — 0.3%
5,213,200	AKR Corporindo Tbk P.T.	395,664

	E-COMMERCE DISCRETIONARY — 5.0%
378,341	Alibaba Group Holding Ltd.	5,648,592
56,300	JD.com, Inc.	916,636
		6,565,228
	ELECTRIC UTILITIES — 1.9%
57,780	ACEN Corporation	2,765
428,700	China Yangtze Power Company Ltd., Class A	1,738,753
18,549	Metlen Energy & Metals S.A.	878,600
		2,620,118
	ELECTRICAL EQUIPMENT — 0.6%
83,300	Shenzhen Inovance Technology Company Ltd.	818,964

	ENGINEERING & CONSTRUCTION — 3.4%
226,721	Afcons Infrastructure Ltd.(a)	1,120,563

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	ENGINEERING & CONSTRUCTION — 3.4% (Continued)
391,985	Indus Towers Ltd.(a)	$1,886,601
41,328	Larsen & Toubro Ltd.	1,633,769
		4,640,933
	GAS & WATER UTILITIES — 1.2%
78,100	Cia de Saneamento Basico do Estado de Sao Paulo	1,562,028

	HEALTH CARE FACILITIES & SERVICES — 3.6%
1,175,600	Bangkok Dusit Medical	843,040
299,760	Max Healthcare Institute Ltd.	3,884,168
		4,727,208
	HOME & OFFICE PRODUCTS — 1.0%
134,600	Midea Group Co Ltd(a),(b)	1,270,479

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
45,800	Hong Kong Exchanges & Clearing Ltd.	2,000,970

	INSURANCE — 3.1%
182,800	AIA Group Ltd.	1,369,693
1,170,000	PICC Property & Casualty Company Ltd., H Shares	2,154,466
52,800	Prudential PLC	561,460
		4,085,619
	INTERNET MEDIA & SERVICES — 8.6%
237,600	Grab Holdings Ltd.(a)	1,159,488
158,400	Tencent Holdings Ltd.	9,702,064
11,350	Trip.com Group Ltd.	683,727
		11,545,279
	LEISURE FACILITIES & SERVICES — 3.4%
258,140	Jollibee Foods Corporation	1,061,566
39,841	Juniper Hotels Ltd.(a)	134,958
418,315	Lemon Tree Hotels Ltd. 144A(a),(b)	678,531
1,026,839	Minor International PCL	826,441
85,753	OPAP S.A.	1,906,941
		4,608,437

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	MACHINERY — 0.5%
23,000	Airtac International Group	$630,206

	MEDICAL EQUIPMENT & DEVICES — 0.6%
25,900	Shenzhen Mindray Bio-Medical Electronics Co.	782,380

	METALS & MINING — 1.6%
542,000	Chifeng Jilong Gold Mining Company Ltd.(a),(b)	1,782,051
134,000	Zijin Mining Group Company Ltd., H Shares	292,745
		2,074,796
	OIL & GAS PRODUCERS — 1.3%
931,585	Adnoc Gas plc	804,136
376,189	Gazprom PJSC(a),(d),(e)	-
1,064,000	PetroChina Company Ltd., H Shares	813,036
		1,617,172
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
736,044	ADNOC Drilling Company PJSC	982,002

	REAL ESTATE OWNERS & DEVELOPERS — 1.3%
1,294,100	Ayala Land, Inc.	581,209
273,600	Cyrela Brazil Realty S.A. Empreendimentos e	1,197,594
		1,778,803
	RENEWABLE ENERGY — 0.5%
21,600	Contemporary Amperex Technology Company Ltd.	689,804

	RETAIL - CONSUMER STAPLES — 0.0%(f)
8,512	Magnit PJSC(a),(d),(e)	-

	RETAIL - DISCRETIONARY — 3.3%
114,000	ANTA Sports Products Ltd.	1,346,991
243	LPP S.A.	994,737
54,440	SM Investments Corporation	848,426
315,200	Vivara Participacoes S.A.	1,228,052
		4,418,206

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	SEMICONDUCTORS — 13.0%
5,000	ASPEED Technology, Inc.	$469,252
13,000	eMemory Technology, Inc.	1,044,266
60,000	MediaTek, Inc.	2,543,463
11,621	SK Hynix, Inc.	1,448,195
417,608	Taiwan Semiconductor Manufacturing Company Ltd.	11,804,317
		17,309,493
	SPECIALTY FINANCE — 0.8%
27,000	Qifu Technology, Inc. - ADR(c)	1,107,810

	TECHNOLOGY HARDWARE — 4.2%
47,099	Accton Technology Corporation	875,175
14,000	Delta Electronics, Inc.	146,343
118,000	E Ink Holdings, Inc.	822,320
19,000	Lotes Company Ltd.	745,281
78,459	Samsung Electronics Company Ltd.	3,057,490
		5,646,609
	TECHNOLOGY SERVICES — 0.5%
2,424	Elm Company	670,746

	TELECOMMUNICATIONS — 2.3%
138,635	Bharti Airtel Ltd.	3,054,118

	TRANSPORTATION EQUIPMENT — 0.8%
16,602	Eicher Motors Ltd.	1,091,862

	WHOLESALE - CONSUMER STAPLES — 0.6%
138,116	Zabka Group S.A.(a)	788,444

	TOTAL COMMON STOCKS (Cost $103,346,534)	128,013,769

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	PREFERRED STOCKS — 0.5%
	AUTOMOTIVE — 0.3%
3,636	Hyundai Motor Company	$389,840

	TECHNOLOGY HARDWARE — 0.2%
7,714	Samsung Electronics Company Ltd.	254,329

	TOTAL PREFERRED STOCKS (Cost $712,424)	644,169

	SHORT-TERM INVESTMENTS — 4.5%
	COLLATERAL FOR SECURITIES LOANED — 1.6%
2,154,027	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(g),(h)	2,154,027

	MONEY MARKET FUNDS — 2.9%
3,906,484	First American Government Obligations Fund, Class X, 4.24%(h)	3,906,484

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,060,511)	6,060,511

	TOTAL INVESTMENTS - 101.6% (Cost $110,981,167)	$135,667,171
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(2,196,999)
	NET ASSETS - 100.0%	$133,470,172

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
SA	- Société Anonyme

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $4,129,531 or 3.1% of net assets.
(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,122,969 at April 30, 2025.
(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0
(e)	Illiquid security.
(f)	Percentage rounds to less than 0.1%.
(g)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $2,154,027 at April 30, 2025.
(h)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3%
	AEROSPACE & DEFENSE — 2.5%
5,586	Airbus S.E.	$948,675
1,950	Dassault Aviation S.A.	703,687
155	Hanwha Aerospace Company Ltd.	87,003
2,185	Leonardo SpA	113,688
3,316	MTU Aero Engines A.G.	1,148,636
44,730	Rolls-Royce Holdings plc	452,818
1,968	Safran S.A.	524,156
		3,978,663
	APPAREL & TEXTILE PRODUCTS — 0.4%
1,083	Adidas A.G.	249,395
55,100	Huali Industrial Group Company Ltd.	388,992
		638,387
	ASSET MANAGEMENT — 1.6%
162,300	Everbright Securities Company Ltd.	359,359
13,041	Industrivarden A.B., C Shares	457,996
25,896	Investor A.B., B Shares	767,323
16,380	UBS Group A.G.	497,071
35,091	XP, Inc., Class A	564,965
		2,646,714
	AUTOMOTIVE — 1.4%
28,000	Geely Automobile Holdings Ltd.	58,780
4,244	Hyundai Mobis Company Ltd.	795,651
71	Hyundai Motor Company	9,502
1,761	Kia Corp	111,779
3,981	Mercedes-Benz Group A.G.	238,216
300,100	Ningbo Joyson Electronic Corporation	679,203
246	Rheinmetall A.G.	419,297
		2,312,428
	BANKING — 21.5%
2,563	ABN AMRO Bank N.V. 144A(a)	53,157
143,000	Agricultural Bank of China Ltd., H Shares	87,260
17,316	AIB Group plc	116,478
0	Akbank T.A.S.	0
27,239	Alpha Bank AE	66,470

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	BANKING — 21.5% (Continued)
30,481	Banco Bilbao Vizcaya Argentaria S.A.	$418,668
209,983	Banco BPM SpA(b)	2,345,878
24,156	Banco de Sabadell S.A.	70,540
8,000	Banco do Brasil S.A.	40,656
1,128,455	Banco Santander Chile	67,916
85,730	Banco Santander S.A.	604,112
85,796	Bancolombia S.A.	1,011,027
11,511	Bank Handlowy w Warszawie S.A.	359,092
6,714	Bank Hapoalim BM	98,565
8,455	Bank Leumi Le-Israel BM	120,167
2,223,600	Bank Negara Indonesia Persero Tbk P.T.	560,346
4,404,000	Bank of China Ltd., H Shares	2,459,056
892,000	Bank of Communications Company Ltd., H Shares	780,011
229,387	Bank of Ireland Group PLC	2,695,565
1,044	Bank Polska Kasa Opieki S.A.	52,337
95,786	Barclays plc - ADR(b)	1,538,323
79,615	Barclays PLC	317,186
31,712	BNK Financial Group, Inc.	230,864
42,074	BNP Paribas S.A.	3,567,857
61,500	BOC Hong Kong Holdings Ltd.	255,123
20,483	CaixaBank S.A.	157,116
475	Capitec Bank Holdings Ltd.	88,158
760,000	China CITIC Bank Corp Ltd., H Shares	601,099
487,000	China Construction Bank Corporation, H Shares	400,032
216,000	China Minsheng Banking Corp Ltd., H Shares	101,359
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	208,825
339	Credicorp Ltd.	68,542
3,867	Danske Bank A/S	135,676
97,898	Emirates NBD Bank PJSC	547,877
6,688	Erste Group Bank A.G.	452,868
6,555	FinecoBank Banca Fineco SpA	131,280
27,735	FirstRand Ltd.	108,585
1	Haci Omer Sabanci Holding A/S	1
10,225	Hana Financial Group, Inc.	463,132

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	BANKING — 21.5% (Continued)
28,900	Hang Seng Bank Ltd.	$403,405
8,446	HSBC Holdings plc - ADR(b)	473,652
22,639	Industrial & Commercial Bank of China Ltd. - ADR	311,911
1,416,000	Industrial & Commercial Bank of China Ltd., H Shares	969,968
112,599	ING Groep N.V.	2,188,404
16,448	Intesa Sanpaolo SpA - ADR(b)	528,968
110,337	Intesa Sanpaolo SpA	589,498
6,727	Israel Discount Bank Ltd., Class A	50,288
64,900	Itau Unibanco Holding S.A.	355,555
8,000	Japan Post Bank Company Ltd.	82,290
15,000	Kasikornbank PCL	71,630
12,641	KB Financial Group, Inc.	797,908
115,200	Krung Thai Bank PCL	75,172
354,766	Lloyds Banking Group plc	348,581
321,737	Lloyds Banking Group plc - ADR(b)	1,270,861
2,822	Mediobanca Banca di Credito Finanziario SpA	57,769
4,952	National Bank of Greece S.A.	52,601
16,827	Nordea Bank Abp	224,244
1,218	OTP Bank Nyrt	89,986
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	86,534
17,423	Qatar National Bank QPSC	79,922
775,890	Sberbank of Russia PJSC(c),(d),(e)	-
24,500	SCB X PCL	87,298
282,700	Shanghai Pudong Development Bank Company Ltd.	425,949
2,831	Shinhan Financial Group Company Ltd.	102,186
3,214	Societe Generale S.A.	167,713
3,600	Sumitomo Mitsui Trust Group, Inc.	89,097
8,021	Svenska Handelsbanken A.B., A Shares	105,002
4,762	Swedbank A.B., Class A	118,888
1	Turkiye Is Bankasi A/S	0
56,032	UniCredit SpA - ADR	1,630,530
21,414	UniCredit SpA	1,246,915
1,284,860,000	VTB Bank PJSC(c),(d),(e)	-

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	BANKING — 21.5% (Continued)
0	Yapi ve Kredi Bankasi A/S	$0
		34,463,929
	BEVERAGES — 2.3%
724,400	Ambev S.A.	1,864,963
206	Carlsberg A/S - Series B	28,067
893	Coca-Cola Europacific Partners plc(b)	81,031
842	Coca-Cola Femsa S.A.B. de C.V. - ADR	79,257
770	Coca-Cola HBC A.G.	40,100
8,500	Fomento Economico Mexicano S.A.B. de C.V.	89,373
7,928	Fomento Economico Mexicano S.A.B. de C.V. - ADR	834,898
28,800	Hebei Yangyuan Zhihui Beverage Company Ltd., Class A	96,145
17,500	Kirin Holdings Company Ltd.	264,828
13,600	Yakult Honsha Company Ltd.	279,489
		3,658,151
	BIOTECH & PHARMA — 3.9%
10,400	Astellas Pharma, Inc.	104,191
35,847	AstraZeneca plc - ADR	2,573,456
2,709	AstraZeneca plc	394,842
18,700	Daiichi Sankyo Company Ltd.	478,559
361	Genmab A/S(e)	76,542
238,300	Joincare Pharmaceutical Group Industry Company	347,446
109,800	Livzon Pharmaceutical Group, Inc.	364,146
6,300	Otsuka Holdings Company Ltd.	307,259
4,300	Shionogi & Company Ltd.	72,273
50,700	Takeda Pharmaceutical Company Ltd.	1,534,249
		6,252,963
	CHEMICALS — 0.1%
3,282	Nutrien Ltd.	187,238
10,128	PhosAgro PJSC(c),(d),(e)	-
		187,238
	CONSTRUCTION MATERIALS — 0.2%
207,900	Huaxin Cement Company Ltd., Class A	343,694
0	Turkiye Sise ve Cam Fabrikalari A/S	0
		343,694

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	CONTAINERS & PACKAGING — 0.1%
7,938	Brambles Ltd.	$104,322

	DIVERSIFIED INDUSTRIALS — 0.0%(f)
1,625	Alfa Laval A.B.	67,404

	E-COMMERCE DISCRETIONARY — 0.4%
6,285	JD.com, Inc. - ADR	205,017
25,100	Meituan 144A(a),(e)	415,588
		620,605
	ELECTRIC UTILITIES — 0.9%
2,963	Emera, Inc.(a)	133,379
1,891	Fortis, Inc.	93,623
10,731	Hydro One Ltd.	412,913
276,800	Tokyo Electric Power Company Holdings, Inc.(e)	847,131
		1,487,046
	ELECTRICAL EQUIPMENT — 2.7%
62,916	ABB Ltd.	3,331,403
1,400	Daikin Industries Ltd.	159,560
16,737	Hexagon A.B.	162,908
1,854	Kone OYJ, Class B	114,917
10,700	Mitsubishi Electric Corporation	207,083
1,433	Prysmian SpA	78,783
3,587	Siemens Energy A.G.(e)	277,086
		4,331,740
	ENGINEERING & CONSTRUCTION — 0.0%(f)
1	Enka Insaat ve Sanayi A/S	1

	ENTERTAINMENT CONTENT — 4.2%
448,000	37 Interactive Entertainment Network Technology	935,011
5,800	Bandai Namco Holdings, Inc.	201,649
7,600	Capcom Company Ltd.	220,116
1,830	CD Projekt S.A.	113,336
551,400	Giant Network Group Company Ltd.	1,100,517
119,300	Kingnet Network Company Ltd.	278,314

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	ENTERTAINMENT CONTENT — 4.2% (Continued)
16,000	Konami Group Corporation	$2,286,016
13,500	NetEase, Inc.	290,198
30,400	Nexon Company Ltd.	477,167
1,943	Sea Ltd. - ADR(b),(e)	260,459
9,200	Toho Company Ltd.	525,462
		6,688,245
	FOOD — 1.5%
5,800	Ajinomoto Company, Inc.	118,684
73,019	BRF S.A. - ADR	289,155
610,200	Charoen Pokphand Foods PCL	483,314
67,300	Dekon Food And Agriculture Group(a)	364,890
1,350,500	WH Group Ltd. 144A(a)	1,207,616
		2,463,659
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(f)
930	West Fraser Timber Company Ltd.	68,865

	GAS & WATER UTILITIES — 0.4%
33,914	Cia de Saneamento Basico do Estado de Sao Paulo - ADR(b)	689,472

	HOME & OFFICE PRODUCTS — 1.2%
1	Arcelik A/S(e)	3
134,400	Haier Smart Home Company Ltd.	458,842
71,600	Haier Smart Home Company Ltd., H Shares	207,784
285,200	Hangzhou Robam Appliances Co., Ltd.	767,542
48,000	Hisense Home Appliances Group Company Ltd., H Shares	145,564
90,400	Jason Furniture Hangzhou Company Ltd.	310,162
		1,889,897
	HOUSEHOLD PRODUCTS — 0.4%
3,401	Essity A.B., Class B - Series B	98,362
8,000	Kao Corporation	342,716
6,500	Unicharm Corporation	60,379
1,251	Unilever plc	79,842
		581,299

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	INDUSTRIAL INTERMEDIATE PROD — 0.1%
273,900	China International Marine Containers Group	$172,062

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
30,000	B3 S.A. - Brasil Bolsa Balcao	70,468
7,600	Daiwa Securities Group, Inc.	50,140
1,003	Deutsche Boerse A.G.	323,327
338,200	Guotai Junan Securities Company Ltd. 144A(a)	482,009
22,800	Hong Kong Exchanges & Clearing Ltd.	996,116
5,200	Japan Exchange Group, Inc.	57,878
4,005	London Stock Exchange Group plc - ADR	157,405
16,200	Nomura Holdings, Inc.	90,330
		2,227,673
	INSURANCE — 8.2%
7,524	Aegon Ltd.	48,434
181,400	AIA Group Ltd.	1,359,203
2,170	Allianz S.E.	898,204
821	ASR Nederland N.V.	51,847
58,619	Aviva plc	439,236
364,000	China Life Insurance Company Ltd., H Shares	665,239
13,600	China Pacific Insurance Group Company Ltd., H Shares	37,002
1,142,000	China Reinsurance Group Corporation 144A(a)	132,433
14,800	Dai-ichi Life Insurance Co. Ltd.	106,907
12,290	Generali	449,543
7,097	Hyundai Marine & Fire Insurance Company Ltd.(e)	110,909
14,300	Japan Post Holdings Company Ltd.	139,058
41,400	MS&AD Insurance Group Holdings, Inc.	941,409
35,287	NN Group N.V.	2,165,604
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	1,368,267
24,000	PICC Property & Casualty Company Ltd., H Shares	44,194
23,873	Ping An Insurance Group Company of China Ltd. - ADR	285,521
1,462	Powszechny Zaklad Ubezpieczen S.A.	22,813
3,712	Samsung Fire & Marine Insurance Company Ltd.	978,117
56,100	Sompo Holdings, Inc.	1,839,232
2,700	T&D Holdings, Inc.	57,476

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	INSURANCE — 8.2% (Continued)
10,200	Tokio Marine Holdings, Inc.	$409,012
816	Zurich Insurance Group A.G.	578,807
		13,128,467
	INTERNET MEDIA & SERVICES — 1.4%
970	Kakao Corporation	26,027
748	NAVER Corporation	105,118
841	Spotify Technology S.A.(b),(e)	516,357
23,400	Tencent Holdings Ltd.	1,433,259
33,000	Z Holdings Corporation	124,859
		2,205,620
	LEISURE FACILITIES & SERVICES — 1.6%
2,945	Aristocrat Leisure Ltd.	125,783
962	Evolution A.B.(a)	66,648
63,200	H World Group Ltd.	221,714
159,000	Haidilao International Holding Ltd. 144A(a)	357,994
1,183	InterContinental Hotels Group plc - ADR(b)	127,634
1,467	Restaurant Brands International, Inc.(b)	94,475
148,800	Shanghai Jinjiang International Hotels Company	491,496
185,700	Songcheng Performance Development Company Ltd.	238,720
359,100	Wanda Film Holding Company Ltd.(e)	556,073
2,981	Yum China Holdings, Inc.	129,107
1,200	Zensho Holdings Company Ltd.	74,183
		2,483,827
	MACHINERY — 0.3%
11,516	Atlas Copco A.B.	159,922
504	Kongsberg Gruppen ASA	81,194
160,300	Sinomach Heavy Equipment Group Company Ltd.(e)	62,178
7,000	Techtronic Industries Company Ltd.	70,447
9,000	WEG S.A.	71,414
		445,155
	MEDICAL EQUIPMENT & DEVICES — 2.4%
3,548	Alcon, Inc.(b)	345,686
51,700	Andon Health Company Ltd.	269,531
11,700	Hoya Corporation	1,377,272

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 2.4% (Continued)
3,092	Koninklijke Philips N.V.	$78,539
6,500	Olympus Corporation	85,205
4,944	Sonova Holding A.G.	1,519,966
12,700	Terumo Corporation	243,189
		3,919,388
	METALS & MINING — 4.6%
27,504	Agnico Eagle Mines Ltd.(b)	3,233,608
26,862	Barrick Gold Corporation	511,452
13,368	Franco-Nevada Corporation(b)	2,296,356
11,875	Gold Fields Ltd.	266,327
6,766	Kinross Gold Corporation	99,866
378,500	MMC Norilsk Nickel PJSC(c),(d),(e)	-
6,021	Northern Star Resources Ltd.	73,963
9,540	Wheaton Precious Metals Corporation(b)	796,736
204,300	Wuchan Zhongda Group Company Ltd.	142,942
		7,421,250
	OIL & GAS PRODUCERS — 3.1%
105,666	BP PLC	487,945
7,629	Cenovus Energy, Inc.	89,826
1,214,000	China Petroleum & Chemical Corporation, H Shares	619,707
28,916	Empresas COPEC S.A.	197,590
12,053	Enbridge, Inc.(b)	562,755
15,200	ENEOS Holdings, Inc.	73,207
11,818	Eni SpA	169,392
10,556	Equinor ASA - ADR(b)	235,293
6,389	Equinor ASA	144,611
247,390	Gazprom PJSC(c),(d),(e)	-
87,530	Gazprom PJSC - ADR(c),(d),(e)	-
5,300	Inpex Corporation	66,328
24,250	LUKOIL PJSC(c),(d),(e)	-
1,184,100	PetroChina Company Ltd., H Shares	904,807
20,200	Petroleo Brasileiro S.A.	114,119
84,063	Petroleo Brasileiro S.A. - ADR	949,072
88,400	PTT PCL	81,978

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	OIL & GAS PRODUCERS — 3.1% (Continued)
6,588	Repsol S.A.	$80,596
117,940	Rosneft Oil Company PJSC(c),(d),(e)	-
6,936	Suncor Energy, Inc.	244,999
6,830	Tatneft PJSC(c),(d),(e)	-
		5,022,225
	PUBLISHING & BROADCASTING — 0.0%(f)
7,110	Informa plc	69,463

	REAL ESTATE OWNERS & DEVELOPERS — 1.3%
33,223	Emaar Properties PJSC	118,713
59,665	Ronesans Gayrimenkul Yatirim A/S(e)	170,314
7,500	Sun Hung Kai Properties Ltd.	71,147
204,000	Wharf Real Estate Investment Company Ltd.	487,872
563,600	Zhejiang China Commodities City Group Company Ltd.	1,187,027
		2,035,073
	RENEWABLE ENERGY — 0.0%(f)
5,304	Vestas Wind Systems A/S	70,710

	RETAIL - CONSUMER STAPLES — 1.2%
1,500	Alimentation Couche-Tard, Inc.	78,306
13,500	CK Hutchison Holdings Ltd.	76,127
2,579	Dollarama, Inc.	318,252
31,509	Jeronimo Martins SGPS S.A.	763,224
5,713	Kesko OYJ, B Shares	131,272
4,269	Metro, Inc.	329,025
27,000	Wal-Mart de Mexico S.A.B de C.V.	85,543
6,459	Woolworths Group Ltd.	130,365
		1,912,114
	RETAIL - DISCRETIONARY — 1.3%
2,200	Fast Retailing Company Ltd.	723,983
3,254	Hennes & Mauritz A.B., Class B(b)	47,156
5,896	Industria de Diseno Textil S.A.	317,319
71,200	Lao Feng Xiang Company Ltd., B Shares	247,705
62,300	Lao Feng Xiang Company Ltd., A Shares	411,235

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL - DISCRETIONARY — 1.3% (Continued)
439	Pandora A/S	$65,347
6,267	Wesfarmers Ltd.	313,965
16,000	Zhongsheng Group Holdings Ltd.	24,075
		2,150,785
	SEMICONDUCTORS — 3.3%
7,000	MediaTek, Inc.	296,737
2,672	SK Hynix, Inc.	332,981
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	4,748,773
		5,378,491
	SOFTWARE — 2.9%
115	Constellation Software, Inc.	414,501
3,652	Dassault Systemes S.E.	136,976
479	Descartes Systems Group, Inc. (The)(e)	50,482
6,500	Obic Company Ltd.	227,670
1,699	Open Text Corporation	45,999
7,897	SAP S.E.	2,312,483
1,523	SAP S.E. - ADR	445,005
6,931	Shopify, Inc., Class A(e)	658,978
10,300	TIS, Inc.	297,416
814	Xero Ltd.(e)	85,728
		4,675,238
	SPECIALTY FINANCE — 0.6%
17,600	ORIX Corporation	353,205
20,481	Samsung Card Company Ltd.	604,104
		957,309
	TECHNOLOGY HARDWARE — 4.2%
70,790	Anker Innovations Technology Company Ltd.	867,673
3,000	Asustek Computer, Inc.	54,729
10,100	Brother Industries Ltd.	177,568
11,100	Canon, Inc.	342,687
16,200	FUJIFILM Holdings Corporation	331,954
154,808	Hisense Visual Technology Company Ltd.	507,394
81,000	Hon Hai Precision Industry Company Ltd.	360,012
538	LG Electronics, Inc.	26,972

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	TECHNOLOGY HARDWARE — 4.2% (Continued)
12,532	Logitech International S.A.(b)	$947,000
7,300	Nintendo Company Ltd.	606,300
25,690	Nokia OYJ	128,535
37,000	Panasonic Holdings Corporation	424,419
43,965	Samsung Electronics Company Ltd.	1,713,285
14,277	Telefonaktiebolaget LM Ericsson, Class B	120,613
		6,609,141
	TECHNOLOGY SERVICES — 1.9%
120	Adyen N.V. 144A(a),(e)	194,346
1,131	CGI, Inc.	119,941
11,851	Experian plc	589,652
18,100	Nomura Research Institute Ltd.	685,689
5,557	RELX plc - ADR	303,579
16,019	RELX plc	872,784
1,311	Wolters Kluwer N.V.	231,660
		2,997,651
	TELECOMMUNICATIONS — 5.3%
6,500	Advanced Info Service PCL	57,333
34,036	BT Group PLC	79,003
874,038	China United Network Communications Ltd., Class A	639,630
96,561	Deutsche Telekom A.G.	3,471,101
35,200	KDDI Corporation	624,133
745,700	Maxis Bhd	641,168
585,800	Nippon Telegraph & Telephone Corporation	612,580
19,056	Ooredoo QPSC	67,900
2,035	Rogers Communications Inc, Class B	53,059
47,500	Singapore Telecommunications Ltd.	137,437
6,023	Tele2 A.B., B Shares	88,871
149,500	Telefonica Brasil S.A.	728,678
67,098	Telekom Austria A.G.	709,017
3,564	Telenor ASA	53,528
5,447	TIM S.A. - ADR(b)	90,856
22,807	Vodafone Group plc - ADR(b)	222,596

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	TELECOMMUNICATIONS — 5.3% (Continued)
245,517	Vodafone Group plc	$241,291
		8,518,181
	TOBACCO & CANNABIS — 1.7%
66,229	British American Tobacco plc - ADR(b)	2,884,273

	TRANSPORTATION & LOGISTICS — 2.0%
21,600	ANA Holdings, Inc.	415,098
15,349	Canadian National Railway Company	1,486,091
4,100	Central Japan Railway Company	86,316
135,000	China Airlines Ltd.	88,719
10,700	East Japan Railway Company	232,040
3,924	Poste Italiane SpA 144A(a)	79,712
1	Turk Hava Yollari AO(e)	7
880,900	YUNDA Holding Group Company Ltd.	822,783
		3,210,766
	TRANSPORTATION EQUIPMENT — 1.7%
851,000	China Railway Signal & Communication Corp Ltd. 144A(a)	342,346
2,605	HD Hyundai Heavy Industries Company Ltd.	735,860
7,161	Korea Shipbuilding & Offshore Engineering Company	1,368,181
17,634	Wartsila OYJ Abp	326,081
		2,772,468
	WHOLESALE - DISCRETIONARY — 0.1%
9,600	Pop Mart International Group Ltd. 144A(a)	239,434

	TOTAL COMMON STOCKS (Cost $141,604,164)	154,981,486

	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY — 0.5%
13,978	iShares Core MSCI Emerging Markets ETF(b)	757,188
1,194	iShares MSCI Emerging Markets ETF(b)	52,249
		809,437

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.5% (Continued)
	EQUITY — 0.5% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $782,220)	$809,437

	PREFERRED STOCKS — 1.6%
	AUTOMOTIVE — 0.1%
1,238	Volkswagen A.G.	134,819

	BANKING — 0.4%
27,900	Banco Bradesco S.A.	67,453
44,474	Bancolombia S.A.	453,997
25,600	Itau Unibanco Holding S.A.	160,505
		681,955
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
110,420	Mirae Asset Securities Company Ltd.	376,552

	INSURANCE — 0.4%
3,206	Samsung Fire & Marine Insurance Company Ltd.	636,090

	OIL & GAS PRODUCERS — 0.1%
25,800	Petroleo Brasileiro S.A.	136,572

	TECHNOLOGY HARDWARE — 0.4%
19,632	Samsung Electronics Company Ltd.	647,264

	TOTAL PREFERRED STOCKS (Cost $2,579,654)	2,613,252

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(f)
	SOFTWARE — 0.0%(f)
108	Constellation Software Inc (Canada)	04/02/2040	$0.00	$-

	TOTAL WARRANT (Cost $0)			-

	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED — 8.0%
12,941,519	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(g),(h)			12,941,519

	MONEY MARKET FUNDS — 0.1%
181,978	Fidelity Government Portfolio, Class I, 4.20%(h)			181,978

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,123,497)			13,123,497

	TOTAL INVESTMENTS - 106.5% (Cost $158,089,535)			$171,527,672
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%			(10,401,577)
	NET ASSETS - 100.0%			$161,126,095

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
SA	- Société Anonyme
TAS	- Turkish Accounting Standards

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is 4,069,552 or 2.5% of net assets.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $12,540,982 at April 30, 2025.
(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Percentage rounds to less than 0.1%.
(g)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $12,941,519 at April 30, 2025.
(h)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.7%
	COMMODITY — 3.2%
113,800	iShares GSCI Commodity Dynamic Roll Strategy ETF	$2,756,236

	EQUITY — 28.5%
153,100	Franklin FTSE Japan ETF(c)	4,678,736
112,400	Franklin FTSE United Kingdom ETF(c)	3,276,460
30,600	Invesco Nasdaq 100 ETF(c)	5,993,010
61,500	SPDR EURO STOXX 50 ETF(c)	3,459,375
12,200	SPDR S&P 500 ETF Trust ETF(c)	6,765,388
		24,172,969

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,309,678)	26,929,205

Principal Amount ($)		Coupon Rate (%)	Maturity
	NON U.S. GOVERNMENT & AGENCIES — 5.2%
	SUPRANATIONAL — 5.2%
1,500,000	Asian Development Bank	1.0000	04/14/26	1,459,416
1,500,000	Asian Development Bank(c)	2.6250	01/12/27	1,473,207
1,500,000	International Bank for Reconstruction & Development	0.3750	07/28/25	1,485,395
				4,418,018
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,403,680)			4,418,018

	U.S. GOVERNMENT & AGENCIES — 44.3%
	U.S. TREASURY NOTES — 44.3%
3,000,000	United States Treasury Note	2.1250	05/15/25	2,997,344
3,200,000	United States Treasury Note	0.2500	05/31/25	3,188,774
3,000,000	United States Treasury Note	2.8750	06/15/25	2,994,820
2,500,000	United States Treasury Note	2.7500	06/30/25	2,493,854
3,000,000	United States Treasury Note	2.8750	07/31/25	2,988,966
3,500,000	United States Treasury Note	2.0000	08/15/25	3,476,298
3,000,000	United States Treasury Note	0.2500	09/30/25	2,951,493
2,500,000	United States Treasury Note	0.2500	10/31/25	2,451,975
2,500,000	United States Treasury Note	2.8750	11/30/25	2,481,997

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 44.3% (Continued)
	U.S. TREASURY NOTES — 44.3% (Continued)
1,500,000	United States Treasury Note	3.8750	01/15/26	$1,498,592
2,000,000	United States Treasury Note	0.5000	02/28/26	1,943,267
1,000,000	United States Treasury Note	2.2500	03/31/26	985,020
1,500,000	United States Treasury Note	0.7500	08/31/26	1,441,523
2,000,000	United States Treasury Note	0.8750	09/30/26	1,921,328
2,000,000	United States Treasury Note	1.1250	10/31/26	1,924,844
2,000,000	United States Treasury Note	1.2500	12/31/26	1,921,914
				37,662,009
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $37,576,230)			37,662,009

Shares
	SHORT-TERM INVESTMENTS — 30.7%
	COLLATERAL FOR SECURITIES LOANED — 13.7%
11,669,140	Mount Vernon Liquid Assets Portfolio, LLC, , 4.42% (Cost $11,669,140)(a)(d)			11,669,140

	MONEY MARKET FUNDS — 17.0%
14,463,152	MSILF Government Portfolio, Institutional Class, 4.23% (Cost $14,463,152)(a)			14,463,152

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,132,292)			26,132,292

	TOTAL INVESTMENTS - 111.9% (Cost $87,421,880)			$95,141,524
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9)%			(10,098,446)
	NET ASSETS - 100.0%			$85,043,078

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
112	CBOT 10 Year US Treasury Note	06/19/2025	$12,568,500	$124,406
27	Eurex 10 Year Euro BUND	06/09/2025	4,034,082	36,754
13	Eurex EURO STOXX 50	06/23/2025	752,732	13,806
25	Euro BONO Futures on Long-Term Spanish Government	06/09/2025	3,541,383	17,681
60	Euro-BTP Italian Bond	06/09/2025	8,182,993	146,311
48	French Government Bond	06/09/2025	6,837,551	50,832
9	FTSE 100 Index	06/23/2025	1,015,287	8,891
66	Long Gilt	06/27/2025	8,226,579	116,517
22	TSE TOPIX (Tokyo Price Index)	06/13/2025	4,101,526	124,930
	TOTAL LONG FUTURES CONTRACTS			$640,128

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	CME E-Mini NASDAQ 100 Index	06/23/2025	$1,572,680	$(6,380)
8	CME E-Mini Standard & Poor’s 500 Index	06/23/2025	2,234,800	19,700
	TOTAL SHORT FUTURES CONTRACTS			$13,320

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
British Pound	07/17/2025	US Bank	350,000	$466,624	$20,147
Euro	07/17/2025	US Bank	550,000	626,637	22,720
Japanese Yen	07/17/2025	US Bank	85,000,000	599,980	16,596
				$1,693,241	$59,463

To Sell:
British Pound	07/17/2025	US Bank	2,550,000	$3,399,691	$(182,627)
Euro	07/17/2025	US Bank	3,250,000	3,702,856	(277,350)
Japanese Yen	07/17/2025	US Bank	703,000,001	4,962,184	(219,580)
				$12,064,731	$(679,557)

Total					$(620,094)

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $11,387,077 at April 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $11,669,140 at April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS — 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(l)	$5,700
	TOTAL COMMON STOCKS (Cost $57,730)	5,700

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.8%
	AUTOMOTIVE — 1.1%
2,429,000	Ford Motor Credit Company, LLC		6.9500	06/10/26	2,454,543

	BANKING — 10.8%
2,500,000	ABN AMRO Bank N.V.(c),(d)	H15T1Y + 1.550%	6.5750	10/13/26	2,518,246
1,805,000	Bank of Nova Scotia (The)(d)	H15T5Y + 4.551%	4.9000	09/04/68	1,801,923
3,590,000	Barclays plc(d),(e)	USISSO05 + 3.686%	7.6250	09/15/73	3,443,476
2,005,000	JPMorgan Chase & Company(f)	US0003M + 0.550%	5.1000	02/01/27	1,965,105
3,550,000	NatWest Group plc(d)	H15T1Y + 2.850%	7.4720	11/10/26	3,599,188
4,615,000	Societe Generale S.A.(c)		5.2500	02/19/27	4,650,422
5,145,000	Wells Fargo & Company(f)	US0003M + 0.500%	5.0180	01/15/27	5,043,782
795,000	Wells Fargo & Company		5.9500	12/01/86	796,623
					23,818,765
	BIOTECH & PHARMA — 0.7%
1,750,000	Biocon Biologics Global plc(c)		6.6700	10/09/29	1,576,245

	CHEMICALS — 1.4%
300,000	Celanese US Holdings, LLC(e)		6.5000	04/15/30	293,441
2,735,000	Orbia Advance Corp S.A.B. de C.V.(c)		6.8000	05/13/30	2,733,168
					3,026,609
	COMMERCIAL SUPPORT SERVICES — 0.3%
725,000	RR Donnelley & Sons Company(c)		9.5000	08/01/29	693,502

	CONSUMER SERVICES — 1.0%
2,300,000	Grand Canyon University		5.1250	10/01/28	2,170,491

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.8% (Continued)
	E-COMMERCE DISCRETIONARY — 1.9%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	$2,036,839
2,010,000	Rakuten Group, Inc.(c)		9.7500	04/15/29	2,126,275
					4,163,114
	ELECTRIC UTILITIES — 5.7%
3,465,000	American Electric Power Company, Inc.		5.6990	08/15/25	3,473,226
2,895,000	Dominion Energy, Inc.(d)	H15T5Y + 2.207%	6.6250	05/15/55	2,853,686
3,030,000	NextEra Energy Capital Holdings, Inc.		5.7490	09/01/25	3,038,807
3,300,000	PG&E Corporation(d)	H15T5Y + 3.883%	7.3750	03/15/55	3,216,904
					12,582,623
	ENGINEERING & CONSTRUCTION — 1.1%
2,345,000	IHS Holding Ltd.(c)		5.6250	11/29/26	2,293,458

	ENTERTAINMENT CONTENT — 0.7%
1,560,000	Paramount Global		6.8750	04/30/36	1,564,948

	FOOD — 0.8%
1,645,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	1,696,798

	HEALTH CARE FACILITIES & SERVICES — 1.0%
2,210,000	CVS Health Corporation(d)	H15T5Y + 2.886%	7.0000	03/10/55	2,240,340

	INSTITUTIONAL FINANCIAL SERVICES — 2.9%
3,515,000	Credit Suisse Group A.G.(c),(d)	SOFRRATE + 3.340%	6.3730	07/15/26	3,524,911
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	313,875
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,542,958
					6,381,744
	INSURANCE — 2.1%
1,130,000	Farmers Insurance Exchange(c),(d)	H15T10Y + 3.864%	7.0000	10/15/64	1,138,099
2,285,000	Ohio National Financial Services, Inc.(c)		6.8000	01/24/30	2,225,236
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,358,632
					4,721,967
	LEISURE FACILITIES & SERVICES — 1.0%
2,185,000	Las Vegas Sands Corporation		5.6250	06/15/28	2,189,220

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.8% (Continued)
	METALS & MINING — 0.9%
1,445,000	First Quantum Minerals Ltd.(c)		8.0000	03/01/33	$1,431,501
598,162	Samarco Mineracao S.A.(c)		9.0000	06/30/31	563,355
					1,994,856
	OIL & GAS PRODUCERS — 2.8%
3,000,000	Hess Corporation		6.0000	01/15/40	3,140,896
3,075,000	Venture Global LNG, Inc.(c),(e)		9.8750	02/01/32	3,127,242
					6,268,138
	SEMICONDUCTORS — 1.1%
2,375,000	Foundry JV Holdco, LLC(c)		6.1000	01/24/36	2,419,352

	SPECIALTY FINANCE — 4.3%
2,320,000	AerCap Ireland Capital DAC / AerCap Global(d)	H15T5Y + 2.441%	6.5000	01/31/56	2,254,207
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(d)	H15T5Y + 2.720%	6.9500	03/10/55	2,018,084
2,900,000	Avolon Holdings Funding Ltd.(c)		4.2500	04/15/26	2,873,876
2,320,000	Avolon Holdings Funding Ltd.(c)		4.9500	01/15/28	2,307,565
					9,453,732
	TELECOMMUNICATIONS — 4.5%
828,000	Frontier Communications Corporation(c)		6.7500	05/01/29	832,245
4,857,000	Frontier Communications Holdings, LLC(c),(e)		6.0000	01/15/30	4,876,706
2,380,000	Rogers Communications, Inc.(d)	H15T5Y + 2.653%	7.0000	04/15/55	2,396,527
1,190,000	Rogers Communications, Inc.(d)	H15T5Y + 2.620%	7.1250	04/15/55	1,185,437
558,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	561,311
					9,852,226
	TRANSPORTATION & LOGISTICS — 0.7%
1,552,191	United Airlines Pass Through Trust Series 2020-1B Class B		4.8750	01/15/26	1,546,910

	TOTAL CORPORATE BONDS (Cost $107,428,631)				103,109,581

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.1%
	HIGHER EDUCATION — 1.1%
2,405,000	Maricopa County Industrial Development Authority(c)	7.3750	10/01/29	$2,499,180
	TOTAL MUNICIPAL BONDS (Cost $2,405,000)			2,499,180

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.0%
	SOVEREIGN — 1.0%
2,295,000	Colombia Government International Bond	7.7500	11/07/36	2,189,563
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,286,386)			2,189,563

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 47.4%
	U.S. TREASURY BILLS — 47.4%
7,380,000	United States Treasury Bill(g)	-	05/06/25	7,375,698
27,000,000	United States Treasury Bill(g)	-	06/17/25	26,851,069
27,075,000	United States Treasury Bill(g)	-	07/10/25	26,854,940
27,295,000	United States Treasury Bill(g)	-	09/18/25	26,860,459
975,000	United States Treasury Note	3.8750	04/30/30	980,446
5,825,000	United States Treasury Note	4.6250	02/15/35	6,033,881
3,345,000	United States Treasury Note(o)	4.7500	02/15/45	3,368,520
6,405,000	United States Treasury Note(n)	4.5000	11/15/54	6,212,850
				104,537,863
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $104,394,930)			104,537,863

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS — 3.3%
7,225,683	First American Government Obligations Fund, Class X, 4.24%(i)	7,225,683

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.3% (Continued)
	COLLATERAL FOR SECURITIES LOANED — 3.0%
6,631,390	Mount Vernon Liquid Assets Portfolio, 4.42%(h)	$6,631,390

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,857,073)	13,857,073

	TOTAL INVESTMENTS - 102.6% (Cost $230,429,750)	$226,198,960
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%	(5,805,764)
	NET ASSETS - 100.0%	$220,393,196

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation (Depreciation)
34	CBOT 10 Year US Treasury Note	06/19/2025	$3,815,438	$(83,407)
24	CBOT 5 Year US Treasury Note	07/01/2025	2,620,688	(54,750)
59	CBOT US Treasury Bond	06/19/2025	6,880,874	(35,353)
122	Ultra 10-Year US Treasury Note	06/19/2025	13,997,593	(240,465)
54	Ultra U.S. Treasury Bond	06/19/2025	6,535,688	11,390
	TOTAL FUTURES CONTRACTS			$(402,585)

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value(m)	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciaton)
CDX.NA.HY SERIES 44	Quarterly(1)	HSBC Securities	5.00%	407.51	12/20/2029	$17,000,000	(741,954)	(849,449)	$(431,458)
CDX.NA.IG SERIES 44	Quarterly(1)	HSBC Securities	1.00%	67.12	12/20/2029	41,000,000	(665,498)	(716,803)	$(205,673)
DARDEN RESTAURANTS INC	Quarterly(1)	Barclays	1.00%	25.00	6/20/2027	7,000,000	(117,565)	(9,956)	$(107,609)
LENNAR CORPORATIOn	Quarterly(2)	Barclays	5.00%	(109.00)	12/20/2029	(5,000,000)	853,439	917,811	$(64,372)
TOLL BROTHERS INC.	Quarterly(1)	Barclays	1.00%	109.00	12/20/2029	5,000,000	12,475	(56,014)	$68,489
VERIZON COMMUNICATIONS INC(k)	Quarterly(2)	Barclays	-1.00%	(41.00)	6/20/2027	(7,000,000)	93,669	1,792	$91,877
TOTAL							(565,434)	(712,619)	(648,746)

(1)	Buy Protection
(2)	Sell Protection

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Maturity Date	Unrealized Appreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$14,000,000	US0001M	6/20/2025	$55,624

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month
USISSO05	USD INTEREST SWAP SOFR 5YR
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is 48,686,941 or 22.1% of net assets.
(d)	Variable rate security; the rate shown represents the rate on April 30, 2025.
(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,462,840 at April 30, 2025.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)	Zero coupon bond.
(h)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $6,631,390 at April 30, 2025.
(i)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.
(l)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.
(m)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(n)	All or portion of security held as collateral for Futures at April 30, 2025.
(o)	All or portion of security held as collateral for Swaps at April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	CLOSED END FUNDS — 1.6%
	EQUITY — 1.6%
2,468,782	Altaba, Inc. (h)	$3,703,173

	TOTAL CLOSED END FUNDS (Cost $1,226,356)	3,703,173

Shares		Fair Value
	COMMON STOCKS — 76.2%
	ADVERTISING & MARKETING — 3.2%
94,678	Omnicom Group, Inc.(c)	7,210,676

	AEROSPACE & DEFENSE — 2.0%
175,613	Triumph Group, Inc.(b)	4,460,570

	BANKING — 0.4%
45,388	Pacific Premier Bancorp, Inc.	923,192

	CABLE & SATELLITE — 5.3%
131,747	Liberty Broadband Corporation - Series C(b),(c)	11,908,611

	CHEMICALS — 5.7%
189,436	Covestro A.G. 144A(b),(d)	12,757,935

	FOOD — 2.2%
60,845	Kellanova(c)	5,036,141

	HEALTH CARE FACILITIES & SERVICES — 3.3%
78,678	Amedisys, Inc.(b)	7,466,542

	HOME CONSTRUCTION — 5.8%
261,438	AZEK Company, Inc. (The)(b)	12,956,867

	INDUSTRIAL SUPPORT SERVICES — 2.6%
8,083	H&E Equipment Services, Inc.	725,934
196,966	WillScot Holdings Corporation	4,947,787
		5,673,721

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 76.2% (Continued)
	INSURANCE — 3.0%
20,366	Enstar Group Ltd.(b)	$6,810,594

	LEISURE FACILITIES & SERVICES — 4.1%
477,890	Everi Holdings, Inc.(b)	6,714,354
187,911	Playa Hotels & Resorts N.V.(b)	2,521,766
		9,236,120
	OIL & GAS PRODUCERS — 10.5%
84,102	Columbia Pipeline Group, Inc.(b),(h)	-
118,183	Hess Corporation(c)	15,251,516
1,400,965	Veren, Inc.	8,293,402
		23,544,918
	OIL & GAS SERVICES & EQUIPMENT — 2.0%
181,921	ChampionX Corporation	4,389,754

	REAL ESTATE SERVICES — 3.9%
5,436,022	ESR Cayman Ltd. 144A(d)	8,663,240

	RETAIL - CONSUMER STAPLES — 5.6%
130,340	Just Eat Takeaway.com N.V. 144A(b),(d)	2,843,244
886,163	Walgreens Boots Alliance, Inc.	9,721,208
		12,564,452
	RETAIL - DISCRETIONARY — 2.5%
230,078	Nordstrom, Inc.(b)	5,554,083

	SPECIALTY FINANCE — 2.0%
37,700	Mr Cooper Group, Inc.(b)	4,486,677

	STEEL — 4.5%
233,665	United States Steel Corporation	10,213,497

	TECHNOLOGY SERVICES — 2.9%
717,794	Dun & Bradstreet Holdings, Inc.	6,438,612

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 76.2% (Continued)
	TELECOMMUNICATIONS — 4.7%
290,806	Frontier Communications Parent, Inc.(b)	$10,541,717
205,893	NII Holdings, Inc. 144A(b),(d),(h)	72,063
		10,613,780
	TRANSPORTATION & LOGISTICS — 0.0%(a)
1,025	American Airlines Group, Inc.(b),(c)	10,199
101,283	American Airlines Group, Inc. Escrow Security(b),(h)	-
		10,199

	TOTAL COMMON STOCKS (Cost $171,403,628)	170,920,181

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.4%
	ASSET MANAGEMENT — 0.0% (a)
117,448	Pershing Square Sparc Holdings Ltd(h)	9/29/2034	$-	35,234

	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
532,221	Resolute Forest Products, Inc. - CVR(h)		$6.25	798,332

	MEDICAL EQUIPMENT & DEVICES — 0.0% (a)
34,956	Abiomed, Inc. - CVR(h)	12/31/2034	$35.00	55,930

	TOTAL RIGHT (Cost $850,905)			889,496

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.2%
	MONEY MARKET FUNDS — 10.7%
24,019,732	Fidelity Investments Money Market Government Portfolio, Class I, 4.22%(f)	24,019,732

	COLLATERAL FOR SECURITIES LOANED — 8.5%
19,011,252	Mount Vernon Liquid Assets Portfolio, 4.42%(e),(f)	19,011,252

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,030,984)	43,030,984

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Contracts(f)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED — 0.1%
	PUT OPTIONS PURCHASED — 0.1%
377	Mr Cooper Group, Inc.	Morgan Stanley	01/16/2026	$95	$4,486,677	$329,875
46	Rocket Companies, Inc.	Morgan Stanley	01/16/2026	9	59,386	6,785
	TOTAL PUT OPTIONS PURCHASED (Cost - $399,829)					336,660

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $399,829)					336,660

	TOTAL INVESTMENTS - 97.5% (Cost $216,911,702)					$218,880,494
	CALL OPTIONS WRITTEN - (1.3)% (Premiums received - $2,510,888)					(3,091,912)
	TOTAL SECURITIES SOLD SHORT – (23.3)% (Proceeds Received - $56,341,275)					(52,065,563)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 27.1%					60,927,809
	NET ASSETS - 100.0%					$224,650,828

Contracts(g)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS — (1.3)%
	CALL OPTIONS WRITTEN — (1.3)%
450	AZEK Company, Inc. (The)	Morgan Stanley	12/19/2025	$50	$2,230,200	$208,125
377	Mr Cooper Group, Inc.	Morgan Stanley	01/16/2026	130	4,486,677	706,875
1,341	United States Steel Corporation	Morgan Stanley	07/18/2025	37	5,861,511	1,156,612
520	United States Steel Corporation	Morgan Stanley	07/18/2025	42	2,272,920	271,700
1,970	WillScot Holdings Corporation	Morgan Stanley	12/19/2025	25	4,948,640	748,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,510,888)					3,091,912

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $2,510,888)					$3,091,912

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $18,378,764 at April 30, 2025.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is 24,336,482 or 10.8% of net assets.
(e)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $19,011,252 at April 30, 2025.
(f)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 2.08 of net assets. The total value of these securities is $4,664,732.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — (23.3)%
	ADVERTISING & MARKETING — (3.1)%
(275,227)	Interpublic Group of Companies, Inc. (The)	$(6,913,702)

	BANKING — (0.4)%
(41,529)	Columbia Banking System, Inc.	(931,080)

	CABLE & SATELLITE — (5.4)%
(31,096)	Charter Communications, Inc., Class A	(12,185,278)

	CONSTRUCTION MATERIALS — (1.2)%
(111,653)	James Hardie Industries plc	(2,646,314)

	INDUSTRIAL SUPPORT SERVICES — (0.1)%
(1,040)	Herc Holdings, Inc.	(113,818)

	OIL & GAS PRODUCERS — (11.1)%
(121,154)	Chevron Corporation	(16,484,213)
(1,471,001)	Whitecap Resources, Inc.	(8,345,166)
		(24,829,379)
	OIL & GAS SERVICES & EQUIPMENT — (2.0)%
(133,714)	Schlumberger Ltd.	(4,445,992)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $56,341,275)	$(52,065,563)

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025 (Unaudited) (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Hong Kong Dollar	05/02/2025	US Bank	1,245,931	$160,648	$54
Australian Dollar	06/27/2025	Morgan Stanley FX	4,262,012	2,731,830	37,627
				$2,892,478	$37,681

To Sell:
Euro	05/12/2025	Morgan Stanley FX	14,390,934	$16,326,426	$(1,170,143)
Hong Kong Dollar	05/21/2025	Morgan Stanley FX	70,668,286	9,114,269	(14,834)
				$25,440,695	$(1,184,977)

Total					$(1,147,296)

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ASSET MANAGEMENT — 6.1%
3,325	Blackstone, Inc.	$437,936
625,997	FTAI Infrastructure, LLC	2,704,306
		3,142,242
	DATA CENTER REIT — 11.5%
14,630	Digital Realty Trust, Inc.	2,348,700
4,041	Equinix, Inc.	3,478,291
		5,826,991
	ELECTRICAL EQUIPMENT — 1.4%
1,888	GE Vernova, LLC	700,108

	FOOD — 0.8%
137,154	Cadiz, Inc.(a)	389,517

	GAMING REIT — 2.2%
35,304	VICI Properties, Inc.	1,130,434

	HEALTH CARE REIT — 6.1%
24,329	Ventas, Inc.	1,704,976
9,346	Welltower, Inc.	1,426,106
		3,131,082
	INDUSTRIAL REIT — 7.9%
35,542	Prologis, Inc.	3,632,392
10,379	Rexford Industrial Realty, Inc.	343,545
		3,975,937
	INFRASTRUCTURE REIT — 15.4%
18,626	American Tower Corporation, Class A	4,198,486
23,391	Crown Castle, Inc.	2,473,832
4,488	SBA Communications Corporation, Class A	1,092,379
		7,764,697
	INTERNET MEDIA & SERVICES — 0.9%
6,808	Zillow Group, Inc., Class C(a),(b)	458,383

	LEISURE FACILITIES & SERVICES — 5.2%
29,881	MGM Resorts International(a)	940,056

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	LEISURE FACILITIES & SERVICES — 5.2% (Continued)
21,255	Wynn Resorts Ltd.(b)	$1,706,989
		2,647,045
	MORTGAGE FINANCE — 2.5%
70,851	AGNC Investment Corporation(b)	625,614
33,554	Annaly Capital Management, Inc.	657,659
		1,283,273
	OFFICE REIT — 1.7%
12,077	Alexandria Real Estate Equities, Inc.	877,515

	OIL & GAS PRODUCERS — 1.2%
113,756	New Fortress Energy, Inc.(b)	617,695

	REAL ESTATE SERVICES — 2.8%
11,714	CBRE Group, Inc., Class A(a)	1,431,217

	RESIDENTIAL REIT — 7.7%
11,330	American Homes 4 Rent, Class A	423,629
4,608	AvalonBay Communities, Inc.	967,588
7,022	Equity LifeStyle Properties, Inc.	454,885
11,577	Equity Residential	813,400
21,127	Invitation Homes, Inc.	722,332
4,609	Sun Communities, Inc.	573,498
		3,955,332
	RETAIL REIT — 6.2%
98,342	Macerich Company (The)	1,441,694
10,989	Simon Property Group, Inc.	1,729,449
		3,171,143
	SELF-STORAGE REIT — 4.8%
8,127	Extra Space Storage, Inc.	1,190,768
4,225	Public Storage	1,269,317
		2,460,085
	SELF-STORAGE REITS — 0.7%
8,535	CubeSmart	347,118

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SPECIALTY FINANCE — 5.2%
24,641	FTAI Aviation Ltd.	$2,639,298

	SPECIALTY REITS — 4.5%
10,064	Americold Realty Trust, Inc.	194,638
12,564	Iron Mountain, Inc.	1,126,614
68,859	NewLake Capital Partners, Inc.	986,061
		2,307,313
	TECHNOLOGY SERVICES — 2.2%
15,171	CoStar Group, Inc.(a)	1,125,233

	TIMBER REIT — 1.1%
22,192	Weyerhaeuser Company	574,995

	TRANSPORTATION & LOGISTICS — 0.4%
2,096	Kirby Corporation(a)	201,992

	TOTAL COMMON STOCKS (Cost $45,142,167)	50,158,645

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.6%
	MONEY MARKET FUNDS — 1.2%
627,465	Fidelity Investments Money Market Government Portfolio, Class I, 4.22%(c)	627,465

	COLLATERAL FOR SECURITIES LOANED — 4.4%
2,246,134	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c),(d)	2,246,134

	TOTAL MONEY MARKET FUNDS (Cost $2,873,599)	2,873,599
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,873,599)	2,873,599

	TOTAL INVESTMENTS - 104.1% (Cost $48,015,766)	$53,032,244
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(2,110,597)
	NET ASSETS - 100.0%	$50,921,647

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,107,282 at April 30, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $2,246,134 at April 30, 2025.
(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.2%
	U.S. TREASURY BILLS — 41.0%
22,000,000	United States Treasury Bill(a)	3.6727	05/08/25	$21,982,044
28,000,000	United States Treasury Bill(a),(b)	4.1211	07/10/25	27,772,422
				49,754,466

		Coupon Rate (%)	Maturity

	U.S. TREASURY NOTES — 12.2%
16,000,000	United States Treasury Note	1.2500	09/30/28	14,777,188

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,618,711)			64,531,654

Shares
SHORT-TERM INVESTMENTS — 23.1%
MONEY MARKET FUNDS — 23.1%
28,091,383	Fidelity Government Portfolio, Class I, 4.20% (Cost $28,091,383)(c)	28,091,383

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED — 23.4%
	CALL OPTIONS PURCHASED — 23.4%
100	S&P 500 INDEX	Societe Generale	06/11/2029	$5,450	$54,500,000	$12,645,507
150	S&P 500 INDEX	Societe Generale	01/31/2030	6,100	91,500,000	15,804,164
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,243,421)					28,449,671

	TOTAL FLEX OPTIONS PURCHASED (Cost - $35,243,421)					28,449,671

	TOTAL INVESTMENTS - 99.7% (Cost $127,953,515)					$121,072,708
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%					404,436
	NET ASSETS - 100.0%					$121,477,144

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
42	CBOT 10 Year US Treasury Note Future	06/18/2025	$4,713,188	$100,078
220	CBOT 2 Year US Treasury Note Future	06/30/2025	45,792,656	422,813
408	CBOT 5 Year US Treasury Note Future	06/30/2025	44,551,688	876,336
15	CBOT US Treasury Bond Futures	06/18/2025	1,749,375	5,944
59	CME E-Mini Standard & Poor’s 500 Index Future	06/20/2025	16,481,650	148,709
	TOTAL FUTURES CONTRACTS			$1,553,880

(a)	Zero coupon bond.
(b)	A portion is held as collateral for futures.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2025

	Dunham Corporate/ Government Bond Fund	Dunham Floating Rate Bond Fund	Dunham High-Yield Bond Fund	Dunham International Opportunity Bond Fund	Dunham Large Cap Value Fund
Assets:
Investments in securities, at cost	$214,874,218	$180,496,383	$201,708,935	$65,729,950	$127,306,799
Investments in securities, at value	$211,186,297	$174,794,067	$198,700,719	$63,449,413	$180,157,978
Foreign currency, at value (cost $0, $0, $0, $1,081,333, and $0 respectively)	-	-	-	1,086,054	-
Deposits with brokers for futures (a)	-	-	-	808,453	-
Deposits with brokers for swaps (a)	-	-	-	1,548,306	-
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	148,791	-
Unrealized appreciation on futures	-	-	-	263,411	-
Receivable for securities sold	4,809,498	5,124,083		402,600	-
Unrealized appreciation on swap contracts	-	-		31,961	-
Premiums paid on swap contracts	-	-		199,519	-
Interest and dividends receivable	1,932,627	1,568,897	2,922,500	1,095,627	181,878
Receivable for Fund shares sold	1,661,029	1,060,592	1,257,003	542,744	178,805
Prepaid expenses and other assets	38,326	31,375	37,569	27,978	38,546
Total Assets	219,627,777	182,579,014	202,917,791	69,604,857	180,557,207

Liabilities:
Payable for securities purchased	1,891,451	11,087,792	454,410	235,975	-
Payable for Fund shares redeemed	137,235	78,744	936,671	38,313	6,255
Distributions payable	3,499	9,666	10,500	5,373	-
Payable upon return of securities loaned (Market value of securities on loan $2,662,207, $5,420,195, $28,784,922, $998,201, $2,723,248 respectively)	2,733,018	5,564,337	29,544,068	1,024,611	2,761,892
Unrealized depreciation on forward foreign currency exchange contracts	-		-	1,187,111	-
Unrealized depreciation on futures	-		-	332,101	-
Premiums received on swap contracts	-		-	99,669	-
Payable to adviser	86,833	99,824	83,778	32,535	91,714
Payable to sub-adviser	31,068	18,911	29,554	25,463	20,388
Payable for distribution fees	8,087	6,278	17,985	485	13,394
Payable to related parties	36,265	29,216	28,205	39,781	19,779
Accrued expenses and other liabilities	13,409	15,033	11,414	19,227	23,649
Total Liabilities	4,940,865	16,909,801	31,116,585	3,040,644	2,937,071

Net Assets	$214,686,912	$165,669,213	$171,801,206	$66,564,213	$177,620,136

Net Assets:
Paid in capital	$226,857,008	$196,429,038	$187,457,487	$76,749,613	$124,061,281
Accumulated earnings (loss)	(12,170,096)	(30,759,825)	(15,656,281)	(10,185,400)	53,558,855
Net Assets	$214,686,912	$165,669,213	$171,801,206	$66,564,213	$177,620,136

Net Asset Value Per Share
Class N Shares:
Net Assets	$197,540,672	$151,263,435	$157,546,205	$61,564,090	$158,452,897
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	15,825,292	17,884,100	18,643,986	7,925,971	8,479,162
Net asset value, offering and redemption price per share	$12.48	$8.46	$8.45	$7.77	$18.69

Class A Shares:
Net Assets	$13,314,984	$9,608,697	$11,217,050	$4,308,727	$15,767,359
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,068,377	1,137,359	1,309,849	561,385	849,164
Net asset value, and redemption price per share *	$12.46	$8.45	$8.56	$7.68	$18.57
Front-end sales charge factor	0.9550	0.9550	0.9550	0.9550	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$13.05	$8.85	$8.96	$8.04	$19.70

Class C Shares:
Net Assets	$3,831,255	$4,797,081	$3,037,951	$691,396	$3,399,880
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	309,956	567,599	361,925	93,065	197,573
Net asset value, offering and redemption price per share	$12.36	$8.45	$8.39	$7.43	$17.21

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(a)	See Section 2.k. in the notes for the breakout by counterparty.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

April 30, 2025

	Dunham Small Cap Value Fund	Dunham Focused Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham International Stock Fund
Assets:
Investments in securities, at cost	$115,946,260	$106,173,643	$93,570,379	$110,981,167	$158,089,535
Investments in securities, at value	$110,858,685	$203,396,111	$99,047,701	$135,667,171	$171,527,672
Cash	-	-	-	-	289,234
Foreign currency, at value (cost $0, $0, $0, $14,360 and $273,372 respectively)	-	-	-	14,405	276,455
Receivable for securities sold	175,126	-	-	722,028	1,643,978
Unrealized appreciation on spot contracts	-	-	-	-	5,133
Interest and dividends receivable	42,186	76,365	22,934	346,358	1,396,900
Receivable for Fund shares sold	109,739	443,526	76,371	441,916	461,123
Prepaid expenses and other assets	38,107	37,777	43,883	36,870	43,166
Total Assets	111,223,843	203,953,779	99,190,889	137,228,748	175,643,661

Liabilities:
Payable for securities purchased	75,044	-	-	672,026	1,262,625
Payable for Fund shares redeemed	3,106	343,347	5,540	5,014	19,777
Cash overdraft due to broker	-	-	368,819	-	-
Payable upon return of securities loaned (Market value of securities on loan $11,789,907, $3,073,502,$18,848,682, $2,122,969, and $12,540,982 respectively)	12,257,583	3,137,940	19,566,902	2,154,027	12,941,519
Accrued foreign capital gains tax on appreciated securities	-	-	-	765,825	-
Payable to adviser	50,394	98,925	41,060	67,891	81,020
Payable to sub-adviser	14,321	29,750	14,407	8,906	105,829
Payable for distribution fees	5,601	28,039	14,026	8,706	13,143
Payable to related parties	15,410	24,220	14,591	19,886	43,100
Accrued expenses and other liabilities	11,642	35,003	22,629	56,295	50,553
Total Liabilities	12,433,101	3,697,224	20,047,974	3,758,576	14,517,566

Net Assets	$98,790,742	$200,256,555	$79,142,915	$133,470,172	$161,126,095

Net Assets:
Paid in capital	$107,288,621	$88,652,216	$78,179,247	$137,361,918	$139,613,560
Accumulated earnings (loss)	(8,497,879)	111,604,339	963,668	(3,891,746)	21,512,535
Net Assets	$98,790,742	$200,256,555	$79,142,915	$133,470,172	$161,126,095

Net Asset Value Per Share
Class N Shares:
Net Assets	$89,991,991	$175,127,352	$69,459,230	$119,365,920	$144,727,654
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	6,933,155	4,674,267	3,983,349	8,432,944	7,861,064
Net asset value, offering and redemption price per share	$12.98	$37.47	$17.44	$14.15	$18.41

Class A Shares:
Net Assets	$7,102,757	$18,539,391	$7,958,388	$12,150,000	$12,501,157
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	561,969	517,739	499,267	882,337	685,663
Net asset value, and redemption price per share *	$12.64	$35.81	$15.94	$13.77	$18.23
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$13.41	$37.99	$16.91	$14.61	$19.34

Class C Shares:
Net Assets	$1,695,994	$6,589,812	$1,725,297	$1,954,252	$3,897,284
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	171,233	210,964	167,442	155,116	233,893
Net asset value, offering and redemption price per share	$9.90	$31.24	$10.30	$12.60	$16.66

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

April 30, 2025

	Dunham Dynamic Macro Fund	Dunham Long/Short Credit Fund	Dunham Monthly Distribution Fund	Dunham Real Estate Stock Fund	Dunham U.S. Enhanced Market Fund
Assets:
Investments in securities, at cost	$87,421,880	$230,429,750	$216,911,702	$48,015,766	$127,953,515
Investments in securities, at value	$95,141,524	$226,198,960	$218,880,494	$53,032,244	$121,072,708
Cash	-	-	7	235,000	197,369
Foreign currency, at value (cost $0, $0, $17,598, $0 and $0 respectively)	-	-	18,438	-	-
Deposits with brokers for securities sold short (a)	-	-	79,844,851	-	-
Deposit with brokers for futures (a)	1,095,750	63,875	-	-	-
Deposit with brokers for swaps (a)	-	1,447,224	-	-	-
Unrealized appreciation on futures	659,828	11,390	-	-	1,553,880
Unrealized appreciation on swap contracts	-	215,990	-	-	-
Premiums paid on swap contracts	-	919,603	-	-	-
Unrealized appreciation on forward foreign currency exchange contracts	59,463	-	37,681	-	-
Receivable for securities sold	-	3,412,452	2,859,256	-	-
Interest and dividends receivable	240,238	2,153,353	111,850	26,241	105,309
Receivable for Fund shares sold	271,841	1,557,254	1,902,235	138,136	128,306
Due from sub-adviser	-	30,242		-	-
Prepaid expenses and other assets	37,572	40,082	203,549	34,851	35,111
Total Assets	97,506,216	236,050,425	303,858,361	53,466,472	123,092,683

Liabilities:
Option contracts written (premiums received $0, $0, $2,510,888, $0, and $0 respectively)	-	-	3,091,912	-	-
Securities sold short (proceeds received $0, $0, 56,341,275, $0, and $0 respectively)	-	-	52,065,563	-	-
Cash overdraft due to broker	-	-	-	-	1,475,855
Payable for securities purchased	-	5,791,529	3,380,039	-	-
Payable for Fund shares redeemed	9,337	180,094	134,300	2,616	1,515
Payable upon return of securities loaned (Market value of securities on loan $11,387,077, $6,462,840, $18,378,764, $2,107,282 and $0 respectively),	11,669,140	6,631,390	19,011,252	2,246,134	-
Unrealized depreciation on forward foreign currency exchange contracts	679,557		1,184,977	-	-
Distributions payable	-	16,038	40,784	-	-
Premiums received on swap contracts	-	1,632,222	-	-	-
Unrealized depreciation on swap contracts	-	809,112	-	-	-
Unrealized depreciation on futures	6,380	413,975	-	-	-
Payable for dividend on short sales	-	-	64,883	-	-
Payable to adviser	44,483	117,894	118,958	25,659	61,764
Payable to sub-adviser	20,445	-	39,795	4,579	40,589
Payable for distribution fees	4,805	14,304	29,525	1,093	2,544
Payable to related parties	14,795	26,878	34,234	13,815	18,411
Payable for line of credit	-	-	-	235,000	-
Accrued expenses and other liabilities	14,196	23,793	11,311	15,929	14,861
Total Liabilities	12,463,138	15,657,229	79,207,533	2,544,825	1,615,539

Net Assets	$85,043,078	$220,393,196	$224,650,828	$50,921,647	$121,477,144

Net Assets:
Paid in capital	$74,802,662	$239,262,986	$226,194,891	$65,965,757	$124,973,352
Accumulated earnings (loss)	10,240,416	(18,869,790)	(1,544,063)	(15,044,110)	(3,496,208)
Net Assets	$85,043,078	$220,393,196	$224,650,828	$50,921,647	$121,477,144

Net Asset Value Per Share
Class N Shares:
Net Assets	$75,395,242	$204,228,788	$195,008,391	$45,346,443	$110,875,080
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	6,161,054	23,270,896	6,768,506	3,511,710	8,236,873
Net asset value, offering and redemption price per share	$12.24	$8.78	$28.81	$12.91	$13.46

Class A Shares:
Net Assets	$7,997,102	$13,830,599	$18,718,840	$4,014,805	$9,809,874
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	662,964	1,580,177	693,641	308,883	729,693
Net asset value, and redemption price per share *	$12.06	$8.75	$26.99	$13.00	$13.44
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$12.80	$9.28	$28.64	$13.79	$14.26

Class C Shares:
Net Assets	$1,650,734	$2,333,809	$10,923,597	$1,560,399	$792,190
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	148,530	280,336	613,572	133,161	59,332
Net asset value, offering and redemption price per share	$11.11	$8.33	$17.80	$11.72	$13.35

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(a)	See Section 2.k. in the notes for the breakout by counterparty.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2025

	Dunham Corporate/ Government Bond Fund	Dunham Floating Rate Bond Fund	Dunham High-Yield Bond Fund	Dunham International Opportunity Bond Fund	Dunham Large Cap Value Fund
Investment Income:
Interest income	$5,777,393	$6,762,289	$7,320,118	$2,382,705	$77,264
Dividend income	6,012	-	14,775	-	1,605,117
Securities lending income - net	6,162	8,904	49,325	4,886	4,769
Less: Foreign withholding taxes	(1,133)	-	-	(1,721)	(3,126)
Total Investment Income	5,788,434	6,771,193	7,384,218	2,385,870	1,684,024

Operating Expenses:
Investment advisory fees	531,774	458,450	584,881	218,417	537,140
Sub-advisory fees	319,064	213,944	311,936	163,813	247,911
Sub-advisory performance fees	24,557	(18,065)	(12,965)	51,588	(29,200)
Distribution fees- Class A Shares	17,049	11,089	15,976	5,821	20,803
Distribution fees- Class C Shares	9,265	18,242	11,917	2,833	17,243
Administration fees	109,066	59,335	68,046	81,962	31,357
Registration fees	26,903	25,407	27,176	21,562	26,560
Transfer agent fees	20,640	19,245	20,888	15,620	20,113
Printing and postage expense	14,131	12,345	15,348	9,054	12,126
Professional fees	13,438	11,904	13,218	10,223	12,203
Fund accounting fees	12,804	9,218	11,701	4,376	9,967
Custodian fees	13,449	11,901	5,764	20,828	6,062
Chief Compliance Officer fees	6,220	4,327	5,957	2,254	4,701
Trustees’ fees	4,140	2,881	3,970	1,503	3,131
Third party administrative servicing fees	2,579	2,620	3,968	2,777	4,985
Insurance expense	1,067	864	980	441	1,088
Interest expense	-	327	-	242	360
Miscellaneous expenses	4,911	6,034	5,684	3,006	13,515
Total Operating Expenses	1,131,057	850,068	1,094,445	616,320	940,065
Less: Fees paid indirectly	-	-	-	-	(506)
Net Operating Expenses	1,131,057	850,068	1,094,445	616,320	939,559

Net Investment Income	4,657,377	5,921,125	6,289,773	1,769,550	744,465

Realized and Unrealized Gain (Loss) on Investments, Futures, Swap Contracts and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	(1,443,528)	(1,684,324)	(1,588,381)	423,058	1,495,991
Futures	-	-	-	(523,124)	-
Swap contracts	-	-	-	32,466	-
Forward foreign currency exchange contracts	-	-	-	650,319	-
Net realized gain (loss)	(1,443,528)	(1,684,324)	(1,588,381)	582,719	1,495,991
Net change in unrealized appreciation (depreciation) on:
Investments	72,065	(2,295,782)	(3,242,973)	(239,684)	(7,466,805)
Futures	-	-	-	27,759	-
Swap contracts	-	-	-	20,034	-
Forward foreign currency exchange contracts	-	-	-	(1,423,732)	-
Net change in unrealized appreciation (depreciation)	72,065	(2,295,782)	(3,242,973)	(1,615,623)	(7,466,805)
Net Realized and Unrealized Loss	(1,371,463)	(3,980,106)	(4,831,354)	(1,032,904)	(5,970,814)

Net Increase (Decrease) in Net Assets Resulting From Operations	$3,285,914	$1,941,019	$1,458,419	$736,646	$(5,226,349)

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Unaudited)(Continued)

For the Six Months Ended April 30, 2025

	Dunham Small Cap Value Fund	Dunham Focused Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham International Stock Fund
Investment Income:
Interest income	$78,434	$54,268	$54,095	$68,818	$13,575
Dividend income	829,755	271,172	166,778	1,317,374	2,988,369
Securities lending income - net	23,726	2,065	21,183	12,018	38,494
Less: Foreign withholding taxes	(3,155)	(2,552)	(248)	(192,700)	(294,389)
Total Investment Income	928,760	324,953	241,808	1,205,510	2,746,049

Operating Expenses:
Investment advisory fees	326,638	587,368	237,666	387,281	484,930
Sub-advisory fees	226,134	316,275	182,820	268,117	484,930
Sub-advisory performance fees	(126,927)	(139,153)	(97,177)	(220,494)	229,961
Distribution fees- Class A Shares	10,698	23,668	10,393	15,930	17,239
Distribution fees- Class C Shares	9,145	44,770	9,345	9,781	19,575
Registration fees	24,752	25,953	23,708	26,808	29,940
Administration fees	25,163	33,358	19,446	37,100	79,926
Transfer agent fees	16,522	24,242	16,313	17,447	22,200
Custodian fees	8,695	4,088	5,831	71,592	64,299
Printing and postage expense	11,842	16,485	8,217	9,662	13,896
Professional fees	10,774	12,691	10,143	12,711	11,954
Fund accounting fees	6,042	10,881	4,403	7,201	9,008
Third party administrative servicing fees	2,277	12,510	6,100	1,884	10,924
Chief Compliance Officer fees	2,935	5,315	2,158	3,471	4,387
Trustees’ fees	1,957	3,548	1,442	2,312	2,921
Insurance expense	539	1,294	491	6,514	957
Interest expense	229	2,686	1,429	5,774	8,519
Miscellaneous expenses	8,817	15,751	7,437	6,225	5,592
Total Operating Expenses	566,232	1,001,730	450,165	669,316	1,501,158
Less: Fees paid indirectly	-	(1,783)	(3,427)	-	-
Net Operating Expenses	566,232	999,947	446,738	669,316	1,501,158

Net Investment Income (Loss)	362,528	(674,994)	(204,930)	536,194	1,244,891

Realized and Unrealized Gain (Loss) on Investments, Foreign Capital Gains Tax, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts
Net realized gain (loss) from:
Investments	(2,770,298)	16,998,667	3,846,379	(560,359)	7,619,254
Foreign capital gains tax	-	-	-	(97,152)	-
Foreign currency transactions	-	-	-	(86,237)	(29,336)
Forward foreign currency exchange contracts	(5,020)	-	-	-	-
Net realized gain (loss)	(2,775,318)	16,998,667	3,846,379	(743,748)	7,589,918
Net change in unrealized appreciation (depreciation) on:
Investments	(7,985,651)	(18,112,262)	(9,417,087)	2,031,615	7,238,862
Foreign currency transactions	-	-	-	(9)	66,811
Net change in foreign capital gains tax on appreciated securities	-	-	-	121,987	-
Net change in unrealized appreciation (depreciation)	(7,985,651)	(18,112,262)	(9,417,087)	2,153,593	7,305,673
Net Realized and Unrealized Gain (Loss)	(10,760,969)	(1,113,595)	(5,570,708)	1,409,845	14,895,591

Net Increase (Decrease) in Net Assets Resulting From Operations	$(10,398,441)	$(1,788,589)	$(5,775,638)	$1,946,039	$16,140,482

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Unaudited)(Continued)

For the Six Months Ended April 30, 2025

	Dunham Dynamic Macro Fund	Dunham Long/Short Credit Fund	Dunham Monthly Distribution Fund	Dunham Real Estate Stock Fund	Dunham U.S. Enhanced Market Fund
Investment Income:
Interest income	$1,155,609	$6,216,890	$2,165,356	$6,836	$1,461,887
Dividend income	200,445	-	1,011,150	674,429	-
Securities lending income - net	7,679	3,235	6,248	11,682	-
Less: Foreign withholding taxes	-	-	(6,611)	-	-
Total Investment Income	1,363,733	6,220,125	3,176,143	692,947	1,461,887

Operating Expenses:
Investment advisory fees	263,748	750,400	765,440	151,824	348,656
Sub-advisory fees	243,459	692,677	706,560	105,109	268,197
Sub-advisory performance fees	(100,094)	(583,982)	22,324	(15,724)	16,862
Distribution fees- Class A Shares	11,052	18,263	24,510	5,418	12,547
Distribution fees- Class C Shares	7,936	11,121	55,460	8,511	3,683
Interest expense	71,057	557	528	1,206	1,888
Registration fees	25,945	28,680	30,052	26,575	19,152
Administration fees	26,065	49,686	46,576	17,671	29,320
Printing and postage expense	7,232	19,092	23,294	6,943	9,590
Transfer agent fees	15,124	24,795	22,631	14,564	15,519
Custodian fees	12,336	6,943	18,227	3,387	3,351
Professional fees	10,314	13,980	14,040	9,533	10,838
Fund accounting fees	4,888	13,915	14,193	2,814	6,469
Chief Compliance Officer fees	2,364	6,895	6,966	1,400	3,013
Third party administrative servicing fees	1,687	10,137	6,447	3,075	2,603
Trustees’ fees	1,573	4,593	4,637	933	2,007
Insurance expense	371	1,354	1,347	487	664
Dividend expense on short sales	-	-	964,834	-	-
Miscellaneous expenses	2,694	6,696	6,741	3,167	3,224
Total Operating Expenses	607,751	1,075,802	2,734,807	346,893	757,583
Less: Fees paid indirectly	-	-	-	-	-
Net Operating Expenses	607,751	1,075,802	2,734,807	346,893	757,583

Net Investment Income	755,982	5,144,323	441,336	346,054	704,304

Realized and Unrealized Gain (Loss) on Investments, Futures, Purchased Options, Securities Sold Short, Written Options, Swap Contracts, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	(158,415)	(827,307)	1,228,637	(1,707,493)	(124)
Futures	1,684,990	1,873,082	-	-	(2,777,379)
Purchased options	-	-	-	-	9,924,947
Securities sold short	-	-	1,810,903	-	-
Written options	-	-	862,840	-	-
Swap contracts	-	(174,326)	-	-	-
Forward foreign currency exchange contracts	446,086	-	968,712	-	-
Net realized gain (loss)	1,972,661	871,449	4,871,092	(1,707,493)	7,147,444
Net change in unrealized appreciation (depreciation) on:
Investments	188,911	(468,234)	3,065,685	(3,636,322)	226,834
Futures	374,006	(1,739,886)	-	-	3,623,026
Purchased options	-	-	-	-	(14,734,660)
Securities sold short	-	-	2,152,976	-	-
Written options	-	-	(471,482)	-	-
Swap contracts	-	(531,789)	-	-	-
Forward foreign currency exchange contracts	(863,347)	-	(1,542,479)	-	-
Foreign currency transactions	268,473	-	(8,551)	-	-
Net change in unrealized appreciation (depreciation)	(31,957)	(2,739,909)	3,196,149	(3,636,322)	(10,884,800)
Net Realized and Unrealized Gain (Loss)	1,940,704	(1,868,460)	8,067,241	(5,343,815)	(3,737,356)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,696,686	$3,275,863	$8,508,577	$(4,997,761)	$(3,033,052)

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham Corporate/ Government Bond Fund		Dunham Floating Rate Bond Fund		Dunham High-Yield Bond Fund		Dunham International Opportunity Bond Fund		Dunham Large Cap Value Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,657,377	$6,980,228	$5,921,125	$11,221,583	$6,289,773	$10,346,567	$1,769,550	$3,219,415	$744,465	$1,398,793
Net realized gain (loss) from investments, futures, swap contracts and forward foreign currency exchange contracts	(1,443,528)	(2,583,140)	(1,684,324)	(2,349,978)	(1,588,381)	(84,014)	582,719	(258,358)	1,495,991	8,616,613
Net change in unrealized appreciation (depreciation) on investments, futures, swap contracts and forward foreign currency exchange contracts	72,065	11,090,999	(2,295,782)	3,467,261	(3,242,973)	9,162,325	(1,615,623)	5,502,592	(7,466,805)	32,926,303
Net Increase (Decrease) in Net Assets Resulting From Operations	3,285,914	15,488,087	1,941,019	12,338,866	1,458,419	19,424,878	736,646	8,463,649	(5,226,349)	42,941,709

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	-	-	-	-	-	-	-	(213,047)	-	-
Class A	-	-	-	-	-	-	-	(23,094)	-	-
Class C	-	-	-	-	-	-	-	(3,547)	-	-
Distributions from Earnings
Class N	(4,327,892)	(6,355,289)	(5,446,516)	(9,771,232)	(5,750,923)	(9,175,444)	(1,806,958)	(2,780,147)	(7,032,506)	(6,210,651)
Class A	(280,037)	(596,179)	(335,625)	(842,249)	(383,865)	(899,531)	(118,665)	(280,714)	(818,143)	(934,186)
Class C	(47,010)	(88,871)	(168,481)	(445,750)	(91,684)	(202,277)	(18,188)	(38,322)	(159,797)	(164,686)
Total Distributions to Shareholders	(4,654,939)	(7,040,339)	(5,950,622)	(11,059,231)	(6,226,472)	(10,277,252)	(1,943,811)	(3,338,871)	(8,010,446)	(7,309,523)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	50,369,454	97,754,163	46,023,742	51,070,492	30,760,040	105,900,216	10,601,051	34,775,376	43,673,281	37,252,853
Class A	863,058	2,635,755	1,897,905	831,563	318,999	3,582,577	132,528	585,481	1,706,992	1,794,959
Class C	1,737,052	356,997	223,897	163,547	91,793	297,424	23,249	93,270	318,131	325,250
Reinvestment of distributions
Class N	4,316,066	6,339,325	5,431,058	9,742,222	5,716,034	9,138,332	1,768,999	2,926,617	6,996,009	6,187,152
Class A	275,941	588,024	328,161	822,956	371,070	867,112	117,026	299,749	659,510	796,812
Class C	43,327	77,577	143,531	378,487	75,120	165,942	17,436	40,378	155,509	161,382
Cost of shares redeemed
Class N	(43,996,696)	(34,257,106)	(25,246,986)	(31,139,784)	(58,525,904)	(37,323,031)	(20,161,979)	(18,263,130)	(16,490,223)	(54,082,258)
Class A	(1,837,536)	(5,857,941)	(1,090,808)	(4,757,093)	(3,177,560)	(6,137,000)	(1,187,654)	(3,220,985)	(1,694,083)	(8,062,953)
Class C	(281,253)	(671,875)	(376,054)	(1,385,189)	(335,023)	(1,024,048)	(152,050)	(308,410)	(330,368)	(854,066)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	11,489,413	66,964,919	27,334,446	25,727,201	(24,705,431)	75,467,524	(8,841,394)	16,928,346	34,994,758	(16,480,869)

Total Increase (Decrease) in Net Assets	10,120,388	75,412,667	23,324,843	27,006,836	(29,473,484)	84,615,150	(10,048,559)	22,053,124	21,757,963	19,151,317

Net Assets:
Beginning of Year/Period	204,566,524	129,153,857	142,344,370	115,337,534	201,274,690	116,659,540	76,612,772	54,559,648	155,862,173	136,710,856
End of Year/Period	$214,686,912	$204,566,524	$165,669,213	$142,344,370	$171,801,206	$201,274,690	$66,564,213	$76,612,772	$177,620,136	$155,862,173

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham Small Cap Value Fund		Dunham Focused Large Cap Growth Fund		Dunham Small Cap Growth Fund		Dunham Emerging Markets Stock Fund		Dunham International Stock Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$362,528	$524,280	$(674,994)	$(1,683,471)	$(204,930)	$(587,388)	$536,194	$1,321,427	$1,244,891	$3,351,163
Net realized gain (loss) from investments, foreign capital gain tax, foreign currency transactions and forward foreign currency transactions	(2,775,318)	12,430,474	16,998,667	25,308,121	3,846,379	10,142,813	(743,748)	(2,451,508)	7,589,918	16,299,965
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and foreign capital gains on appreciated securities	(7,985,651)	4,795,835	(18,112,262)	41,393,095	(9,417,087)	10,147,209	2,153,593	21,293,580	7,305,673	10,305,397
Net Increase (Decrease) in Net Assets Resulting From Operations	(10,398,441)	17,750,589	(1,788,589)	65,017,745	(5,775,638)	19,702,634	1,946,039	20,163,499	16,140,482	29,956,525

Distributions to Shareholders From:
Distributions from Earnings
Class N	(10,817,266)	(1,827,538)	(17,537,384)	(3,222,651)	-	-	(141,564)	(737,069)	(15,235,788)	(4,196,994)
Class A	(1,087,545)	(232,684)	(2,341,230)	(573,626)	-	-	-	(89,559)	(1,660,794)	(604,920)
Class C	(273,499)	(57,329)	(1,355,301)	(210,529)	-	-	-	(2,243)	(485,508)	(132,243)
Total Distributions to Shareholders	(12,178,310)	(2,117,551)	(21,233,915)	(4,006,806)	-	-	(141,564)	(828,871)	(17,382,090)	(4,934,157)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	25,544,152	40,484,487	55,587,200	41,597,438	26,297,701	27,985,682	32,532,596	26,970,579	38,466,539	40,160,885
Class A	319,396	3,468,387	3,151,137	5,709,109	1,541,718	2,051,504	700,590	2,476,344	1,243,407	1,683,033
Class C	178,962	252,956	630,171	1,450,632	185,640	184,691	100,756	367,163	103,617	515,696
Reinvestment of distributions
Class N	10,767,497	1,824,198	17,113,402	3,155,959	-	-	141,213	736,714	14,967,376	4,147,422
Class A	1,079,713	229,668	2,157,403	490,323	-	-	-	89,197	1,625,531	598,279
Class C	270,230	56,967	1,199,866	187,206	-	-	-	2,137	462,378	128,011
Cost of shares redeemed
Class N	(14,498,056)	(18,969,978)	(30,473,901)	(64,898,547)	(16,360,830)	(27,120,905)	(14,724,987)	(28,543,984)	(33,067,851)	(41,859,522)
Class A	(1,295,238)	(3,296,434)	(5,565,835)	(14,790,909)	(1,760,036)	(3,889,389)	(1,950,407)	(5,609,144)	(4,085,073)	(6,406,598)
Class C	(177,150)	(479,569)	(2,647,808)	(1,709,128)	(219,790)	(386,827)	(188,669)	(370,837)	(674,117)	(864,012)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	22,189,506	23,570,682	41,151,635	(28,807,917)	9,684,403	(1,175,244)	16,611,092	(3,881,831)	19,041,807	(1,896,806)

Total Increase (Decrease) in Net Assets	(387,245)	39,203,720	18,129,131	32,203,022	3,908,765	18,527,390	18,415,567	15,452,797	17,800,199	23,125,562

Net Assets:
Beginning of Year/Period	99,177,987	59,974,267	182,127,424	149,924,402	75,234,150	56,706,760	115,054,605	99,601,808	143,325,896	120,200,334
End of Year/Period	$98,790,742	$99,177,987	$200,256,555	$182,127,424	$79,142,915	$75,234,150	$133,470,172	$115,054,605	$161,126,095	$143,325,896

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham Dynamic Macro Fund		Dunham Long/Short Credit Fund		Dunham Monthly Distribution Fund		Dunham Real Estate Stock Fund		Dunham U.S. Enhanced Market Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$755,982	$1,185,218	$5,144,323	$9,545,112	$441,336	$3,807,934	$346,054	$805,799	$704,304	$1,640,399
Net realized gain (loss) from investments, futures, purchased options, securities sold short, written options, swap contracts and forward foreign currency exchange contracts	1,972,661	2,419,289	871,449	(4,539,461)	4,871,092	525,253	(1,707,493)	9,745,807	7,147,444	23,831,882
Net change in unrealized appreciation (depreciation) on investments, futures, purchased options, securities sold short, written options, swap contracts, foreign currency transactions, and forward foreign currency exchange contracts	(31,957)	5,747,996	(2,739,909)	4,572,767	3,196,149	9,002,336	(3,636,322)	8,740,638	(10,884,800)	6,571,973
Net Increase (Decrease) in Net Assets Resulting From Operations	2,696,686	9,352,503	3,275,863	9,578,418	8,508,577	13,335,523	(4,997,761)	19,292,244	(3,033,052)	32,044,254

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	-	-	-	-	-	(9,447,070)	-	-	-	-
Class A	-	-	-	-	-	(1,225,940)	-	-	-	-
Class C	-	-	-	-	-	(1,117,458)	-	-	-	-
Distributions from Earnings
Class N	(3,059,781)	(1,517,530)	(4,755,155)	(8,651,557)	(7,758,076)	(3,387,445)	(344,154)	(1,123,321)	(26,456,015)	(907,828)
Class A	(382,802)	(264,596)	(303,823)	(798,234)	(784,821)	(566,818)	(26,165)	(153,363)	(2,941,074)	(112,804)
Class C	(68,938)	(30,252)	(44,317)	(112,161)	(667,584)	(486,675)	(1,627)	(36,620)	(213,838)	(2,081)
Total Distributions to Shareholders	(3,511,521)	(1,812,378)	(5,103,295)	(9,561,952)	(9,210,481)	(16,231,406)	(371,946)	(1,313,304)	(29,610,927)	(1,022,713)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	18,411,958	36,707,585	36,561,020	101,527,169	37,841,206	95,227,428	13,735,236	9,783,684	36,381,826	32,125,225
Class A	213,755	4,262,529	316,906	3,237,988	733,608	3,861,799	499,786	429,219	1,521,311	1,548,479
Class C	249,817	727,877	312,087	337,031	356,201	823,551	72,945	115,803	205,299	448,851
Reinvestment of distributions
Class N	3,053,647	1,517,097	4,672,917	8,401,302	7,664,130	12,651,254	339,492	1,107,239	26,181,797	907,118
Class A	381,198	263,924	296,666	778,745	720,078	1,618,645	25,971	152,733	2,816,687	111,997
Class C	67,269	29,907	41,070	104,704	555,626	1,346,426	1,533	35,629	202,403	2,081
Cost of shares redeemed
Class N	(13,153,663)	(12,770,416)	(47,800,270)	(60,693,375)	(47,942,914)	(49,772,081)	(4,349,833)	(39,137,720)	(11,373,209)	(40,394,083)
Class A	(1,846,011)	(3,013,441)	(2,232,753)	(10,821,180)	(2,905,574)	(8,261,600)	(529,863)	(6,930,891)	(1,024,814)	(5,621,729)
Class C	(197,209)	(292,525)	(238,419)	(1,085,702)	(1,280,832)	(2,762,175)	(229,238)	(636,931)	(142,232)	(138,261)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	7,180,761	27,432,537	(8,070,776)	41,786,682	(4,258,471)	54,733,247	9,566,029	(35,081,235)	54,769,068	(11,010,322)

Total Increase (Decrease) in Net Assets	6,365,926	34,972,662	(9,898,208)	41,803,148	(4,960,375)	51,837,364	4,196,322	(17,102,295)	22,125,089	20,011,219

Net Assets:
Beginning of Year/Period	78,677,152	43,704,490	230,291,404	188,488,256	229,611,203	177,773,839	46,725,325	63,827,620	99,352,055	79,340,836
End of Year/Period	$85,043,078	$78,677,152	$220,393,196	$230,291,404	$224,650,828	$229,611,203	$50,921,647	$46,725,325	$121,477,144	$99,352,055

*	The Fund commenced operations on May 1, 2023

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Corporate/Government Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$12.57	$11.76	$12.01	$14.41	$14.44	$14.02
Income (loss) from investment operations:
Net investment income *	0.27	0.53	0.45	0.22	0.19	0.28
Net realized and unrealized gain (loss)	(0.09)	0.80	(0.29)	(2.38)	(0.01)	0.44
Total income (loss) from investment operations	0.18	1.33	0.16	(2.16)	0.18	0.72
Less distributions:
Distributions from net investment income	(0.27)	(0.52)	(0.41)	(0.24)	(0.21)	(0.30)
Total distributions	(0.27)	(0.52)	(0.41)	(0.24)	(0.21)	(0.30)
Net asset value, end of year/period	$12.48	$12.57	$11.76	$12.01	$14.41	$14.44

Total return + #	1.46%	11.45%	1.23%	(15.12)%	1.23%	5.17%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$197,541	$188,099	$111,045	$48,744	$78,345	$61,209
Ratios of expenses to average net assets: ^	1.04%	1.14%	1.17%	1.34%	1.25%	1.24%
Ratios of net investment income to average net assets ^	4.40%	4.24%	3.60%	1.67%	1.30%	1.99%
Portfolio turnover rate (1)	32%	53%	29%	35%	59%	75%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$12.55	$11.75	$12.00	$14.39	$14.42	$14.01	$12.45	$11.66	$11.91	$14.28	$14.31	$13.91
Income (loss) from investment operations:
Net investment income *	0.26	0.50	0.41	0.19	0.15	0.25	0.23	0.43	0.34	0.13	0.08	0.18
Net realized and unrealized gain (loss)	(0.09)	0.79	(0.28)	(2.37)	(0.01)	0.42	(0.09)	0.79	(0.27)	(2.36)	(0.01)	0.41
Total income (loss) from investment operations	0.17	1.29	0.13	(2.18)	0.14	0.67	0.14	1.22	0.07	(2.23)	0.07	0.59
Less distributions:
Distributions from net investment income	(0.26)	(0.49)	(0.38)	(0.21)	(0.17)	(0.26)	(0.23)	(0.43)	(0.32)	(0.14)	(0.10)	(0.19)
Total distributions	(0.26)	(0.49)	(0.38)	(0.21)	(0.17)	(0.26)	(0.23)	(0.43)	(0.32)	(0.14)	(0.10)	(0.19)
Net asset value, end of year/period	$12.46	$12.55	$11.75	$12.00	$14.39	$14.42	$12.36	$12.45	$11.66	$11.91	$14.28	$14.31

Total return + #	1.33%	11.09%	1.00%	(15.29)%	0.98%	4.84%	1.10%	10.54%	0.50%	(15.68)%	0.49%	4.29%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$13,315	$14,108	$15,680	$6,376	$9,593	$8,490	$3,831	$2,360	$2,428	$2,418	$2,678	$2,886
Ratios of expenses to average net assets: ^	1.29%	1.39%	1.42%	1.59%	1.50%	1.49%	1.79%	1.89%	1.92%	2.09%	2.00%	1.99%
Ratios of net investment income to average net assets ^	4.15%	3.97%	3.35%	1.42%	1.05%	1.75%	3.68%	3.48%	2.74%	0.96%	0.56%	1.31%
Portfolio turnover rate (1)	32%	53%	29%	35%	59%	75%	32%	53%	29%	35%	59%	75%

*	The net investment income per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Floating Rate Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$8.65	$8.55	$8.44	$9.18	$8.90	$9.36
Income (loss) from investment operations:
Net investment income *	0.33	0.80	0.76	0.41	0.27	0.34
Net realized and unrealized gain (loss)	(0.19)	0.09	0.15	(0.72)	0.32	(0.47)
Total income (loss) from investment operations	0.14	0.89	0.91	(0.31)	0.59	(0.13)
Less distributions:
Distributions from net investment income	(0.33)	(0.79)	(0.80)	(0.43)	(0.31)	(0.33)
Total distributions	(0.33)	(0.79)	(0.80)	(0.43)	(0.31)	(0.33)
Net asset value, end of year/period	$8.46	$8.65	$8.55	$8.44	$9.18	$8.90

Total return + #	1.60%	10.76%	11.18%	(3.46)%	6.63%	(1.30)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$151,263	$128,746	$98,042	$152,134	$173,112	$135,536
Ratios of expenses to average net assets (including interest expense) (1): ^	1.07%	1.02%	1.17%	1.04%	0.90%	1.00%
Ratios of net investment income to average net assets: ^	7.78%	9.20%	8.83%	4.67%	2.97%	3.81%
Portfolio turnover rate (3)	48%	80%	21%	56%	135%	76%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$8.64	$8.54	$8.43	$9.17	$8.89	$9.35	$8.64	$8.54	$8.43	$9.18	$8.89	$9.35
Income (loss) from investment operations:
Net investment income *	0.32	0.78	0.74	0.39	0.25	0.32	0.30	0.74	0.70	0.35	0.21	0.27
Net realized and unrealized gain (loss)	(0.19)	0.09	0.15	(0.72)	0.32	(0.47)	(0.19)	0.08	0.14	(0.74)	0.32	(0.46)
Total income (loss) from investment operations	0.13	0.87	0.89	(0.33)	0.57	(0.15)	0.11	0.82	0.84	(0.39)	0.53	(0.19)
Less distributions:
Distributions from net investment income	(0.32)	(0.77)	(0.78)	(0.41)	(0.29)	(0.31)	(0.30)	(0.72)	(0.73)	(0.36)	(0.24)	(0.27)
Total distributions	(0.32)	(0.77)	(0.78)	(0.41)	(0.29)	(0.31)	(0.30)	(0.72)	(0.73)	(0.36)	(0.24)	(0.27)
Net asset value, end of year/period	$8.45	$8.64	$8.54	$8.43	$9.17	$8.89	$8.45	$8.64	$8.54	$8.43	$9.18	$8.89

Total return + #	1.48%	10.50%	10.90%	(3.70)%	6.39%	(1.56)%	1.23%	9.95%	10.35%	(4.30)%	5.98%	(2.06)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$9,609	$8,684	$11,611	$20,569	$22,225	$19,705	$4,797	$4,915	$5,684	$6,495	$6,732	$6,800
Ratios of expenses to average net assets (including interest expense) (2): ^	1.32%	1.29%	1.41%	1.29%	1.15%	1.25%	1.82%	1.79%	1.93%	1.80%	1.65%	1.75%
Ratios of net investment income to average net assets: ^	7.53. %	9.02%	8.56%	4.44%	2.73%	3.56%	7.03%	8.50%	8.14%	3.95%	2.24%	3.07%
Portfolio turnover rate (3)	48%	80%	21%	56%	135%	76%	48%	80%	21%	56%	135%	76%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.07%	1.02%	1.08%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.32%	1.29%	1.32%				1.82%	1.79%	1.84%
^	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham High-Yield Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$8.66	$8.04	$8.00	$9.34	$8.88	$8.97
Income (loss) from investment operations:
Net investment income *	0.28	0.55	0.55	0.43	0.38	0.41
Net realized and unrealized gain (loss)	(0.21)	0.61	0.03	(1.36)	0.46	(0.09)
Total income (loss) from investment operations	0.07	1.16	0.58	(0.93)	0.84	0.32
Less distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.54)	(0.41)	(0.38)	(0.41)
Total distributions	(0.28)	(0.54)	(0.54)	(0.41)	(0.38)	(0.41)
Net asset value, end of year/period	$8.45	$8.66	$8.04	$8.00	$9.34	$8.88

Total return + #	0.79%	14.64%	7.44%	(10.09)%	9.54%	3.74%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$157,546	$184,016	$98,539	$81,243	$101,951	$83,009
Ratios of expenses to average net assets (including interest expense): ^	1.09%	1.17%	1.23%	1.19%	1.17%	1.14%
Ratios of net investment income to average net assets: ^	6.49%	6.38%	6.71%	4.96%	4.07%	4.69%
Portfolio turnover rate (1)	21%	57%	28%	36%	69%	75%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$8.77	$8.14	$8.09	$9.44	$8.97	$9.06	$8.60	$7.99	$7.96	$9.29	$8.83	$8.92
Income (loss) from investment operations:
Net investment income *	0.27	0.54	0.53	0.41	0.36	0.39	0.24	0.49	0.48	0.36	0.31	0.34
Net realized and unrealized gain (loss)	(0.21)	0.60	0.04	(1.37)	0.47	(0.09)	(0.20)	0.59	0.03	(1.34)	0.46	(0.09)
Total income (loss) from investment operations	0.06	1.14	0.57	(0.96)	0.83	0.30	0.04	1.08	0.51	(0.98)	0.77	0.25
Less distributions:
Distributions from net investment income	(0.27)	(0.51)	(0.52)	(0.39)	(0.36)	(0.39)	(0.25)	(0.47)	(0.48)	(0.35)	(0.31)	(0.34)
Total distributions	(0.27)	(0.51)	(0.52)	(0.39)	(0.36)	(0.39)	(0.25)	(0.47)	(0.48)	(0.35)	(0.31)	(0.34)
Net asset value, end of year/period	$8.56	$8.77	$8.14	$8.09	$9.44	$8.97	$8.39	$8.60	$7.99	$7.96	$9.29	$8.83

Total return + #	0.65%	14.29%	7.22%	(10.32)%	9.29%	3.44%	0.42%	13.75%	6.55%	(10.71)%	8.79%	2.95%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$11,217	$13,976	$14,543	$12,650	$13,592	$12,127	$3,038	$3,282	$3,577	$3,830	$4,746	$4,663
Ratios of expenses to average net assets (including interest expense): ^	1.35%	1.43%	1.48%	1.44%	1.42%	1.39%	1.84%	1.93%	1.98%	1.94%	1.92%	1.89%
Ratios of net investment income to average net assets: ^	6.23%	6.18%	6.46%	4.72%	3.82%	4.44%	5.74%	5.72%	5.94%	4.21%	3.32%	3.93%
Portfolio turnover rate (1)	21%	57%	28%	36%	69%	75%	21%	57%	28%	36%	69%	75%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham International Opportunity Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$7.88	$7.22	$6.96	$9.18	$9.05	$9.43
Income (loss) from investment operations:
Net investment income *	0.19	0.38	0.37	0.31	0.21	0.19
Net realized and unrealized gain (loss)	(0.09)	0.67	0.43	(2.15)	0.15	(0.37)
Total income (loss) from investment operations	0.10	1.05	0.80	(1.84)	0.36	(0.18)
Less distributions:
Distributions from net investment income	(0.21)	(0.36)	(0.38)	(0.38)	(0.23)	(0.11)
Distributions from net realized gains	-	-	-	(0.00)	-	(0.02)
Distributions from capital	-	(0.03)	(0.16)	-	-	(0.07)
Total distributions	(0.21)	(0.39)	(0.54)	(0.38)	(0.23)	(0.20)
Net asset value, end of year/period	$7.77	$7.88	$7.22	$6.96	$9.18	$9.05

Total return + #	1.29%	14.75%	11.67%	(20.52)%	3.93%	(1.81)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$61,564	$70,486	$46,613	$29,209	$62,423	$41,346
Ratios of expenses to average net assets (including interest expense): (1)^	1.67%	1.74%	1.68%	1.33%	1.78%	1.36%
Ratios of net investment income to average net assets: ^	4.88%	4.88%	4.97%	3.83%	2.21%	2.08%
Portfolio turnover rate (3)	35%	77%	50%	58%	40%	138%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$7.79	$7.14	$6.89	$9.08	$8.96	$9.34	$7.55	$6.93	$6.70	$8.84	$8.73	$9.11
Income from investment operations:
Net investment income *	0.18	0.35	0.34	0.29	0.18	0.17	0.15	0.30	0.30	0.25	0.13	0.10
Net realized and unrealized gain (loss)	(0.09)	0.67	0.44	(2.12)	0.14	(0.37)	(0.09)	0.65	0.42	(2.07)	0.14	(0.33)
Total income (loss) from investment operations	0.09	1.02	0.78	(1.83)	0.32	(0.20)	0.06	0.95	0.72	(1.82)	0.27	(0.23)
Less distributions:
Distributions from net investment income	(0.20)	(0.34)	(0.37)	(0.36)	(0.20)	(0.09)	(0.18)	(0.30)	(0.33)	(0.32)	(0.16)	(0.06)
Distributions from net realized gains	-	-	-	(0.00)	-	(0.02)	-	-	-	(0.00)	-	(0.02)
Distributions from capital	-	(0.03)	(0.16)	-	-	(0.07)	-	(0.03)	(0.16)	-	-	(0.07)
Total distributions	(0.20)	(0.37)	(0.53)	(0.36)	(0.20)	(0.18)	(0.18)	(0.33)	(0.49)	(0.32)	(0.16)	(0.15)
Net asset value, end of year/period	$7.68	$7.79	$7.14	$6.89	$9.08	$8.96	$7.43	$7.55	$6.93	$6.70	$8.84	$8.73

Total return + #	1.18%	14.47%	11.38%	(20.62)%	3.60%	(2.03)%	0.82%	13.91%	10.85%	(21.01)%	3.07%	(2.48)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$4,309	$5,313	$7,037	$4,787	$9,179	$6,722	$691	$814	$909	$854	$1,320	$1,180
Ratios of expenses to average net assets (including interest expense): (2)^	1.92%	1.99%	1.93%	1.58%	2.03%	1.61%	2.42%	2.49%	2.43%	2.08%	2.53%	2.11%
Ratios of net investment income to average net assets: ^	4.65%	4.59%	4.71%	3.61%	1.96%	1.91%	4.14%	4.10%	4.19%	3.13%	1.44%	1.21%
Portfolio turnover rate (3)	35%	77%	50%	58%	40%	138%	35%	77%	50%	58%	40%	138%

*	The net investment income per share data was determined using the average shares outstanding throughout the year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.67%	1.74%	1.67%	1.32%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.92%	1.99%	1.92%	1.57%			2.42%	2.49%	2.42%	2.07%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Large Cap Value Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$20.40	$16.23	$16.90	$19.59	$13.58	$14.96
Income (loss) from investment operations:
Net investment income *	0.09	0.18	0.20	0.14	0.13	0.17
Net realized and unrealized gain (loss)	(0.80)	4.93	(0.38)	(1.57)	6.03	(1.03)
Total income (loss) from investment operations	(0.71)	5.11	(0.18)	(1.43)	6.16	(0.86)
Less distributions:
Distributions from net investment income	(0.16)	(0.23)	(0.16)	(0.11)	(0.15)	(0.18)
Distributions from net realized gains	(0.84)	(0.71)	(0.33)	(1.15)	-	(0.34)
Total distributions	(1.00)	(0.94)	(0.49)	(1.26)	(0.15)	(0.52)
Net asset value, end of year/period	$18.69	$20.40	$16.23	$16.90	$19.59	$13.58

Total return + #	(3.65)%	32.47%	(1.14)%	(7.96)%	45.69%	(6.15)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$158,453	$135,788	$115,719	$141,436	$129,641	$73,557
Ratios of expenses to average net assets:
Before fees paid indirectly (1)^	1.10%	1.19%	1.04%	1.26%	1.10%	1.24%
After fees paid indirectly (1)^	1.10%	1.19%	1.04%	1.26%	1.10%	1.24%
Ratios of net investment income to average net assets:
Before fees paid indirectly (1)^	0.95%	0.95%	1.19%	0.79%	0.72%	1.25%
After fees paid indirectly (1)^	0.95%	0.95%	1.19%	0.79%	0.72%	1.25%
Portfolio turnover rate (2)	9%	23%	29%	23%	33%	43%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$20.25	$16.11	$16.78	$19.46	$13.50	$14.87	$18.81	$15.06	$15.74	$18.40	$12.80	$14.17
Income (loss) from investment operations:
Net investment income (loss) *	0.07	0.13	0.16	0.09	0.08	0.14	(0.01)	(0.01)	0.03	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss)	(0.80)	4.90	(0.39)	(1.55)	6.00	(1.03)	(0.73)	4.57	(0.35)	(1.47)	5.69	(0.98)
Total income (loss) from investment operations	(0.73)	5.03	(0.23)	(1.46)	6.08	(0.89)	(0.74)	4.56	(0.32)	(1.51)	5.65	(0.95)
Less distributions:
Distributions from net investment income	(0.11)	(0.18)	(0.11)	(0.07)	(0.12)	(0.14)	(0.02)	(0.10)	(0.03)	0.00	(0.05)	(0.08)
Distributions from net realized gains	(0.84)	(0.71)	(0.33)	(1.15)	-	(0.34)	(0.84)	(0.71)	(0.33)	(1.15)	-	(0.34)
Total distributions	(0.95)	(0.89)	(0.44)	(1.22)	(0.12)	(0.48)	(0.86)	(0.81)	(0.36)	(1.15)	(0.05)	(0.42)
Net asset value, end of year/period	$18.57	$20.25	$16.11	$16.78	$19.46	$13.50	$17.21	$18.81	$15.06	$15.74	$18.40	$12.80

Total return + #	(3.77)%	32.16%	(1.41)%	(8.18)%	45.28%	(6.33)%	(4.13)%	31.14%	(2.09)%	(8.90)%	44.20%	(7.05)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$15,767	$16,518	$17,853	$22,784	$27,023	$16,855	$3,400	$3,556	$3,139	$3,958	$4,683	$3,897
Ratios of expenses to average net assets:
Before fees paid indirectly (1)^	1.35%	1.44%	1.29%	1.51%	1.35%	1.49%	2.10%	2.19%	2.04%	2.26%	2.10%	2.24%
After fees paid indirectly (1)^	1.35%	1.44%	1.29%	1.51%	1.35%	1.49%	2.10%	2.19%	2.04%	2.26%	2.10%	2.24%
Ratios of net investment income (loss) to average net assets:
Before fees paid indirectly (1)^	0.69%	0.72%	0.94%	0.52%	0.47%	1.00%	(0.06)%	(0.05)%	0.19%	(0.23)%	(0.27)%	0.23%
After fees paid indirectly (1)^	0.69%	0.72%	0.94%	0.52%	0.47%	1.00%	(0.06)%	(0.05)%	0.19%	(0.23)%	(0.27)%	0.23%
Portfolio turnover rate (2)	9%	23%	29%	23%	33%	43%	9%	23%	29%	23%	33%	43%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
^	Annualized for periods less than one year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1)	Differences represent an amount less than 0.005%.
(2)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Small Cap Value Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$16.54	$13.38	$15.38	$18.65	$11.91	$14.67
Income (loss) from investment operations:
Net investment income *	0.06	0.11	0.09	0.07	0.11	0.10
Net realized and unrealized gain (loss)	(1.61)	3.51	(0.92)	(1.27)	6.78	(2.86)
Total income (loss) from investment operations	(1.55)	3.62	(0.83)	(1.20)	6.89	(2.76)
Less distributions:
Distributions from net investment income	(0.11)	(0.09)	(0.01)	(0.09)	(0.14)	-
Distributions from net realized gains	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)	-
Total distributions	(2.01)	(0.46)	(1.17)	(2.07)	(0.15)	-
Net asset value, end of year/period	$12.98	$16.54	$13.38	$15.38	$18.65	$11.91

Total return + #	(10.90)%	27.20%	(5.61)%	(7.65)%	58.16%	(18.81)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$89,992	$88,294	$51,360	$59,955	$72,651	$42,444
Ratios of expenses to average net assets (including interest expense)(a):
Before fees paid indirectly (1)^	1.09%	1.31%	1.69%	1.67%	1.05%	1.26%
After fees paid indirectly (1)^	1.09%	1.30%	1.63%	1.61%	1.05%	1.17%
Ratios of net investment income to average net assets: (a)(b)
Before fees paid indirectly ^	0.76%	0.65%	0.53%	0.34%	0.67%	0.72%
After fees paid indirectly ^	0.76%	0.66%	0.60%	0.41%	0.67%	0.81%
Portfolio turnover rate (3)	56%	159%	95%	83%	87%	135%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$16.14	$13.07	$15.07	$18.31	$11.70	$14.45	$13.05	$10.67	$12.60	$15.70	$10.05	$12.51
Income (loss) from investment operations:
Net investment income (loss) *	0.04	0.07	0.05	0.03	0.08	0.07	(0.01)	(0.04)	(0.04)	(0.08)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	(1.57)	3.42	(0.89)	(1.24)	6.65	(2.82)	(1.24)	2.79	(0.73)	(1.04)	5.72	(2.44)
Total income (loss) from investment operations	(1.53)	3.49	(0.84)	(1.21)	6.73	(2.75)	(1.25)	2.75	(0.77)	(1.12)	5.68	(2.46)
Less distributions:
Distributions from net investment income	(0.07)	(0.05)	-	(0.05)	(0.11)	-	-	-	0.00	-	(0.02)	-
Distributions from net realized gains	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)	-	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)	-
Total distributions	(1.97)	(0.42)	(1.16)	(2.03)	(0.12)	-	(1.90)	(0.37)	(1.16)	(1.98)	(0.03)	-
Net asset value, end of year/period	$12.64	$16.14	$13.07	$15.07	$18.31	$11.70	$9.90	$13.05	$10.67	$12.60	$15.70	$10.05

Total return + #	(11.02)%	26.87%	(5.81)%	(7.86)%	57.71%	(19.03)%	(11.41)%	25.93%	(6.53)%	(8.62)%	56.55%	(19.66)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$7,103	$8,983	$6,924	$8,331	$12,795	$8,955	$1,696	$1,900	$1,690	$2,314	$2,794	$2,064
Ratios of expenses to average net assets (including interest expense)(a):
Before fees paid indirectly (2)^	1.34%	1.58%	1.94%	1.92%	1.30%	1.51%	2.09%	2.34%	2.69%	2.67%	2.05%	2.26%
After fees paid indirectly (2)^	1.34%	1.56%	1.88%	1.86%	1.30%	1.42%	2.09%	2.32%	2.63%	2.61%	2.05%	2.17%
Ratios of net investment income (loss) to average net assets: (a)(b)
Before fees paid indirectly ^	0.53%	0.41%	0.29%	0.12%	0.46%	0.46%	(0.23)%	(0.34)%	(0.45)%	(0.67)%	(0.31)%	(0.29)%
After fees paid indirectly ^	0.53%	0.43%	0.35%	0.17%	0.46%	0.55%	(0.23)%	(0.32)%	(0.38)%	(0.61)%	(0.31)%	(0.20)%
Portfolio turnover rate (3)	56%	159%	95%	83%	87%	135%	56%	159%	95%	83%	87%	135%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
^	Annualized for periods less than one year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(a)	Does not Include the expenses of other investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests.
(1)	Ratios of expenses to average net assets (excluding interest expense):
Before fees paid indirectly	1.09%	1.31%	1.68%
After fees paid indirectly	1.09%	1.30%	1.62%
(2)	Ratios of expenses to average net assets (excluding interest expense):
Before fees paid indirectly	1.34%	1.58%	1.93%				2.09%	2.34%	2.68%
After fees paid indirectly	1.34%	1.56%	1.87%				2.09%	2.32%	2.62%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Focused Large Cap Growth Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$43.65	$31.01	$24.57	$43.94	$33.67	$24.24
Income (loss) from investment operations:
Net investment loss *	(0.14)	(0.33)	(0.21)	(0.20)	(0.36)	(0.32)
Net realized and unrealized gain (loss)	(0.54)	13.81	6.65	(15.89)	11.47	10.58
Total income (loss) from investment operations	(0.68)	13.48	6.44	(16.09)	11.11	10.26
Less distributions:
Distributions from net realized gains	(5.50)	(0.84)	-	(3.28)	(0.84)	(0.83)
Total distributions	(5.50)	(0.84)	-	(3.28)	(0.84)	(0.83)
Net asset value, end of year/period	$37.47	$43.65	$31.01	$24.57	$43.94	$33.67

Total return + #	(2.84)%	44.02%	26.21%	(39.47)%	33.44%	43.39%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$175,127	$151,473	$121,318	$143,425	$156,938	$108,816
Ratios of expenses to average net assets: ^
Before fee waivers and fees paid indirectly (1)	1.03%	1.20%	1.23%	1.01%	1.12%	1.30%
After fee waivers and fees paid indirectly (1)	1.03%	1.20%	1.23%	1.01%	1.12%	1.30%
Ratios of net investment loss to average net assets: ^
Before fee waivers and fees paid indirectly (1)	(0.67)%	(0.82)%	(0.74)%	(0.67)%	(0.92)%	(1.08)%
After fee waivers and fees paid indirectly (1)	(0.67)%	(0.82)%	(0.74)%	(0.67)%	(0.92)%	(1.08)%
Portfolio turnover rate (2)	18%	11%	17%	9%	27%	17%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$41.99	$29.93	$23.77	$42.73	$32.84	$23.71	$37.41	$26.94	$21.56	$39.33	$30.51	$22.25
Income (loss) from investment operations:
Net investment loss *	(0.18)	(0.42)	(0.28)	(0.28)	(0.45)	(0.38)	(0.29)	(0.63)	(0.45)	(0.46)	(0.68)	(0.55)
Net realized and unrealized gain (loss)	(0.50)	13.32	6.44	(15.40)	11.18	10.34	(0.38)	11.94	5.83	(14.03)	10.34	9.64
Total income (loss) from investment operations	(0.68)	12.90	6.16	(15.68)	10.73	9.96	(0.67)	11.31	5.38	(14.49)	9.66	9.09
Less distributions:
Distributions from net realized gains	(5.50)	(0.84)	-	(3.28)	(0.84)	(0.83)	(5.50)	(0.84)	-	(3.28)	(0.84)	(0.83)
Total distributions	(5.50)	(0.84)	-	(3.28)	(0.84)	(0.83)	(5.50)	(0.84)	-	(3.28)	(0.84)	(0.83)
Net asset value, end of year/period	$35.81	$41.99	$29.93	$23.77	$42.73	$32.84	$31.24	$37.41	$26.94	$21.56	$39.33	$30.51

Total return + #	(2.96)%	43.65%	25.91%	(39.62)%	33.13%	43.09%	(3.33)%	42.57%	24.95%	(40.07)%	32.13%	41.97%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$18,539	$21,365	$21,901	$24,711	$37,270	$31,205	$6,590	$9,290	$6,706	$7,483	$13,911	$10,414
Ratios of expenses to average net assets: ^
Before fee waivers and fees paid indirectly (1)	1.28%	1.46%	1.48%	1.26%	1.37%	1.55%	2.03%	2.20%	2.25%	2.01%	2.12%	2.30%
After fee waivers and fees paid indirectly (1)	1.28%	1.46%	1.48%	1.26%	1.37%	1.55%	2.03%	2.20%	2.25%	2.01%	2.12%	2.30%
Ratios of net investment loss to average net assets: ^
Before fee waivers and fees paid indirectly (1)	(0.93)%	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.34)%	(1.69)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%	(2.08)%
After fee waivers and fees paid indirectly (1)	(0.93)%	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.34)%	(1.69)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%	(2.08)%
Portfolio turnover rate (2)	18%	11%	17%	9%	27%	17%	18%	11%	17%	9%	27%	17%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1)	Differences represent an amount less than 0.005%.
^	Annualized for periods less than one year.
(2)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Small Cap Growth Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$19.24	$14.50	$14.73	$27.93	$21.62	$16.00
Income (loss) from investment operations:
Net investment loss *	(0.05)	(0.13)	(0.15)	(0.12)	(0.38)	(0.23)
Net realized and unrealized gain (loss) (a)	(1.75)	4.87	(0.08)	(9.04)	10.50	6.15
Total income (loss) from investment operations	(1.80)	4.74	(0.23)	(9.16)	10.12	5.92
Less distributions:
Distributions from net investment income	-	-	-	(0.19)	(0.28)	(0.05)
Distributions from net realized gains	-	-	-	(3.85)	(3.53)	(0.25)
Total distributions	-	-	-	(4.04)	(3.81)	(0.30)
Net asset value, end of year/period	$17.44	$19.24	$14.50	$14.73	$27.93	$21.62

Total return + #	(9.36)%	32.69%	(1.56)%	(37.42)%	49.28%	37.55%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$69,459	$64,420	$46,905	$65,064	$63,287	$42,792
Ratios of expenses to average net assets: ^
Before fees paid indirectly	1.18%	1.33%	1.56%	1.17%	1.83%	1.78%
After fees paid indirectly	1.17%	1.32%	1.55%	1.14%	1.83%	1.75%
Ratios of net investment loss to average net assets: ^
Before fees paid indirectly	(0.51)%	(0.71)%	(0.99)%	(0.72)%	(1.47)%	(1.34)%
After fees paid indirectly	(0.50)%	(0.70)%	(0.98)%	(0.70)%	(1.47)%	(1.31)%
Portfolio turnover rate (1)	24%	100%	95%	92%	111%	178%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$17.61	$13.30	$13.55	$26.04	$20.36	$15.09	$11.42	$8.70	$8.93	$18.62	$15.39	$11.54
Income (loss) from investment operations:
Net investment loss *	(0.07)	(0.16)	(0.17)	(0.17)	(0.42)	(0.26)	(0.09)	(0.18)	(0.19)	(0.19)	(0.44)	(0.29)
Net realized and unrealized gain (loss) (a)	(1.60)	4.47	(0.08)	(8.34)	9.86	5.80	(1.03)	2.90	(0.04)	(5.64)	7.33	4.39
Total income (loss) from investment operations	(1.67)	4.31	(0.25)	(8.51)	9.44	5.54	(1.12)	2.72	(0.23)	(5.83)	6.89	4.10
Less distributions:
Distributions from net investment income	-	-	-	(0.13)	(0.23)	(0.02)	-	-	-	(0.01)	(0.13)	-
Distributions from net realized gains	-	-	-	(3.85)	(3.53)	(0.25)	-	-	-	(3.85)	(3.53)	(0.25)
Total distributions	-	-	-	(3.98)	(3.76)	(0.27)	-	-	-	(3.86)	(3.66)	(0.25)
Net asset value, end of year/period	$15.94	$17.61	$13.30	$13.55	$26.04	$20.36	$10.30	$11.42	$8.70	$8.93	$18.62	$15.39

Total return + #	(9.48)%	32.41%	(1.85)%	(37.55)%	48.93%	37.18%	(9.81)%	31.26%	(2.58)%	(37.99)%	47.87%	36.10%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$7,958	$8,879	$8,172	$11,795	$20,357	$12,750	$1,725	$1,935	$1,629	$2,210	$3,730	$2,619
Ratios of expenses to average net assets: ^
Before fees paid indirectly	1.43%	1.60%	1.80%	1.42%	2.08%	2.03%	2.20%	2.35%	2.57%	2.17%	2.83%	2.78%
After fees paid indirectly	1.42%	1.59%	1.78%	1.39%	2.08%	2.00%	2.19%	2.33%	2.55%	2.14%	2.83%	2.75%
Ratios of net investment loss to average net assets: ^
Before fees paid indirectly	(0.77)%	(0.98)%	(1.23)%	(0.97)%	(1.72)%	(1.57)%	(1.54)%	(1.73)%	(2.00)%	(1.72)%	(2.47)%	(2.32)%
After fees paid indirectly	(0.76)%	(0.97)%	(1.21)%	(0.95)%	(1.72)%	(1.54)%	(1.53)%	(1.72)%	(1.99)%	(1.70)%	(2.47)%	(2.29)%
Portfolio turnover rate (1)	24%	100%	95%	92%	111%	178%	24%	100%	95%	92%	111%	178%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(a)	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Emerging Markets Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$14.12	$11.84	$10.93	$18.76	$15.70	$14.27
Income (loss) from investment operations:
Net investment income (loss) *	0.07	0.17	0.16	0.17	0.04	(0.03)
Net realized and unrealized gain (loss)	(0.02)	2.22	0.78	(6.41)	3.05	1.59
Total income (loss) from investment operations	0.05	2.39	0.94	(6.24)	3.09	1.56
Less distributions:
Distributions from net investment income	(0.02)	(0.11)	(0.03)	(0.25)	(0.03)	(0.13)
Distributions from net realized gains	-	-	-	(1.34)	-	-
Total distributions	(0.02)	(0.11)	(0.03)	(1.59)	(0.03)	(0.13)
Net asset value, end of year/period	$14.15	$14.12	$11.84	$10.93	$18.76	$15.70

Total return + #	0.35%	20.24%	8.58%	(36.02)%	19.67%	10.94%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$119,366	$99,643	$83,931	$85,825	$112,290	$70,868
Ratios of expenses to average net assets (including interest expense): (1)^	1.08%	1.24%	1.15%	1.03%	1.67%	1.86%
Ratios of net investment income (loss) to average net assets ^	0.96%	1.24%	1.23%	1.23%	0.19%	(0.19)%
Portfolio turnover rate (3)	44%	70%	58%	64%	77%	113%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$13.73	$11.52	$10.63	$18.29	$15.32	$13.94	$12.61	$10.61	$9.87	$17.07	$14.41	$13.16
Income (loss) from investment operations:
Net investment income (loss) *	0.04	0.13	0.12	0.13	(0.02)	(0.06)	(0.01)	0.03	0.03	0.02	(0.15)	(0.16)
Net realized and unrealized gain (loss)	-	2.15	0.77	(6.24)	2.99	1.54	-	1.98	0.71	(5.81)	2.81	1.45
Total income (loss) from investment operations	0.04	2.28	0.89	(6.11)	2.97	1.48	(0.01)	2.01	0.74	(5.79)	2.66	1.29
Less distributions:
Distributions from net investment income	-	(0.07)	-	(0.21)	-	(0.10)	-	(0.01)	-	(0.07)	-	(0.04)
Distributions from net realized gains	-	-	-	(1.34)	-	-	-	-	-	(1.34)	-	-
Total distributions	-	(0.07)	-	(1.55)	-	(0.10)	-	(0.01)	-	(1.41)	-	(0.04)
Net asset value, end of year/period	$13.77	$13.73	$11.52	$10.63	$18.29	$15.32	$12.60	$12.61	$10.61	$9.87	$17.07	$14.41

Total return + #	0.29%	19.88%	8.37%	(36.18)%	19.39%	10.58%	(0.08)%	18.99%	7.50%	(36.66)%	18.46%	9.78%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$12,150	$13,369	$13,958	$15,367	$21,174	$14,864	$1,954	$2,042	$1,712	$1,999	$3,349	$3,005
Ratios of expenses to average net assets (including interest expense): (2)^	1.33%	1.49%	1.40%	1.28%	1.92%	2.11%	2.08%	2.24%	2.15%	2.03%	2.67%	2.86%
Ratios of net investment income (loss) to average net assets: ^	0.61%	0.99%	0.97%	0.96%	(0.08)%	(0.43)%	(0.13)%	0.24%	0.23%	0.15%	(0.87)%	(1.22)%
Portfolio turnover rate (3)	44%	70%	58%	64%	77%	113%	44%	70%	58%	64%	77%	113%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.07%	1.23%	1.13%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.32%	1.47%	1.38%				2.07%	2.23%	2.13%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham International Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025		2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$19.00	$15.86	$14.07	$21.10	$15.26	$15.51
Income (loss) from investment operations:
Net investment income *	0.15	0.45	0.51	0.66	0.30	0.15
Net realized and unrealized gain (loss) !	1.46	3.35	1.89	(4.87)	5.70	(0.06)
Total income (loss) from investment operations	1.61	3.80	2.40	(4.21)	6.00	0.09
Less distributions:
Distributions from net investment income	(0.55)	(0.50)	(0.61)	(0.40)	(0.15)	(0.34)
Distributions from net realized gains	(1.65)	(0.16)	-	(2.42)	(0.01)	-
Total distributions	(2.20)	(0.66)	(0.61)	(2.82)	(0.16)	(0.34)
Net asset value, end of year/period	$18.41	$19.00	$15.86	$14.07	$21.10	$15.26

Total return + #	9.81%	24.45%	17.35%	(23.01)%	39.45%	0.45%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$144,728	$125,167	$101,254	$111,570	$150,922	$96,239
Ratios of expenses to average net assets (including interest expense): (1)^	1.96%	1.91%	2.00%	1.53%	1.92%	1.71%
Ratios of net investment income to average net assets: ^	1.74%	2.42%	3.15%	4.03%	1.47%	0.98%
Portfolio turnover rate (3)	77%	134%	62%	91%	131%	156%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$18.81	$15.70	$13.93	$20.92	$15.13	$15.38	$17.34	$14.56	$12.98	$19.66	$14.25	$14.55
Income (loss) from investment operations:
Net investment income (loss) *	0.12	0.38	0.45	0.60	0.23	0.11	0.05	0.24	0.32	0.44	0.08	(0.02)
Net realized and unrealized gain (loss) !	1.45	3.34	1.89	(4.82)	5.68	(0.06)	1.33	3.08	1.75	(4.50)	5.34	(0.05)
Total income (loss) from investment operations	1.57	3.72	2.34	(4.22)	5.91	0.05	1.38	3.32	2.07	(4.06)	5.42	(0.07)
Less distributions:
Distributions from net investment income	(0.50)	(0.45)	(0.57)	(0.35)	(0.11)	(0.30)	(0.41)	(0.38)	(0.49)	(0.20)	-	(0.23)
Distributions from net realized gains	(1.65)	(0.16)	-	(2.42)	(0.01)	-	(1.65)	(0.16)	-	(2.42)	(0.01)	-
Total distributions	(2.15)	(0.61)	(0.57)	(2.77)	(0.12)	(0.30)	(2.06)	(0.54)	(0.49)	(2.62)	(0.01)	(0.23)
Net asset value, end of year/period	$18.23	$18.81	$15.70	$13.93	$20.92	$15.13	$16.66	$17.34	$14.56	$12.98	$19.66	$14.25

Total return + #	9.67%	24.19%	17.00%	(23.23)%	39.15%	0.24%	9.30%	23.20%	16.16%	(23.78)%	38.04%	(0.55)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$12,501	$14,018	$15,317	$18,638	$26,672	$20,938	$3,897	$4,141	$3,629	$3,936	$5,830	$4,754
Ratios of expenses to average net assets (including interest expense): (2)^	2.21%	2.16%	2.25%	1.78%	2.17%	1.96%	2.96%	2.91%	3.00%	2.53%	2.92%	2.71%
Ratios of net investment income (loss) to average net assets ^	1.31%	2.07%	2.84%	3.70%	1.17%	0.71%	0.65%	1.42%	2.17%	2.89%	0.43%	(0.11)%
Portfolio turnover rate (3)	77%	134%	62%	91%	131%	156%	77%	134%	62%	91%	131%	156%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
!	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
^	Annualized for periods less than one year.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.95%	1.90%	1.99%
(2) Ratios of expenses to average net assets (excluding interest expense):	2.20%	2.15%	2.24%				2.95%	2.90%	2.99%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Dynamic Macro Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$12.38	$10.80	$9.73	$11.22	$10.00	$10.08
Income (loss) from investment operations:
Net investment income (loss) *	0.11	0.23	0.22	0.03	(0.14)	(0.00	)(a)
Net realized and unrealized gain (loss)	0.29	1.73	0.85	(1.52)	1.44	(0.08)
Total income (loss) from investment operations	0.40	1.96	1.07	(1.49)	1.30	(0.08)
Less distributions:
Distributions from net investment income	(0.21)	(0.18)	-	-	(0.08)	-
Distributions from net realized gains	(0.33)	(0.20)	-	-	-	-
Total distributions	(0.54)	(0.38)	-	-	(0.08)	-
Net asset value, end of year/period	$12.24	$12.38	$10.80	$9.73	$11.22	$10.00

Total return + #	3.31%	18.53%	11.00%	(13.28)%	13.05%	(0.79)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$75,395	$67,752	$35,892	$22,330	$21,043	$23,680
Ratios of expenses to average net assets (including interest expense) (1)^:	1.45%	1.94%	1.97%	1.88%	2.06%	1.69%
Ratios of net investment income (loss) to average net assets ^:	1.91%	1.90%	2.11%	0.26%	(1.26)%	(0.02)%
Portfolio turnover rate (3)	51%	47%	118%	76%	12%	187%

	Class A							Class C
	Six Months Ended April 30,	Year Ended October 31,						Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020		2025	2024	2023	2022	2021	2020
	(Unaudited)							(Unaudited)
Net asset value, beginning of year/period	$12.20	$10.65	$9.61	$11.11	$9.90	$10.00		$11.28	$9.90	$9.00	$10.49	$9.37	$9.55
Income (loss) from investment operations:
Net investment income (loss) *	0.10	0.20	0.19	0.00 (a)	(0.16)	(0.03)		0.05	0.10	0.14	(0.07)	(0.23)	(0.10)
Net realized and unrealized gain (loss)	0.27	1.71	0.85	(1.50)	1.41	(0.07)		0.25	1.59	0.76	(1.42)	1.35	(0.08)
Total income (loss) from investment operations	0.37	1.91	1.04	(1.50)	1.25	(0.10)		0.30	1.69	0.90	(1.49)	1.12	(0.18)
Less distributions:
Distributions from net investment income	(0.18)	(0.16)	-	-	(0.04)	-		(0.14)	(0.11)	-	-	-	-
Distributions from net realized gains	(0.33)	(0.20)	-	-	-	-		(0.33)	(0.20)	-	-	-	-
Total distributions	(0.51)	(0.36)	-	-	(0.04)	-		(0.47)	(0.31)	-	-	-	-
Net asset value, end of year/period	$12.06	$12.20	$10.65	$9.61	$11.11	$9.90		$11.11	$11.28	$9.90	$9.00	$10.49	$9.37

Total return + #	3.12%	18.29%	10.82%	(13.50)%	12.62%	(1.00)%		2.72%	17.36%	10.00%	(14.20)%	11.95%	(1.88)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$7,997	$9,369	$6,866	$4,166	$4,030	$5,078		$1,651	$1,556	$946	$912	$1,146	$1,284
Ratios of expenses to average net assets (including interest expense) (2)^:	1.70%	2.21%	2.22%	2.13%	2.31%	1.94%		2.45%	2.93%	2.97%	2.88%	3.06%	2.69%
Ratios of net investment income (loss) to average net assets ^:	1.68%	1.66%	1.85%	0.04%	(1.48)%	(0.26)%		0.93%	0.88%	1.44%	(0.68)%	(2.29)%	(1.04)%
Portfolio turnover rate (3)	51%	47%	118%	76%	12%	187%		51%	47%	118%	76%	12%	187%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
^	Annualized for periods less than one year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(a)	Represents less than $0.01 per share.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.28%	1.77%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.53%	2.04%						2.28%	2.76%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Long/Short Credit Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$8.82	$8.82	$9.08	$9.70	$9.55	$9.36
Income (loss) from investment operations:
Net investment income *	0.20	0.42	0.37	0.19	0.06	0.13
Net realized and unrealized gain (loss)	(0.05)	0.00 (a)	(0.17)	(0.43)	0.32	0.26
Total income (loss) from investment operations	0.15	0.42	0.20	(0.24)	0.38	0.39
Less distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.37)	(0.20)	(0.07)	(0.15)
Distributions from net realized gains	-	-	(0.09)	(0.18)	(0.16)	(0.05)
Total distributions	(0.19)	(0.42)	(0.46)	(0.38)	(0.23)	(0.20)
Net asset value, end of year/period	$8.78	$8.82	$8.82	$9.08	$9.70	$9.55

Total return + #	1.77%	4.86%	2.27%	(2.57)%	4.00%	4.23%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$204,229	$212,542	$163,285	$206,875	$195,874	$110,215
Ratios of expenses to average net assets (including interest expense): ^	0.91%	0.88%	0.87%	0.97%	1.82%	1.43%
Ratios of net investment income to average net assets: ^	4.48%	4.79%	4.16%	2.02%	0.67%	1.41%
Portfolio turnover rate (1)	106%	274%	222%	216%	343%	519%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$8.79	$8.79	$9.06	$9.68	$9.53	$9.33	$8.38	$8.42	$8.72	$9.34	$9.24	$9.08
Income (loss) from investment operations:
Net investment income (loss) *	0.19	0.40	0.35	0.16	0.04	0.11	0.14	0.32	0.27	0.09	(0.03)	0.05
Net realized and unrealized gain (loss)	(0.05)	0.00 (a)	(0.18)	(0.43)	0.32	0.26	(0.03)	0.00 (a)	(0.18)	(0.41)	0.30	0.24
Total income (loss) from investment operations	0.14	0.40	0.17	(0.27)	0.36	0.37	0.11	0.32	0.09	(0.32)	0.27	0.29
Less distributions:
Distributions from net investment income	(0.18)	(0.40)	(0.35)	(0.17)	(0.05)	(0.12)	(0.16)	(0.36)	(0.30)	(0.12)	(0.01)	(0.08)
Distributions from net realized gains	-	-	(0.09)	(0.18)	(0.16)	(0.05)	-	-	(0.09)	(0.18)	(0.16)	(0.05)
Total distributions	(0.18)	(0.40)	(0.44)	(0.35)	(0.21)	(0.17)	(0.16)	(0.36)	(0.39)	(0.30)	(0.17)	(0.13)
Net asset value, end of year/period	$8.75	$8.79	$8.79	$9.06	$9.68	$9.53	$8.33	$8.38	$8.42	$8.72	$9.34	$9.24

Total return + #	1.65%	4.61%	1.91%	(2.82)%	3.77%	4.09%	1.37%	3.82%	1.11%	(3.45)%	2.89%	3.24%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$13,831	$15,514	$22,312	$27,906	$29,040	$17,123	$2,334	$2,236	$2,891	$3,858	$4,518	$3,852
Ratios of expenses to average net assets (including interest expense): ^	1.11%	1.11%	1.11%	1.22%	2.07%	1.68%	1.91%	1.88%	1.87%	1.98%	2.82%	2.43%
Ratios of net investment income (loss) to average net assets: ^	4.27%	4.55%	3.91%	1.75%	0.41%	1.21%	3.48%	3.79%	3.16%	1.01%	(0.37)%	0.53%
Portfolio turnover rate (1)	106%	274%	222%	216%	343%	519%	106%	274%	222%	216%	343%	519%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(a)	Represents less than $0.01 per share.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Monthly Distribution Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$28.81	$29.20	$31.15	$32.18	$32.75	$33.88
Income from investment operations:
Net investment income (loss) *	0.07	0.64	0.22	(0.45)	(0.28)	(0.21)
Net realized and unrealized gain	1.02	1.42	0.26	0.80	0.79	0.33
Total income from investment operations	1.09	2.06	0.48	0.35	0.51	0.12
Less distributions:
Distributions from net investment income	(1.09)	(0.74)	(0.41)	-	(0.71)	(0.30)
Distributions from net realized gains	-	-	-	(0.25)	-	-
Distributions from capital	-	(1.71)	(2.02)	(1.13)	(0.37)	(0.95)
Total distributions	(1.09)	(2.45)	(2.43)	(1.38)	(1.08)	(1.25)
Net asset value, end of year/period	$28.81	$28.81	$29.20	$31.15	$32.18	$32.75

Total return + #	3.83%	7.31%	1.59%	1.11%	1.54%	0.37%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$195,008	$197,786	$141,405	$175,703	$219,703	$160,250
Ratios of expenses to average net assets (including interest expense) (1): ^
Before waivers	2.25%	2.36%	2.02%	2.52%	1.90%	1.81%
After waivers	2.25%	2.36%	2.02%	2.52%	1.90%	1.81%
Dividends/borrowings on short sales	0.82%	0.90%	0.38%	0.39%	0.81%	0.69%
Ratios of net investment income (loss) to average net assets: ^
Before fee waivers	0.44%	2.18%	0.72%	(1.41)%	(0.84)%	(0.62)%
After fee waivers	0.44%	2.18%	0.72%	(1.41)%	(0.84)%	(0.62)%
Portfolio turnover rate (3)	73%	209%	192%	221%	339%	605%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$27.08	$27.66	$29.70	$30.83	$31.49	$32.71	$18.29	$19.59	$21.89	$23.26	$24.19	$25.60
Income (loss) from investment operations:
Net investment income (loss) * !	0.03	0.51	0.13	(0.46)	(0.44)	(0.30)	(0.05)	0.22	(0.05)	(0.52)	(0.55)	(0.43)
Net realized and unrealized gain	0.97	1.36	0.26	0.71	0.86	0.33	0.65	0.93	0.18	0.53	0.70	0.27
Total income (loss) from investment operations	1.00	1.87	0.39	0.25	0.42	0.03	0.60	1.15	0.13	0.01	0.15	(0.16)
Less distributions:
Distributions from net investment income	(1.09)	(0.74)	(0.41)	-	(0.71)	(0.30)	(1.09)	(0.74)	(0.41)	-	(0.71)	(0.30)
Distributions from net realized gains	-	-	-	(0.25)	-	-	-	-	-	(0.25)	-	-
Distributions from capital	-	(1.71)	(2.02)	(1.13)	(0.37)	(0.95)	-	(1.71)	(2.02)	(1.13)	(0.37)	(0.95)
Total distributions	(1.09)	(2.45)	(2.43)	(1.38)	(1.08)	(1.25)	(1.09)	(2.45)	(2.43)	(1.38)	(1.08)	(1.25)
Net asset value, end of year/period	$26.99	$27.08	$27.66	$29.70	$30.83	$31.49	$17.80	$18.29	$19.59	$21.89	$23.26	$24.19

Total return + #	3.74%	7.02%	1.32%	0.83%	1.25%	0.10%	3.35%	6.19%	0.57%	0.05%	0.54%	(0.63)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$18,719	$20,234	$23,339	$28,997	$33,155	$33,157	$10,924	$11,592	$13,030	$16,177	$19,311	$23,171
Ratios of expenses to average net assets (including interest expense) (2): ^
Before waivers	2.51%	2.63%	2.27%	2.77%	2.16%	2.06%	3.26%	3.39%	3.02%	3.52%	2.93%	2.81%
After waivers	2.51%	2.63%	2.27%	2.77%	2.16%	2.06%	3.26%	3.39%	3.02%	3.52%	2.93%	2.81%
Dividends/borrowings on short sales	0.82%	0.94%	0.38%	0.39%	0.81%	0.68%	0.82%	0.96%	0.38%	0.39%	0.81%	0.68%
Ratios of net investment income (loss) to average net assets: ^
Before fee waivers	0.19%	1.85%	0.47%	(1.53)%	(1.39)%	(0.94)%	(0.57)%	1.14%	(0.29)%	(2.32)%	(2.28)%	(1.74)%
After fee waivers	0.19%	1.85%	0.47%	(1.53)%	(1.39)%	(0.94)%	(0.57)%	1.14%	(0.29)%	(2.32)%	(2.28)%	(1.74)%
Portfolio turnover rate (3)	73%	209%	192%	221%	339%	605%	73%	209%	192%	221%	339%	605%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
!	The amount of net investment income (loss) on investment per share for the year October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(1)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):
Before fee waivers	1.43%	1.46%	1.64%	2.13%	1.09%	1.13%
After fee waivers	1.43%	1.46%	1.64%	2.13%	1.09%	1.13%
(2)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):
Before fee waivers	1.69%	1.69%	1.89%	2.38%	1.35%	1.38%	2.44%	2.43%	2.64%	3.13%	2.12%	2.12%
After fee waivers	1.69%	1.69%	1.89%	2.38%	1.35%	1.38%	2.44%	2.43%	2.64%	3.13%	2.12%	2.12%
^	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Real Estate Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$14.63	$11.01	$12.47	$21.36	$17.34	$18.68
Income (loss) from investment operations:
Net investment income (loss) *	0.11	0.20	0.20	0.14	(0.02)	0.11
Net realized and unrealized gain (loss) !	(1.71)	3.72	(1.58)	(7.74)	5.52	(0.14)
Total income (loss) from investment operations	(1.60)	3.92	(1.38)	(7.60)	5.50	(0.03)
Less distributions:
Distributions from net investment income	(0.12)	(0.30)	(0.08)	-	-	(0.31)
Distributions from net realized gains	-	-	-	(1.29)	(1.48)	(1.00)
Total distributions	(0.12)	(0.30)	(0.08)	(1.29)	(1.48)	(1.31)
Net asset value, end of year/period	$12.91	$14.63	$11.01	$12.47	$21.36	$17.34

Total return + #	(10.99)%	35.88%	(11.09)%	(37.75)%	32.81%	(0.02)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$45,346	$40,260	$53,324	$64,414	$91,553	$53,647
Ratios of expenses to average net assets (including interest expense) (1): ^	1.42%	1.55%	1.07%	1.01%	1.37%	1.66%
Ratios of net investment income (loss) to average net assets: ^	1.55%	1.54%	1.64%	0.85%	(0.08)%	0.63%
Portfolio turnover rate (1)	7%	78%	73%	58%	59%	125%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020	2025	2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$14.70	$11.06	$12.52	$21.48	$17.47	$18.81	$13.24	$10.01	$11.37	$19.78	$16.30	$17.69
Income (loss) from investment operations:
Net investment income (loss) *	0.09	0.18	0.17	0.10	(0.07)	0.06	0.03	0.07	0.05	(0.03)	(0.20)	(0.06)
Net realized and unrealized gain (loss) !	(1.71)	3.72	(1.58)	(7.77)	5.56	(0.13)	(1.54)	3.37	(1.41)	(7.09)	5.16	(0.14)
Total income (loss) from investment operations	(1.62)	3.90	(1.41)	(7.67)	5.49	(0.07)	(1.51)	3.44	(1.36)	(7.12)	4.96	(0.20)
Less distributions:
Distributions from net investment income	(0.08)	(0.26)	(0.05)	-	-	(0.27)	(0.01)	(0.21)	-	-	-	(0.19)
Distributions from net realized gains	-	-	-	(1.29)	(1.48)	(1.00)	-	-	-	(1.29)	(1.48)	(1.00)
Total distributions	(0.08)	(0.26)	(0.05)	(1.29)	(1.48)	(1.27)	(0.01)	(0.21)	-	(1.29)	(1.48)	(1.19)
Net asset value, end of year/period	$13.00	$14.70	$11.06	$12.52	$21.48	$17.47	$11.72	$13.24	$10.01	$11.37	$19.78	$16.30

Total return + #	(11.06)%	35.49%	(11.31)%	(37.87)%	32.48%	(0.28)%	(11.40)%	34.52%	(11.96)%	(38.38)%	31.50%	(1.08)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$4,015	$4,544	$8,654	$9,449	$15,112	$11,196	$1,560	$1,921	$1,849	$2,544	$4,736	$2,998
Ratios of expenses to average net assets (including interest expense) (2): ^	1.69%	1.78%	1.32%	1.27%	1.62%	1.91%	2.44%	2.57%	2.07%	2.02%	2.37%	2.66%
Ratios of net investment income (loss) to average net assets: ^	1.24%	1.34%	1.38%	0.60%	(0.33)%	0.36%	0.47%	0.54%	0.63%	(0.19)%	(1.07)%	(0.36)%
Portfolio turnover rate (1)	7%	78%	73%	58%	59%	125%	7%	78%	73%	58%	59%	125%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
!	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.41%	1.52%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.68%	1.75%					2.43%	2.54%
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham U.S. Enhanced Market Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year/period.

	Class N			Class A			Class C
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Period Ended
	April 30, 2025	October 31, 2024	October 31, 2023 *	April 30, 2025	October 31, 2024	October 31, 2023 *	April 30, 2025	October 31, 2024	October 31, 2023 *
	(Unaudited)			(Unaudited)			(Unaudited)
Net asset value, beginning of year/period	$19.17	$13.88	$14.00	$19.12	$13.86	$14.00	$18.99	$13.81	$14.00
Income (loss) from investment operations:
Net investment income **	0.10	0.29	0.13	0.08	0.25	0.11	0.02	0.12	0.06
Net realized and unrealized gain (loss)	(0.26)	5.18	(0.25)	(0.26)	5.17	(0.25)	(0.26)	5.16	(0.25)
Total income (loss) from investment operations	(0.16)	5.47	(0.12)	(0.18)	5.42	(0.14)	(0.24)	5.28	(0.19)
Less distributions:
Distributions from net investment income	(0.28)	(0.18)	-	(0.23)	(0.16)	-	(0.13)	(0.10)	-
Distributions from net realized gains	(5.27)			(5.27)			(5.27)
Total distributions	(5.55)	(0.18)	-	(5.50)	(0.16)	-	(5.40)	(0.10)	-
Net asset value, end of year/period	$13.46	$19.17	$13.88	$13.44	$19.12	$13.86	$13.35	$18.99	$13.81

Total return +#(1)	(3.31)%	39.70%	(0.86)%	(3.42)%	39.33%	(1.00)%	(3.80)%	38.34%	(1.36)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$110,875	$88,811	$68,742	$9,810	$9,782	$10,295	$792	$759	$304
Ratios of expenses to average net assets: (2)^	1.38%	1.29%	1.41%	1.63%	1.54%	1.66%	2.38%	2.29%	2.41%
Ratios of net investment income to average net assets: ^	1.35%	1.69%	1.82%	1.06%	1.46%	1.54%	0.30%	0.66%	0.84%
Portfolio turnover rate (1)	40%	66%	0%	40%	66%	0%	40%	66%	0%

*	The Fund commenced operations on May 1, 2023
**	The net investment income per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
(1)	Not annualized for periods less than one year.
^	Annualized for periods less than one year.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all periods and classes.
(2) Ratios of expenses to average net assets (excluding interest expense):	1.38%	1.28%		1.63%	1.53%		2.38%	2.28%

See accompanying notes which are an integral part to these financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2025

1.	ORGANIZATION

Each Dunham Fund (each, a “Fund” and collectively the “Funds”) is a series of shares of beneficial interest in the Dunham Funds (the “Trust”), a Delaware Business Trust organized on November 28, 2007 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Dunham Funds currently consist of fifteen funds: Dunham Corporate/Government Bond Fund; Dunham Floating Rate Bond Fund; Dunham High-Yield Bond Fund; Dunham International Opportunity Bond Fund; Dunham Large Cap Value Fund; Dunham Small Cap Value Fund; Dunham Focused Large Cap Growth Fund; Dunham Small Cap Growth Fund; Dunham Emerging Markets Stock Fund; Dunham International Stock Fund; Dunham Dynamic Macro Fund; Dunham Long/Short Credit Fund; Dunham Monthly Distribution Fund; Dunham Real Estate Stock Fund; and Dunham U.S. Enhanced Market Fund. With the exception of Dunham Focused Large Cap Growth Fund, Dunham Real Estate Stock Fund, and Dunham U.S. Enhanced Market Fund, the remaining Funds are diversified funds within the meaning of the 1940 Act.

Fund	Primary Objective
Dunham Corporate/Government Bond Fund (“Corporate/Government Bond”)	Current income and capital appreciation
Dunham Floating Rate Bond Fund (“Floating Rate Bond”)	High level of current income
Dunham High-Yield Bond Fund (“High-Yield Bond”)	High level of current income
Dunham International Opportunity Bond Fund (“International Opportunity Bond”)	High level of current income
Dunham Large Cap Value Fund (“Large Cap Value”)	Maximize total return from capital appreciation and dividends
Dunham Small Cap Value Fund (“Small Cap Value”)	Maximize total return from capital appreciation and income
Dunham Focused Large Cap Growth Fund (“Focused Large Cap Growth”)	Maximize capital appreciation
Dunham Small Cap Growth Fund (“Small Cap Growth”)	Maximize capital appreciation
Dunham Emerging Markets Stock Fund (“Emerging Markets Stock”)	Maximize capital appreciation
Dunham International Stock Fund (“International Stock”)	Maximize total return from capital appreciation and dividends
Dunham Dynamic Macro Fund (“Dynamic Macro”)	Maximize total return from capital appreciation and dividends
Dunham Long/Short Credit Fund (“Long/Short Credit”)	Maximize total return under varying market conditions through both current income and capital appreciation
Dunham Monthly Distribution Fund (“Monthly Distribution”)	Positive returns in rising and falling market environments
Dunham Real Estate Stock Fund (“Real Estate Stock”)	Maximize total return from capital appreciation and dividends
Dunham U.S. Enhanced Market Fund (“U.S. Enhanced Market”)	Maximize long-term capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares. Each class represents an interest in the same assets of the applicable Fund with the only differences being that Class A shares are subject to a front-end sales charge and an annual distribution fee, Class C shares are subject to an annual service and distribution fee and Class N shares have a higher minimum investment amount. Investors that purchase $1,000,000 or more of Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. The Class C and Class N shares, with the exception of Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts. The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares. High-Yield Bond Class C and Class N shares commenced operations on July 1, 2005. The Class A shares for all Funds except Floating Rate Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on January 3, 2007. Monthly Distribution’s Predecessor Fund’s Class A shares and Class C shares commenced operations on December 26, 2000. Monthly Distribution’s Class N shares commenced operations on September 29, 2008. Dynamic Macro commenced operations on April 30, 2010. Focused Large Cap Growth commenced operations on December 8, 2011. Floating Rate Bond and International Opportunity Bond commenced operations on November 1, 2013. U.S. Enhanced Market commenced operations on May 1, 2023.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask price is used. If market quotations are not readily available, then securities will be valued using the “fair value” procedures approved by the Board of Trustees (the“Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) based on the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). U.S. Government and Agency securities are valued at the mean between the most recent bid and ask prices. Short-term debt instruments with a remaining maturity of more than 60 days and long-term debt securities including Bank Loans are valued each day by an independent pricing service elected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and ask prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and ask prices may be used. Short-term debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Funds may invest in portfolios of open-end, closed-end investment companies and Exchange Traded Funds (“ETFs”) (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by a Fund will not change.

Options and FLEX Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and ask price.

Futures and future options are valued daily at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation.

Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange are generally valued at the last quoted sales price of the swap (if exchange listed) or of the underlying security (if such security is exchange listed) or in the absence of a sale, fair valued at the mean between the current bid and ask prices.

Trading in securities on Far East securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (“NYSE”) is open). In addition, Far East securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s NAV is not calculated. Each Fund calculates the NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, management may determine that such developments are so significant that they will materially affect the value of a Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Both Emerging Markets Stock and International Stock utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its Valuation Designee based on the Trust’s Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025 for the Funds’ assets and liabilities measured at fair value:

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities *	$-	$59,865,781	$-	$59,865,781
Corporate Bonds *	-	65,587,325	-	65,587,325
Non U.S. Government & Agencies	-	5,036,867	-	5,036,867
Term Loans *	-	9,201,456	-	9,201,456
U.S. Government & Agencies	-	61,137,543	-	61,137,543
Short-Term Investment	7,624,307	-	-	7,624,307
Total	$7,624,307	$200,828,972	$-	$208,453,279
Collateral for Securities Loaned (a)				2,733,018
Total Assets				$211,186,297

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$10,036,713	$-	$10,036,713
Common Stock *	496,251	-	-	496,251
Corporate Bonds *	-	19,124,389	-	19,124,389
U.S. Government & Agencies *	-	998,596	-	998,596
Term Loans *	-	128,399,670	0	128,399,670
Right	-	13,500	-	13,500
Warrant	-	19,749	-	19,749
Short-Term Investment	10,140,862	-	-	10,140,862
Total	$10,637,113	$158,592,617	$0	$169,229,730
Collateral for Securities Loaned (a)				5,564,337
Total Assets				$174,794,067

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$-	$-	$284,700	$284,700
Corporate Bonds *	-	161,490,491	67,179	161,557,670
Short-Term Investment	7,313,524	-	-	7,313,524
Total	$7,313,524	$161,490,491	$351,879	$169,155,894
Collateral for Securities Loaned (a)				29,544,825
Total Assets				$198,700,719

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities *	$-	$7,010	$-	$7,010
Corporate Bonds *	-	42,174,129	-	42,174,129
Non U.S. Government & Agencies *	-	17,856,837	-	17,856,837
Short-Term Investment	2,386,826	-	-	2,386,826
Total	$2,386,826	$60,037,976	$-	$62,424,802
Collateral for Securities Loaned (a)				1,024,611
Total Assets				$63,449,413
Assets - Derivatives
Futures Contracts	$263,411	$-	$-	$263,411
Forward Foreign Currency Exchange Contracts	-	148,791	-	148,791
Credit Default Swap Contracts	-	31,961	-	31,961
Total Asset Derivatives	$263,411	$180,752	$-	$444,163
Liabilities - Derivatives
Futures Contracts	$332,101	$-	$-	$332,101
Forward Foreign Currency Exchange Contracts	-	1,187,111	-	1,187,111
Total Liability Derivatives	$332,101	$1,187,111	$-	$1,519,212

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$172,993,884	$-	$-	$172,993,884
Short-Term Investments	4,402,202	-	-	4,402,202
Total	$177,396,086	$-	$-	$177,396,086
Collateral for Securities Loaned (a)				2,761,892
Total Assets				$180,157,978

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$94,451,000	$-	$-	$94,451,000
Short-Term Investments	4,150,102	-	-	4,150,102
Total	$98,601,102	$-	$-	$98,601,102
Collateral for Securities Loaned (a)				12,257,583
Total Assets				$110,858,685

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$197,151,335	$-	$-	$197,151,335
Short-Term Investment	3,106,836	-	-	3,106,836
Total	$200,258,171	$-	$-	$200,258,171
Collateral for Securities Loaned (a)				3,137,940
Total Assets				$203,396,111

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$76,487,178	$-	$-	$76,487,178
Short-Term Investment	2,993,621	-	-	2,993,621
Total	$79,480,799	$-	$-	$79,480,799
Collateral for Securities Loaned (a)				19,566,902
Total Assets				$99,047,701

Emerging Markets

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund
Equity	$-	$948,722	$-	$948,722
Total Closed End Fund	-	948,722	-	948,722
Common Stocks
Aerospace & Defense	$-	$2,483,580	$-	$2,483,580
Asset Management	-	1,265,369	-	1,265,369
Automotive	-	4,466,638	-	4,466,638
Banking	6,383,243	22,372,094	-	28,755,337
Beverages	1,142,464	1,441,667	-	2,584,131
Biotech & Pharma	-	975,336	-	975,336
Chemicals	-	395,664	-	395,664
E-Commerce Discretionary	-	6,565,228	-	6,565,228
Electric Utilities	2,765	2,617,353	-	2,620,118
Electrical Equipment	-	818,964	-	818,964
Engineering & Construction	-	4,640,933	-	4,640,933
Gas & Water Utilities	1,562,028	-	-	1,562,028
Health Care Facilities & Services	-	4,727,208	-	4,727,208
Home & Office Products	-	1,270,479	-	1,270,479
Institutional Financial Services	-	2,000,970	-	2,000,970
Insurance	-	4,085,619	-	4,085,619
Internet Media & Services	1,159,488	10,385,791	-	11,545,279
Leisure Facilities & Services	134,958	4,473,479	-	4,608,437
Machinery	-	630,206	-	630,206
Medical Equipment & Devices	-	782,380	-	782,380
Metals & Mining	1,782,051	292,745	-	2,074,796
Oil & Gas Producers	-	1,617,172	0	1,617,172
Oil & Gas Services & Equipment	-	982,002	-	982,002
Real Estate Owners & Developers	1,197,594	581,209	-	1,778,803
Renewable Energy	-	689,804	-	689,804
Retail - Consumer Staples	-	-	0	-
Retail - Discretionary	1,228,052	3,190,154	-	4,418,206
Semiconductors	-	17,309,493	-	17,309,493
Specialty Finance	1,107,810	-	-	1,107,810
Technology Hardware	-	5,646,609	-	5,646,609
Technology Services	-	670,746	-	670,746
Telecommunications	-	3,054,118	-	3,054,118
Transportation Equipment	-	1,091,862	-	1,091,862
Wholesale - Consumer Staples	-	788,444	-	788,444
Total Common Stocks	15,700,453	112,313,316	-	128,013,769
Preferred Stocks
Automotive	$-	$389,840	$-	$389,840
Technology Hardware	-	254,329	-	254,329
Total Preferred Stock	-	644,169	-	644,169
Short-Term Investments	3,906,484	-	-	3,906,484
Total	$19,606,937	$113,906,207	$-	$133,513,144
Collateral for Securities Loaned (a)				2,154,027
Total Assets				$135,667,171

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$-	$3,978,663	$-	$3,978,663
Apparel & Textile Products	-	638,387	-	638,387
Asset Management	609,161	2,037,553	-	2,646,714
Automotive	-	2,312,428	-	2,312,428
Banking	7,422,783	27,041,146	0	34,463,929
Beverages	2,949,522	708,629	-	3,658,151
Biotech & Pharma	2,573,456	3,679,507	-	6,252,963
Chemicals	187,238	-	0	187,238
Construction Materials	-	343,694	-	343,694
Containers & Packaging	-	104,322	-	104,322
Diversified Industrials	-	67,404	-	67,404
E-Commerce Discretionary	205,017	415,588	-	620,605
Electric Utilities	639,915	847,131	-	1,487,046
Electrical Equipment	-	4,331,740	-	4,331,740
Engineering & Construction	-	1	-	1
Entertainment Content	260,459	6,427,786	-	6,688,245
Food	654,045	1,809,614	-	2,463,659
Forestry, Paper, & Wood Products	68,865	-	-	68,865
Gas & Water Utilities	689,472	-	-	689,472
Home & Office Products	-	1,889,897	-	1,889,897
Household Products	-	581,299	-	581,299
Industrial Intermediate Prod	-	172,062	-	172,062
Institutional Financial Services	278,013	1,949,660	-	2,227,673
Insurance	285,521	12,842,946	-	13,128,467
Internet Media & Services	516,357	1,689,263	-	2,205,620
Leisure Facilities & Services	351,216	2,132,611	-	2,483,827
Machinery	71,414	373,741	-	445,155
Medical Equipment & Devices	206,348	3,713,040	-	3,919,388
Metals & Mining	6,938,018	483,232	0	7,421,250
Oil & Gas Producers	2,393,654	2,628,571	0	5,022,225
Publishing & Broadcasting	-	69,463	-	69,463
Real Estate Owners & Developers	-	2,035,073	-	2,035,073
Renewable Energy	-	70,710	-	70,710
Retail - Consumer Staples	811,126	1,100,988	-	1,912,114
Retail - Discretionary	247,705	1,903,080	-	2,150,785
Semiconductors	-	5,378,491	-	5,378,491
Software	1,614,965	3,060,273	-	4,675,238
Specialty Finance	-	957,309	-	957,309
Technology Hardware	669,388	5,939,753	-	6,609,141
Technology Services	423,520	2,574,131	-	2,997,651
Telecommunications	1,804,206	6,713,975	-	8,518,181
Tobacco & Cannabis	2,884,273	-	-	2,884,273
Transportation & Logistics	1,486,091	1,724,675	-	3,210,766
Transportation Equipment	342,346	2,430,122	-	2,772,468
Wholesale Discretionary	-	239,434	-	239,434
Total Common Stocks	37,584,094	117,397,392	-	154,981,486
Exchange Traded Funds	809,437	-	-	809,437

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks
Automotive	-	134,819	-	134,819
Banking	681,955	-	-	681,955
Institutional Financial Services	-	376,552	-	376,552
Insurance	-	636,090	-	636,090
Oil & Gas Producers	136,572	-	-	136,572
Technology Hardware	-	647,264	-	647,264
Total Preferred Stocks	818,527	1,794,725	-	2,613,252
Short-Term Investments	181,978	-	-	181,978
Total	$39,394,036	$119,192,117	$-	$158,586,153
Collateral for Securities Loaned (a)				12,941,519
Total Assets				$171,527,672

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,929,205	$-	$-	$26,929,205
Non U.S. Government & Agencies	-	4,418,018	-	4,418,018
U.S. Government & Agencies	-	37,662,009	-	37,662,009
Short-Term Investments	14,463,152	-	-	14,463,152
Total	$41,392,357	$42,080,027	$-	$83,472,384
Collateral for Securities Loaned (a)				11,669,140
Total Assets				$95,141,524
Assets - Derivatives
Futures Contracts	$659,828	$-	$-	$659,828
Forward Foreign Currency Exchange Contracts	-	59,463	-	59,463
Total Asset Derivatives	$659,828	$59,463	$-	$719,291
Liabilities - Derivatives
Futures Contracts	$6,380	$-	$-	$6,380
Forward Foreign Currency Exchange Contracts	-	679,557	-	679,557
Total Liability Derivatives	$6,380	$679,557	$-	$685,937

Long/Short Credit

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$-	$5,700	$5,700
Corporate Bonds *	-	103,109,581	-	103,109,581
Municipal Bonds *	-	2,499,180	-	2,499,180
Non-U.S. Government & Agencies	-	2,189,563	-	2,189,563
U.S. Government & Agencies	-	104,537,863	-	104,537,863
Short-Term Investment	7,225,683	-	-	7,225,683
Total	$7,225,683	$212,336,187	$5,700	$219,567,570
Collateral for Securities Loaned (a)				6,631,390
Total Assets				$226,198,960
Assets - Derivatives
Futures Contracts	$11,390	$-	$-	$11,390
Credit Default Swap Contracts	-	160,366	-	160,366
Total Return Swap Contracts	-	55,624	-	55,624
Total Asset Derivatives	$11,390	$215,990	$-	$227,380
Liabilities - Derivatives
Futures Contracts	$413,975	$-	$-	$413,975
Credit Default Swap Contracts	$-	$809,112	$-	$809,112
Total Liability Derivatives	$413,975	$809,112	$-	$1,223,087

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Closed-End Fund	$-	$-	$3,703,173	$3,703,173
Common Stocks *	170,848,118	-	72,063	170,920,181
Rights	-	-	889,496	889,496
Purchased Options	336,660	-	-	336,660
Short-Term Investment	24,019,732	-	-	24,019,732
Total	$195,204,510	$-	$4,664,732	$199,869,242
Collateral for Securities Loaned (a)				19,011,252
Total Assets				$218,880,494
Liabilities
Securities Sold Short *	$52,065,563	$-	$-	$52,065,563
Total Liabilities	$52,065,563	$-	$-	$52,065,563
Assets - Derivatives
Forward Foreign Currency Exchange Contracts	$-	$37,681	$-	$37,681
Total Asset Derivatives	$-	$37,681	$-	$37,681
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$-	$1,184,977	$-	$1,184,977
Written Options	$3,091,912	$-	$-	$3,091,912
Total Liability Derivatives	$3,091,912	$1,184,977	$-	$4,276,889

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$13,352,730	$-	$-	$13,352,730
REITs *	36,805,915	-	-	36,805,915
Short-Term Investment	627,465	-	-	627,465
Total	$50,786,110	$-	$-	$50,786,110
Collateral for Securities Loaned (a)				2,246,134
Total Assets				$53,032,244

U.S. Enhanced Market

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$64,531,654	$-	$64,531,654
Purchased Options	-	28,449,671	-	28,449,671
Short-Term Investments	28,091,383	-	-	28,091,383
Total Assets	$28,091,383	$92,981,325	$-	$121,072,708
Assets - Derivatives
Futures Contracts	1,553,880	-	-	1,553,880
Total Asset Derivatives	$1,553,880	$-	$-	$1,553,880

*	See each Fund’s Schedule of Investments for breakdown by industry.
(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

The following is a reconciliation for the Funds for which Level 3 inputs were used in determining value:

	Beginning balance October 31, 2024	Total realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Amortization	Net Purchases	Net Sales	Net transfers into Level 3	Net transfers (out) of Level 3	Ending balance April 30, 2025
Floating Rate Bond
Term Loans	$-	$-	$-	$-	$-	$-	$-	$-	$-

High-Yield Bond
Common Stock	186,400	-	98,300	-	-	-	-	-	284,700
Corporate Bond	726,312	(3,819)	(651,665)	-	-	(3,649)	-	-	67,179

Emerging Markets
Common Stocks	-	-	-	-	-	-	-	-	-

International Stock
Common Stocks	-	-	-	-	-	-	-	-	-

Long/Short Credit
Common Stock	5,700	-	-	-	-	-	-	-	5,700

Monthly Distribution
Closed End Fund	3,456,295	-	246,878	-	-	-	-	-	3,703,173
Common Stock	72,063	-	-	-	-	-	-	-	72,063
Rights	1,160,849	-	(271,353)	-	-	-	-	-	889,496

Quantitative disclosures of unobservable inputs and assumptions used by High-Yield Bond, Long/Short Credit, Monthly Distribution, Emerging Markets Stock and International Stock are below:

					Impact to valuation
Investments in Securities:	Fair Value	Valuation Techniques	Unobservable Input	Input Range	from an increase in input
Floating Rate Bond
Term Loans	$-	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$-
High-Yield Bond
Common Stock	$284,700	Enterprise Value	Multiples	1x	Increase
Corporate Bond	67,179	Discounted Cash Flow	Discount Rate	14.5%	Decrease
Total Fair Value Securities	$351,879
Emerging Markets
Common Stock	$-	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$-
International Stock
Common Stock	$-	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$-
Long/Short Credit
Common Stock	$5,700	Broker Quote	Indicative Value	$0.57	Increase
Total Fair Value Securities	$5,700
Monthly Distribution
Closed End Fund	$3,703,173	Broker Quote	Indicative Value	$1.50	Increase
Common Stock	72,063	Broker Quote	Indicative Value	$0.35	Increase
Common Stock	-	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Common Stock	-	Market Approach	Residual Value	100%	NA
Rights	889,496	Broker Quote	Indicative Value	$0.65-$1.60	Decrease
Total Fair Value Securities	$4,664,732

b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rates at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received and are included with the net realized and unrealized gain or loss on investment securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c. Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency exchange contracts in the Statements of Operations.

d. Options – Dynamic Macro and Monthly Distribution are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. These Funds may purchase call and put options. In addition, Enhanced Market may purchase options (including FLEX Options).

Call Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by that Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, that Fund will realize a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option. When a Fund writes a put option, that Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

Put Options. If such a decline occurs, the put options will permit that Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by that Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to that Fund. In addition, if the price of the security in connection with which an option was purchased moves in a direction favorable to that Fund, the benefits realized by that Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

FLEX Options. Enhanced Market gains equity exposure through investments in S&P 500 Index options (including FLEX Options) and futures, but does not invest directly in equity securities as part of its investment strategy. FLEX Options are customized index option contracts traded on an exchange. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the Fund’s FLEX Option holdings are subject to the following risks:

●	Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the relevant index, changes in the actual and implied volatility of the index, and the remaining time until the options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the index (although they generally move in the same direction).

●	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.

●	Counterparty Risk. The FLEX Options are issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.

●	Correlation Risk. The value of the FLEX Options positions is not anticipated to increase or decrease at the same rate as the index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the index.

e. Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds may maintain cash balances, which, at times, may exceed federally insured limits. The Funds may also hold cash balances with brokers which accounts are not federally insured. The Funds maintain these balances with a high quality financial institution.

f. Swap Agreements – International Opportunity Bond, Long/Short Credit and Monthly Distribution may enter into interest rate, index, total return, credit default and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

g. Swaps Risk. The Fund may use swaps to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

h. Futures Contracts – International Opportunity Bond, Dynamic Macro, Long/Short Credit, and U.S. Enhanced Market are subject to equity risk, interest rate risk and forward currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, and foreign exchange rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

i. Short Sales – The Funds may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is obligated to pay over any dividends and accrued interest on borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements.

j. Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of April 30, 2025:

Location on the Statements of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Investments in securities	Option contracts written
Interest Rate/Credit Risk Contracts	Unrealized appreciation on futures	Unrealized depreciation on futures
	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of April 30, 2025:

Asset Derivatives Investment Value
	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2025
International Opportunity Bond
Forward Foreign Currency Exchange Contracts	$-	$148,791	$-	$-	$148,791
Futures Contracts	-	-	263,411	-	263,411
Credit Default Swap Contracts	-	-	-	31,961	31,961
Dynamic Macro
Futures Contracts	$167,328	$-	$492,500	$-	$659,828
Forward Foreign Currency Exchange Contracts	-	59,463	-	-	59,463
Long/Short Credit
Futures Contracts	$-	$-	$11,390	$-	$11,390
Credit Default Swap Contracts	-	-	-	160,366	160,366
Total Return Swap Contracts	55,624	-	-	-	55,624
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$37,681	$-	$-	$37,681
U.S. Enhanced Market
Purchased Options	$28,449,671	$-	$-	$-	$28,449,671
Futures Contracts	148,709	-	1,405,171	-	1,553,880

Liability Derivatives Investment Value
	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2025
International Opportunity Bond
Forward Foreign Currency Exchange Contracts	$-	$1,187,111	$-	$-	$1,187,111
Futures Contracts	-	-	332,101	-	332,101
Dynamic Macro
Forward Foreign Currency Exchange Contracts	$-	$679,557	$-	$-	$679,557
Futures Contracts	6,380	-	-	-	6,380
Long/Short Credit
Futures Contracts	$-	$413,975	$-	$-	$413,975
Credit Default Swap Contracts	$-	$-	$-	$809,112	$809,112
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$1,184,977	$-	$-	$1,184,977
Written Options	$3,091,912	$-	$-	$-	$3,091,912

The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the six months ended April 30, 2025.

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/	Net realized gain (loss) from: Futures,
Interest Rate/Credit Risk Contracts	Purchased options, Written options, Swap
contracts, Forward foreign currency
exchange contracts

Net change in unrealized appreciation
(depreciation) on: Futures, Purchased
options, Written options, Swap contracts,
and Forward foreign currency exchange
contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2025:

Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment type	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2025
International Opportunity Bond
Futures Contracts	$-	$-	$(523,124)	$-	$(523,124)
Forward Foreign Currency Exchange Contracts	-	650,319	-	-	650,319
Credit Default Swap Contracts	-	-	-	32,466	32,466
Small Cap Value
Forward Foreign Currency Contracts	$-	$(5,020)	$-	$-	$(5,020)
Dynamic Macro
Forward Foreign Currency Contracts	$-	$446,086	$-	$-	$446,086
Futures Contracts	2,324,143	-	(639,153)	-	1,684,990
Long/Short Credit
Futures Contracts	$-	$-	$1,873,082	$-	$1,873,082
Credit Default Swap Contracts	-	-	-	97,267	97,267
Total Return Swap Contracts	(271,593)	-	-	-	(271,593)
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$968,712	$-	$-	$968,712
Written Options	862,840	-	-	-	862,840
U.S. Enhanced Market
Futures Contracts	$(154,118)	$-	$(2,623,261)	$-	$(2,777,379)
Purchased Options	9,924,947	-	-	-	9,924,947

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment type	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2025
International Opportunity Bond
Futures Contracts	$-	$-	$27,759	$-	$27,759
Credit Default Swap Contracts	-	-	-	20,034	20,034
Forward Foreign Currency Exchange Contracts	-	(1,423,732)	-	-	(1,423,732)
Dynamic Macro
Forward Foreign Currency Contracts	$-	$(863,347)	$-	$-	$(863,347)
Futures Contracts	(97,523)	-	471,529	-	374,006
Long/Short Credit
Futures Contracts	$-	$-	$(1,739,886)		$(1,739,886)
Credit Default Swap Contracts	-	-	-	(468,958)	(468,958)
Total Return Swap Contracts	(62,831)	-	-	-	(62,831)
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$(1,542,479)	$-	$-	$(1,542,479)
Written Options	(471,482)	-	-	-	(471,482)
U.S. Enhanced Market
Futures Contracts	$127,087	$-	$3,495,939	$-	$3,623,026
Purchased Options	(14,734,660)	-	-	-	(14,734,660)

The average notional value of the derivative instruments for the six months April 30, 2025 based on quarter end positions is disclosed below:

Average Notional Value
	Long Futures	Short Futures	Purchased Options	Written Options	Total Return Swaps - Long	Credit Default Swaps - Long	Credit Default Swaps - Short	Forward Foreign Currency Contracts
International Opportunity Bond	$25,521,818	$18,686,421	$-	$-	$-	$7,041,373	$625,000	35,982,095
Dynamic Macro	30,185,505	12,479,870	-	-	-	-	-	12,595,056
Long/Short Credit	-	34,105,398	-	-	14,000,000	72,500,000	14,500,000	-
Monthly Distribution (1)	-	-	-	4,546,063	-	-	-	41,683,243
U.S. Enhanced Market	111,060,735	-	142,862,500	-	-	-	-	-

(1)	Monthly Distribution held purchased options during the period but not at quarter end.

k. Offsetting of Financial Assets & Liabilities and Derivative Assets & Liabilities – International Opportunity Bond, Dynamic Macro, Long/Short Credit, Monthly Distribution and U.S. Enhanced Market policies are to recognize a gross asset or liability equal to the unrealized amounts on forward foreign currency exchange contracts, swaps and written options. The futures held by the Funds are not subject to offsetting. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2025.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

International Opportunity Bond
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Barclays	$58,290	$-	$58,290	$(58,290)		$-
	Citi Capital Markets	21,270	-	21,270	(21,270)	-	-
	Citibank	383	-	383	(383)	-	-
	JP Morgan Chase	68,848	-	68,848	(68,848)	-	-
Credit Default Swap Citibank		31,961	-	31,961	(31,961)	-	-
Total		$180,752	$-	$180,752	$(180,752)	$-	$-

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Barclays	$(394,858)	$-	$(394,858)	$58,290	$-	$(336,568)
	Citi Capital Markets	(4,194)	-	(4,194)	21,270	-	17,076
	Citibank	(3,512)	-	(3,512)	383	-	(3,129)
	JP Morgan Chase	(784,547)	-	(784,547)	68,848	-	(715,699)
Credit Default Swap Citibank		-	-	-	31,961	-	-
Total		$(1,187,111)	$-	$(1,187,111)	$180,752	$-	$(1,038,320)

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Dynamic Macro
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Forward Foreign Exchange Contracts	US Bank	$59,463	$-	$59,463	$(15,945)	$-	$43,518
Total		$59,463	$-	$59,463	$(15,945)	$-	$43,518

Liabilities:					Gross Amounts Not Offset in the Statements of Assets &
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Forward Foreign Exchange Contracts	US Bank	$(679,557)	$-	$(679,557)	$679,557	$-	$-
Total		$(679,557)	$-	$(679,557)	$679,557	$-	$-

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Long/Short Credit
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Credit Default Swaps	HSBC	$160,366	$-	$160,366	$-	$-	$160,366
Total Return Swap	Goldman Sachs	55,624	-	55,624	-	-	55,624
Total		$215,990	$-	$215,990	$-	$-	$215,990

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Credit Default Swaps	Barclays	$(171,981)	$-	$(171,981)	$171,981	$-
Credit Default Swaps	HSBC	(637,131)	-	(637,131)	637,131	-	-
Total		$(809,112)	$-	$(809,112)	$809,112	$-	-

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Monthly Distribution Fund
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Morgan Stanley FX	$37,627	$-	$37,627	$-	$-	$37,627
Forward Foreign Currency Exchange Contracts	US Bank	54	-	54	-	-	54
Total		$37,681	$-	$37,681	$-	$-	$37,681

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Morgan Stanley FX	$(1,184,977)	$-	$(1,184,977)	$1,184,977	$-	$-
Written Options	Morgan Stanley	(3,091,912)	-	(3,091,912)	-	3,091,912	-
Total		$(4,276,889)	$-	$(4,276,889)	$1,184,977	$3,091,912	$-

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

U.S. Enhanced Market
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Purchased Options	Societe Generale	$28,449,671	$-	$28,449,671	$-	$-	$28,449,671
Total		$28,449,671	$-	$28,449,671	$-	$-	$28,449,671

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

l. Deposits with Broker for Futures, Options and Swaps

Fund	Derivative Type	Broker	Deposit with Broker
International Opportunity Bond	Swaps	Citibank	$1,548,306
	Futures	Barclays	808,453
Dynamic Macro	Futures	Morgan Stanley	1,095,750
Long/Short Credit	Swaps	HSBC	1,447,224
	Futures	HSBC	63,875
Monthly Distribution	Securities Sold Short	JP Morgan	79,844,858

m. Exchanged Traded Funds – The Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

n. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income less foreign tax withholding (if any), and expense is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date that the respective Fund, using reasonable diligence, becomes aware of such dividends and foreign tax withholding (If any). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class. The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

o. Foreign Capital Gains Taxes – Foreign Capital Gains taxes are generally based on either income or gains earned or repatriated cash. Foreign Capital Gains tax is provided in accordance with the Funds’ understanding of applicable country’s tax using a tax service in that country. Each Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Trust is monitoring and recording accrued foreign capital gains tax on appreciated securities of $765,825 as of April 30, 2025, on Emerging Markets as shown on the Statement of Assets and Liabilities. For the six months ended April 30, 2025, Emerging Markets recorded net change in unrealized appreciation on Accrued Foreign Capital Gains Tax on Appreciated Securities of $121,987 as shown on the Statement of Operations.

p. Foreign Tax Reclaims – The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

q. Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2021 to 2023 and expected to be taken in tax year 2024 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

r. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually except for Corporate/Government Bond, Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Long/Short Credit, and Monthly Distribution which will distribute their respective net investment income, if any, monthly. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date. Monthly Distribution’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate (“Prime Rate”). Additionally, Monthly Distribution’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of Monthly Distribution’s current net asset value per share. Shareholders receiving periodic payments from Monthly Distribution may be under the impression that they are receiving net income. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from Monthly Distribution is net income.

s. Real Estate Investment Trusts – Real Estate Stock invests primarily in REITs. Distributions from REITs may be characterized as dividends, capital gains, and/or return of capital.

t. Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

a. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

Certain Funds may invest in collateralized mortgage obligations which are secured by groups of individual mortgages, but are similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

The risk in writing a call option is that a Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received. The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received. Generally, option transactions also involve risks concerning liquidity of the options market. An illiquid market for an option may limit a Fund’s ability to write options or enter

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

b. Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. For example, the novel coronavirus (COVID -19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds’ portfolio investments.

c. Emerging Markets Risk – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

d. Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

4.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – Dunham & Associates serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds. The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser. As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets. The Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser and the Trust, on behalf of each Fund. Under the Sub-Advisory Agreements, each Fund pays the Sub-Adviser a “Fulcrum Fee.” A Fulcrum Fee is a performance fee whereby the Sub-Adviser is rewarded when out-performing, or is penalized when under-performing, a Fund’s benchmark index. As a result of the Fulcrum Fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

	Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Corporate/Government Bond	0.65% – 0.95%	0.50%	0.15% – 0.45%
Floating Rate Bond	0.78% – 0.98%	0.60%	0.18% – 0.38%
High-Yield Bond	0.82% – 1.02%	0.60%	0.22% – 0.42%
International Opportunity Bond	0.80% – 1.30%	0.60%	0.20% – 0.70%
Large Cap Value	0.75% – 1.15%	0.65%	0.10% – 0.50%
Small Cap Value *	0.85% – 1.35%	0.65%	0.20% – 0.70%
Focused Large Cap Growth	0.85% – 1.15%	0.65%	0.20% – 0.50%
Small Cap Growth	0.65% – 1.65%	0.65%	0.00% – 1.00%
Emerging Markets Stock	0.70% – 1.50%	0.65%	0.05% – 0.85%
International Stock	0.95% – 1.65%	0.65%	0.30% – 1.00%
Dynamic Macro	0.90% – 1.60%	0.65%	0.25% – 0.95%
Long/Short Credit	0.70% – 1.80%	0.65%	0.05% – 1.15%
Monthly Distribution	0.87% – 1.63%	0.65%	0.22% – 0.98%
Real Estate Stock	0.80% – 1.40%	0.65%	0.15% – 0.75%
U.S. Enhanced Market	0.95% – 1.35%	0.65%	0.30% – 0.70%

Each Fund’s Sub-Advisory Fulcrum Fee is calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s Class N share performance relative to the Fund’s benchmark (the “Performance Fee”). Depending on a Fund’s net performance versus its benchmark, the Sub-Adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively. In addition, some Fulcrum Fees employ a “null zone” around the base fee, whereby small differences in performance versus the benchmark will not trigger a fee increase or decrease. During the first 12 months of the Fulcrum Fee arrangement, the Performance Fee is calculated daily from inception date of the agreement to the calculation date and is applied to the average daily net assets of the Funds during the calculation period. After the initial 12 months, the Performance Fee is calculated on a daily basis based on comparative performance over a rolling 12-month period.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Depending on the particular Sub-Advisory Agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the Sub-Advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”). However, because each such Sub-Advisory Agreement requires that the Sub-Adviser only be paid out the monthly Minimum Fee during the first year, the Sub-Adviser, in most cases, will receive less compensation until the end of the first year. At the end of the first year of the agreement, the Sub-Adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year. Therefore, in the first year, the Fulcrum Fee methodology has three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the accrued Fulcrum Fee less the Minimum Fee.

By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by the Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period. If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee rate can never be negative, the Performance Fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within an agreed upon time. Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%. In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

The table below lists the current Sub-Advisers along with their Fulcrum Fee arrangements.

Fund	Sub-Adviser	Benchmark	Base Fee	Null Zone	Minimum Fee	Maximum Fee
Corporate/Government Bond	Virtus Fixed Income Advisers, LLC	Bloomberg US Aggregate Bond Index	0.30%	+/- 0.15%	0.15%	0.45%
Floating Rate Bond	PineBridge Investments LLC	Morningstar/LSTA U.S. Leveraged Loan 100 Index	0.28%	+/- 0.00%	0.18%	0.38%
High-Yield Bond	PineBridge Investments LLC	Bloomberg U.S. Corporate High Yield Bond Ba/B 2% Issuer Capped Index	0.32%	+/- 0.00%	0.22%	0.42%
International Opportunity Bond	Virtus Fixed Income Advisers, LLC	Bloomberg Global ex US Aggregate Bond Index (Hedged)	0.45%	+/- 0.00%	0.20%	0.70%
Large Cap Value	Great Lakes Advisors, LLC.	Russell 1000 Value Total Return Index	0.30%	+/- 0.00%	0.10%	0.50%
Small Cap Value	Boston Partners Global Investors, Inc.	Russell 2000 Value Total Return Index	0.45%	+/- 0.00%	0.20%	0.70%
Focused Large Cap Growth	The Ithaka Group, LLC	Russell 1000 Growth Total Return Index	0.35%	+/- 0.00%	0.20%	0.50%
Small Cap Growth	Pier Capital, LLC	Russell 2000 Growth Total Return Index	0.50%	+/- 0.20%	0.00%	1.00%
Emerging Markets Stock	NS Partners Ltd.	MSCI Emerging Markets Index (Net)	0.45%	+/- 0.00%	0.05%	0.85%
International Stock	Arrow street Capital L.P.	MSCI All Country World Index ex USA (Net)	0.65%	+/- 0.20%	0.30%	1.00%
Dynamic Macro	Vontobel Asset Management, Inc.	Dow Jones Moderately Aggressive Portfolio Index	0.60%	+/- 0.00%	0.25%	0.95%
Long/Short Credit	Metlife Investment Advisors, LLC	BofA Merrill Lynch US 3-month Treasury Bill Index PLUS 300 bps (3.00%)	0.60%	+/- 0.00%	0.05%	1.15%
Monthly Distribution	Grantham, Mayo, Van Otterloo & Co., LLC	Credit Suisse Merger Arbitrage Liquid Index	0.60%	+/- 0.00%	0.22%	0.98%
Real Estate Stock	American Assets Capital Advisers, LLC	Dow Jones U.S. Real Estate Total Return Index	0.45%	+/- 0.00%	0.15%	0.75%
U.S. Enhanced Market	PGIM Quantitative Solutions LLC	S&P 500 Total Return Index	0.50%	+/- 0.00%	0.30%	0.70%

b. Administration, Fund Accounting and Transfer Agency Fees – Ultimus Fund Services, LLC (“UFS” or the “Administrator”) serves as the administrator, fund accountant and transfer agent for the Funds. For providing administration services, UFS receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates; 0.07% on the first $250 million of average net assets; 0.05% on average net assets between $250 million and $500 million; 0.03% on average net assets between $500 million and $1 billion; and 0.01% on average net assets over $1 billion. Such fees are subject to an annual minimum of $400,000 in total for the entire Trust. For providing fund accounting services, UFS receives from the Trust a minimum annual fee of $262,500. For providing transfer agent services, UFS receives from the Trust a minimum annual fee of $214,000 plus a per account charge for 75,000 or more accounts.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Blu Giant, LLC, (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds. An individual from UFS serves as an officer for the Trust and receives no additional compensation from the Trust for serving in that role.

c. Distributor – The Distributor of the Funds is Dunham & Associates (the “Distributor”). The Funds have adopted an Amended and Restated Rule 12b-1 Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class A and Class C shares. The Plan for Class A shares authorizes the Funds to pay distribution fees to the Distributor or other entities on a monthly basis at an annualized rate of up to 0.25% of the average daily net assets attributable to Class A shares. The Plan for Class C shares authorizes the Funds to pay distribution fees at the annualized rate of 0.75% for the equity Funds and 0.50% for the fixed income Funds and shareholder servicing fees at the annualized rate of 0.25% to the Distributor or other entities on a monthly basis based on the average daily net assets attributable to Class C shares. Class N shares do not pay distribution fees or shareholder servicing fees.

	Distributor Sales Charges	12b-1 and Shareholder Service
Fund	Class A	Class A	Class C
Corporate/Government Bond	$3,042	$17,049	$9,265
Floating Rate Bond	351	11,089	18,242
High-Yield Bond	1,373	15,976	11,917
International Opportunity Bond	769	5,821	2,833
Large Cap Value	22,076	20,803	17,243
Small Cap Value	1,097	10,698	9,145
Focused Large Cap Growth	12,648	23,668	44,770
Small Cap Growth	4,931	10,393	9,345
Emerging Markets Stock	330	15,930	9,781
International Stock	1,798	17,239	19,575
Dynamic Macro	2,069	11,052	7,936
Long/Short Credit	642	18,263	11,121
Monthly Distribution	983	24,510	55,460
Real Estate Stock	118	5,418	8,511
U.S. Enhanced Market	1,308	12,547	3,683

d. Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive $6,250 for each Board meeting attended in-person; $2,500 for all electronically-attended Board meetings; $1,000 for in-person committee meetings and $500 for telephonic committee meetings, unless the committee meeting is on the same day as a Board meeting, in which case the Trustee will not be compensated for the committee meeting. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other Funds managed by the Adviser. The Trust has agreed to pay the Adviser a fee in the amount of $154,500 per annum, effective January 1, 2025, including an annual discretionary bonus as may be awarded as compensation for providing an officer or employee of the Adviser to serve as Chief Compliance Officer for the Funds (each Fund bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Adviser for the time of other officers or employees of the Adviser who serve in other compliance capacities for the Funds.

e. Commission Recapture – During the six months ended April 30, 2025, certain Funds had portfolio trades executed with a broker pursuant to a commission recapture agreement under which the broker returned a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such commission recapture agreement, are included in Fees paid indirectly in the Funds’ Statements of Operations and will be paid directly by the broker for the expenses of the Fund. For the six months ended April 30, 2025, the amounts received by the Administrator on behalf of certain participating Funds under this arrangement were: Large Cap Value - $506, Focused Large Cap Growth - $1,783 and Small Cap Growth - $3,427.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2025 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Proceeds of U.S. Government Securities
Corporate/Government Bond	$55,709,918	$58,171,253	$15,338,676	$8,900,196
Floating Rate Bond	97,731,430	71,503,911	-	-
High-Yield Bond	39,794,411	66,108,573	-	-
International Opportunity Bond	22,876,544	31,191,942	-	-
Large Cap Value	40,603,897	14,933,930	-	-
Small Cap Value	64,301,254	54,249,477	-	-
Focused Large Cap Growth	49,233,116	32,082,719	-	-
Small Cap Growth	55,350,112	47,105,238	-	-
Emerging Markets Stock	62,609,419	51,140,578	-	-
International Stock	115,457,557	114,149,926	-	-
Dynamic Macro	14,290,201	15,235,893	22,146,535	21,500,000
Long/Short Credit	64,214,219	44,515,052	82,473,889	82,109,308
Monthly Distribution	303,293,947	307,776,870	-	-
Real Estate Stock	18,038,854	9,453,535	-	-
U.S. Enhanced Market	21,943,292	30,847,160	-	-

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Corporate/Government Bond	$214,849,547	$1,734,384	$(5,397,634)	(3,663,250)
Floating Rate Bond	180,553,484	523,505	(6,282,922)	(5,759,417)
High-Yield Bond	201,345,309	2,350,695	(4,995,285)	(2,644,590)
International Opportunity Bond	66,042,534	1,756,307	(4,349,428)	(2,593,121)
Large Cap Value	128,580,611	55,331,741	(3,754,374)	51,577,367
Small Cap Value	116,737,748	6,204,605	(12,083,668)	(5,879,063)
Focused Large Cap Growth	106,694,870	99,912,662	(3,211,421)	96,701,241
Small Cap Growth	95,230,852	8,743,117	(4,926,268)	3,816,849
Emerging Markets Stock	112,894,796	28,831,267	(6,058,892)	22,772,375
International Stock	158,716,971	26,978,686	(14,167,985)	12,810,701
Dynamic Macro	87,665,329	8,746,145	(1,236,596)	7,509,549
Long/Short Credit	197,413,676	49,931,688	(21,146,404)	28,785,284
Monthly Distribution	216,288,707	30,999,673	(30,065,177)	934,496
Real Estate Stock	49,584,961	7,209,083	(3,761,800)	3,447,283
U.S. Enhanced Market	121,159,764	21,542	(108,598)	(87,056)

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

7.	SHARES OF BENEFICIAL INTEREST

Following is a summary of shareholder transactions for each Fund for the six months ended April 30, 2025 and for the year ended October 31, 2024:

For the six months ended April 30, 2025:

	Class N Shares				Class A Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	4,036,915	344,595	(3,520,713)	860,797	69,070	22,066	(146,913)	(55,777)
Floating Rate Bond	5,355,021	631,283	(2,986,165)	3,000,139	220,575	38,185	(126,457)	132,303
High-Yield Bond	3,577,125	662,849	(6,844,732)	(2,604,758)	36,516	42,481	(362,299)	(283,302)
International Opportunity Bond	1,357,472	225,631	(2,597,626)	(1,014,523)	17,107	15,102	(152,694)	(120,485)
Large Cap Value	2,330,861	360,805	(868,218)	1,823,448	85,819	34,189	(86,494)	33,514
Small Cap Value	1,913,643	724,596	(1,042,592)	1,595,647	21,353	74,566	(90,548)	5,371
Focused Large Cap Growth	1,523,959	410,590	(730,253)	1,204,296	86,688	54,111	(131,819)	8,980
Small Cap Growth	1,480,668	-	(845,873)	634,795	91,184	-	(96,220)	(5,036)
Emerging Markets Stock	2,432,112	10,152	(1,067,145)	1,375,119	51,771	-	(142,915)	(91,144)
International Stock	2,210,070	909,870	(1,848,089)	1,271,851	68,742	99,726	(228,153)	(59,685)
Dynamic Macro	1,527,879	255,108	(1,094,234)	688,753	17,785	32,277	(155,129)	(105,067)
Long/Short Credit	4,058,577	530,614	(5,423,130)	(833,939)	36,015	33,776	(253,666)	(183,875)
Monthly Distribution	1,311,521	266,118	(1,675,273)	(97,634)	27,082	26,651	(107,211)	(53,478)
Real Estate Stock	1,070,253	24,389	(335,743)	758,899	36,218	1,852	(38,363)	(293)
U.S. Enhanced Market	2,611,287	1,779,863	(787,789)	3,603,361	94,149	191,611	(67,533)	218,227

	Class C Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	139,603	3,495	(22,693)	120,405
Floating Rate Bond	25,996	16,693	(43,727)	(1,038)
High-Yield Bond	10,729	8,776	(39,055)	(19,550)
International Opportunity Bond	3,112	2,323	(20,258)	(14,823)
Large Cap Value	17,966	8,678	(18,094)	8,550
Small Cap Value	17,271	23,746	(15,424)	25,593
Focused Large Cap Growth	18,353	34,410	(90,122)	(37,359)
Small Cap Growth	17,091	-	(19,012)	(1,921)
Emerging Markets Stock	8,185	-	(14,998)	(6,813)
International Stock	6,346	30,949	(42,174)	(4,879)
Dynamic Macro	22,290	6,166	(17,929)	10,527
Long/Short Credit	37,234	4,910	(28,481)	13,663
Monthly Distribution	19,624	30,863	(70,545)	(20,058)
Real Estate Stock	5,922	121	(18,031)	(11,988)
U.S. Enhanced Market	14,922	13,825	(9,407)	19,340

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

For the year ended October 31, 2024:

	Class N Shares				Class A Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	7,763,525	506,167	(2,744,175)	5,525,517	211,025	47,082	(468,869)	(210,762)
Floating Rate Bond	5,871,088	1,123,883	(3,582,594)	3,412,377	95,751	95,009	(545,706)	(354,946)
High-Yield Bond	12,293,561	1,063,911	(4,360,912)	8,996,560	412,088	99,875	(705,305)	(193,342)
International Opportunity Bond	4,453,526	376,129	(2,341,376)	2,488,279	76,550	39,053	(418,810)	(303,207)
Large Cap Value	1,991,606	354,159	(2,820,022)	(474,257)	97,426	45,846	(435,698)	(292,426)
Small Cap Value	2,563,810	114,729	(1,179,168)	1,499,371	225,659	14,770	(213,671)	26,758
Focused Large Cap Growth	1,049,454	86,348	(1,578,022)	(442,220)	147,242	13,922	(384,163)	(222,999)
Small Cap Growth	1,480,668	-	(845,873)	634,795	91,184	-	(96,220)	(5,036)
Emerging Markets Stock	1,985,923	56,845	(2,073,983)	(31,215)	184,403	7,063	(429,859)	(238,393)
International Stock	2,191,458	244,110	(2,232,244)	203,324	93,461	35,485	(359,032)	(230,086)
Dynamic Macro	3,073,952	134,375	(1,060,078)	2,148,249	358,723	23,670	(259,091)	123,302
Long/Short Credit	11,505,580	953,961	(6,878,124)	5,581,417	368,132	88,712	(1,230,646)	(773,802)
Monthly Distribution	3,287,473	436,180	(1,700,463)	2,023,190	141,909	59,065	(297,648)	(96,674)
Real Estate Stock	736,424	82,753	(2,907,854)	(2,088,677)	32,816	11,339	(517,384)	(473,229)
U.S. Enhanced Market	1,889,659	57,340	(2,265,729)	(318,730)	91,405	7,079	(329,549)	(231,065)

	Class C Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	28,881	6,259	(53,898)	(18,758)
Floating Rate Bond	18,757	43,676	(159,352)	(96,919)
High-Yield Bond	34,876	19,480	(120,332)	(65,976)
International Opportunity Bond	12,562	5,424	(41,200)	(23,214)
Large Cap Value	18,552	9,931	(47,887)	(19,404)
Small Cap Value	20,324	4,503	(37,618)	(12,791)
Focused Large Cap Growth	41,674	5,930	(48,242)	(638)
Small Cap Growth	17,091	-	(19,012)	(1,921)
Emerging Markets Stock	30,258	183	(29,936)	505
International Stock	31,603	8,185	(50,209)	(10,421)
Dynamic Macro	65,885	2,884	(26,393)	42,376
Long/Short Credit	40,072	12,480	(129,125)	(76,573)
Monthly Distribution	19,624	30,863	(70,545)	(20,058)
Real Estate Stock	9,419	2,918	(51,886)	(39,549)
U.S. Enhanced Market	25,583	132	(7,714)	18,001

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended October 31, 2024, and October 31, 2023 was as follows:

For fiscal year ended 10/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Corporate/Government Bond *	$7,041,458	$-	$-	$7,041,458
Floating Rate Bond *	11,062,135	-	-	11,062,135
High-Yield Bond *	10,273,842	-	-	10,273,842
International Opportunity Bond *	3,094,524	-	239,688	3,334,212
Large Cap Value	3,672,385	3,637,138	-	7,309,523
Small Cap Value	390,035	1,727,516	-	2,117,551
Focused Large Cap Growth	-	4,006,806	-	4,006,806
Small Cap Growth	-	-	-	-
Emerging Markets Stock	828,871	-	-	828,871
International Stock	3,684,674	1,249,483	-	4,934,157
Dynamic Macro	1,812,378	-	-	1,812,378
Long/Short Credit *	9,573,461	-	-	9,573,461
Monthly Distribution *	4,446,643	-	11,790,468	16,237,111
Real Estate Stock	1,313,304	-	-	1,313,304
U.S. Enhanced Market	1,022,713	-	-	1,022,713

For fiscal year ended 10/31/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Corporate/Government Bond *	$3,933,944	$-	$-	$3,933,944
Floating Rate Bond *	12,599,686	-	-	12,599,686
High-Yield Bond *	6,930,206	-	-	6,930,206
International Opportunity Bond *	2,308,959	-	1,042,993	3,351,952
Large Cap Value	2,639,617	1,827,185	-	4,466,802
Small Cap Value *	279,389	4,275,847	-	4,555,236
Focused Large Cap Growth *	-	-	-	-
Small Cap Growth	-	-	-	-
Emerging Markets Stock	219,990	-	-	219,990
International Stock	5,023,778	-	-	5,023,778
Dynamic Macro	-	-	-	-
Long/Short Credit *	9,181,165	2,144,449	-	11,325,614
Monthly Distribution *	2,926,993	-	13,617,081	16,544,074
Real Estate Stock	462,010	-	-	462,010
U.S. Enhanced Market	-	-	-	-

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

As of each of the Fund’s tax year-ended October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Corporate/Government Bond	$27,702	$-	$-	$(7,091,209)	$(2,249)	$(3,735,315)	$(10,801,071)
Floating Rate Bond	184,683	-	-	(23,463,616)	(7,654)	(3,463,635)	(26,750,222)
High-Yield Bond	436,896	-	-	(11,914,232)	(9,275)	598,383	(10,888,228)
International Opportunity Bond	-	-	-	(6,463,454)	(7,826)	(2,506,955)	(8,978,235)
Large Cap Value	1,991,837	5,760,415	-	-	-	59,043,398	66,795,650
Small Cap Value	8,418,763	3,534,863	-	-	-	2,125,246	14,078,872
Focused Large Cap Growth	-	21,228,742	(1,415,402)	-	-	114,813,503	134,626,843
Small Cap Growth	-	-	(453,725)	(6,040,905)	-	13,233,936	6,739,306
Emerging Markets Stock	71,565	-	-	(25,618,163)	-	19,850,377	(5,696,221)
International Stock	5,382,065	11,822,796	-	-	-	5,549,282	22,754,143
Dynamic Macro	3,197,286	216,703	-	-	-	7,641,262	11,055,251
Long/Short Credit	-	-	-	(13,076,346)	(17,220)	(3,948,792)	(17,042,358)
Monthly Distribution	-	-	-	(366,351)	(47,302)	(428,506)	(842,159)
Real Estate Stock	178,922	-	-	(18,581,864)	1,644,934	7,083,605	(9,674,403)
U.S. Enhanced Market	12,493,904	16,967,758	-	-	-	(313,891)	29,147,771

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, the mark-to-market treatment of open forward foreign currency, swap and 1256 futures and options contracts, and adjustments for partnerships, perpetual bonds, debt modification, passive foreign investment companies, C Corporation return of capital distributions and dividend payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) for the Funds. In addition, the amount listed under other book/tax differences are primarily attributable to tax adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows: Dunham Focused Large Cap Growth Fund and Dunham Small Cap Growth Fund incurred and elected to defer such late year losses of $1,415,402 and $453,725.

At October 31, 2024, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
Corporate/Government Bond	$1,762,411	$5,328,798	$7,091,209	$-
Floating Rate Bond	3,688,614	19,775,002	23,463,616	-
High-Yield Bond	2,261,062	9,653,170	11,914,232	139,089
International Opportunity Bond	1,097,614	5,365,840	6,463,454	342,920
Large Cap Value	-	-	-	-
Small Cap Value	-	-	-	-
Focused Large Cap Growth	-	-	-	-
Small Cap Growth	6,040,905	-	6,040,905	9,350,981
Emerging Markets Stock	19,231,863	6,386,300	25,618,163	-
International Stock	-	-	-	-
Dynamic Macro	-	-	-	-
Long/Short Credit	9,464,623	3,611,723	13,076,346	-
Monthly Distribution	-	366,351	366,351	-
Real Estate Stock	12,617,059	5,964,805	18,581,864	9,658,621
U.S. Enhanced Market	-	-	-	1,385,151

During the fiscal year ended October 31, 2024, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses, net operating losses, distributions in excess, the use of tax equalization credits and adjustments for prior year tax returns resulted in reclassification for the tax year ended October 31, 2024, as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Fund	Paid In Capital	Accumulated Earnings (Loss)
Corporate/Government Bond	$-	$-
Floating Rate Bond	-	-
High-Yield Bond	-	-
International Opportunity Bond	19	(19)
Large Cap Value	1,914,741	(1,914,741)
Small Cap Value	1,197,003	(1,197,003)
Focused Large Cap Growth	2,510,166	(2,510,166)
Small Cap Growth	(309,585)	309,585
Emerging Markets Stock	-	-
International Stock	2,780,007	(2,780,007)
Dynamic Macro	394,980	(394,980)
Long/Short Credit	(57,408)	57,408
Monthly Distribution	(9,443)	9,443
Real Estate Stock	(2,639)	2,639
U.S. Enhanced Market	-	-

Net assets were unaffected by the above reclassifications.

9.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2024 and October 31, 2023, were as follows:

For fiscal year ended 10/31/2024	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.15	$0.03
International Stock	$0.09	$0.51

For fiscal year ended 10/31/2023	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.98	$0.12
International Stock	$0.09	$0.54

10.	LINE OF CREDIT

Currently, the Funds have a $50,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis at rate of Prime less 1%. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so. Based only on the days borrowed, the average amount of borrowings outstanding was as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Fund	Average Borrowing Outstanding	Largest Outstanding Balance	Loan Outstanding	Average Borrowing Rate
Corporate/Government Bond	$3,665,857	$8,274,000	$-	6.50%
Floating Rate Bond	601,800	932,000	-	6.50%
High-Yield Bond	3,678,500	4,685,000	-	6.50%
International Opportunity Bond	1,882,333	4,539,000	-	6.50%
Large Cap Value	3,644,000	3,644,000	-	6.50%
Small Cap Value	427,000	427,000	-	6.50%
Focused Large Cap Growth	3,135,400	11,649,000	-	6.51%
Small Cap Growth	3,486,000	6,954,000	-	6.50%
Emerging Markets Stock	1,214,367	3,815,000	-	6.61%
International Stock	994,500	14,865,000	-	6.56%
Dynamic Macro	-	-	-	0.00%
Long/Short Credit	409,000	601,000	-	6.50%
Monthly Distribution	-	-	-	0.00%
Real Estate Stock	115,821	863,000	-	6.78%
U.S. Enhanced Market	-	-	-	0.00%

The interest expense for all the Funds listed is included in interest expense on the Statement of Operations.

11.	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. International Stock is below the 105% threshold due to market fluctuation. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. The Funds have the right under the Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of April 30, 2025, the below table shows the securities loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. This cash is invested in the Mount Vernon Liquid Assets Portfolio.

Fund	Market Value of Loaned Securities	Market Value of Collateral
Corporate/Government Bond	$2,662,207	$2,733,018
Floating Rate Bond	5,420,195	5,564,337
High-Yield Bond	28,784,922	29,544,825
International Opportunity Bond	998,201	1,024,611
Large Cap Value	2,723,248	2,761,892
Small Cap Value	11,789,907	12,257,583
Focused Large Cap Growth	3,073,502	3,137,940
Small Cap Growth	18,848,682	19,566,902
Emerging Markets Stock	2,122,969	2,154,027
International Stock	12,540,982	12,941,519
Dynamic Macro	11,387,077	11,669,140
Long/Short Credit	6,462,840	6,631,390
Monthly Distribution	18,378,764	19,011,252
Real Estate Stock	2,107,282	2,246,134
U.S. Enhanced Market	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2025

Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

12.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Fund	Dunham Trust Company
Corporate/Government Bond	88.9%
Floating Rate Bond	92.2%
High-Yield Bond	92.8%
International Opportunity Bond	92.7%
Large Cap Value	88.9%
Small Cap Value	91.8%
Focused Large Cap Growth	77.3%
Small Cap Growth	82.7%
Emerging Markets Stock	93.8%
International Stock	77.9%
Dynamic Macro	92.4%
Long/Short Credit	84.3%
Monthly Distribution	87.8%
Real Estate Stock	83.2%
U.S. Enhanced Market	91.5%

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At the meeting held on December 16, 2024 shareholders of record of the Dunham Funds at the close of business on October 4, 2024, voted to approve the following proposal:

To elect four trustees to the Board of Trustees of the Trust:

	FOR	WITHHOLD
Paul A. Rosinack	65,753,474 shares	290,201 shares
Michael J. Torvinen	65,861,041 shares	182,634 shares
Ray McKewon	65,883,139 shares	160,536 shares
Jeffrey A. Dunham	65,825,973 shares	217,702 shares

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations and Notes to the Financials note 4(d) included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Refer to Additional Information included herein

ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Dunham Funds
15(c) Board Considerations

December 16–17, 2024

I.	Background

On December 16–17, 2024, the Board of Trustees (the “Board”) of Dunham Funds (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the renewal of the Investment Advisory Agreement between the Trust and Dunham & Associates Investment Counsel, Inc. (the “Adviser”) and (ii) the renewal of the sub-advisory agreements with various sub-advisers for certain series (the “Funds”). The investment advisory agreement and the sub-advisory agreements collectively are referred to as the “Advisory Agreements.” The Funds and the relevant sub-advisers with sub-advisory agreements up for approval and/or renewal include:

Funds	Sub-Advisory Agreement
Dunham Corporate/Government Bond Fund	Virtus Fixed Income Advisers, LLC
Dunham Dynamic Macro Fund	Vontobel Asset Management, Inc.
Dunham Emerging Markets Stock Fund	NS Partners Ltd.
Dunham Floating Rate Bond Fund	PineBridge Investments LLC
Dunham Focused Large Cap Growth Fund	The Ithaka Group, LLC
Dunham High-Yield Bond Fund	PineBridge Investments LLC
Dunham International Opportunity Bond Fund	Virtus Fixed Income Advisers, LLC
Dunham International Stock Fund	Arrowstreet Capital, Limited Partnership
Dunham Large Cap Value Fund	Great Lakes Advisors, LLC
Dunham Long/Short Credit Fund	MetLife Investment Advisors, LLC
Dunham Monthly Distribution Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Dunham Real Estate Stock Fund	American Assets Capital Advisers LLC
Dunham Small Cap Growth Fund	Pier Capital, LLC
[Dunham Small Cap Value Fund N/A]	[Boston Partners Global Investors, Inc. is not up for renewal at this time]
Dunham U.S. Enhanced Market Fund	PGIM Quantitative Solutions, LLC

The Independent Trustees had requested and reviewed materials the Adviser and the sub-advisers provided prior to and during the meetings and had reviewed a memorandum from Fund counsel that reviewed their fiduciary duties pertaining to renewal of investment management and sub-advisory agreements and the factors they should consider in evaluating the Advisory Agreements.

Among other information, the Adviser and the sub-advisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board determined that, given the totality of the information provided with respect to each Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreements.

The Independent Trustees and Fund counsel met in executive sessions to consider the renewal of the Advisory Agreements. The Board also received information about the Funds throughout the year in connection with the regular quarterly Board meetings from the Adviser and various Fund sub-advisers.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be renewed. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

II.	Investment Advisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the Investment Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services that the Adviser provided to the Funds, including the Adviser’s personnel and resources and the Adviser’s criteria for reviewing a sub-adviser’s performance. The Board reviewed the services the Adviser provided in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. They also reviewed information provided regarding risk management, compliance and regulatory matters. The Board concluded that the services the Adviser provided were satisfactory.

Performance. The Board reviewed performance information the Adviser provided for Class N of each Fund compared to the performance of (a) funds in a peer group (the “Peer Group”) (which is a relevant sub-set of funds in a Fund’s Morningstar category), (b) a Morningstar category average and (c) a benchmark index for the one, five and ten year periods or since a Fund’s inception, as applicable, and for the period since commencement of a sub-adviser’s overseeing of a Fund, ended September 30, 2024. The Board considered that the Adviser had delegated day-to-day portfolio management of each Fund’s strategy to a sub-adviser and noted the ongoing oversight activities the Adviser performed, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and yearly compliance reviews. The Board concluded that the Adviser appropriately had reviewed and monitored each sub-adviser’s investment performance.

Advisory Fee. The Board reviewed each Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of the Peer Group and a Morningstar category. The Board discussed that, while the advisory fees do not necessarily have to be the lowest compared to the Peer Groups, it is their duty to evaluate whether the advisory fees are reasonable. The Board noted that the Adviser’s fees range from 0.50% to 0.65%, which, when combined with the sub-adviser fees, can be higher than the Peer Group averages when a Fund is performing well. The Board concluded that the Adviser’s fee ranges are applied reasonably based on the nature of a Fund (i.e., bond vs. equity, or alternative vs. traditional). The Board observed that currently five Funds are considered “alternative” and generally require enhanced oversight compared to more traditional asset classes. The Board discussed the level of work involved in the Adviser’s oversight of the Funds, the Adviser’s ongoing quantitative and qualitative analysis of each sub-adviser, and the other services that the Adviser provides to the Funds.

The Board also noted:

●	Dunham Corporate/Government Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

●	Dunham Dynamic Macro Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Emerging Markets Stock Fund: The Board noted that the advisory fee was lower than the average of the Peer Group and the Morningstar category, and concluded that the overall expense ratio was in a reasonable range.

●	Dunham Floating Rate Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Focused Large Cap Growth Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham High-Yield Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham International Opportunity Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham International Stock Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Large Cap Value Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Long/Short Credit Fund: The Board noted that the advisory fee was lower than the average of the Peer Group and the Morningstar category, and concluded that the overall expense ratio was in a reasonable range.

●	Dunham Monthly Distribution Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Real Estate Stock Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

●	Dunham Small Cap Growth Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Small Cap Value Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham U.S. Enhanced Market Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that each Fund’s advisory fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if a Fund experiences substantial asset growth; however, the Board recognized that no Fund had yet reached an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as Fund asset levels grow.

Profitability. The Board also reviewed the estimated profitability of the Adviser with respect to each Fund. The Board concluded that the estimated profitability of the Adviser in connection with the management of each Fund was reasonable, and at a level to adequately incentivize the Adviser to continue to provide high quality services.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

III.	Sub-Advisory Agreements

Nature, Extent and Quality of Services. In considering the renewal of the sub-advisory agreement, as applicable, between each Fund and the Fund’s respective sub-adviser, the Board considered the nature, extent and quality of services the sub-adviser provided under the sub-advisory agreement. The Board reviewed the services the sub-adviser provided, the background of the investment professionals servicing the Fund, and the sub-adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

Performance. The Board reviewed each Fund’s total return compared to the average total returns of the Fund’s Peer Group and Morningstar category averages and benchmark index. The Board also noted:

●	Dunham Corporate/Government Bond Fund: The Board noted that Virtus Fixed Income Advisers, LLC (“Virtus”), or a predecessor firm, has served as the Fund’s sub-adviser since December 10, 2004 (the inception date of the Fund). The Board observed that the Fund underperformed its Morningstar category average over the one-, five-, and ten-year periods, but noted that the Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

outperformed its Peer Group and benchmark index for the one-, and five-year periods. The Board concluded that the services Virtus provided were satisfactory.

●	Dunham Dynamic Macro Fund: The Board noted that Vontobel Asset Management, Inc. (“Vontobel”) has served as the Fund’s sub-adviser since February 1, 2023 (while the Fund’s inception date is April 30, 2010). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index over the one-, five-, and ten-year periods, but noted that the Fund had outperformed its Peer Group average, Morningstar category average, and benchmark index since Vontobel began managing the Fund. The Board concluded that the services Vontobel provided were satisfactory.

●	Dunham Emerging Markets Stock Fund: The Board noted that NS Partners Ltd. (“NS Partners”) has served as the Fund’s sub-adviser since April 1, 2019 (while the Fund’s inception date is December 10, 2004). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index over the relevant periods, including since NS Partners began to manage the Fund. The Board concluded that the services NS Partners provided were satisfactory.

●	Dunham Floating Rate Bond Fund: The Board noted that PineBridge Investments LLC (“PineBridge”) has served as the Fund’s sub-adviser since October 1, 2021 (while the Fund’s inception date is November 4, 2013). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index for the five- and ten-year periods, but noted that the Fund outperformed its Peer Group average and Morningstar category average and equal to the benchmark index for the one-year period. The Board further considered that the Fund had outperformed its Peer Group average and Morningstar category average since PineBridge began to manage the Fund. The Board concluded that the services PineBridge provided were satisfactory.

●	Dunham Focused Large Cap Growth Fund: The Board noted that The Ithaka Group, LLC (“Ithaka”) has served as the Fund’s sub-adviser since December 8, 2011 (the inception date of the Fund). The Board observed that the Fund underperformed its benchmark index for the one-, five-, and ten-year periods, but noted that it outperformed its Peer Group average and Morningstar category average for the one-, five-, and ten-year periods. The Board concluded that the services Ithaka provided were satisfactory.

●	Dunham High-Yield Bond Fund: The Board noted that PineBridge has served as the Fund’s sub-adviser since July 1, 2017 (while the Fund’s inception date is July 1, 2005). The Board observed that Fund underperformed its Peer Group average, Morningstar Category average, and benchmark index for the one-year period and its Morningstar category average and benchmark index for the ten-year period, but noted that it outperformed its Peer Group average, Morningstar Category average, and benchmark index for the five-year period. The Board further considered that the Fund had outperformed its Peer Group average and Morningstar category average since PineBridge began to manage the Fund. The Board concluded that the services PineBridge provided were satisfactory.

●	Dunham International Opportunity Bond Fund: The Board noted that Virtus, or a predecessor firm, has served as the Fund’s sub-adviser since January 1, 2020 (while the Fund’s inception date was

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

November 4, 2013). The Board observed that the Fund underperformed its Morningstar category average and benchmark index for the ten-year period, but noted that the Fund outperformed its Peer Group average, Morningstar category average, and benchmark index for the one- and five-year periods. The Board further considered that the Fund had outperformed its Peer Group average, Morningstar category average, and benchmark index since Virtus began to manage the Fund. The Board concluded that the services Virtus provided were satisfactory.

●	Dunham International Stock Fund: The Board noted that Arrowstreet Capital, Limited Partnership (“Arrowstreet”) has served as the Fund’s sub-adviser since July 1, 2008 (while the Fund’s inception date is December 10, 2004). The Board observed that Fund underperformed its Peer Group average and benchmark index for the one-year period, but noted that the Fund outperformed its Peer Group average, Morningstar Category average, and benchmark index for the five- and ten-year periods and its Morningstar Category average for the one-year period. The Board concluded that the services Arrowstreet provided were satisfactory.

●	Dunham Large Cap Value Fund: The Board noted that Great Lakes Advisors, LLC (“Great Lakes”), or a predecessor firm, has served as the Fund’s sub-adviser since July 1, 2015 (while the Fund’s inception date is December 10, 2004). The Board observed the Fund had underperformed its Peer Group average and Morningstar Category average for the five-year period and underperformed its Peer Group average, Morningstar Category average, and benchmark index for the ten-year period, but noted that it outperformed its Peer Group average, Morningstar Category average, and benchmark index for the one-year period. The Board concluded that the services Great Lakes provided were satisfactory.

●	Dunham Long/Short Credit Fund: The Board noted that MetLife Investment Management, LLC (“MetLife”) has served as the Fund’s sub-adviser since July 1, 2018 (while the Fund’s inception date is December 10, 2004). The Board observed that the Fund underperformed its Morningstar category average for the one- and five-year periods, its Peer Group average for the one-year period, and benchmark index for the one-, five-, and ten-year periods, but noted that the Fund outperformed its Peer Group average for the five- and ten-year periods, and its Morningstar category average for the ten-year period. The Board further considered that the Fund had outperformed its Peer Group average and underperformed its Morningstar category average and benchmark index since MetLife began to manage the Fund. The Board concluded that the services MetLife provided were satisfactory.

●	Dunham Monthly Distribution Fund: The Board noted Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has served as the Fund’s sub-adviser since April 1, 2021 (while the Fund’s inception date is September 29, 2008). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index over the one-, five- and ten-year periods, including since GMO began to manage the Fund. The Board concluded that the services GMO provided were satisfactory.

●

Dunham Real Estate Stock Fund: The Board noted that American Assets Capital Advisers LLC (“AACA”) has served as the Fund’s sub-adviser since January 1, 2020 (while the Fund’s inception date is December 10, 2004). The Board observed that the Fund underperformed its Morningstar category average and benchmark index over the one-, five-, and ten-year periods and its Peer Group average for the five- and ten-year periods, but noted that the Fund outperformed its Peer

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

Group average for the one-year period. The Board further considered that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index since AACA began to manage the Fund. The Board concluded that the services AACA provided were satisfactory.

●	Dunham Small Cap Growth Fund: The Board noted that Pier Capital, LLC (“Pier”) has served as the Fund’s sub-adviser since December 10, 2004 (the inception date of the Fund). The Board observed that the Fund underperformed its Morningstar category average and benchmark index over the one-year period, but noted that the Fund outperformed its Peer Group average, Morningstar category average, and benchmark index over the five- and ten-year periods and its Peer Group average over the one-year period. The Board concluded that the services Pier provided were satisfactory.

●	Dunham US Enhanced Market Fund: The Board noted that PGIM Quantitative Solutions, LLC (“PGIM”) has served as the Fund’s sub-adviser since May 1, 2023 (the inception date of the Fund). The Board observed that the Fund underperformed its benchmark index for the since inception period, but noted that it outperformed its Peer Group average, Morningstar category average, and benchmark index over the one-year period and its Peer Group average and Morningstar category average for the since inception period. The Board concluded that the services PGIM provided were satisfactory.

Sub-Advisory Fees and Economies of Scale. The Board considered each Fund’s sub-advisory fee schedule and noted the fees charged to comparable portfolios, if any, that the sub-adviser managed. The Board noted that the fee schedule was negotiated between the Adviser and each sub-adviser, an unaffiliated third party.

The Board considered the base fee paid to each sub-adviser when the performance of a Fund is equal to that of a specific index plus or minus a “null” zone. The Board also reviewed the operation of the performance fee and the impact on fees and expenses based on various performance results. The Board recognized the unique nature of a performance fee, which results in higher fees when a sub-adviser delivers positive results, and how performance fees should be integrated into their analysis. The Board noted information that the Adviser provided regarding the specific benchmark index used to compute each sub-adviser’s performance fee, how performance adjustments are calculated, and why each Fund’s N-share class (as the class with the most assets) is used for performance calculations.

The Board confirmed its belief that performance fees help ensure that any significant fee adjustments are attributable to a sub-adviser’s skill, rather than to random performance fluctuations, and the performance fee aligns a sub-adviser’s interest with those of Fund shareholders. The Board concluded that each sub-adviser’s fees were in a reasonable range.

The Board reviewed the relevance of economies of scale in the context of a sub-adviser that receives a performance-based fee. The Board agreed that the Adviser successfully had negotiated a favorable base fee with each sub-adviser, and that reductions based on asset growth, when coupled with the possibility of fee reductions based on performance, could hinder the Adviser’s ability to attract top sub-advisory talent. The Board agreed that pursuing breakpoints with any of the sub-advisers would not be in the best interests of Fund shareholders at this time.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2025

Profitability and Fallout Benefits. The Board considered information provided regarding each sub-adviser’s estimated profitability from providing sub-advisory services to its respective Fund. The Board noted that the sub-advisory fee schedule was negotiated between the Adviser and each sub-adviser, an unaffiliated third party. The Board reviewed materials provided as to any additional benefits each sub-adviser receives.

IV.	All Agreements

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the approval and/or continuation of the Advisory Agreements, as applicable, are in the best interests of each Fund.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (888)-3DUNHAM (338-6426), by accessing the Funds’ website at www.dunham.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (800)-SEC-0330. The information on Form N-PORT is available without charge, upon request, by calling (888)-3DUNHAM (338-6426).

P.O. Box 910309

San Diego, California 92191

(800) 442-4358

Distributed by Dunham & Associates Investment Counsel, Inc. Member FINRA/SIPC

THIS REPORT AND FINANCIAL STATEMENTS CONTAINED HEREIN ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF EACH FUND’S PORTFOLIO.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99.CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dunham Funds

By (Signature and Title)	/s/ Jeffrey Dunham
Jeffrey Dunham, Principal Executive Officer/President

Date	7/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey Dunham
Jeffrey Dunham, Principal Executive Officer/President

Date	7/8/2025

By (Signature and Title)	/s/ Christine Zhou
Christine Zhou, Principal Financial Officer/Treasurer

Date	7/8/2025